This prospectus sets forth concisely the information about Scudder Pathway
Series: Conservative Portfolio (the "Portfolio"), a diversified open-end management investment company, that a prospective investor should know before investing. Scudder Pathway Series is composed of four separate Portfolios with distinctly different investment objectives. Each Portfolio, one of which is offered herein, seeks to accomplish its objective by investing primarily in a number of other Scudder funds (the "Underlying Scudder Funds"). Please retain this prospectus for future reference.

If you require more detailed information, a Statement of Additional Information dated November 15, 1996, as amended from time to time, may be obtained without charge by writing Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103 or calling 1-800-225-2470. The Statement, which is incorporated by reference into this prospectus, has been filed with the Securities and Exchange Commission.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Contents--see page 4.

Scudder
Pathway Series:  Conservative
Portfolio

Prospectus
November 15, 1996

A pure no-load(TM) (no sales charges) mutual fund which seeks primarily current income and secondarily long-term growth of capital by investing in a select mix of Scudder Funds.

Expense information

This information is designed to help you understand the various costs and expenses that an investor in Scudder Pathway Series: Conservative Portfolio will bear directly or indirectly. With Scudder's pure no-load(TM) portfolios and funds, you pay no commissions to purchase or redeem shares, or to exchange from one portfolio or fund to another. As a result, all of your investment goes to work for you.

1) Shareholder transaction expenses: Expenses charged directly to your individual account in the Portfolio for various transactions.

     Sales commissions to purchase shares (sales load)        NONE
     Commissions to reinvest dividends                        NONE
     Redemption fees                                          NONE*
     Fees to exchange shares                                  NONE

2) Annual Portfolio operating expenses: Estimated expenses paid by the Portfolio before it distributes its net investment income, expressed as a percentage of the Portfolio's average daily net assets for the initial fiscal period.

     Investment management fee                               NONE
     12b-1 fees                                              NONE
     Other expenses                                          NONE
                                                             ----
     Total Portfolio operating expenses**                    NONE

The Portfolio is expected to operate at a zero expense level. However, the Portfolio's shareholders will indirectly bear the Portfolio's pro rata share of fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested. The investment returns of the Portfolio, therefore, will be net of the Portfolio's share of the expenses of the Underlying Scudder Funds in which the Portfolio is invested. The chart on page 3 shows the expense ratios of each Underlying Scudder Fund after fee waiver or reimbursement where applicable, as of its most recent fiscal year end.

----------------

* You may redeem by writing or calling the Portfolio. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information--Redeeming shares."

** The payment of the Portfolio's pro rata share of expenses is subject to the Special Servicing Agreement. Please refer to "Portfolio organization--Special Servicing Agreement."

Expense Ratios of the Underlying Scudder Funds

     Underlying Scudder Funds          Expense Ratio
     ------------------------          -------------
Money Market Fund
Scudder Cash Investment Trust               0.83%
Bond Mutual Funds
Scudder Emerging Markets Income Fund        1.50%
Scudder Global Bond Fund+                   1.00%
Scudder GNMA Fund                           0.94%
Scudder High Yield Bond Fund+               0.00%
Scudder Income Fund                         0.99%
Scudder International Bond Fund             1.26%
Scudder Short Term Bond Fund                0.75%

     Underlying Scudder Funds          Expense Ratio
     ------------------------          -------------
Equity Mutual Funds
Scudder Capital Growth Fund                 0.92%
Scudder Classic Growth Fund+                1.25%
Scudder Development Fund                    1.24%
Scudder Emerging Markets Growth Fund+       2.00%
Scudder Global Discovery Fund               1.69%
Scudder Global Fund                         1.34%
Scudder Gold Fund                           1.50%
Scudder Growth and Income Fund              0.80%
Scudder International Fund                  1.14%
Scudder Latin America Fund                  2.08%
Scudder Micro Cap Fund+                     1.75%
Scudder Pacific Opportunities Fund          1.74%
Scudder Quality Growth Fund                 1.17%
Scudder Small Company Value Fund            1.50%
Scudder 21st Century Growth Fund+           1.75%
Scudder Value Fund+                         1.25%

Based on the foregoing, the range for the average weighted expense ratio borne by the Portfolio is expected to be 0.16% to 1.79%. A range is provided since the average assets of the Portfolio invested in each of the Underlying Scudder Funds will fluctuate.

Example

Using the midpoint of the ratios set forth above, the total pro rata expenses relating to a $1,000 investment, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by each Underlying Scudder Fund before it distributes its net investment income to the Portfolio. (As noted above, the Portfolio has no redemption fees of any kind.)

             1 Year                      3 Years
              $10                          $31

See "Portfolio organization--Special Servicing Agreement" for an explanation of the Special Servicing Agreement. This example assumes that the Portfolio reinvests all dividends and distributions paid by the Underlying Scudder Funds. This example should not be considered a representation of past or future expenses or returns. Actual expenses and returns of each Underlying Scudder Fund vary from year to year and may be higher or lower than those shown .

+The following funds maintained their expenses at the following rates for their respective fiscal periods: Scudder Classic Growth Fund: 1.25%, Scudder Emerging Markets Growth Fund: 2.00%, Scudder Global Bond Fund: 1.00%, Scudder High Yield Bond Fund: 0.00%, Scudder Micro Cap Fund: 1.75%, Scudder 21st Century Growth
Fund: 1.75% and Scudder Value Fund: 1.25%. If the Adviser had not maintained the Funds' expenses, the total return for the period would have been lower. Please see the appropriate Underlying Scudder Fund prospectus for details.

A message from Scudder's chairman

Scudder, Stevens & Clark, Inc., investment adviser to the Scudder Family of Funds, was founded in 1919. We offered America's first no-load mutual fund in 1928. Today, we manage in excess of $100 billion for many private accounts and over 50 mutual fund portfolios. We manage the mutual funds in a special program for the American Association of Retired Persons, as well as the fund options available through Scudder Horizon Plan, a tax-advantaged variable annuity. We also advise The Japan Fund and nine closed-end funds that invest in countries around the world.

The Scudder Family of Funds is designed to make investing easy and less costly. It includes money market, tax free, income and growth funds and offers IRAs, 401(k)s, Keoghs and other retirement plans.

Services available to all shareholders include toll-free access to the professional service representatives of Scudder Investor Relations, easy exchange among funds, shareholder reports, informative newsletters and the walk-in convenience of Scudder Funds Centers.

All Scudder mutual funds are pure no-load(TM). This means you pay no commissions to purchase or redeem your shares or to exchange from one fund to another. There are no "12b-1" fees either, which many other funds now charge to support their marketing efforts. All of your investment goes to work for you. We look forward to welcoming you as a shareholder.

/s/Daniel Pierce


Scudder Pathway Series: Conservative Portfolio

Investment Objective

o    primarily current income and secondarily long-term growth of capital

Investment Characteristics


o a professionally managed portfolio which allocates its investments among select Scudder Funds


o provides exposure to a wide range of asset classes, securities and markets around the globe

o    no added fees or expenses associated with the operation of Scudder Pathway
     Series: Conservative Portfolio

o    appropriate for IRA, 401(k) and other retirement plans

Contents

Investment objective and policies                      5
Why invest in the Portfolio?                           6
Description of the Underlying
   Scudder Funds                                       7
Information about policies,
   investments and risks                              17
Investment restrictions of the Portfolio              19
Risks of investing in the Portfolio                   19
Distribution and performance information              20
Portfolio organization                                21
Transaction information                               23
Shareholder benefits                                  27
Trustees and Officers                                 29
Investment products and services                      30
How to contact Scudder                                31
Purchases                                             32
Exchanges and redemptions                             33
Appendix

Investment objective and policies


Scudder Pathway Series: Conservative Portfolio (the "Portfolio") is one of four professionally managed, diversified portfolios of Scudder Pathway Series (the "Trust"). The Portfolio invests primarily in a select mix of Scudder Funds. The Portfolio's investment objective is to seek current income and secondarily long-term growth of capital. In pursuit of these objectives, the Portfolio, under normal market conditions, will invest substantially in bond mutual funds, but will have some exposure to equity mutual funds.

The Scudder Funds in which the Portfolio may invest are referred to as the "Underlying Scudder Funds," (see below). Some of these Underlying Scudder Funds are bond mutual funds which primarily seek current income. Other Underlying Scudder Funds held by the Portfolio are equity mutual funds which invest largely in stocks to achieve growth. The portfolio management team for the Portfolio allocates investments based on the outlook of the Fund's investment adviser, Scudder, Stevens & Clark, Inc. (the "Adviser") for the financial markets, world economies and the relative performance potential of the Underlying Scudder Funds. Under normal market conditions, the Conservative Portfolio will invest 40-80% of total assets in bond mutual funds; 20-50% of total assets in equity mutual funds; and 0-15% of total assets in a money market fund, cash or cash equivalents. If, as a result of appreciation or depreciation, the percentage of the Portfolio's assets invested in the above categories exceeds or is less than the applicable ranges, the Adviser will consider, in its discretion, whether to reallocate the assets of the Portfolio to comply with the stated ranges.


The Portfolio will purchase or sell shares of Underlying Scudder Funds to: (a) accommodate purchases and sales of the Portfolio's shares, (b) change the percentages of the Portfolio's assets invested in each of the Underlying Scudder Funds in response to changing market conditions, and (c) maintain or modify the allocation of the Portfolio's assets in accordance with the investment mix described above. To provide for redemptions or for temporary defensive purposes, the Portfolio may invest without limit in cash or cash equivalents, including repurchase agreements, commercial paper and other types of money market instruments.

Except as otherwise indicated, the Portfolio's investment objective and policies are not fundamental and may be changed without a vote of shareholders.


 ------------------------------------------------------
 Underlying Scudder Funds in which Pathway
 Conservative Portfolio may invest
 ------------------------------------------------------


    Bond Mutual Funds
     Scudder Emerging Markets Growth Fun
     Scudder Global Bond Fund
     Scudder GNMA Fund
     Scudder High Yield Bond Fund
     Scudder Income Fund
     Scudder International Bond Fund
     Scudder Short Term Bond Fund

   Equity Mutual Funds
     Scudder Capital Growth Fund
     Scudder Classic Growth Fund
     Scudder Development Fund
     Scudder Emerging Markets Growth Fund
     Scudder Global Fund
     Scudder Global Discovery Fund
     Scudder Gold Fund
     Scudder Growth and Income Fund
     Scudder International Fund
     Scudder Latin America Fund
     Scudder Micro Cap Fund
     Scudder Pacific Opportunities Fund
     Scudder Quality Growth Fund
     Scudder Small Company Value Fund
     Scudder 21st Century Growth Fund
     Scudder Value Fund


   Money Market Fund
    Scudder Cash Investment Trust

If there is a change in investment objective, shareholders should consider whether the Portfolio remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that the Portfolio's objective will be met.

For information about the investment objectives of each of the Underlying Scudder Funds, please refer to "Description of the Underlying Funds." For information about purchasing, exchanging or redeeming shares, refer to "Transaction information," "Purchases" and "Exchanges and redemptions."

Why invest in the Portfolio?

The Pathway Series Portfolios are designed for individuals and institutions who prefer to have their asset allocation decisions made by professional money managers, are looking for an appropriate core investment for their retirement portfolio and appreciate the advantages of broad diversification. Scudder Pathway Series: Conservative Portfolio seeks primarily current income and secondarily long-term growth of capital by investing in a mix of Scudder Funds. Reflecting these objectives, the Portfolio will allocate its assets carefully among Scudder bond mutual funds and, to a lesser extent, Scudder equity mutual funds.

Pathway Conservative Portfolio is designed to meet the needs of investors with a time horizon of at least 3-5 years seeking to develop a diversified portfolio offering income with the potential for long-term growth of capital. The Portfolio may be most appropriate for investors nearing or in retirement, particularly investors in tax-advantaged retirement accounts including IRAs, 401(k) corporate employee savings plans and 403(b) non-profit organization savings plans.

The proliferation of mutual funds over the last several years and the increased responsibilities shouldered by employees for managing their retirement plan assets have left many investors in search of a simple means to manage their long-term investments. With new investment categories emerging each year and with each mutual fund reacting differently to political, economic and business events, many investors are forced to make complex investment decisions with limited experience, time and personal resources.

The Portfolio can serve as a complete investment program or as a core part of a larger portfolio. Pathway Conservative Portfolio invests in a select group of established pure no-load(TM) Underlying Scudder Funds. The allocation of assets within the Portfolio is determined by the Adviser according to fundamental and quantitative analysis. Shifts will be made among Underlying Scudder Funds and asset classes based on the Adviser's then current outlook for the financial markets and the world's economies. Because the Portfolio's assets will be adjusted only periodically and only within the investment ranges described above, there should not be any sudden large-scale changes in the Portfolio's asset allocation. The Portfolio is not designed as a market timing vehicle, but rather as a cost-effective, conservative and simple approach to helping investors meet retirement and other long-term goals.


The Portfolio can invest in a variety of international and global Underlying Scudder Funds and expects to invest some portion of assets in foreign markets. The Adviser believes this commitment to global investment management differentiates the Portfolio from traditional funds of funds and asset allocation products. Adding an international component to a retirement portfolio can increase diversification and lower volatility, while enhancing and providing the most consistent returns over time.

In addition, Pathway Conservative Portfolio offers all the benefits of the Scudder Family of Funds. Scudder, Stevens & Clark, Inc. manages a diverse family of pure no-load(TM) funds and provides a wide range of services to help investors meet their investment needs. Please refer to "Investment products and services" for additional information.

Description of the Underlying Scudder Funds


The following is a concise description of the investment objectives and practices for each of the Underlying Scudder Funds. There can be no assurance that the Underlying Scudder Funds' objectives will be met. Additional information regarding the investment practices of the Underlying Scudder Funds is located in the section entitled "Additional information about policies and investments," in the Appendix to this prospectus, in the sections entitled "The Fund's Investment Objectives and Policies" and "Glossary" in the Statement of Additional Information and in the prospectuses of each of the Underlying Scudder Funds. Prospectuses for the Underlying Scudder Funds may be obtained without charge by writing Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103 or calling 1-800-225-2470. No offer is made in this prospectus of shares of any of the Underlying Scudder Funds.


The following Underlying Scudder Fund is the money market fund in which the Portfolio may invest and will likely serve as the primary cash reserve portion of the Portfolio.

Scudder Cash Investment Trust is a diversified investment company which seeks to maintain stability of capital and, consistent therewith, to maintain liquidity of capital and to provide current income. The Fund seeks to maintain a constant net asset value of $1.00 per share. Shares of the Fund are not insured or guaranteed by the U.S. Government and there can be no assurance that a stable net asset value will be maintained.


The Fund purchases U.S. dollar-denominated money market securities. All of the Fund's portfolio securities must meet certain quality criteria at the time of purchase. Generally, the Fund may purchase only securities which are rated, or issued by a company with comparable securities rated, within the two highest quality rating categories of one or more of the following rating agencies:
Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's ("S&P") and Fitch Investors Service, Inc. ("Fitch") or, if unrated, the credit quality of the security is deemed equivalent, in the opinion of the Adviser, to the rated securities mentioned above. Amendments have been proposed to the federal rules regulating quality, maturity and diversification requirements of money market funds, like the Fund. If the amendments are adopted, the Fund intends to comply with such new requirements.

The maturity of each investment in the Fund's portfolio is 397 calendar days or less, except in the case of U.S. Government securities which may have maturities of up to 762 calendar days. The dollar-weighted average maturity of the Fund's portfolio varies with money market conditions, but is always 90 days or less. As a money market fund with a short-term maturity, the Fund's income fluctuates with changes in interest rates but its price is expected to remain fixed at $1.00 per share.

The following Underlying Scudder Funds are bond mutual funds which primarily seek to provide current income or total return.


Scudder Emerging Markets Income Fund is a non-diversified investment company which seeks to provide high current income. As a secondary objective, the Fund seeks long-term capital appreciation. In pursuing these goals, the Fund invests primarily in high-yielding, high-risk debt securities issued by governments and corporations in emerging markets.

The Fund considers "emerging markets" to include any country that is defined as an emerging or developing economy by any one of th following: International Bank for Reconstruction and Development (i.e., the World Bank), the International Finance Corporation or the United Nations or its authorities.

To reduce currency risk, the Fund invests at least 65% of its assets in U.S. dollar-denominated debt securities. Therefore, no more than 35% of the Fund's assets may be invested in debt securities denominated in foreign currencies. By focusing on fixed-income instruments issued in emerging markets, the Fund invests predominantly in debt securities that are rated below investment-grade. The Fund may invest up to 5% of its net assets in non-performing securities whose quality is comparable to securities rated as low as D by S&P or C by Moody's. Please refer to the attached Appendix for further information.

The Fund involves above-average bond fund risk and can invest entirely in high yield/high risk bonds. Investments in emerging markets can be volatile. The Fund's share price and yield can fluctuate daily in response to political events, changes in the perceived creditworthiness of emerging nations, fluctuations in interest rates and, to a certain extent, movements in foreign currencies.

Scudder Global Bond Fund is a non-diversified investment company which seeks to provide total return with an emphasis on current income by investing primarily in high-grade bonds denominated in foreign currencies and the U.S. dollar. As a secondary objective, the Fund seeks capital appreciation.

The Fund will invest principally in a managed portfolio of high-grade intermediate- and long-term bonds denominated in the U.S. dollar and foreign currencies, including bonds denominated in the European Currency Unit (ECU). (Intermediate-term bonds generally have maturities between three and eight years, and long-term bonds generally have maturities of greater than eight years.) Portfolio investments will be selected on the basis of, among other things, yields, credit quality, and the fundamental outlooks for currency and interest rate trends in different parts of the globe, taking into account the ability to hedge a degree of currency or local bond price risk. At least 65% of the Fund's investments will consist of high-grade debt securities, which are those rated in one of the three highest rating categories of one of the major U.S. rating services or, if unrated, considered to be of equivalent quality in local currency terms as determined by the Adviser. The Fund may also invest up to 15% of its net assets in debt securities rated BBB by S&P or Baa by Moody's and lower, or unrated securities considered to be of equivalent quality by the Adviser. Securities rated below Baa by Moody's or BBB by S&P are commonly referred to as "junk bonds." The Fund will not invest in any securities rated B or lower.

The Fund may invest in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities; obligations issued or guaranteed by foreign national governments, their agencies, instrumentalities or political subdivisions; and debt securities issued or guaranteed by supranational organizations such as the European Investment Bank, Inter-American Development Bank and The World Bank. The Fund may also invest in non-government securities including corporate debt securities, bank or bank holding company obligations (e.g., certificates of deposit and bankers acceptances), and mortgage and other asset-backed issues.

Scudder GNMA Fund is a diversified investment company which seeks to provide high current income and safety of principal from a portfolio of high quality, U.S. Government guaranteed mortgage-backed securities and U.S. Treasury securities. Under normal conditions, the Fund invests at least 65% of its total assets in mortgage-backed securities issued or guaranteed by the Government National Mortgage Association ("GNMA" or "Ginnie Mae"). Such guarantees are supported by the full faith and credit of the U.S. Government. These guarantees apply only to the timely payment of both principal and interest of the GNMA securities held in the Fund's portfolio. Up to 35% of the Fund's total assets may be held in cash, cash equivalents or invested in securities issued or directly guaranteed by the U.S. Government, including U.S. Treasury bills, notes and bonds.

The market values of the Fund's investments and correspondingly the Fund's share price will vary inversely with changes in prevailing interest rates and in response to other bond market factors, such as changes in the supply and demand for mortgage-backed securities.

Scudder High Yield Bond Fund is a diversified investment company which seeks a high level of current income and, secondarily, capital appreciation through investment primarily in below investment-grade domestic debt securities. In pursuit of its investment objectives, the Fund, under normal market conditions, invests at least 65% of its total assets in high yield, below investment-grade domestic debt securities, sometimes referred to as "junk" bonds. Such bonds involve a greater risk of default and price volatility than U.S. Government bonds and other high quality fixed-income securities. Please refer to the attached Appendix for further information. The Fund defines "domestic debt securities" as securities of companies domiciled in the U.S. or organized under the laws of the U.S. or for which the U.S. trading market is a primary market. The Fund may invest up to 25% of its total assets in foreign securities, including those of emerging markets. The Fund considers "emerging markets" to include any country that is defined as an emerging or developing economy by any one of the International Bank for Reconstruction and Development (i.e., the World Bank), the International Finance Corporation or the United Nations or its authorities. The Fund invests primarily in medium- and long-term fixed- income securities. However, there is no limitation as to weighted average maturity of the Fund's portfolio and no restriction on the maturity of any individual security held in the portfolio.

Scudder Income Fund is a diversified investment company which seeks a high level of income, consistent with the prudent investment of capital, through a flexible investment program emphasizing high-grade bonds.

The Fund invests primarily in a broad range of high-grade, income-producing securities such as corporate bonds and government securities. All bonds purchased by the Fund will be investment-grade bonds. The majority of the Fund's assets are usually invested in intermediate and longer term fixed-income securities. The Fund may invest up to 25% of its assets in bonds rated Baa by Moody's or BBB by S&P, or, if unrated, in bonds of equivalent quality as determined by the Adviser.

Scudder International Bond Fund is a non-diversified investment company which seeks to provide income primarily by investing in a managed portfolio of high-grade debt securities denominated in foreign currencies. As a secondary objective, the Fund seeks protection and possible enhancement of principal value by actively managing currency, bond market and maturity exposure and by security selection.


To achieve its objectives, the Fund primarily invests in a managed portfolio of high-grade debt securities denominated in foreign currencies, including bonds denominated in the European Currency Unit (ECU). Portfolio investments will be selected on the basis of, among other things, yield, credit quality, and the fundamental outlooks for currency and interest rate trends in different parts of the globe, taking into account the ability to hedge a degree of currency or local bond price risk. The Fund will normally invest at least 65% of its total assets in bonds denominated in foreign currencies. The Fund will invest no more than 35% of the value of its total assets in U.S. debt securities. The Fund will invest no more than 15% of its total assets in debt securities rated below investment-grade, but no lower than B.

Please refer to the attached Appendix for further information.

Scudder Short Term Bond Fund is a diversified investment company which seeks to provide a high level of income consistent with a high degree of principal stability by investing primarily in high quality, short-term bonds. The dollar-weighted average effective maturity of the Fund's portfolio may not exceed three years. The net asset value of the Fund is expected to fluctuate with changes in interest rates and bond market conditions, although this fluctuation should be more moderate than that of a fund with a longer average maturity. The Adviser, however, will attempt to minimize principal fluctuation through, among other things, diversification, credit analysis and security selection, and adjustment of the Fund's average portfolio maturity.


The Fund emphasizes high quality investments. Under normal market conditions, at least 65% of the Fund's net assets will be invested in (1) obligations of the U.S. Government, its agencies or instrumentalities, and (2) debt securities rated, at the time of purchase, in one of the two highest categories of S&P or Moody's.


In addition, the Fund will not invest in any debt security rated at the time of purchase below investment-grade.


The following Underlying Scudder Fund is an equity mutual fund which seeks a combination of income and growth of capital.


Scudder Growth and Income Fund is a diversified investment company which seeks long-term growth of capital, current income and growth of income. The Fund attempts to achieve its investment objective by investing primarily in dividend-paying common stocks, preferred stocks and securities convertible into common stocks of companies with long-standing records of earnings growth. The Fund may also purchase securities which do not pay current dividends but which offer prospects for growth of capital and future income. Convertible securities (which may be current coupon or zero coupon securities) are bonds, notes, debentures, preferred stocks and other securities which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The Fund may also invest in nonconvertible preferred stocks consistent with its objective.

The following Underlying Scudder Funds are equity mutual funds which seek long-term growth of capital.

Scudder Capital Growth Fund is a diversified investment company which seeks to maximize long-term capital growth through a broad and flexible investment program. The Fund invests in marketable securities, principally common stocks and, consistent with its objective of long-term capital growth, preferred stocks. The Fund is free to invest in a wide range of marketable securities which the Adviser believes offer the potential for long-term, above-average growth. The Fund looks for companies whose securities appear to present a favorable relationship between market price and opportunity. These may include securities of companies whose fundamentals or products may be of only average promise. The Fund may invest up to 20% of its net assets in debt securities when management anticipates that the capital appreciation on debt securities is likely to equal or exceed the capital appreciation on common stocks over a selected time, such as during periods of unusually high interest rates. Such debt securities may be rated below investment-grade, or of equivalent quality as determined by the Adviser. However, the Fund will invest no more than 10% of its net assets in securities rated B or lower.

Scudder Classic Growth Fund is a diversified investment company which seeks to provide long-term growth of capital and to keep the value of its shares more stable than other growth mutual funds.

Under normal market conditions, the Fund invests primarily in a diversified portfolio of common stocks which the Adviser believes offers above-average appreciation potential yet, as a portfolio, offers the potential for less share price volatility than other growth mutual funds.

In seeking such investments, the Adviser focuses its investment in high quality, medium-to-large sized U.S. companies with leading competitive positions.

The Fund allocates its investments widely among different industries and companies, and adjusts its portfolio securities based on long-term investment considerations as opposed to short-term trading. While the Fund emphasizes U.S. investments, it can commit a portion of assets to the equity securities of foreign growth companies that meet the criteria applicable to domestic investments.

The Fund can purchase other types of equity securities including securities convertible into common stocks, preferred stocks, rights and warrants. The Fund may invest up to 20% of its net assets in debt securities when the Adviser anticipates that the capital appreciation on debt securities is likely to equal or exceed the capital appreciation on common stocks over a selected time, such as during periods of unusually high interest rates.

Scudder Development Fund is a diversified investment company which seeks long-term growth of capital by investing primarily in securities of emerging growth companies. The Fund generally invests in equity securities, including common stocks and convertible securities, of relatively small or little-known companies, commonly referred to as emerging growth companies, that the Adviser believes have above-average earnings growth potential and/or may receive greater market recognition.

To help reduce risk, the Fund allocates its investments among many companies and different industries. In selecting industries and companies for investment, the Adviser will consider overall growth prospects, financial condition, competitive position, technology, research and development, productivity, labor costs, raw material costs and sources, profit margins, return on investment, structural changes in local economies, capital resources, the degree of governmental regulation or deregulation, management and other factors.


While the Fund generally emphasizes investments in companies domiciled in the U.S., it may invest in listed and unlisted foreign securities that meet the same criteria as the Fund's domestic holdings when the anticipated performance of foreign securities is believed by the Adviser to offer equal or more potential than domestic alternatives in keeping with the investment objective of the Fund. However, the Fund has no current intention of investing more than 20% of its net assets in foreign securities.


Scudder Emerging Markets Growth Fund is a non-diversified investment company which seeks long-term growth of capital primarily through equity investment in emerging markets around the globe. The Fund will invest in the Asia-Pacific region, Latin America, less developed nations in Europe, the Middle East and Africa, focusing investments in countries and regions where there appear to be the best value and appreciation potential, subject to considerations of portfolio diversification and liquidity. At least 65% of the Fund's total assets will be invested in the equity securities of emerging market issuers. The Fund considers "emerging markets" to include any country that is defined as an emerging or developing economy by any one of the International Bank for Reconstruction and Development (i.e., the World Bank), the International Finance Corporation or the United Nations or its authorities. The Fund intends to allocate its investments among at least three countries at all times, and does not expect to concentrate in any particular industry. The Fund deems an issuer to be located in an emerging market if:

o    the issuer is organized under the laws of an emerging market country;

o    the issuer's principal securities trading market is in an emerging market;
     or

o at least 50% of the issuer's non-current assets, capitalization, gross revenue or profit in any one of the two most recent fiscal years is derived (directly or indirectly through subsidiaries) from assets or activities located in emerging markets.

The Fund's equity investments are common stock, preferred stock (either convertible or non-convertible), depository receipts and warrants. Equity securities may also be purchased through rights. Securities may be listed on securities exchanges, traded over-the-counter, or have no organized market. The Fund may invest in illiquid securities.

The Fund may invest up to 35% of its total assets in emerging market and domestic debt securities if the Adviser determines that the capital appreciation of debt securities is likely to equal or exceed the capital appreciation of equity securities. Under normal market conditions, the Fund may invest up to 35% of its assets in equity securities of issuers in the U.S. and other developed markets.

Scudder Global Discovery Fund is a diversified investment company which seeks above-average capital appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world.

In pursuit of its objective, the Fund generally invests in small, rapidly growing companies which offer the potential for above-average returns relative to larger companies, yet are frequently overlooked and thus undervalued by the market. The Fund has the flexibility to invest in any region of the world. It can invest in companies based in emerging markets, typically the Far East, Latin America and lesser developed countries in Europe, as well as in firms operating in developed economies, such as those of the United States, Japan and Western Europe.

Under normal circumstances, the Fund invests at least 65% of its total assets in the equity securities of small companies. While the Adviser believes that smaller, lesser-known companies can offer greater growth potential than larger, more established firms, the former also involve greater risk and price volatility. To help reduce risk, the Fund expects, under normal market conditions, to diversify its portfolio widely by company, industry and country. The Fund intends to allocate investments among at least three countries at all times, one of which may be the U.S. The Fund invests primarily in companies whose individual equity market capitalization would place them in the same size range as companies in approximately the lowest 20% of world market capitalization as represented by the Salomon Brothers Broad Market Index, an index comprised of equity securities of more than 6,500 small-, medium- and large-sized companies based in 22 markets around the globe. Based on this policy, the companies held by the Fund typically will have individual equity market capitalizations of between approximately $50 million and $2 billion (although the Fund will be free to invest in smaller capitalization issues that satisfy the Fund's size standard). Furthermore, the median market capitalization of the companies in which the Fund invests will not exceed $750 million.

The Fund may invest up to 35% of its total assets in equity securities of larger companies located throughout the world and in investment-grade debt securities if the Adviser determines that the capital appreciation of debt securities is likely to exceed the capital appreciation of equity securities. The Fund may invest up to 5% of its net assets in debt securities rated below investment-grade.

Scudder Global Fund is a diversified investment company which seeks long-term growth of capital through a diversified portfolio of marketable securities, primarily equity securities, including common stocks, preferred stocks and debt securities convertible into common stocks. The Fund invests on a worldwide basis in equity securities of companies which are incorporated in the U.S. or in foreign countries. It also may invest in the debt securities of U.S. and foreign issuers.

The Fund will be invested usually in securities of issuers located in at least three countries, one of which may be the U.S. It is expected that investments will include companies of varying size as measured by assets, sales or capitalization. The Fund generally invests in equity securities of established companies listed on U.S. or foreign securities exchanges, but also may invest in securities traded over-the-counter. It also may invest in debt securities convertible into common stock, convertible and non-convertible preferred stock, and fixed-income securities of governments, government agencies, supranational agencies and companies when the Adviser believes the potential for appreciation will equal or exceed that available from investments in equity securities. These debt and fixed-income securities will be investment-grade, except that the Fund may invest up to 5% of its total assets in debt securities rated below investment-grade.

Scudder Gold Fund is a non-diversified investment company which seeks maximum return (principal change and income) consistent with investing in a portfolio of gold-related equity securities and gold.


The Fund pursues its objective primarily through a portfolio of gold-related investments. Under normal market conditions, at least 65% of the Fund's total assets will be invested in (1) equity securities (defined as common stock, investment-grade preferred stock and debt securities that are convertible into or exchangeable for common stock) of U.S. and foreign companies primarily engaged in the exploration, mining, fabrication, processing or distribution of gold, (2) gold bullion, and (3) gold coins. A company will be considered "primarily engaged" in a business or an activity if it devotes or derives at least 50% of its assets, revenues and/or operating earnings from that business or activity. The remaining 35% of the Fund's assets may be invested in any precious metals other than gold; in equity securities of companies engaged in activities primarily relating to precious metals and minerals other than gold; in investment-grade debt securities, including zero coupon bonds, of companies engaged in activities relating to gold or other precious metals and minerals; in certain debt securities, a portion of the return on which is indexed to the price of precious metals. In addition, the Fund may engage in Strategic Transactions and, to a limited extent, may invest in illiquid and restricted securities.


Up to 10% of the Fund's total assets may be invested directly in gold, silver, platinum and palladium bullion and in gold and silver coins. In addition, the Fund's assets may be invested in wholly owned subsidiaries of the Scudder Mutual Funds, Inc., of which the Fund is a series, that invest in gold, silver, platinum and palladium bullion and in gold and silver coins.

Scudder International Fund is a diversified investment company which seeks long-term growth of capital primarily through a diversified portfolio of marketable foreign equity securities. The Fund invests in companies, wherever organized, which do business primarily outside the United States. The Fund intends to diversify investments among several countries and to have represented in the portfolio, in substantial proportions, business activities in not less than three different countries. The Fund does not intend to concentrate investments in any particular industry.

The Fund's investments are generally denominated in foreign currencies. The strength or weakness of the U.S. dollar against these currencies is responsible for part of the Fund's investment performance.

The Fund may invest up to 20% of its total assets in investment-grade debt securities except that the Fund may not invest more than 5% of its total assets in debt securities which are rated below investment-grade.

Scudder Latin America Fund is a non-diversified investment company which seeks to provide long-term capital appreciation through investment primarily in the securities of Latin American issuers.

The Fund involves above-average investment risk. The Fund seeks to benefit from economic and political trends emerging throughout Latin America. These trends are supported by governmental initiatives designed to promote freer trade and market-oriented economies. The Adviser believes that efforts by Latin American countries to, among other things, reduce government spending and deficits, control inflation, lower trade barriers, stabilize currency exchange rates, increase foreign and domestic investment and privatize state-owned companies, will set the stage for attractive investment returns over time.

At least 65% of the Fund's total assets will be invested in the securities of Latin American issuers, and 50% of the Fund's total assets will be invested in Latin American equity securities. To meet its objective to provide long-term capital appreciation, the Fund normally invests at least 65% of its total assets in equity securities. The Fund considers Latin American countries to include Mexico, Central America, South America and the Spanish-speaking islands of the Caribbean. The Fund defines securities of Latin American issuers as follows:

o Securities of companies organized under the laws of a Latin American country or for which the principal securities trading market is in Latin America;

o Securities issued or guaranteed by the government of a country in Latin America, its agencies or instrumentalities, political subdivisions or the central bank of such country;

o Securities of companies, wherever organized, when at least 50% of an issuer's non-current assets, capitalization, gross revenue or profit in any one of the two most recent fiscal years represents (directly or indirectly through subsidiaries) assets or activities located in Latin America; or

o Securities of Latin American issuers, as defined above, in the form of depositary shares.

The Fund may invest in debt securities when management anticipates that the potential for capital appreciation is likely to equal or exceed that of equity securities, and which are unrated, rated or the equivalent of those rated below investment-grade although the Fund will not invest more than 10% of its net assets in securities rated B or lower by Moody's and S&P and may invest in securities rated C by Moody's or D by S&P. Please refer to the attached Appendix for further information.

Scudder Micro Cap Fund is a diversified investment company which seeks long-term growth of capital by investing primarily in a diversified portfolio of U.S. micro-capitalization ("micro-cap") common stocks.

The Fund seeks to provide long-term growth of capital by investing, under normal market conditions, at least 80% of its assets in common stocks issued by U.S. micro-cap companies. The Fund will typically invest in companies that, at the time of purchase, are smaller than the smallest stocks in the Russell 2000 Index at its annual reconstitution. The median market capitalization (i.e., current stock price times shares outstanding) of the portfolio is not expected to exceed $125 million.

While the Fund invests predominantly in common stocks, it can purchase other types of securities, including preferred stocks, convertible or non-convertible securities, rights and warrants. Securities may be listed on national exchanges or traded over-the-counter. The Fund may invest up to 20% of its assets in U.S. Treasuries, agency and instrumentality obligations, may enter into repurchase agreements and may engage in strategic transactions to increase stock market participation, enhance liquidity and manage transaction costs.

Scudder Pacific Opportunities Fund is a non-diversified investment company which seeks long-term growth of capital through investment primarily in the equity securities of Pacific Basin companies, excluding Japan.

The Fund invests, under normal market conditions, at least 65% of its assets in the equity securities of Pacific Basin companies. Pacific Basin countries include Australia, the Peoples Republic of China, India, Indonesia, Malaysia, New Zealand, the Philippines, Sri Lanka, Pakistan and Thailand, as well as Hong Kong, Singapore, South Korea and Taiwan--the so-called "four tigers." The Fund may invest in other countries in the Pacific Basin when their markets become sufficiently developed. The Fund will not, however, invest in Japanese securities. The Fund intends to allocate investments among at least three countries at all times and does not expect to concentrate investments in any particular industry. The Fund defines securities of Pacific Basin companies as follows:

o Securities of companies organized under the laws of a Pacific Basin country or for which the principal securities trading market is in the Pacific Basin; or

o Securities of companies, wherever organized, when at least 50% of a company's non-current assets, capitalization, gross revenue or profit in any one of the two most recent fiscal years represents (directly or indirectly through subsidiaries) assets or activities located in the Pacific Basin.

Under normal market conditions, the Fund may invest up to 35% of its assets in equity securities of U.S. and other non-Pacific Basin issuers (excluding Japan). The Fund may invest up to 35% of its total assets in foreign and domestic high-grade debt securities if the Adviser determines that the capital appreciation of debt securities is likely to equal or exceed the capital appreciation of equity securities.

Scudder Quality Growth Fund is a diversified investment company which seeks to provide long-term growth of capital through investment primarily in the equity securities of seasoned, financially-strong U.S. growth companies.

The Fund's equity investments consist of common stocks, preferred stocks and securities convertible into common stocks of companies which are of above-average financial quality and offer the prospect for above-average growth in earnings, cash flow or assets relative to the overall market as defined by the Standard & Poor's 500 Composite Price Index ("S&P 500").

The Fund invests at least 65% of its total assets in the equity securities of seasoned, financially- strong U.S. growth companies which are considered to be of above-average financial quality. The common stocks issued by these companies qualify, at the time of purchase, for one of the three highest equity ranking categories (A+, A or A-) of S&P or, if not ranked by S&P, are judged to be of comparable quality by the Adviser. Rankings by S&P are not an appraisal of a company's creditworthiness, as is true for S&P's debt security ratings, nor are these rankings intended as a forecast of future stock market performance. In addition to using S&P rankings of earnings and dividends of common stocks, the Adviser conducts its own analysis of a company's history, current financial position, and earnings prospects.

The Fund allocates its investments among different industries and companies, and adjusts its portfolio securities based on long-term investment considerations as opposed to short-term trading. While the Fund emphasizes U.S. investments, it can commit a portion of assets to the equity securities of foreign growth companies which meet the criteria applicable to domestic investments. The Fund may invest in convertible securities which must be investment-grade.

Scudder Small Company Value Fund is a diversified investment company which invests for long-term growth of capital by seeking out undervalued stocks of small U.S. companies. In pursuit of long-term growth of capital, the Fund invests, under normal circumstances, at least 80% of its assets in the common stock of small U.S. companies. The Fund will invest in securities of companies that are similar in size to those in the Russell 2000(R) Index of small stocks. The median market capitalization (i.e., current stock price times shares outstanding) of the portfolio will be below $500 million. The Fund may continue to hold securities which have grown in market capitalization above the Russell 2000(R) Index, but will generally not add to these holdings.

Companies represented in the portfolio of the Fund typically have the following characteristics:

o Attractive valuations relative to the Russell 2000 Index--a widely used benchmark of small stock performance--based on measures such as price to earnings, price to book value and price to cash flow ratios.

o    Favorable trends in earnings growth rates and stock price momentum.

While the Fund invests predominantly in common stocks, it can purchase other types of equity securities including preferred stocks (either convertible or nonconvertible), rights and warrants. Securities may be listed on national exchanges or, more commonly, traded over-the-counter. The Fund may invest up to 20% of its assets in U.S. Treasury, agency and instrumentality obligations, may enter into repurchase agreements and may engage in strategic transactions, using such derivatives contracts as index options and futures, to increase stock market participation, enhance liquidity and manage transaction costs.

Scudder 21st Century Growth Fund is a diversified investment company which seeks long-term growth of capital by investing primarily in the securities of emerging growth companies poised to be leaders in the 21st century.

The Fund generally invests in equity securities, including common stocks and convertible securities, of relatively small or little-known companies, commonly referred to as emerging growth companies, with market capitalization typically below $750 million. The Adviser believes these companies are well-positioned for above-average earnings growth and/or greater market recognition. Such favorable prospects may be a result of new or innovative products or services a given company is developing or provides, products or services that have the potential to impact significantly the industry in which the company competes or to change dramatically customer behavior into the 21st century.

To help reduce risk in its search for high quality, emerging growth companies, the Adviser allocates the Fund's investments among many companies and different industries in the U. S. and, where opportunity warrants, abroad as well. Emerging growth companies are those with the ability, in the Adviser's opinion, to expand earnings per share by at least 15% per annum over the next three to five years at a minimum.

Scudder Value Fund is a diversified investment company which seeks long-term growth of capital through investment in undervalued equity securities. The Fund invests primarily in the equity securities of medium- to large-sized domestic companies with annual revenues or market capitalization of at least $600 million. The Adviser uses in-depth fundamental research and a proprietary computerized quantitative model to identify companies that are currently undervalued in relation to current and estimated future earnings and dividends. The investment process also involves an assessment of business risk, including the Adviser's analysis of the strength of a company's balance sheet, the accounting practices a company follows, the volatility of a company's earnings over time, and the vulnerability of earnings to changes in external factors, such as the general economy, the competitive environment, governmental action, and technological change. The Fund invests in the securities of companies that, in the opinion of its Adviser, are undervalued in the marketplace in relation to current and estimated future earnings and dividends. These companies generally sell at price-earnings ratios below the market average, as defined by the S&P
500. The Fund invests at least 80% of its assets in equity securities, which consist of common stocks, preferred stocks and securities convertible into common stocks. While the Fund emphasizes U.S. investments, it can invest its assets in securities of foreign companies which meet the same criteria applicable to domestic investments. The Fund may invest up to 20% of its total assets in debt obligations, including zero coupon securities, may enter into repurchase agreements and may also engage in strategic transactions for hedging purposes and to seek to increase gain.

The debt securities in which the Fund may invest may be rated below investment-grade, although the Fund will invest no more than 10% of its net assets in securities rated B or lower by S&P or Moody's, and may not invest more than 5% of its net assets in securities rated C by Moody's or D by S&P.

Information about policies, investments and risks

In pursuing their investment objectives, each of the Underlying Scudder Funds is permitted to engage in a wide range of investment policies. The Underlying Scudder Funds' risks are determined by the nature of the securities held and the portfolio management strategies used by the Adviser. Certain of these policies are described below. Further information about the Underlying Scudder Funds is contained in the Appendix to this prospectus, and in the Statement of Additional Information. Also, detailed information is presented in the prospectuses of such funds.

Foreign securities. Each Underlying Scudder Fund (except Scudder Cash Investment Trust and Scudder GNMA Fund) may invest in foreign securities. Investments in foreign securities involve special considerations due to more limited information, higher brokerage costs, different accounting standards, thinner trading markets and the likely impact of foreign taxes on the income from securities. They may also entail certain other risks, such as the possibility of one or more of the following: imposition of dividend or interest withholding or confiscatory taxes; currency blockages or transfer restrictions; expropriation, nationalization or other adverse political or economic developments; less government supervision and regulation of securities exchanges, brokers and listed companies; and the difficulty of enforcing obligations in other countries. Purchases of foreign securities are usually made in foreign currencies and, as a result, an Underlying Scudder Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar. Further, it may be more difficult for an Underlying Scudder Fund's agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Certain markets may require payment for securities before delivery. An Underlying Scudder Fund's ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets. These risks are greater in emerging markets.

Debt securities. In general, the prices of debt securities rise when interest rates fall, and vice versa. This effect is usually more pronounced for longer term debt securities.

The debt securities in which certain of the Underlying Scudder Funds may invest are rated, or determined by the Adviser to be the equivalent of those rated, by two nationally recognized rating organizations, Moody's and S&P. High quality securities are those rated in the two highest categories by Moody's (Aaa or Aa) or S&P (AAA or AA). High-grade securities are those rated in the three highest categories by Moody's (Aaa, Aa, or A) or by S&P (AAA, AA, or A). Investment-grade securities are those rated in the four highest categories by Moody's (Aaa, Aa, A, or Baa) or by S&P (AAA, AA, A or BBB).

Certain Underlying Scudder Funds may invest in debt securities which are rated below investment-grade; that is, rated below Baa by Moody's or BBB by S&P (commonly referred to as "junk bonds"). The lower the ratings of such debt securities, the greater their risks render them like equity securities. Moody's considers bonds it rates Baa to have speculative elements as well as investment-grade characteristics. Certain Underlying Scudder Funds may also make a portion of their below investment-grade investments in securities which are rated D by S&P or, if unrated, are of equivalent quality. Securities rated D may be in default with respect to payment of principal or interest. Additional information regarding the ratings of debt securities and the identity of those Underlying Scudder Funds that can invest in investment-grade or below investment-grade debt securities may be found in the section entitled "Description of the Underlying Scudder Funds" and in the Appendix to this prospectus.

To the extent an Underlying Scudder Fund invests in high-grade securities, it will be unable to avail itself of opportunities for higher income which may be available with lower grade investments. Conversely, although some lower-grade securities have produced higher yields in the past than the investment-grade securities, lower-grade securities are considered to be predominantly speculative and, therefore, carry greater risk. Please refer to the attached Appendix for further information.

Strategic Transactions and derivatives. Each Underlying Scudder Fund (except for Scudder Cash Investment Trust) may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements), to manage the effective maturity or duration of fixed-income securities in each Underlying Scudder Fund's portfolio or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

In the course of pursuing these investment strategies, each Underlying Scudder Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions"). Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of an Underlying Scudder Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes.

Strategic Transactions have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to an Underlying Scudder Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation an Underlying Scudder Fund can realize on its investments or cause an Underlying Scudder Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Underlying Scudder Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of an Underlying Scudder Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of an Underlying Scudder Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, an Underlying Scudder Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures contracts and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. The Strategic Transactions that an Underlying Scudder Fund may use and some of their risks are described more fully in Pathway Series' Statement of Additional Information and the Statement of Additional Information of certain Underlying Scudder Funds.

Investment restrictions of the Portfolio

The Portfolio has adopted certain fundamental policies which may not be changed without a vote of shareholders and which are designed to reduce the Portfolio's investment risk. The Portfolio may not borrow money except as a temporary measure for extraordinary or emergency purposes, or through reverse repurchase agreements and may not make loans except through the purchase of portfolio securities or through repurchase agreements. A complete description of these and other policies and restrictions is contained under "Investment Restrictions" in the Portfolio's Statement of Additional Information.

Risks of investing in the Portfolio

The Portfolio's risks are determined by the nature of the securities held by the Underlying Scudder Funds as well as the proportion of investment in each Underlying Scudder Fund pursuant to the portfolio management strategies used by the Adviser. The following are descriptions of certain risks related to investments in the Portfolio.

o As the investments in the Portfolio are concentrated within a group of Underlying Scudder Funds, the performance of the Portfolio is directly related to the investment performance of those Underlying Scudder Funds. The ability of the Portfolio to meet its investment objective is directly related to the ability of the Underlying Scudder Funds to meet their objectives as well as the allocation among those Underlying Scudder Funds by the Portfolio's portfolio management team.

o The Portfolio's share price and yield will fluctuate in response to various market and economic factors related to both the stock and bond markets. Some of the Underlying Scudder Funds invest in debt securities making them subject to credit risk, interest rate risk and pre-payment risk. Also, the Portfolio invests in Underlying Scudder Funds that are in turn invested in international securities and thus are subject to additional risks of these investments including changes in foreign currency exchange rates and political risk.

For information about the investment techniques and the risks involved in the Underlying Scudder Funds, please refer to "Additional Information about policies, investments and risks" and the Appendix to this prospectus.

Distribution and performance information

Dividends and capital gains distributions


The Portfolio intends to distribute dividends from net investment income quarterly in April, July, October and December. The Portfolio intends to distribute net realized capital gains, if any, in November or December to prevent application of federal excise tax, although an additional distribution may be made within three months of the Portfolio's fiscal year end, if necessary. Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared.


According to preference, shareholders may receive distributions in cash or have them reinvested in additional shares of the Portfolio. If an investment in the Portfolio is in the form of a retirement plan, then all distributions will automatically be reinvested in additional shares of the Portfolio.

Generally, dividends from net investment income are taxable to shareholders as ordinary income. Long-term capital gains distributions, if any, are taxable as long-term capital gains for federal income tax purposes, regardless of the length of time shareholders have owned their shares.

Short-term capital gains and any other taxable income distributions are taxable as ordinary income. Distributions received by the Portfolio from an Underlying Scudder Fund generally will be ordinary income dividends, includible in the Portfolio's net investment income, if paid from the Underlying Scudder Fund's net investment income, short-term capital gains or other taxable income. Distributions paid from an Underlying Scudder Fund's long-term capital gains, however, generally will be treated by the Portfolio as long-term capital gains for federal income tax purposes, regardless of how long the Portfolio held the Underlying Scudder Fund's shares.

The Portfolio sends detailed tax information to shareholders about the amount and type of its distributions by January 31 of the following year. It is anticipated that the Portfolio's turnover rate will not exceed 50% for the initial fiscal year.

Performance information

From time to time, quotations of the Portfolio's performance may be included in advertisements, sales literature, or shareholder reports. All performance figures are historical, show the performance of a hypothetical investment and are not intended to indicate future performance.


The "SEC yield" of the Portfolio is an annualized expression of the net income generated by the Portfolio over a specified 30-day (one month) period, as a percentage of the Portfolio's share price on the last day of that period. This yield is calculated according to methods required by the Securities and Exchange Commission (the "SEC"), and therefore may not equate to the level of income paid to shareholders. Yield is expressed as an annualized percentage. "Total return" is the change in value of an investment in the Portfolio for a specified period. The "average annual total return" of the Portfolio is the average annual compound rate of return of an investment in the Portfolio assuming the investment has been held for one year, and the life of the Portfolio as of a stated ending date. "Cumulative total return" represents the cumulative change in value of an investment in the Portfolio for various periods. Total return calculations assume that all dividends and capital gains distributions during the period were reinvested in shares of the Portfolio. "Capital change" measures return from capital, including reinvestment of any capital gains distributions but does not include the reinvestment of dividends.


Performance will vary based upon, among other things, changes in market conditions and the level of the Underlying Scudder Funds' expenses.


Provided below are performance figures for the Scudder Managed Retirement Trust-Income (the "MRT/Income"), a collective investment trust for defined contribution plans offered by Scudder Trust Company, an affiliate of the Adviser. MRT/Income invests its assets within the Scudder Family of Funds and has the same investment adviser, same lead portfolio manager and substantially similar investment objectives, policies and strategies as the Portfolio. MRT/Income imposes a trustee fee and an audit fee at the trust level. The following performance figures are not necessarily indicative of the future performance of the Portfolio.


                     Average Annual Total Return for periods
                             ended October 31, 1996

                 1 Year         3 Years          Life of Fund
                 10.62%          7.37%              7.43%*

* For the period beginning August 23, 1993.

Portfolio organization

Scudder Pathway Series (the "Trust") is a diversified, open-end management investment company, commonly referred to as a "mutual fund," registered under the Investment Company Act of 1940 (the "1940 Act"). The Trust was organized as a Massachusetts business trust on July 1, 1994.

The Trust offers four portfolios: Conservative Portfolio, Balanced Portfolio, Growth Portfolio and International Portfolio. The Declaration of Trust provides that each Portfolio can offer additional classes of shares and the Board of Trustees has the ability to offer additional portfolios. Each Portfolio represents a separate series of shares and has different objectives and investment policies. Each Portfolio intends to qualify separately as a regulated investment company for the purposes of Subchapter M of the Internal Revenue Code.

The Portfolio's activities are supervised by its Board of Trustees. Shareholders have one vote for each share held on matters on which they are entitled to vote. The Portfolio is not required to hold, and has no current intention of holding, annual shareholder meetings, although special meetings may be called for purposes such as electing or removing Trustees, changing fundamental investment policies or approving an investment management contract.

Special Servicing Agreement

All the expenses of the Portfolio will be paid for in accordance with a Special Servicing Agreement (the "Agreement") entered into by the Adviser, the

Underlying Scudder Funds, Scudder Service Corporation, Scudder Fund Accounting Corporation, Scudder Investor Services, Inc., Scudder Trust Company and the Portfolio. Under the Agreement, the Adviser will arrange for all services pertaining to the operation of the Portfolio including the services of Scudder Service Corporation and Scudder Fund Accounting Corporation as the Shareholder Servicing Agent and the Accounting Agent, respectively, for the Portfolio. If the officers of an Underlying Scudder Fund determine that the aggregate expenses of the Portfolio are less than the estimated savings to the Underlying Scudder Fund from the operation of the Portfolio, the Underlying Scudder Fund will bear those expenses in proportion to the average daily value of its shares owned by the Portfolio. Consequently, no Underlying Scudder Fund will be expected to carry expenses that are in excess of the estimated savings to it. The estimated savings are expected to result from the reduction of shareholder servicing costs due to the elimination of separate shareholder accounts which either currently are or have potential to be invested in the Underlying Scudder Funds. The estimated savings produced by the operation of the Portfolio will most likely suffice to offset most, if not all, the expenses incurred by the Portfolio.

In the event that the aggregate financial benefits to the Underlying Scudder Funds do not exceed the costs of the Portfolio, the Adviser will pay, on behalf of the Portfolio, that portion of costs determined to be greater than the benefits.

All expenses of the Portfolio, excluding certain non-recurring and extraordinary expenses, will be paid for in accordance with the Agreement, including fees and expenses incurred in connection with membership in investment company organizations; fees and expenses of the Portfolio's accounting agent; brokers' commissions; legal, auditing and accounting expenses; taxes and governmental fees; the fees and expenses of the transfer agent; the expenses of and the fees for registering or qualifying securities for sale; the fees and expenses of Trustees, officers and employees of the Portfolio who are not affiliated with the Adviser; the cost of printing and distributing reports and notices to shareholders; and the fees and disbursements of custodians.

Certain Underlying Scudder Funds impose a fee upon the redemption or exchange of shares held less than one year. The fees, which range between 1% and 2% of the net asset value of the shares being redeemed or exchanged, are assessed and retained by the Underlying Scudder Funds for the benefit of the remaining shareholders. The fee is intended to encourage long-term investment in the Fund. The fee is not a deferred sales charge, is not a commission paid to the Adviser of its subsidiary and does not benefit the Adviser in any way. The Fund reserves the right to modify the terms of or terminate this fee at any time. As a shareholder of such Underlying Scudder Funds, the Portfolio will be subject to such fees. Under normal market conditions, the Portfolio will seek to avoid taking action that would result in the imposition of such a fee. However, in the event that a fee is incurred, the net assets of the Portfolio would be reduced by the amount of such fees that are assessed and retained by the Underlying Scudder Funds for the benefit of their shareholders.

Investment adviser

The Portfolio retains the investment management firm of Scudder, Stevens & Clark, Inc., a Delaware corporation, to manage the Portfolio's daily investment and business affairs subject to the policies established by the Board of Trustees. The Trustees have overall responsibility for the management of the Trust under Massachusetts law.

Scudder, Stevens & Clark, Inc. is located at Two International Place, Boston, Massachusetts.

Transfer agent

Scudder Service Corporation, P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Adviser, is the transfer, shareholder servicing and dividend-paying agent for the Portfolio.

Underwriter

Scudder Investor Services, Inc., a subsidiary of the Adviser, is the Portfolio's principal underwriter. Scudder Investor Services, Inc. confirms, as agent, all purchases of shares of the Portfolio. Scudder Investor Relations is a telephone information service provided by Scudder Investor Services, Inc.

Portfolio accounting agent

Scudder Fund Accounting Corporation, a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the general accounting records of the Portfolio.

Custodian

State Street Bank and Trust Company is the custodian for the Portfolio.

Transaction information

For concise instruction on how to purchase, exchange or redeem shares, refer to pages 32 and 33.

Purchasing shares

Purchases are executed at the next calculated net asset value per share after the Portfolio's transfer agent receives the purchase request in good order. Purchases are made in full and fractional shares. (See "Share price.")

By check. If you purchase shares with a check that does not clear, your purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. Checks must be drawn on or payable through a U.S. bank. If you purchase shares by check and redeem them within seven business days of purchase, the Portfolio may hold redemption proceeds until the purchase check has cleared. If you purchase shares by federal funds wire, you may avoid this delay.

Redemption requests by telephone prior to the expiration of the seven-day period will not be accepted.

By wire. To open a new account by wire, first call Scudder at 1-800-225-5163 to obtain an account number. A representative will instruct you to send a completed, signed application to the transfer agent. Accounts cannot be opened without a completed, signed application and the Portfolio account number. Contact your bank to arrange a wire transfer to:

        The Scudder Funds
        State Street Bank and Trust Company
        Boston, MA 02101
        ABA Number 011000028
        DDA Account 9903-5552

Your wire instructions must also include:

-- the name of the Portfolio in which the money is to be invested, -- the account number of the Portfolio, and -- the name(s) of the account holder(s).

The account will be established once the application and money order are received in good order.You may also make additional investments of $100 or more to your existing account by wire.

By telephone order. Existing shareholders may purchase shares at a certain day's price by calling 1-800-225-5163 before the close of regular trading on the New York Stock Exchange (the "Exchange"), normally 4 p.m. eastern time, on that day. Orders must be for $10,000 or more and cannot be for an amount greater than four times the value of your account at the time the order is placed. A confirmation with complete purchase information is sent shortly after your order is received. You must include with your payment the order number given at the time the order is placed. If payment by check or wire is not received within three business days, the order is subject to cancellation and the shareholder will be responsible for any loss to the Portfolio resulting from this cancellation. Telephone orders are not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

By "AutoBuy." If you elected "AutoBuy" for your account, you can call toll-free to purchase shares. The money will be automatically transferred from your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "AutoBuy," call 1-800-225-5163 for more information.

To purchase additional shares, call 1-800-225-5163. Purchases must be for at least $250 but not more than $250,000. Proceeds in the amount of your purchase will be transferred from your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. "AutoBuy" requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day.

If you purchase shares by "AutoBuy" and redeem them within seven days of the purchase, the Portfolio may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account, the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. "AutoBuy" transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

By exchange. Your new account will have the same registration and address as your existing account.

The exchange requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. Please call 1-800-225-5163 for more information, including information about the transfer of special account features.

You can also make exchanges on SAIL, the Scudder Automated Information Line, by calling 1-800-343-2890.

Redeeming shares

The Portfolio allows you to redeem shares (i.e., sell them back to the Portfolio) without redemption fees.

By telephone. This is the quickest and easiest way to sell Portfolio shares. If you elected telephone redemption to your bank on your application, you can call to request that federal funds be sent to your authorized bank account. If you did not elect telephone redemption to your bank on your application, call 1-800-225-5163 for more information.

Redemption proceeds will be wired to your bank unless otherwise requested. If your bank cannot receive federal reserve wires, redemption proceeds will be mailed to your bank. There will be a $5 charge for all wire redemptions.

You can also make redemptions on SAIL by calling 1-800-343-2890.

If you open an account by wire, you cannot redeem shares by telephone until the Portfolio's transfer agent has received your completed and signed application. Telephone redemption is not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

In the event that you are unable to reach the Portfolio by telephone, you should write to the Portfolio; see "How to contact Scudder" for the address.

By "AutoSell." If you elected "AutoSell" for your account, you can call toll-free to redeem shares. The money will be automatically transferred to your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "AutoSell," call 1-800-225-5163 for more information.

To redeem shares, call 1-800-225-5163. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. "AutoSell" requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day.

"AutoSell" transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

Signature guarantees. For your protection and to prevent fraudulent redemptions, on written redemption requests in excess of $50,000 we require an original signature and an original signature guarantee for each person in whose name the account is registered. (The Portfolio reserves the right, however, to require a signature guarantee for all redemptions.) You can obtain a signature guarantee from most banks, credit unions or savings associations, or from broker/dealers, municipal securities broker/dealers, government securities broker/dealers, national securities exchanges, registered securities associations, or clearing agencies deemed eligible by the Securities and Exchange Commission. Signature guarantees by notaries public are not acceptable. Redemption requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. For more information, please call 1-800-225-5163.

Telephone transactions

Shareholders automatically receive the ability to exchange by telephone and the right to redeem by telephone up to $100,000 to their address of record. Shareholders also may, by telephone, request that redemption proceeds be wired to a predesignated bank account. The Portfolio uses procedures designed to give reasonable assurance that telephone instructions are genuine, including recording telephone calls, testing a caller's identity and sending written confirmation of telephone transactions. If the Portfolio does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Portfolio will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Share price

Purchases and redemptions, including exchanges, are made at the Portfolio's net asset value. Scudder Fund Accounting Corporation determines net asset value per share as of the close of regular trading on the Exchange, normally 4 p.m. eastern time, on each day the Exchange is open for trading. Net asset value per share is calculated by dividing the value of total assets of the Portfolio, less its liabilities, by the total number of shares of the Portfolio outstanding.

Processing time

All purchase and redemption requests must be received in good order by the Portfolio's transfer agent. Those requests received by the close of regular trading on the Exchange are executed at the net asset value per share calculated at the close of trading that day.

Purchase and redemption requests received after the close of regular trading on the Exchange will be executed the following business day.

If you wish to make a purchase of $500,000 or more, you should notify Scudder Investor Relations by calling 1-800-225-5163.

The Portfolio will normally send your redemption proceeds within one business day following the redemption request, but may take up to seven business days (or longer in the case of shares recently purchased by check).

Purchase restrictions

Purchases and sales should be made for long-term investment purposes only. The Trust and Scudder Investor Services, Inc. each reserves the right to reject purchases of Portfolio shares (including exchanges) for any reason including when a pattern of frequent purchases and sales made in response to short-term fluctuations in the Portfolio's share price appears evident.

Tax information

A redemption of shares, including an exchange into another Portfolio or Scudder fund, is a sale of shares and may result in a gain or loss for income tax purposes.

Tax identification number

Be sure to complete the Tax Identification Number section of the Portfolio's application when you open an account. Federal tax law requires the Portfolio to withhold 31% of taxable dividends, capital gains distributions and redemption and exchange proceeds from accounts (other than those of certain exempt payees) without a certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required. The Portfolio reserves the right to reject new account applications without a certified Social Security or tax identification number. The Portfolio also reserves the right, following 30 days' notice, to redeem all shares in accounts without a certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the Portfolio with a tax identification number during the 30-day notice period.


Minimum balances

Shareholders should maintain a share balance worth at least $2,500, which amount may be changed by the Board of Trustees. Scudder retirement plans and certain other accounts have similar or lower minimum balance requirements. The initial investment and minimum account balance for fiduciary accounts such as IRAs will increase from $500 to $1,000 per fund account, while the subsequent minimum investment will remain at $50. A shareholder may open a regular account with a minimum of $1,000, if an investment program of at least $100 per month is established.

Shareholders with non-fiduciary accounts who maintain an account balance of less than $2,500 in the Portfolio without establishing a regular investment program may be assessed an annual $10.00 per fund charge with the fee to be paid to the Portfolio. The $10.00 charge will not apply to shareholders with a combined household account balance (same surname, same address) in any of the Scudder Funds of $25,000 or more. The Portfolio reserves the right, following 60 days' written notice to shareholders, to redeem all shares in accounts below $250, where a reduction in value has occurred due to a redemption or exchange out of the account. The shareholder may restore the share balance to $250 or more during the 60-day notice period and must maintain it at no lower than that minimum to avoid an involuntary redemption. The Portfolio will mail the proceeds of the redeemed account to the shareholder. Reductions in value that result solely from market activity will not trigger an involuntary redemption. Retirement accounts and certain other accounts will not be assessed the $10.00 charge or be subject to automatic liquidation. Please refer to "Exchanges and Redemptions -- Other information" in the Portfolio's Statement of Additional Information.


Third party transactions

If purchases and redemptions of Portfolio shares are arranged and settlement is made at an investor's election through a member of the National Association of Securities Dealers, Inc., other than Scudder Investor Services, Inc., that member may, at its discretion, charge a fee for that service.

Shareholder benefits

Experienced professional management

Scudder Stevens & Clark, Inc., one of the nation's most experienced investment management firms, actively manages your Scudder fund investment. Professional management is an important advantage for investors who do not have the time or expertise to invest directly in individual securities.

A team approach to investing

Scudder Pathway Series: Conservative Portfolio is managed by a team of Scudder investment professionals who each play an important role in the Portfolio's management process. Team members work together to develop investment strategies and select Underlying Funds for the Portfolio. They are supported by Scudder's large staff of portfolio managers, economists, research analysts, traders and other investment specialists. Scudder believes its team approach benefits the Portfolio's investors by bringing together many disciplines and leveraging Scudder's extensive resources. All members of the Pathway investment team are members of Scudder's Global Asset Allocation Committee. This group is responsible for analyzing the global economy and capital markets, integrating information from the firm's equity and fixed income specialists, and developing the outlook for the investment characteristics of the major markets in which the Portfolio invests.

Lead Portfolio Manager Benjamin W. Thorndike, who has 17 years of investment experience, joined Scudder in 1983 as a portfolio manager. Since 1986, he has served as a portfolio manager for Scudder Growth and Income Fund. Mr. Thorndike will develop portfolio strategy utilizing the research, analysis and guidance provided by other members of the investment team. Cornelia Small, Portfolio Manager, is Director of Global Equity Investments and Chairman of the Capital Markets Group, and has also served as Director of Global Equity Research. Margaret (Peg) Hadzima, Portfolio Manager, is Director of Scudder's Institutional Group, which includes a focus on asset allocation strategy. Ms. Hadzima has 23 years of experience in fixed-income investing during which she has served as Director of Global Bond Research and Chairman of Global Bond Strategy. Philip Fortuna, Portfolio Manager, joined Scudder in 1986 as manager of institutional equity accounts. He has served as Director of Quantitative Research and Director of Investment Operations. Mr. Fortuna is Lead Portfolio Manager for Scudder Small Company Value Fund, as well as a portfolio manager for Scudder Micro Cap Fund. Maureen Allyn, Portfolio Manager, is Scudder's Chief Economist, a position she has held since 1989, and is responsible for analyzing both the world and U.S. economies.

SAIL(TM)--Scudder Automated Information Line

For personalized account information including fund prices, yields and account balances, to perform transactions in existing Scudder fund or portfolio accounts, or to obtain information on any Scudder fund or portfolio, shareholders can call Scudder's Automated Information Line (SAIL) at 1-800-343-2890, 24 hours a day. During periods of extreme economic or market changes, or other conditions, it may be difficult for you to effect telephone transactions in your account. In such an event you should write to the Portfolio; please see "How to contact Scudder" for the address.

Investment flexibility

Scudder offers toll-free telephone exchange between funds at current net asset value. You can move your investments among money market, income, growth, tax-free and growth and income funds with a simple toll-free call or, if you prefer, by sending your instructions through the mail or by fax. Telephone and fax redemptions and exchanges are subject to termination and their terms are subject to change at any time by the Portfolio or the transfer agent. In some cases, the transfer agent or Scudder Investor Services, Inc. may impose additional conditions on telephone transactions.

Dividend reinvestment plan

You may have dividends and distributions automatically reinvested in additional Portfolio shares. Please call 1-800-225-5163 to request this feature.

Shareholder statements

You receive a detailed account statement every time you purchase or redeem shares. All of your statements should be retained to help you keep track of account activity and the cost of shares for tax purposes.

Shareholder reports

In addition to account statements, you receive periodic shareholder reports highlighting relevant information, including investment results and a review of portfolio changes.To reduce the volume of mail you receive, only one copy of most Portfolio reports, such as the Portfolio's Annual Report, may be mailed to your household (same surname, same address). Please call 1-800-225-5163 if you wish to receive additional shareholder reports.

Newsletters

Four times a year, Scudder sends you Perspectives, an informative newsletter covering economic and investment developments, service enhancements and other topics of interest to Scudder fund investors.

Scudder Funds Centers

As a convenience to shareholders who like to conduct business in person, Scudder Investor Services, Inc. maintains Funds Centers in Boca Raton, Boston, Chicago, New York and San Francisco.

T.D.D. service for the hearing impaired

Scudder's full range of investor information and shareholder services is available to hearing impaired investors through a toll-free T.D.D. (Telephone Device for the Deaf) service. If you have access to a T.D.D., call 1-800-543-7916 for investment information or specific account questions and transactions.

Scudder tax-advantaged retirement plans

Scudder offers a variety of tax-advantaged retirement plans for individuals, businesses and non-profit organizations. These flexible plans are designed for use with the Scudder Family of Funds (except Scudder tax-free funds, which are inappropriate for such plans). Scudder Funds offer a broad range of investment objectives and can be used to seek almost any investment goal. Using Scudder's retirement plans can help shareholders save on current taxes while building their retirement savings.

o Scudder No-Fee IRAs. These retirement plans allow a maximum annual contribution of $2,000 per person for anyone with earned income. Many people can deduct all or part of their contributions from their taxable income, and all investment earnings accrue on a tax deferred basis. The Scudder No-Fee IRA charges no annual custodial fee.

o 401(k) Plans. 401(k) plans allow employers and employees to make tax-deductible retirement contributions. Scudder offers a full service program that includes recordkeeping, prototype plan, employee communications and trustee services, as well as investment options.

o Profit Sharing and Money Purchase Pension Plans. These plans allow corporations, partnerships and people who are self-employed to make annual, tax-deductible contributions of up to $30,000 for each person covered by the plans. Plans may be adopted individually or paired to maximize contributions. These are sometimes known as Keogh plans.

o 403(b) Plans. Retirement plans for tax-exempt organizations and school systems to which employers and employees may both contribute.

o SEP-IRAs. Easily administered retirement plans for small businesses and self-employed individuals. The maximum annual contribution to SEP-IRA accounts is adjusted each year for inflation.

o Scudder Horizon Plan. A no-load variable annuity that lets you build assets by deferring taxes on your investment earnings. You can start with $2,500 or more.

Scudder Trust Company (an affiliate of the Adviser) is Trustee or Custodian for some of these plans and is paid an annual fee for some of the above retirement plans. For information about establishing a Scudder No-Fee IRA, SEP-IRA, Profit Sharing Plan, Money Purchase Pension Plan or a Scudder Horizon Plan, please call 1-800-225-2470. For information about 401(k)s or 403(b)s please call 1-800-323-6105. To effect transactions in existing IRA, SEP-IRA, Profit Sharing or Pension Plan accounts, call 1-800-225-5163.

The variable annuity contract is provided by Charter National Life Insurance Company (in New York State, Intramerica Life Insurance Company [S 1802]). The contract is offered by Scudder Insurance Agency, Inc. (in New York State, Nevada and Montana, Scudder Insurance Agency of New York, Inc.). CNL, Inc. is the Principal Underwriter. Scudder Horizon Plan is not available in all states.

Trustees and Officers

David S. Lee*
    President and Trustee

Daniel Pierce*
    Vice President and Trustee

Edgar R. Fiedler
    Trustee; Vice President and Economic Counsellor, The Conference Board, Inc.

Dr. J.D. Hammond
    Trustee; Dean, Smeal College of Business Administration, Pennsylvania State University

Richard M. Hunt
    Trustee; University Marshal and Senior Lecturer, Harvard University

Jerard K. Hartman*
    Vice President

Thomas W. Joseph*
    Vice President

Juris Padegs*
    Vice President

Thomas F. McDonough*
    Vice President and Secretary

Pamela A. McGrath*
    Vice President and Treasurer

Edward J. O'Connell*
    Vice President and Assistant Treasurer

Kathryn L. Quirk*
    Vice President and Assistant Secretary

Coleen Downs Dinneen*
    Assistant Secretary

*Scudder, Stevens & Clark, Inc.

Investment products and services


The Scudder Family of Funds

Money Market

Scudder Cash Investment Trust
Scudder U.S. Treasury Money Fund

Tax Free Money Market+

Scudder Tax Free Money Fund
Scudder California Tax Free Money Fund*
Scudder New York Tax Free Money Fund*

Tax Free+

Scudder California Tax Free Fund*
Scudder High Yield Tax Free Fund
Scudder Limited Term Tax Free Fund
Scudder Managed Municipal Bonds
Scudder Massachusetts Limited Term Tax Free Fund*
Scudder Massachusetts Tax Free Fund*
Scudder Medium Term Tax Free Fund
Scudder New York Tax Free Fund*
Scudder Ohio Tax Free Fund*
Scudder Pennsylvania Tax Free Fund*

Growth and Income

Scudder Balanced Fund
Scudder Growth and Income Fund

Income

Scudder Emerging Markets Income Fund
Scudder Global Bond Fund
Scudder GNMA Fund
Scudder High Yield Bond Fund
Scudder Income Fund
Scudder International Bond Fund
Scudder Short Term Bond Fund
Scudder Zero Coupon 2000 Fund

Growth

Scudder Capital Growth Fund
Scudder Classic Growth Fund
Scudder Development Fund
Scudder Emerging Markets Growth Fund
Scudder Global Discovery Fund
Scudder Global Fund
Scudder Gold Fund
Scudder Greater Europe Growth Fund
Scudder International Fund
Scudder Latin America Fund
Scudder Micro Cap Fund
Scudder Pacific Opportunities Fund
Scudder Quality Growth Fund
Scudder Small Company Value Fund
Scudder 21st Century Growth Fund
Scudder Value Fund
The Japan Fund

Asset Allocation

Scudder Pathway Series:  Conservative Portfolio
Scudder Pathway Series:  Balanced Portfolio
Scudder Pathway Series:  Growth Portfolio
Scudder Pathway Series:  International Portfolio

Retirement Plans and Tax-Advantaged Investments

IRAs
Keogh Plans
Scudder Horizon Plan*+++  (a variable annuity)
401(k) Plans
403(b) Plans
SEP-IRAs
Profit Sharing and Money Purchase Pension Plans

Closed-End Funds#

The Argentina Fund, Inc.
The Brazil Fund, Inc.
The First Iberian Fund, Inc.
The Korea Fund, Inc.
The Latin America Dollar Income Fund, Inc.
Montgomery Street Income Securities, Inc.
Scudder New Asia Fund, Inc.
Scudder New Europe Fund, Inc.
Scudder World Income  Opportunities Fund, Inc.

Institutional Cash Management
Scudder Institutional Fund, Inc.
Scudder Fund, Inc.
Scudder Treasurers Trust(TM)++


For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *Not available in all states. +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder, Stevens & Clark, Inc., are traded on various stock exchanges. ++For information on Scudder Treasurers Trust,(TM) an institutional cash management service that utilizes certain portfolios of Scudder Fund, Inc. ($100,000 minimum), call 1-800-541-7703.

  How to contact Scudder

 Account Service and Information:                            Scudder Brokerage Services:

 For existing account             Scudder Investor           To receive information          Scudder Brokerage
 service and transactions         Relations                  about this discount             Services**
                                                             brokerage service and
                                  1-800-225-5163             to obtain an application        1-800-700-0820

 For personalized                 Scudder Automated           Please address all correspondence to:
 information about your           Information Line                     The Scudder Funds
 Scudder accounts;                (SAIL)                               P.O. Box 2291
 exchanges and                                                         Boston, Massachusetts
 redemptions; or                  1-800-343-2890                       02107-2291
 information on any
 Scudder fund
                                 Visit the Scudder World Wide Web Site at:

                                          http://funds.scudder.com
 Investment Information:                                     Or Stop by a Scudder Funds Center:

 To receive information          Scudder Investor            Many shareholders   enjoy  the  personal,   one-on-one
 about the Scudder funds,        Relations                   service of the  Scudder  Funds  Centers.  Check  for a
 for additional applications                                 Funds Center  near  you--they  can  be  found  in  the
 and prospectuses, or for        1-800-225-2470              following cities:
 investment questions

 For establishing 401(k) and     Scudder Defined             Boca Raton                   New York
 403(b) plans                    Contribution Services       Boston                       San Francisco
                                 1-800-323-6105              Chicago


 For information on Scudder Treasurers  Trust(TM),           For information on Scudder  Institutional  Funds*,
 an  institutional  cash  management  service  for           funds  designed  to  meet  the  broad   investment
 corporations, non-profit organizations and trusts           management  and  service  needs of banks and other
 which  utilizes  certain  portfolios  of  Scudder           institutions, call:  1-800-854-8525.
 Fund,    Inc.*    ($100,000    minimum),    call:
 1-800-541-7703.



Scudder Investor Relations and Scudder Funds Centers are services provided through Scudder Investor Services, Inc., Distributor.

* Contact Scudder Investor Services, Inc., Distributor, to receive a prospectus with more complete information, including management fees and expenses. Please read it carefully before you invest or send money.

** Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061--Member NASD/SIPC.

  Purchases


 Opening
 an account          Minimum initial investment: $2,500; IRAs $1,000
                     Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums.
                     See appropriate plan literature.

 Make checks         o  By Mail              Send your completed and signed application and check
 payable to "The
 Scudder Funds."
                                                 by regular mail to:        or            by express, registered,
                                                                                          or certified mail to:
                                                 The Scudder Funds                        Scudder Shareholder
                                                 P.O. Box 2291                            Service Center
                                                 Boston, MA                               42 Longwater Drive
                                                 02107-2291                               Norwell, MA
                                                                                          02061-1612

                     o  By Wire              Please see Transaction information--Purchasing shares--
                                             By wire for details, including the ABA wire transfer number.
                                             Then call 1-800-225-5163 for instructions.

                     o  In Person            Visit one of our Funds Centers to complete your application with the help of a Scudder representative. Funds Center
                                             locations are listed under Shareholder benefits.
 -----------------------------------------------------------------------------------------------------------------------
 Purchasing          Minimum additional investment: $100; IRAs $50
 additional          Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums.
 shares              See appropriate plan literature.



 Make checks         o  By Mail              Send a check with a Scudder investment slip, or with a letter of
 payable to "The                             instruction including your account number and the complete
 Scudder Funds."                             Fund name, to  the appropriate address listed above.

                     o  By Wire              Please see Transaction information--Purchasing shares--
                                             By wire for details, including the ABA wire transfer number.

                     o  In Person            Visit one of our Funds Centers to make an additional
                                             investment in your Scudder fund account. Funds Center
                                             locations are listed under Shareholder benefits.

                     o  By Telephone         Please see Transaction information--Purchasing shares--
                                             By AutoBuy for more details.

                     o  By Automatic         You may arrange to make investments on a regular basis
                        Investment Plan      through automatic deductions from your bank checking
                        ($50 minimum)        account. Please call 1-800-225-5163  for more information and an enrollment form.


  Exchanges and redemptions


 Exchanging        Minimum investments:  $2,500 to establish a new account;
 shares                                  $100 to exchange among existing accounts

                   o By Telephone     To speak with a service representative, call 1-800-225-5163 from
                                      8 a.m. to 8 p.m. eastern time or to access SAIL(TM), Scudder's Automated
                                      Information Line, call 1-800-343-2890 (24 hours a day).

                   o By Mail          Print or type your instructions and include:
                     or Fax             -   the name of the Fund and the account number you are exchanging from;
                                        -   your name(s) and address as they appear on your account;
                                        -   the dollar amount or number of shares you wish to exchange;
                                        -   the name of the Fund you are exchanging into;
                                        -   your signature(s) as it appears on your account; and
                                        -   a daytime telephone number.

                                      Send your instructions

                                      by regular mail to:     or  by express, registered,       or   by fax to:
                                                                  or certified mail to:

                                      The Scudder Funds           Scudder Shareholder                1-800-821-6234
                                      P.O. Box 2291               Service Center
                                      Boston, MA 02107-2291       42 Longwater Drive
                                                                  Norwell, MA 02061-1612
 -----------------------------------------------------------------------------------------------------------------------

 Redeeming         o By Telephone     To speak with a service representative, call 1-800-225-5163 from
 shares                               8 a.m. to 8 p.m. eastern time or to access SAIL(TM), Scudder's Automated
                                      Information Line, call 1-800-343-2890 (24 hours a day). You may have redemption proceeds sent to your predesignated bank account, or redemption proceeds of up to $100,000 sent to your address of record.


                   o By Mail          Send your instructions for redemption to the appropriate address or fax
                     or Fax           number above and include:

                                        - the name of the Fund and account number you are redeeming from;
                                        - your name(s) and address as they appear on your account;
                                        - the dollar amount or number of shares you wish to redeem;
                                        - your signature(s) as it appears on your account; and
                                        - a daytime telephone number.

                                      A signature guarantee is required for redemptions over $50,000.
                                      See Transaction information--Redeeming shares.

                   o By Automatic     You may arrange to receive automatic cash payments periodically.
                     Withdrawal       Call 1-800-225-5163 for more information and an enrollment form.
                     Plan


                                    APPENDIX

    DESCRIPTIONS OF CERTAIN RISKS RELATED TO VARIOUS SECURITIES INVESTED IN, AND INVESTMENT TECHNIQUES EMPLOYED BY, THE UNDERLYING SCUDDER FUNDS IN WHICH
                      SCUDDER PATHWAY SERIES: INTERNATIONAL
                              PORTFOLIO MAY INVEST


Repurchase agreements. If the seller under a repurchase agreement becomes insolvent, an Underlying Scudder Fund's right to dispose of the securities may be restricted. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the securities under a repurchase agreement, an Underlying Scudder Fund may encounter delay and incur costs before being able to sell the securities. Also, if a seller defaults, the value of such securities may decline before an Underlying Scudder Fund is able to dispose of them.

Convertible securities. While convertible securities generally offer lower yields than non-convertible debt securities of similar quality, their prices may reflect changes in the value of the underlying common stock. Convertible securities entail less credit risk than the issuer's common stock.

Non-diversified investment company. Certain Underlying Scudder Funds are classified as non-diversified investment companies under the Investment Company Act of 1940 (the "1940 Act"), which means that an Underlying Scudder Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. The investment of a large percentage of an Underlying Scudder Fund's assets in the securities of a small number of issuers may cause an Underlying Scudder Fund's share price to fluctuate more than that of a diversified investment company.

Dollar roll  transactions.  If the  broker/dealer to whom an Underlying  Scudder
Fund sells the securities underlying a dollar roll transaction becomes insolvent, an Underlying Scudder Fund's right to purchase or repurchase the securities may be restricted; the value of the securities may change adversely over the term of the dollar roll; the securities that an Underlying Scudder Fund is required to repurchase may be worth less than securities that an Underlying Scudder Fund originally held, and the return earned by an Underlying Scudder Fund with the proceeds of a dollar roll may not exceed transaction costs.

Zero coupon securities. Zero coupon securities are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current cash distributions of interest.

Illiquid or restricted investments. The absence of a trading market can make it difficult to ascertain a market value for illiquid or restricted investments. Disposing of illiquid or restricted investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for an Underlying Scudder Fund to sell them promptly at an acceptable price.

Indexed securities. Indexed securities may be positively or negatively indexed, so that appreciation of the reference instrument may produce an increase or a decrease in the interest rate or value at maturity of the security. In addition, the change in the interest rate or value at maturity of the security may be some multiple of the change in the value of the reference instrument. Thus, in addition to the credit risk of the security's issuer, an Underlying Scudder Fund will bear the market risk of the reference instrument.

Mortgage and other asset-backed securities. Unscheduled or early payments on the underlying mortgages may shorten the securities' effective maturities and lessen their growth potential. An Underlying Scudder Fund may agree to purchase or sell these securities with payment and delivery taking place at a future date. A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages, and expose an Underlying Scudder Fund to a lower rate of return upon reinvestment. To the extent that such mortgage-backed securities are held by an Underlying Scudder Fund, the prepayment right of mortgagors may limit the increase in net asset value of an Underlying Scudder Fund because the value of the mortgage-backed securities held by an Underlying Scudder Fund may not appreciate as rapidly as the price of non-callable debt securities. Asset-backed securities are subject to the risk of prepayment and the risk that the underlying loans will not be repaid.

Investing in emerging markets. Securities of many issuers in emerging markets may be less liquid and more volatile than securities of comparable domestic issuers. Emerging markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of an Underlying Scudder Fund is uninvested and no return is earned thereon. The inability of an Underlying Scudder Fund to make intended security purchases due to settlement problems could cause an Underlying Scudder Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to an Underlying Scudder Fund due to subsequent declines in value of the portfolio security or, if an Underlying Scudder Fund has entered into a contract to sell the security, in possible liability to the purchaser. Costs associated with transactions in foreign securities are generally higher than costs associated with transactions in U.S. securities. Such transactions also involve additional costs for the purchase or sale of foreign currency.

Foreign investment in certain emerging market debt obligations is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in certain emerging market debt obligations and increase the costs and expenses of an Underlying Scudder Fund. Certain emerging markets require prior governmental approval of investments by foreign persons, and/or impose additional taxes on foreign investors. These markets may also restrict investment opportunities in issuers in industries deemed important to national interests.

Certain emerging markets may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in an emerging market's balance of payments or for other reasons, a country could impose temporary restrictions on foreign capital remittances. An Underlying Scudder Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to an Underlying Scudder Fund of any restrictions on investments.

Throughout the last decade many emerging markets have experienced and continue to experience high rates of inflation. In certain countries inflation has at times accelerated rapidly to hyperinflationary levels, creating a negative interest rate environment and sharply eroding the value of outstanding financial assets in those countries. Increases in inflation could have an adverse effect on an Underlying Scudder Fund's non-dollar denominated securities and on the issuers of debt obligations generally.

Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. The securities markets, values of securities, yields and risks associated with securities markets in different countries may change independently of each other.

Investment in sovereign debt can involve a high degree of risk. Holders of sovereign debt (including an Underlying Scudder Fund) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part. Securities traded in certain emerging European securities markets may be subject to risks due to the inexperience of financial intermediaries, the lack of modern technology and the lack of a sufficient capital base to expand business operations. Additionally, former Communist regimes of a number of Eastern European countries had expropriated a large amount of property, the claims on which have not been entirely settled. There can be no assurance that an Underlying Scudder Fund's investments in Eastern Europe would not also be expropriated, nationalized or otherwise confiscated. Finally, any change in the leadership or policies of Eastern European countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities.

High yield/high risk securities. Certain Underlying Scudder Funds may invest in debt securities which are rated below investment-grade (hereinafter referred to as "lower rated securities") or which are unrated, but equivalent to those rated below investment- grade. The lower the ratings of such debt securities, the greater their risks render them like equity securities. These debt instruments generally offer a higher current yield than that available from higher grade issues, but typically involve greater risk and lesser liquidity.

The lack of a liquid secondary market for certain securities may also make it more difficult for an Underlying Scudder Fund to obtain accurate market quotations for purposes of valuing its portfolio and calculating its net asset value. Lower rated and unrated securities are especially subject to adverse changes in general economic conditions, to changes in the financial condition of their issuers, and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, issuers of these instruments may experience financial stress that could adversely affect their ability to make payments of principal and interest and increase the possibility of default. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of these securities especially in a market characterized by only a small amount of trading. Perceived credit quality in this market can change suddenly and unexpectedly, and may not fully reflect the actual risk posed by a particular lower rated or unrated security.

Securities lending. From time to time certain Underlying Scudder Funds may lend their portfolio securities to registered broker/dealers as described above. The risks of lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made to registered broker/dealers deemed by the Adviser to be of good standing and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk.

Investing in emerging growth companies. The investment risk associated with emerging growth companies is higher than that normally associated with larger, older companies due to the greater business risks of small size, the relative age of the company, limited product lines, distribution channels and financial and managerial resources. Further, there is typically less publicly available information concerning smaller companies than for larger, more established ones.

The securities of small companies are often traded over-the-counter and may not be traded in the volumes typical on a national securities exchange. Consequently, in order to sell this type of holding, an Underlying Scudder Fund may need to discount the securities from recent prices or dispose of the securities over a long period of time. The prices of this type of security may be more volatile than those of larger companies which are often traded on a national securities exchange.

Precious metals. Investments in precious metals and in precious metals-related securities and companies involve a relatively high degree of risk. Prices of gold and other precious metals can be influenced by a variety of global economic, financial and political factors and may fluctuate markedly over short periods of time. Among other things, precious metals values can be affected by changes in inflation, investment speculation, metal sales by governments or central banks, changes in industrial and commercial demand, and any governmental restrictions on private ownership of gold or other precious metals.

Correlation of gold and gold securities. The Adviser believes that the value of the securities of firms that deal in gold will correspond generally, over time, with the prices of the underlying metal. At any given time, however, changes in the price of gold may not strongly correlate with changes in the value of securities related to gold, which are expected to constitute part of certain Underlying Scudder Funds' assets. In fact, there may be periods in which the price of gold stocks and gold will move in different directions. The reason for this potential disparity is that political and economic factors, including behavior of the stock market, may have differing impacts on gold versus gold stocks.

Investing in Latin America. The Adviser believes that investment opportunities may result from recent trends in Latin America encouraging greater market orientation and less governmental intervention in economic affairs. Investors, however, should be aware that the Latin American economies have experienced considerable difficulties in the past decade. Although there have been significant improvements in recent years, the Latin American economies continue to experience challenging problems, including high inflation rates and high interest rates relative to the U.S. The emergence of the Latin American economies and securities markets will require continued economic and fiscal discipline which has been lacking at times in the past, as well as stable political and social conditions. Recovery may also be influenced by international economic conditions, particularly those in the U.S., and by world prices for oil and other commodities. There is no assurance that recent economic initiatives will be successful.


Certain risks associated with international investments and investing in smaller, developing capital markets are heightened for investments in Latin
American countries. For example, some of the currencies of Latin American countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made in certain of these currencies periodically. In addition, although there is a trend toward less government involvement in commerce, governments of many Latin American countries have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, the government still owns or controls many companies, including some of the largest in the country. Accordingly, government actions in the future could have a significant effect on economic conditions in Latin American countries, which could affect private sector companies and an Underlying Scudder Fund, as well as the value of securities in an Underlying Scudder Fund's portfolio.

Most Latin American countries have experienced substantial, and in some periods, extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain Latin American countries.

Certain Latin American countries are among the largest debtors to commercial banks and foreign governments. Some of these countries have in the past defaulted on their sovereign debt. Holders of sovereign debt (including an Underlying Scudder Fund) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

The limited size of many Latin American securities markets and limited trading volume in issuers compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of securities.

The portion of an Underlying Scudder Fund's assets invested directly in Chile may be less than the portions invested in other countries in Latin America because, at present, capital invested in Chile normally cannot be repatriated for as long as five years.

Borrowing. Although the principal of an Underlying Scudder Fund's borrowing will be fixed, an Underlying Scudder Fund's assets may change in value during the time a borrowing is outstanding, increasing exposure to capital risk.

Investing in the Pacific Basin. Certain Underlying Scudder Funds are susceptible to political and economic factors affecting issuers in Pacific Basin countries. Many of the countries of the Pacific Basin are developing both economically and politically. Pacific Basin countries may have relatively unstable governments, economies based on only a few commodities or industries, and securities markets trading infrequently or in low volumes. Some Pacific Basin countries restrict the extent to which foreigners may invest in their securities markets.
Securities of issuers located in some Pacific Basin countries tend to have volatile prices and may offer significant potential for loss as well as gain. Further, certain companies in the Pacific Basin may not have firmly established product markets, may lack depth of management, or may be more vulnerable to political or economic developments such as nationalization of their own industries.


Corporate and Municipal Bond Ratings. The following is a description of the ratings given by S&P and Moody's to corporate and municipal bonds. Should the rating of a portfolio security held by an Underlying Scudder Fund be downgraded, the Adviser will determine whether it is in the best interest of the Underlying Scudder Fund to retain or dispose of such security.

S&P:

Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighted by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating. The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued. The rating C1 is reserved for income bonds on which no interest is being paid. Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period had not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Moody's:

Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

This prospectus sets forth concisely the information about Scudder Pathway
Series: Balanced Portfolio (the "Portfolio"), a diversified, open-end management investment company, that a prospective investor should know before investing. Scudder Pathway Series is composed of four separate Portfolios with distinctly different investment objectives. Each Portfolio, one of which is offered herein, seeks to accomplish its objective by investing primarily in a number of other Scudder funds (the "Underlying Scudder Funds"). Please retain this prospectus for future reference.

If you require more detailed information, a Statement of Additional Information dated November 15, 1996, as amended from time to time, may be obtained without charge by writing Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103 or calling 1-800-225-2470. The Statement, which is incorporated by reference into this prospectus, has been filed with the Securities and Exchange Commission.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Contents--see page 4.

Scudder
Pathway Series:  Balanced
Portfolio

Prospectus
November 15, 1996

A pure no-load(TM) (no sales charges) mutual fund which seeks a balance of growth and income by investing in a select mix of Scudder Funds.

Expense information

This information is designed to help you understand the various costs and expenses that an investor in Scudder Pathway Series: Balanced Portfolio will bear directly or indirectly. With Scudder's pure no-load(TM) portfolios and funds, you pay no commissions to purchase or redeem shares, or to exchange from one portfolio or fund to another. As a result, all of your investment goes to work for you.

1) Shareholder transaction expenses: Expenses charged directly to your individual account in the Portfolio for various transactions.

     Sales commissions to purchase shares (sales load)     NONE
     Commissions to reinvest dividends                     NONE
     Redemption fees                                       NONE*
     Fees to exchange shares                               NONE

2) Annual Portfolio operating expenses: Estimated expenses paid by the Portfolio before it distributes its net investment income, expressed as a percentage of the Portfolio's average daily net assets for the initial fiscal period.

     Investment management fee                            NONE
     12b-1 fees                                           NONE
     Other expenses                                       NONE
     Total Portfolio operating expenses**                 NONE

The Portfolio is expected to operate at a zero expense level. However, the Portfolio's shareholders will indirectly bear the Portfolio's pro rata share of fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested. The investment returns of the Portfolio, therefore, will be net of the Portfolio's share of the expenses of the Underlying Scudder Funds in which the Portfolio is invested. The chart on page 3 shows the expense ratios of each Underlying Scudder Fund after fee waiver or reimbursement where applicable, as of its most recent fiscal year end.

----------------

* You may redeem by writing or calling the Portfolio. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information--Redeeming shares."

** The payment of the Portfolio's pro rata share of expenses is subject to the Special Servicing Agreement. Please refer to "Portfolio organization--Special Servicing Agreement."

Expense Ratios of the Underlying Scudder Funds


Underlying Scudder Funds              Expense Ratio
-----------------------                -------------

Money Market Fund
Scudder Cash Investment Trust              0.83%

Bond Mutual Funds
Scudder Emerging Markets Income Fund       1.50%
Scudder Global Bond Fund+                  1.00%
Scudder GNMA Fund                          0.94%
Scudder High Yield Bond Fund+              0.00%
Scudder Income Fund                        0.99%
Scudder International Bond Fund            1.26%
Scudder Short Term Bond Fund               0.75%

Underlying Scudder Funds              Expense Ratio
-----------------------                -------------

Equity Mutual Funds
Scudder Capital Growth Fund                0.92%
Scudder Classic Growth Fund+               1.25%
Scudder Development Fund                   1.24%
Scudder Emerging Markets Growth Fund+      2.00%
Scudder Global Discovery Fund              1.69%
Scudder Global Fund                        1.34%
Scudder Gold Fund                          1.50%
Scudder Growth and Income Fund             0.80%
Scudder International Fund                 1.14%
Scudder Latin America Fund                 2.08%
Scudder Micro Cap Fund+                    1.75%
Scudder Pacific Opportunities Fund         1.74%
Scudder Quality Growth Fund                1.17%
Scudder Small Company Value Fund           1.50%
Scudder 21st Century Growth Fund+          1.75%
Scudder Value Fund+                        1.25%

Based on the foregoing, the range for the average weighted expense ratio borne by the Portfolio is expected to be 0.32% to 1.91%. A range is provided since the average assets of the Portfolio invested in each of the Underlying Scudder Funds will fluctuate.

Example

Using the midpoint of the ratios set forth above, the total pro rata expenses relating to a $1,000 investment, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by each Underlying Scudder Fund before it distributes its net investment income to the Portfolio. (As noted above, the Portfolio has no redemption fees of any kind.)

               1 Year                      3 Years
                $11                          $35

See "Portfolio organization--Special Servicing Agreement" for an explanation of the Special Servicing Agreement. This example assumes that the Portfolio reinvests all dividends and distributions paid by the Underlying Scudder Funds. This example should not be considered a representation of past or future expenses or returns. Actual expenses and returns of each Underlying Scudder Fund vary from year to year and may be higher or lower than those shown.

+The following funds maintained their expenses at the following rates for their respective fiscal periods: Scudder Classic Growth Fund: 1.25%, Scudder Emerging Markets Growth Fund: 2.00%, Scudder Global Bond Fund: 1.00%, Scudder High Yield Bond Fund: 0.00%, Scudder Micro Cap Fund: 1.75%, Scudder 21st Century Growth
Fund: 1.75% and Scudder Value Fund: 1.25%. If the Adviser had not maintained the Funds' expenses, the total return for the period would have been lower. Please see the appropriate Underlying Scudder Fund prospectus for details.

A message from Scudder's chairman

Scudder, Stevens & Clark, Inc., investment adviser to the Scudder Family of Funds, was founded in 1919. We offered America's first no-load mutual fund in 1928. Today, we manage in excess of $100 billion for many private accounts and over 50 mutual fund portfolios. We manage the mutual funds in a special program for the American Association of Retired Persons, as well as the fund options available through Scudder Horizon Plan, a tax-advantaged variable annuity. We also advise The Japan Fund and nine closed-end funds that invest in countries around the world.

The Scudder Family of Funds is designed to make investing easy and less costly. It includes money market, tax free, income and growth funds and offers IRAs, 401(k)s, Keoghs and other retirement plans.

Services available to all shareholders include toll-free access to the professional service representatives of Scudder Investor Relations, easy exchange among funds, shareholder reports, informative newsletters and the walk-in convenience of Scudder Funds Centers.

All Scudder mutual funds are pure no-load(TM). This means you pay no commissions to purchase or redeem your shares or to exchange from one fund to another. There are no "12b-1" fees either, which many other funds now charge to support their marketing efforts. All of your investment goes to work for you. We look forward to welcoming you as a shareholder.

/s/Daniel Pierce

Scudder Pathway Series: Balanced Portfolio

Investment Objective

o    a balance of growth and income

Investment Characteristics

o a professionally managed portfolio which allocates its investments among select Scudder Funds

o provides exposure to a wide range of asset classes, securities and markets around the globe

o    no added fees or expenses associated with the operation of Scudder Pathway
     Series: Balanced Portfolio

o    appropriate for IRA, 401(k) and other retirement plans

Contents

Investment objective and policies                      5
Why invest in the Portfolio?                           6
Description of the Underlying
   Scudder Funds                                       7
Information about policies,
   investments and risks                              17
Investment restrictions of the Portfolio              19
Risks of investing in the Portfolio                   20
Distribution and performance information              20
Portfolio organization                                21
Transaction information                               23
Shareholder benefits                                  27
Trustees and Officers                                 29
Investment products and services                      30
How to contact Scudder                                31
Purchases                                             32
Exchanges and redemptions                             33
Appendix

Investment objective and policies

Scudder Pathway Series: Balanced Portfolio (the "Portfolio") is one of four professionally managed, diversified portfolios of Scudder Pathway Series (the "Trust"). The Portfolio invests primarily in a select mix of Scudder Funds. The Portfolio's investment objective is to provide investors with a balance of growth and income. It seeks this objective by investing in a mix of money market, bond and equity mutual funds.


The Scudder Funds in which the Portfolio may invest are referred to as the "Underlying Scudder Funds," (see below). Some of these Underlying Scudder Funds are equity mutual funds which invest largely in stocks to achieve growth. Other Underlying Scudder Funds held by the Portfolio are bond mutual funds which primarily seek current income or total return. The portfolio management team for the Portfolio allocates investments based on the outlook of the Fund's investment adviser, Scudder, Stevens & Clark, Inc. (the "Adviser"), for the financial markets, world economies and the relative performance potential of the Underlying Scudder Funds. Under normal market conditions, the Balanced Portfolio will invest 40-70% of total assets in equity mutual funds; 25-60% of total assets in bond mutual funds; and 0-10% of total assets in a money market fund, cash or cash equivalents. If, as a result of appreciation or depreciation, the percentage of the Portfolio's assets invested in the above categories exceeds or is less than the applicable ranges, the Adviser will consider, in its discretion, whether to reallocate the assets of the Portfolio to comply with the stated ranges.


The Portfolio will purchase or sell shares of Underlying Scudder Funds to: (a) accommodate purchases and sales of the Portfolio's shares, (b) change the percentages of the Portfolio's assets invested in each of the Underlying Scudder Funds in response to changing market conditions, and (c) maintain or modify the allocation of the Portfolio's assets in accordance with the investment mix described above. To provide for redemptions or for temporary defensive purposes, the Portfolio may invest without limit in cash or cash equivalents, including repurchase agreements, commercial paper and other types of money market instruments.

 --------------------------------------------------------
 Underlying Scudder Funds in which the Pathway Balanced
 Portfolio may invest
 --------------------------------------------------------
 Equity Mutual Funds


 Scudder Capital Growth Fund
 Scudder Classic Growth Fund
 Scudder Development Fund
 Scudder Emerging Markets Growth Fund
 Scudder Global Discovery Fund
 Scudder Global Fund
 Scudder Gold Fund
 Scudder Growth and Income Fund
 Scudder International Fund
 Scudder Latin America Fund
 Scudder Micro Cap Fund
 Scudder Pacific Opportunities Fund
 Scudder Quality Growth Fund
 Scudder Small Company Value Fund
 Scudder 21st Century Growth Fun
 Scudder Value Fund


Bond Mutual Funds

 Scudder Emerging Markets Income Fund
 Scudder Global Bond Fund
 Scudder GNMA Fund
 Scudder High Yield Bond Fund
 Scudder Income Fund
 Scudder International Bond Fund
 Scudder Short Term Bond Fund


Money Market Fund


 Scudder Cash Investment Trust

Except as otherwise indicated, the Portfolio's investment objective and policies are not fundamental and may be changed without a vote of shareholders. If there is a change in investment objective, shareholders should consider whether the Portfolio remains an appropriate investment in light of their then current financial position and needs.

There can be no assurance that the Portfolio's objective will be met.

For information about the investment objectives of each of the Underlying Scudder Funds, please refer to "Description of the Underlying Funds." For information about purchasing, exchanging or redeeming shares, refer to "Transaction information," "Purchases" and "Exchanges and redemptions."

Why invest in the Portfolio?

The Pathway Series Portfolios are designed for individuals and institutions who prefer to have their asset allocation decisions made by professional money managers, are looking for an appropriate core investment for their retirement portfolio and appreciate the advantages of broad diversification. Scudder Pathway Series: Balanced Portfolio seeks a balance of growth and income by investing in a mix of Scudder Funds that pursue capital appreciation as well as current income. The Balanced Portfolio's assets are carefully allocated among the various mutual funds offered by the Scudder Family of Funds.

Pathway Balanced Portfolio is designed to meet the needs of investors with a time horizon of at least 5-10 years seeking to develop a diversified portfolio offering both growth and income. The Portfolio may be most appropriate for long-term investors planning for retirement, particularly investors in tax-advantaged retirement accounts including IRAs, 401(k) corporate employee savings plans and 403(b) non-profit organization savings plans.

The proliferation of mutual funds over the last several years and the increased responsibilities shouldered by employees for managing their retirement plan assets have left many investors in search of a simple means to manage their long-term investments. With new investment categories emerging each year and with each mutual fund reacting differently to political, economic and business events, many investors are forced to make complex investment decisions with limited experience, time and personal resources.

The Portfolio can serve as a complete investment program or as a core part of a larger portfolio. Pathway Balanced Portfolio invests in a select group of established pure no-load(TM) Underlying Scudder Funds. The allocation of assets within the Portfolio is determined by the Adviser according to fundamental and quantitative analysis. Shifts will be made among Underlying Scudder Funds and asset classes based on the Adviser's then current outlook for the financial markets and the world's economies. Because the Portfolio's assets will be adjusted only periodically and only within the investment ranges described above, there should not be any sudden large-scale changes in the Portfolio's asset allocation. The Portfolio is not designed as a market timing vehicle, but rather as a cost-effective, conservative and simple approach to helping investors meet retirement and other long-term goals.


The Portfolio can invest in a variety of international and global Underlying Scudder Funds and expects to invest some portion of assets in foreign markets. The Adviser believes this commitment to global investment management differentiates Pathway Balanced Portfolio from traditional funds of funds and asset allocation products. Adding an international component to a retirement portfolio can increase diversification and lower volatility, while enhancing and providing the most consistent returns over time.

In addition, the Portfolio offers all the benefits of the Scudder Family of Funds. Scudder, Stevens & Clark, Inc. manages a diverse family of pure no-load(TM) funds and provides a wide range of services to help investors meet their investment needs. Please refer to "Investment products and services" for additional information.

Description of the Underlying Scudder Funds


The following is a concise description of the investment objectives and practices for each of the Underlying Scudder Funds. There can be no assurance that the Underlying Scudder Funds' objectives will be met. Additional information regarding the investment practices of the Underlying Scudder Funds is located in the section entitled "Additional information about policies and investments," in the Appendix to this prospectus, in the sections entitled "The Fund's Investment Objectives and Policies" and "Glossary" in the Statement of Additional Information and in the prospectuses of each of the Underlying Scudder Funds. Prospectuses for the Underlying Scudder Funds may be obtained without charge by writing Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103 or calling 1-800-225-2470. No offer is made in this prospectus of shares of any of the Underlying Scudder Funds.


The following Underlying Scudder Fund is the money market fund in which the Portfolio may invest and will likely serve as the primary cash reserve portion of the Portfolio.


Scudder Cash Investment Trust is a diversified investment company which seeks to maintain stability of capital and, consistent therewith, to maintain liquidity of capital and to provide current income. The Fund seeks to maintain a constant net asset value of $1.00 per share. Shares of the Fund are not insured or guaranteed by the U.S. Government and there can be no assurance that a stable net asset value will be maintained.

The Fund purchases U.S. dollar-denominated money market securities. All of the Fund's portfolio securities must meet certain quality criteria at the time of purchase. Generally, the Fund may purchase only securities which are rated, or issued by a company with comparable securities rated, within the two highest quality rating categories of one or more of the following rating agencies:
Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's ("S&P") and Fitch Investors Service, Inc. ("Fitch") or, if unrated, the credit quality of the security is deemed equivalent, in the opinion of the Adviser, to the rated securities mentioned above. Amendments have been proposed to the federal rules regulating quality, maturity and diversification requirements of money market funds, like the Fund. If the amendments are adopted, the Fund intends to comply with such new requirements.

The maturity of each investment in the Fund's portfolio is 397 calendar days or less, except in the case of U.S. Government securities which may have maturities of up to 762 calendar days. The dollar-weighted average maturity of the Fund's portfolio varies with money market conditions, but is always 90 days or less. As a money market fund with a short-term maturity, the Fund's income fluctuates with changes in interest rates but its price is expected to remain fixed at $1.00 per share.

The following Underlying Scudder Funds are bond mutual funds which primarily seek to provide current income or total return.


Scudder Emerging Markets Income Fund is a non-diversified investment company which seeks to provide high current income. As a secondary objective, the Fund seeks long-term capital appreciation. In pursuing these goals, the Fund invests primarily in high-yielding, high-risk debt securities issued by governments and corporations in emerging markets.

The Fund considers "emerging markets" to include any country that is defined as an emerging or developing economy by any one of the following: International Bank for Reconstruction and Development (i.e., the World Bank), the International Finance Corporation or the United Nations or its authorities.

To reduce currency risk, the Fund invests at least 65% of its assets in U.S. dollar-denominated debt securities. Therefore, no more than 35% of the Fund's assets may be invested in debt securities denominated in foreign currencies.

By focusing on fixed-income instruments issued in emerging markets, the Fund invests predominantly in debt securities that are rated below investment-grade. The Fund may invest up to 5% of its net assets in non-performing securities whose quality is comparable to securities rated as low as D by S&P or C by Moody's. Please refer to the attached Appendix for further information.

The Fund involves above-average bond fund risk and can invest entirely in high yield/high risk bonds. Investments in emerging markets can be volatile. The Fund's share price and yield can fluctuate daily in response to political events, changes in the perceived creditworthiness of emerging nations, fluctuations in interest rates and, to a certain extent, movements in foreign currencies.

Scudder Global Bond Fund is a non-diversified investment company which seeks to provide total return with an emphasis on current income by investing primarily in high-grade bonds denominated in foreign currencies and the U.S. dollar. As a secondary objective, the Fund seeks capital appreciation.

The Fund will invest principally in a managed portfolio of high-grade intermediate- and long-term bonds denominated in the U.S. dollar and foreign currencies, including bonds denominated in the European Currency Unit (ECU). (Intermediate-term bonds generally have maturities between three and eight years, and long-term bonds generally have maturities of greater than eight years.) Portfolio investments will be selected on the basis of, among other things, yields, credit quality, and the fundamental outlooks for currency and interest rate trends in different parts of the globe, taking into account the ability to hedge a degree of currency or local bond price risk. At least 65% of the Fund's investments will consist of high-grade debt securities, which are those rated in one of the three highest rating categories of one of the major U.S. rating services or, if unrated, considered to be of equivalent quality in local currency terms as determined by the Adviser. The Fund may also invest up to 15% of its net assets in debt securities rated BBB by S&P or Baa by Moody's and lower, or unrated securities considered to be of equivalent quality by the Adviser. Securities rated below Baa by Moody's or BBB by S&P are commonly referred to as "junk bonds." The Fund will not invest in any securities rated B or lower.

The Fund may invest in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities; obligations issued or guaranteed by foreign national governments, their agencies, instrumentalities or political subdivisions; and debt securities issued or guaranteed by supranational organizations such as the European Investment Bank, Inter-American Development Bank and The World Bank. The Fund may also invest in non-government securities including corporate debt securities, bank or bank holding company obligations (e.g., certificates of deposit and bankers acceptances), and mortgage and other asset-backed issues.

Scudder GNMA Fund is a diversified investment company which seeks to provide high current income and safety of principal from a portfolio of high quality, U.S. Government guaranteed mortgage-backed securities and U.S. Treasury securities. Under normal conditions, the Fund invests at least 65% of its total assets in mortgage-backed securities issued or guaranteed by the Government National Mortgage Association ("GNMA" or "Ginnie Mae"). Such guarantees are supported by the full faith and credit of the U.S. Government. These guarantees apply only to the timely payment of both principal and interest of the GNMA securities held in the Fund's portfolio. Up to 35% of the Fund's total assets may be held in cash, cash equivalents or invested in securities issued or directly guaranteed by the U.S. Government, including U.S. Treasury bills, notes and bonds.

The market values of the Fund's investments and correspondingly the Fund's share price will vary inversely with changes in prevailing interest rates and in response to other bond market factors, such as changes in the supply and demand for mortgage-backed securities.

Scudder High Yield Bond Fund is a diversified investment company which seeks a high level of current income and, secondarily, capital appreciation through investment primarily in below investment-grade domestic debt securities. In pursuit of its investment objectives, the Fund, under normal market conditions, invests at least 65% of its total assets in high yield, below investment-grade domestic debt securities sometimes referred to as "junk" bonds. Such bonds involve a greater risk of default and price volatility than U.S. Government bonds and other high-quality fixed-income securities. Please refer to the attached Appendix for further information. The Fund defines "domestic debt securities" as securities of companies domiciled in the U.S. or organized under the laws of the U.S. or for which the U.S. trading market is a primary market. The Fund may invest up to 25% of its total assets in foreign securities, including those of emerging markets. The Fund considers "emerging markets" to include any country that is defined as an emerging or developing economy by any one of the International Bank for Reconstruction and Development (i.e., the World Bank), the International Finance Corporation or the United Nations or its authorities. The Fund invests primarily in medium- and long-term fixed- income securities. However, there is no limitation as to weighted average maturity of the Fund's portfolio and no restriction on the maturity of any individual security held in the portfolio.

Scudder Income Fund is a diversified investment company which seeks a high level of income, consistent with the prudent investment of capital, through a flexible investment program emphasizing high-grade bonds.

The Fund invests primarily in a broad range of high-grade, income-producing securities such as corporate bonds and government securities. All bonds purchased by the Fund will be investment-grade bonds. The majority of the Fund's assets are usually invested in intermediate and longer term fixed-income securities. The Fund may invest up to 25% of its assets in bonds rated Baa by Moody's or BBB by S&P, or, if unrated, in bonds of equivalent quality as determined by the Adviser.

Scudder International Bond Fund is a non-diversified investment company which seeks to provide income primarily by investing in a managed portfolio of high-grade debt securities denominated in foreign currencies. As a secondary objective, the Fund seeks protection and possible enhancement of principal value by actively managing currency, bond market and maturity exposure and by security selection.


To achieve its objectives, the Fund primarily invests in a managed portfolio of high-grade debt securities denominated in foreign currencies, including bonds denominated in the European Currency Unit (ECU). Portfolio investments will be selected on the basis of, among other things, yield, credit quality, and the fundamental outlooks for currency and interest rate trends in different parts of the globe, taking into account the ability to hedge a degree of currency or local bond price risk. The Fund will normally invest at least 65% of its total assets in bonds denominated in foreign currencies. The Fund will invest no more than 35% of the value of its total assets in U.S. debt securities. The Fund will invest no more than 15% of its total assets in debt securities rated below investment-grade, but no lower than B.

Please refer to the attached Appendix for further information.

Scudder Short Term Bond Fund is a diversified investment company which seeks to provide a high level of income consistent with a high degree of principal stability by investing primarily in high quality, short-term bonds. The dollar-weighted average effective maturity of the Fund's portfolio may not exceed three years.

The net asset value of the Fund is expected to fluctuate with changes in interest rates and bond market conditions, although this fluctuation should be more moderate than that of a fund with a longer average maturity. The Adviser, however, will attempt to minimize principal fluctuation through, among other things, diversification, credit analysis and security selection, and adjustment of the Fund's average portfolio maturity.


The Fund emphasizes high quality investments. Under normal market conditions, at least 65% of the Fund's net assets will be invested in (1) obligations of the U.S. Government, its agencies or instrumentalities, and (2) debt securities rated, at the time of purchase, in one of the two highest categories of S&P or Moody's.


In addition, the Fund will not invest in any debt security rated at the time of purchase below investment-grade.

The following Underlying Scudder Fund is an equity mutual fund which seeks a combination of income and growth of capital.

Scudder Growth and Income Fund is a diversified investment company which seeks long-term growth of capital, current income and growth of income. The Fund attempts to achieve its investment objective by investing primarily in dividend-paying common stocks, preferred stocks and securities convertible into common stocks of companies with long-standing records of earnings growth. The Fund may also purchase securities which do not pay current dividends but which offer prospects for growth of capital and future income. Convertible securities (which may be current coupon or zero coupon securities) are bonds, notes, debentures, preferred stocks and other securities which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The Fund may also invest in nonconvertible preferred stocks consistent with its objective.

The following Underlying Scudder Funds are equity mutual funds which seek long-term growth of capital.

Scudder Capital Growth Fund is a diversified investment company which seeks to maximize long-term capital growth through a broad and flexible investment program. The Fund invests in marketable securities, principally common stocks and, consistent with its objective of long-term capital growth, preferred stocks. The Fund is free to invest in a wide range of marketable securities which the Adviser believes offer the potential for long-term, above-average growth. The Fund looks for companies whose securities appear to present a favorable relationship between market price and opportunity. These may include securities of companies whose fundamentals or products may be of only average promise. The Fund may invest up to 20% of its net assets in debt securities when management anticipates that the capital appreciation on debt securities is likely to equal or exceed the capital appreciation on common stocks over a selected time, such as during periods of unusually high interest rates. Such debt securities may be rated below investment-grade, or of equivalent quality as determined by the Adviser. However, the Fund will invest no more than 10% of its net assets in securities rated B or lower.

Scudder Classic Growth Fund is a diversified investment company which seeks to provide long-term growth of capital and to keep the value of its shares more stable than other growth mutual funds.

Under normal market conditions, the Fund invests primarily in a diversified portfolio of common stocks which the Adviser believes offers above-average appreciation potential yet, as a portfolio, offers the potential for less share price volatility than other growth mutual funds.

In seeking such investments, the Adviser focuses its investment in high quality, medium-to-large sized U.S. companies with leading competitive positions.

The Fund allocates its investments widely among different industries and companies, and adjusts its portfolio securities based on long-term investment considerations as opposed to short-term trading. While the Fund emphasizes U.S. investments, it can commit a portion of assets to the equity securities of foreign growth companies that meet the criteria applicable to domestic investments.

The Fund can purchase other types of equity securities including securities convertible into common stocks, preferred stocks, rights and warrants. The Fund may invest up to 20% of its net assets in debt securities when the Adviser anticipates that the capital appreciation on debt securities is likely to equal or exceed the capital appreciation on common stocks over a selected time, such as during periods of unusually high interest rates.

Scudder Development Fund is a diversified investment company which seeks long-term growth of capital by investing primarily in securities of emerging growth companies. The Fund generally invests in equity securities, including common stocks and convertible securities, of relatively small or little-known companies, commonly referred to as emerging growth companies, that the Adviser believes have above-average earnings growth potential and/or may receive greater market recognition.

To help reduce risk, the Fund allocates its investments among many companies and different industries. In selecting industries and companies for investment, the Adviser will consider overall growth prospects, financial condition, competitive position, technology, research and development, productivity, labor costs, raw material costs and sources, profit margins, return on investment, structural changes in local economies, capital resources, the degree of governmental regulation or deregulation, management and other factors.

While the Fund generally emphasizes investments in companies domiciled in the U.S., it may invest in listed and unlisted foreign securities that meet the same criteria as the Fund's domestic holdings when the anticipated performance of foreign securities is believed by the Adviser to offer equal or more potential than domestic alternatives in keeping with the investment objective of the Fund. However, the Fund has no current intention of investing more than 20% of its net assets in foreign securities.

Scudder Emerging Markets Growth Fund is a non-diversified investment company which seeks long-term growth of capital primarily through equity investment in emerging markets around the globe. The Fund will invest in the Asia-Pacific region, Latin America, less developed nations in Europe, the Middle East and Africa, focusing investments in countries and regions where there appear to be the best value and appreciation potential, subject to considerations of portfolio diversification and liquidity. At least 65% of the Fund's total assets will be invested in the equity securities of emerging market issuers. The Fund considers "emerging markets" to include any country that is defined as an emerging or developing economy by any one of the International Bank for Reconstruction and Development (i.e., the World Bank), the International Finance Corporation or the United Nations or its authorities. The Fund intends to allocate its investments among at least three countries at all times, and does not expect to concentrate in any particular industry. The Fund deems an issuer to be located in an emerging market if:

o    the issuer is organized under the laws of an emerging market country;

o    the issuer's principal securities trading market is in an emerging market;
     or

o at least 50% of the issuer's non-current assets, capitalization, gross revenue or profit in any one of the two most recent fiscal years is derived (directly or indirectly through subsidiaries) from assets or activities located in emerging markets.

The Fund's equity investments are common stock, preferred stock (either convertible or non-convertible), depository receipts and warrants. Equity securities may also be purchased through rights. Securities may be listed on securities exchanges, traded over-the-counter, or have no organized market. The Fund may invest in illiquid securities.

The Fund may invest up to 35% of its total assets in emerging market and domestic debt securities if the Adviser determines that the capital appreciation of debt securities is likely to equal or exceed the capital appreciation of equity securities. Under normal market conditions, the Fund may invest up to 35% of its assets in equity securities of issuers in the U.S. and other developed markets.

Scudder Global Discovery Fund is a diversified investment company which seeks above-average capital appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world.

In pursuit of its objective, the Fund generally invests in small, rapidly growing companies which offer the potential for above-average returns relative to larger companies, yet are frequently overlooked and thus undervalued by the market. The Fund has the flexibility to invest in any region of the world. It can invest in companies based in emerging markets, typically the Far East, Latin America and lesser developed countries in Europe, as well as in firms operating in developed economies, such as those of the United States, Japan and Western Europe.

Under normal circumstances, the Fund invests at least 65% of its total assets in the equity securities of small companies. While the Adviser believes that smaller, lesser-known companies can offer greater growth potential than larger, more established firms, the former also involve greater risk and price volatility. To help reduce risk, the Fund expects, under normal market conditions, to diversify its portfolio widely by company, industry and country. The Fund intends to allocate investments among at least three countries at all times, one of which may be the U.S. The Fund invests primarily in companies whose individual equity market capitalization would place them in the same size range as companies in approximately the lowest 20% of world market capitalization as represented by the Salomon Brothers Broad Market Index, an index comprised of equity securities of more than 6,500 small-, medium- and large-sized companies based in 22 markets around the globe. Based on this policy, the companies held by the Fund typically will have individual equity market capitalizations of between approximately $50 million and $2 billion (although the Fund will be free to invest in smaller capitalization issues that satisfy the Fund's size standard). Furthermore, the median market capitalization of the companies in which the Fund invests will not exceed $750 million.

The Fund may invest up to 35% of its total assets in equity securities of larger companies located throughout the world and in investment-grade debt securities if the Adviser determines that the capital appreciation of debt securities is likely to exceed the capital appreciation of equity securities. The Fund may invest up to 5% of its net assets in debt securities rated below investment-grade.

Scudder Global Fund is a diversified investment company which seeks long-term growth of capital through a diversified portfolio of marketable securities, primarily equity securities, including common stocks, preferred stocks and debt securities convertible into common stocks. The Fund invests on a worldwide basis in equity securities of companies which are incorporated in the U.S. or in foreign countries. It also may invest in the debt securities of U.S. and foreign issuers.

The Fund will be invested usually in securities of issuers located in at least three countries, one of which may be the U.S. It is expected that investments will include companies of varying size as measured by assets, sales or capitalization. The Fund generally invests in equity securities of established companies listed on U.S. or foreign securities exchanges, but also may invest in securities traded over-the-counter. It also may invest in debt securities convertible into common stock, convertible and non-convertible preferred stock, and fixed-income securities of governments, government agencies, supranational agencies and companies when the Adviser believes the potential for appreciation will equal or exceed that available from investments in equity securities. These debt and fixed-income securities will be investment-grade, except that the Fund may invest up to 5% of its total assets in debt securities rated below investment-grade.

Scudder Gold Fund is a non-diversified investment company which seeks maximum return (principal change and income) consistent with investing in a portfolio of gold-related equity securities and gold.

The Fund pursues its objective primarily through a portfolio of gold-related investments. Under normal market conditions, at least 65% of the Fund's total assets will be invested in (1) equity securities (defined as common stock, investment-grade preferred stock and debt securities that are convertible into or exchangeable for common stock) of U.S. and foreign companies primarily engaged in the exploration, mining, fabrication, processing or distribution of gold, (2) gold bullion, and (3) gold coins. A company will be considered "primarily engaged" in a business or an activity if it devotes or derives at least 50% of its assets, revenues and/or operating earnings from that business or activity. The remaining 35% of the Fund's assets may be invested in any precious metals other than gold; in equity securities of companies engaged in activities primarily relating to precious metals and minerals other than gold; in investment-grade debt securities, including zero coupon bonds, of companies engaged in activities relating to gold or other precious metals and minerals; warrants; and in certain debt securities, a portion of the return on which is indexed to the price of precious metals. In addition, the Fund may invest in Strategic Transactions and to a limited extent, may invest in illiquid and restricted securities.


Up to 10% of the Fund's total assets may be invested directly in gold, silver, platinum and palladium bullion and in gold and silver coins. In addition, the Fund's assets may be invested in wholly owned subsidiaries of the Scudder Mutual Funds, Inc., of which the Fund is a series, that invest in gold, silver, platinum and palladium bullion and in gold and silver coins.


Scudder International Fund is a diversified investment company which seeks long-term growth of capital primarily through a diversified portfolio of marketable foreign equity securities. The Fund invests in companies, wherever organized, which do business primarily outside the United States. The Fund intends to diversify investments among several countries and to have represented in the portfolio, in substantial proportions, business activities in not less than three different countries. The Fund does not intend to concentrate investments in any particular industry.

The Fund's investments are generally denominated in foreign currencies. The strength or weakness of the U.S. dollar against these currencies is responsible for part of the Fund's investment performance.

The Fund may invest up to 20% of its total assets in investment-grade debt securities except that the Fund may not invest more than 5% of its total assets in debt securities which are rated below investment-grade.

Scudder Latin America Fund is a non-diversified investment company which seeks to provide long-term capital appreciation through investment primarily in the securities of Latin American issuers.

The Fund involves above-average investment risk. The Fund seeks to benefit from economic and political trends emerging throughout Latin America. These trends are supported by governmental initiatives designed to promote freer trade and market-oriented economies. The Adviser believes that efforts by Latin American countries to, among other things, reduce government spending and deficits, control inflation, lower trade barriers, stabilize currency exchange rates, increase foreign and domestic investment and privatize state-owned companies, will set the stage for attractive investment returns over time.

At least 65% of the Fund's total assets will be invested in the securities of Latin American issuers, and 50% of the Fund's total assets will be invested in Latin American equity securities. To meet its objective to provide long-term capital appreciation, the Fund normally invests at least 65% of its total assets in equity securities. The Fund considers Latin American countries to include Mexico, Central America, South America and the Spanish-speaking islands of the Caribbean. The Fund defines securities of Latin American issuers as follows:

o Securities of companies organized under the laws of a Latin American country or for which the principal securities trading market is in Latin America;

o Securities issued or guaranteed by the government of a country in Latin America, its agencies or instrumentalities, political subdivisions or the central bank of such country;

o Securities of companies, wherever organized, when at least 50% of an issuer's non-current assets, capitalization, gross revenue or profit in any one of the two most recent fiscal years represents (directly or indirectly through subsidiaries) assets or activities located in Latin America; or

o Securities of Latin American issuers, as defined above, in the form of depositary shares.

The Fund may invest in debt securities when management anticipates that the potential for capital appreciation is likely to equal or exceed that of equity securities, and which are unrated, rated or the equivalent of those rated below investment-grade although the Fund will not invest more than 10% of its net assets in securities rated B or lower by Moody's and S&P and may invest in securities rated C by Moody's or D by S&P. Please refer to the attached Appendix for further information.

Scudder Micro Cap Fund is a diversified investment company which seeks long-term growth of capital by investing primarily in a diversified portfolio of U.S. micro-capitalization ("micro-cap") common stocks.

The Fund seeks to provide long-term growth of capital by investing, under normal market conditions, at least 80% of its assets in common stocks issued by U.S. micro-cap companies. The Fund will typically invest in companies that, at the time of purchase, are smaller than the smallest stocks in the Russell 2000 Index at its annual reconstitution. The median market capitalization (i.e., current stock price times shares outstanding) of the portfolio is not expected to exceed $125 million.

While the Fund invests predominantly in common stocks, it can purchase other types of securities, including preferred stocks, convertible or non-convertible securities, rights and warrants. Securities may be listed on national exchanges or traded over-the-counter. The Fund may invest up to 20% of its assets in U.S. Treasuries, agency and instrumentality obligations, may enter into repurchase agreements and may engage in strategic transactions to increase stock market participation, enhance liquidity and manage transaction costs.

Scudder Pacific Opportunities Fund is a non-diversified investment company which seeks long-term growth of capital through investment primarily in the equity securities of Pacific Basin companies, excluding Japan.

The Fund invests, under normal market conditions, at least 65% of its assets in the equity securities of Pacific Basin companies. Pacific Basin countries include Australia, the Peoples Republic of China, India, Indonesia, Malaysia, New Zealand, the Philippines, Sri Lanka, Pakistan and Thailand, as well as Hong Kong, Singapore, South Korea and Taiwan--the so-called "four tigers." The Fund may invest in other countries in the Pacific Basin when their markets become sufficiently developed. The Fund will not, however, invest in Japanese securities. The Fund intends to allocate investments among at least three countries at all times and does not expect to concentrate investments in any particular industry. The Fund defines securities of Pacific Basin companies as follows:

o Securities of companies organized under the laws of a Pacific Basin country or for which the principal securities trading market is in the Pacific Basin; or

o Securities of companies, wherever organized, when at least 50% of a company's non-current assets, capitalization, gross revenue or profit in any one of the two most recent fiscal years represents (directly or indirectly through subsidiaries) assets or activities located in the Pacific Basin.

Under normal market conditions, the Fund may invest up to 35% of its assets in equity securities of U.S. and other non-Pacific Basin issuers (excluding Japan). The Fund may invest up to 35% of its total assets in foreign and domestic high-grade debt securities if the Adviser determines that the capital appreciation of debt securities is likely to equal or exceed the capital appreciation of equity securities.

Scudder Quality Growth Fund is a diversified investment company which seeks to provide long-term growth of capital through investment primarily in the equity securities of seasoned, financially-strong U.S. growth companies.

The Fund's equity investments consist of common stocks, preferred stocks and securities convertible into common stocks of companies which are of above-average financial quality and offer the prospect for above-average growth in earnings, cash flow or assets relative to the overall market as defined by the Standard & Poor's 500 Composite Price Index ("S&P 500").

The Fund invests at least 65% of its total assets in the equity securities of seasoned, financially- strong U.S. growth companies which are considered to be of above-average financial quality. The common stocks issued by these companies qualify, at the time of purchase, for one of the three highest equity ranking categories (A+, A or A-) of S&P or, if not ranked by S&P, are judged to be of comparable quality by the Adviser. Rankings by S&P are not an appraisal of a company's creditworthiness, as is true for S&P's debt security ratings, nor are these rankings intended as a forecast of future stock market performance. In addition to using S&P rankings of earnings and dividends of common stocks, the Adviser conducts its own analysis of a company's history, current financial position, and earnings prospects.

The Fund allocates its investments among different industries and companies, and adjusts its portfolio securities based on long-term investment considerations as opposed to short-term trading. While the Fund emphasizes U.S. investments, it can commit a portion of assets to the equity securities of foreign growth companies which meet the criteria applicable to domestic investments. The Fund may invest in convertible securities which must be investment-grade.

Scudder Small Company Value Fund is a diversified investment company which invests for long-term growth of capital by seeking out undervalued stocks of small U.S. companies. In pursuit of long-term growth of capital, the Fund invests, under normal circumstances, at least 80% of its assets in the common stock of small U.S. companies. The Fund will invest in securities of companies that are similar in size to those in the Russell 2000(R) Index of small stocks. The median market capitalization (i.e., current stock price times shares outstanding) of the portfolio will be below $500 million. The Fund may continue to hold securities which have grown in market capitalization above the Russell 2000(R) Index, but will generally not add to these holdings.

Companies represented in the portfolio of the Fund typically have the following characteristics:

o Attractive valuations relative to the Russell 2000 Index--a widely used benchmark of small stock performance--based on measures such as price to earnings, price to book value and price to cash flow ratios.

o    Favorable trends in earnings growth rates and stock price momentum.

While the Fund invests predominantly in common stocks, it can purchase other types of equity securities including preferred stocks (either convertible or nonconvertible), rights and warrants. Securities may be listed on national exchanges or, more commonly, traded over-the-counter. The Fund may invest up to 20% of its assets in U.S. Treasury, agency and instrumentality obligations, may enter into repurchase agreements and may engage in strategic transactions, using such derivatives contracts as index options and futures, to increase stock market participation, enhance liquidity and manage transaction costs.

Scudder 21st Century Growth Fund is a diversified investment company which seeks long-term growth of capital by investing primarily in the securities of emerging growth companies poised to be leaders in the 21st century.

The Fund generally invests in equity securities, including common stocks and convertible securities, of relatively small or little-known companies, commonly referred to as emerging growth companies, with market capitalization typically below $750 million. The Adviser believes these companies are well-positioned for above-average earnings growth and/or greater market recognition. Such favorable prospects may be a result of new or innovative products or services a given company is developing or provides, products or services that have the potential to impact significantly the industry in which the company competes or to change dramatically customer behavior into the 21st century.

To help reduce risk in its search for high quality, emerging growth companies, the Adviser allocates the Fund's investments among many companies and different industries in the U. S. and, where opportunity warrants, abroad as well. Emerging growth companies are those with the ability, in the Adviser's opinion, to expand earnings per share by at least 15% per annum over the next three to five years at a minimum.

Scudder Value Fund is a diversified investment company which seeks long-term growth of capital through investment in undervalued equity securities. The Fund invests primarily in the equity securities of medium- to large-sized domestic companies with annual revenues or market capitalization of at least $600 million. The Adviser uses in-depth fundamental research and a proprietary computerized quantitative model to identify companies that are currently undervalued in relation to current and estimated future earnings and dividends. The investment process also involves an assessment of business risk, including the Adviser's analysis of the strength of a company's balance sheet, the accounting practices a company follows, the volatility of a company's earnings over time, and the vulnerability of earnings to changes in external factors, such as the general economy, the competitive environment, governmental action, and technological change. The Fund invests in the securities of companies that, in the opinion of its Adviser, are undervalued in the marketplace in relation to current and estimated future earnings and dividends. These companies generally sell at price-earnings ratios below the market average, as defined by the S&P
500. The Fund invests at least 80% of its assets in equity securities, which consist of common stocks, preferred stocks and securities convertible into common stocks.

While the Fund emphasizes U.S. investments, it can invest its assets in securities of foreign companies which meet the same criteria applicable to domestic investments. The Fund may invest up to 20% of its total assets in debt obligations, including zero coupon securities, may enter into repurchase agreements and may also engage in strategic transactions for hedging purposes and to seek to increase gain.

The debt securities in which the Fund may invest may be rated below investment-grade, although the Fund will invest no more than 10% of its net assets in securities rated B or lower by S&P or Moody's, and may not invest more than 5% of its net assets in securities rated C by Moody's or D by S&P. Please refer to the attached Appendix for further information.

Information about policies, investments and risks

In pursuing their investment objectives, each of the Underlying Scudder Funds is permitted to engage in a wide range of investment policies. The Underlying Scudder Funds' risks are determined by the nature of the securities held and the portfolio management strategies used by the Adviser. Certain of these policies are described below. Further information about the Underlying Scudder Funds is contained in the Appendix to this prospectus, and in the Statement of Additional Information. Also, detailed information is presented in the prospectuses of such funds.

Foreign securities. Each Underlying Scudder Fund (except Scudder Cash Investment Trust and Scudder GNMA Fund) may invest in foreign securities. Investments in foreign securities involve special considerations due to more limited information, higher brokerage costs, different accounting standards, thinner trading markets and the likely impact of foreign taxes on the income from securities. They may also entail certain other risks, such as the possibility of one or more of the following: imposition of dividend or interest withholding or confiscatory taxes; currency blockages or transfer restrictions; expropriation, nationalization or other adverse political or economic developments; less government supervision and regulation of securities exchanges, brokers and listed companies; and the difficulty of enforcing obligations in other countries. Purchases of foreign securities are usually made in foreign currencies and, as a result, an Underlying Scudder Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar. Further, it may be more difficult for an Underlying Scudder Fund's agents to keep currently informed about corporate actions which may affect the prices of portfolio securities.

Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Certain markets may require payment for securities before delivery. An Underlying Scudder Fund's ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets. These risks are greater in emerging markets.

Debt securities. In general, the prices of debt securities rise when interest rates fall, and vice versa. This effect is usually more pronounced for longer-term debt securities.

The debt securities in which certain of the Underlying Scudder Funds may invest are rated, or determined by the Adviser to be the equivalent of those rated, by two nationally recognized rating organizations, Moody's and S&P. High quality securities are those rated in the two highest categories by Moody's (Aaa or Aa) or S&P (AAA or AA). High-grade securities are those rated in the three highest categories by Moody's (Aaa, Aa, or A) or by S&P (AAA, AA, or A). Investment-grade securities are those rated in the four highest categories by Moody's (Aaa, Aa, A, or Baa) or by S&P (AAA, AA, A or BBB).

Certain Underlying Scudder Funds may invest in debt securities which are rated below investment-grade; that is, rated below Baa by Moody's or BBB by S&P (commonly referred to as "junk bonds"). The lower the ratings of such debt securities, the greater their risks render them like equity securities. Moody's considers bonds it rates Baa to have speculative elements as well as investment-grade characteristics. Certain Underlying Scudder Funds may also make a portion of their below investment-grade investments in securities which are rated D by S&P or, if unrated, are of equivalent quality. Securities rated D may be in default with respect to payment of principal or interest. Additional information regarding the ratings of debt securities and the identity of those Underlying Scudder Funds that can invest in investment-grade or below investment-grade debt securities may be found in the section entitled "Description of the Underlying Scudder Funds" and in the Appendix to this prospectus.

To the extent an Underlying Scudder Fund invests in high-grade securities, it will be unable to avail itself of opportunities for higher income which may be available with lower grade investments. Conversely, although some lower-grade securities have produced higher yields in the past than the investment-grade securities, lower-grade securities are considered to be predominantly speculative and, therefore, carry greater risk. Please refer to the attached Appendix for further information.

Strategic Transactions and derivatives. Each Underlying Scudder Fund (except for Scudder Cash Investment Trust) may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements), to manage the effective maturity or duration of fixed-income securities in each Underlying Scudder Fund's portfolio or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

In the course of pursuing these investment strategies, each Underlying Scudder Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions"). Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of an Underlying Scudder Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes.

Strategic Transactions have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to an Underlying Scudder Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation an Underlying Scudder Fund can realize on its investments or cause an Underlying Scudder Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Underlying Scudder Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of an Underlying Scudder Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of an Underlying Scudder Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, an Underlying Scudder Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures contracts and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. The Strategic Transactions that an Underlying Scudder Fund may use and some of their risks are described more fully in Pathway Series' Statement of Additional Information and the Statement of Additional Information of certain Underlying Scudder Funds.

Investment restrictions of the Portfolio

The Portfolio has adopted certain fundamental policies which may not be changed without a vote of shareholders and which are designed to reduce the Portfolio's investment risk. The Portfolio may not borrow money except as a temporary measure for extraordinary or emergency purposes, or through reverse repurchase agreements and may not make loans except through the purchase of portfolio securities or through repurchase agreements. A complete description of these and other policies and restrictions is contained under "Investment Restrictions" in the Portfolio's Statement of Additional Information.

  Risks of investing in the Portfolio

The Portfolio's risks are determined by the nature of the securities held by the Underlying Scudder Funds as well as the proportion of investment in each Underlying Scudder Fund pursuant to the portfolio management strategies used by the Adviser. The following are descriptions of certain risks related to investments in the Portfolio.

o As the investments in the Portfolio are concentrated within a group of Underlying Scudder Funds, the performance of the Portfolio is directly related to the investment performance of those Underlying Scudder Funds. The ability of the Portfolio to meet its investment objective is directly related to the ability of the Underlying Scudder Funds to meet their objectives as well as the allocation among those Underlying Scudder Funds by the Portfolio's portfolio management team.

o The Portfolio's share price will fluctuate in response to various market and economic factors related to both the stock and bond markets. Certain of the Underlying Scudder Funds invest in debt securities making them subject to credit risk, interest rate risk and pre-payment risk. Also, the Portfolio invests in Underlying Scudder Funds that are in turn invested in international securities and thus are subject to additional risks of these investments including changes in foreign currency exchange rates and political risk.

For information about the investment techniques and the risks involved in the Underlying Scudder Funds, please refer to "Additional Information about policies, investments and risks" and the Appendix to this prospectus.

Distribution and performance information

The Portfolio intends to distribute dividends from net investment income quarterly in April, July, October and December. The Portfolio intends to distribute net realized capital gains, if any, in November or December to prevent application of federal excise tax, although an additional distribution may be made within three months of the Portfolio's fiscal year end, if necessary. Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared.

According to preference, shareholders may receive distributions in cash or have them reinvested in additional shares of the Portfolio. If an investment in the Portfolio is in the form of a retirement plan, then all distributions will automatically be reinvested in additional shares of the Portfolio.

Generally, dividends from net investment income are taxable to shareholders as ordinary income. Long-term capital gains distributions, if any, are taxable as long-term capital gains for federal income tax purposes, regardless of the length of time shareholders have owned their shares.

Short-term capital gains and any other taxable income distributions are taxable as ordinary income. Distributions received by the Portfolio from an Underlying Scudder Fund generally will be ordinary income dividends, includible in the Portfolio's net investment income, if paid from the Underlying Scudder Fund's net investment income, short-term capital gains or other taxable income. Distributions paid from an Underlying Scudder Fund's long-term capital gains, however, generally will be treated by the Portfolio as long-term capital gains for federal income tax purposes, regardless of how long the Portfolio held the Underlying Scudder Fund's shares.

The Portfolio sends detailed tax information to shareholders about the amount and type of its distributions by January 31 of the following year. It is anticipated that the Portfolio's turnover rate will not exceed 50% for the initial fiscal year.

Performance information


From time to time, quotations of the Portfolio's performance may be included in advertisements, sales literature, or shareholder reports. All performance figures are historical, show the performance of a hypothetical investment and are not intended to indicate future performance. The "SEC yield" of the Fund is an annualized expression of the net income generated by the Fund over a specified 30-day (one month) period, as a percentage of the Fund's share price on the last day of that period. This yield is calculated according to methods required by the Securities and Exchange Commission (the "SEC"), and therefore may not equate to the level of income paid to shareholders. Yield is expressed as an annualized percentage. "Total return" is the change in value of an investment in the Portfolio for a specified period. The "average annual total return" of the Portfolio is the average annual compound rate of return of an investment in the Portfolio assuming the investment has been held for one year, and the life of the Portfolio as of a stated ending date. "Cumulative total return" represents the cumulative change in value of an investment in the Portfolio for various periods. Total return calculations assume that all dividends and capital gains distributions during the period were reinvested in shares of the Portfolio. "Capital change" measures return from capital, including reinvestment of any capital gains distributions but does not include the reinvestment of dividends.


Performance will vary based upon, among other things, changes in market conditions and the level of the Underlying Scudder Funds' expenses.


Provided below are performance figures for the Scudder Managed Retirement Trust-Balanced (the "MRT/Balanced"), a collective investment trust for defined contribution plans offered by Scudder Trust Company, an affiliate of the Adviser. MRT/Balanced invests its assets within the Scudder Family of Funds and has the same investment adviser, same lead portfolio manager and substantially similar investment objectives, policies and strategies as the Portfolio. The MRT/Balanced imposes a trustee fee and an audit fee at the trust level. The following performance figures are not necessarily indicative of the future performance of the Portfolio.


         Average Annual Total Return for periods ended October 31, 1996

            1 Year              3 Years           Life of Fund
            3.89%               9.51%               10.89%*

* For the period beginning August 31, 1991.

Portfolio organization

Scudder Pathway Series (the "Trust") is a diversified, open-end management investment company, commonly referred to as a "mutual fund," registered under the Investment Company Act of 1940 (the "1940 Act"). The Trust was organized as a Massachusetts business trust on July 1, 1994.

The Trust offers four portfolios: Conservative Portfolio, Balanced Portfolio, Growth Portfolio and International Portfolio. The Declaration of Trust provides that each Portfolio can offer additional classes of shares and the Board of Trustees has the ability to offer additional portfolios. Each Portfolio represents a separate series of shares and has different objectives and investment policies. Each Portfolio intends to qualify separately as a regulated investment company for the purposes of Subchapter M of the Internal Revenue Code.

The Portfolio's activities are supervised by its Board of Trustees. Shareholders have one vote for each share held on matters on which they are entitled to vote. The Portfolio is not required to hold, and has no current intention of holding, annual shareholder meetings, although special meetings may be called for purposes such as electing or removing Trustees, changing fundamental investment policies or approving an investment management contract.

Special Servicing Agreement

All the expenses of the Portfolio will be paid for in accordance with a Special Servicing Agreement (the "Agreement") entered into by the Adviser, the Underlying Scudder Funds, Scudder Service Corporation, Scudder Fund Accounting Corporation, Scudder Investor Services, Inc., Scudder Trust Company and the Portfolio. Under the Agreement, the Adviser will arrange for all services pertaining to the operation of the Portfolio including the services of Scudder Service Corporation and Scudder Fund Accounting Corporation as the Shareholder Servicing Agent and the Accounting Agent, respectively, for the Portfolio. If the officers of an Underlying Scudder Fund determine that the aggregate expenses of the Portfolio are less than the estimated savings to the Underlying Scudder Fund from the operation of the Portfolio, the Underlying Scudder Fund will bear those expenses in proportion to the average daily value of its shares owned by the Portfolio. Consequently, no Underlying Scudder Fund will be expected to carry expenses that are in excess of the estimated savings to it. The estimated savings are expected to result from the reduction of shareholder servicing costs due to the elimination of separate shareholder accounts which either currently are or have potential to be invested in the Underlying Scudder Funds. The estimated savings produced by the operation of the Portfolio will most likely suffice to offset most, if not all, the expenses incurred by the Portfolio.

In the event that the aggregate financial benefits to the Underlying Scudder Funds do not exceed the costs of the Portfolio, the Adviser will pay, on behalf of the Portfolio, that portion of costs determined to be greater than the benefits.

All expenses of the Portfolio, excluding certain non-recurring and extraordinary expenses, will be paid for in accordance with the Agreement, including fees and expenses incurred in connection with membership in investment company organizations; fees and expenses of the Portfolio's accounting agent; brokers' commissions; legal, auditing and accounting expenses; taxes and governmental fees; the fees and expenses of the transfer agent; the expenses of and the fees for registering or qualifying securities for sale; the fees and expenses of Trustees, officers and employees of the Portfolio who are not affiliated with the Adviser; the cost of printing and distributing reports and notices to shareholders; and the fees and disbursements of custodians.

Certain Underlying Scudder Funds impose a fee upon the redemption or exchange of shares held less than one year. The fees, which range between 1% and 2% of the net asset value of the shares being redeemed or exchanged, are assessed and retained by the Underlying Scudder Funds for the benefit of the remaining shareholders. The fee is intended to encourage long-term investment in the Fund. The fee is not a deferred sales charge, is not a commission paid to the Adviser of its subsidiary and does not benefit the Adviser in any way. The Fund reserves the right to modify the terms of or terminate this fee at any time. As a shareholder of such Underlying Scudder Funds, the Portfolio will be subject to such fees. Under normal market conditions, the Portfolio will seek to avoid taking action that would result in the imposition of such a fee. However, in the event that a fee is incurred, the net assets of the Portfolio would be reduced by the amount of such fees that are assessed and retained by the Underlying Scudder Funds for the benefit of their shareholders.

Investment adviser

The Portfolio retains the investment management firm of Scudder, Stevens & Clark, Inc., a Delaware corporation, to manage the Portfolio's daily investment and business affairs subject to the policies established by the Board of Trustees. The Trustees have overall responsibility for the management of the Trust under Massachusetts law.

Scudder, Stevens & Clark, Inc. is located at Two International Place, Boston, Massachusetts.

Transfer agent

Scudder Service Corporation, P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Adviser, is the transfer, shareholder servicing and dividend-paying agent for the Portfolio.

Underwriter

Scudder Investor Services, Inc., a subsidiary of the Adviser, is the Portfolio's principal underwriter. Scudder Investor Services, Inc. confirms, as agent, all purchases of shares of the Portfolio. Scudder Investor Relations is a telephone information service provided by Scudder Investor Services, Inc.

Accounting agent

Scudder Fund Accounting Corporation, a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the general accounting records of the Portfolio.

Custodian

State Street Bank and Trust Company is the custodian for the Portfolio.

Transaction information

For concise instruction on how to purchase, exchange or redeem shares, refer to pages 32 and 33.

Purchasing shares

Purchases are executed at the next calculated net asset value per share after the Portfolio's transfer agent receives the purchase request in good order. Purchases are made in full and fractional shares. (See "Share price.")

By check. If you purchase shares with a check that does not clear, your purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. Checks must be drawn on or payable through a U.S. bank. If you purchase shares by check and redeem them within seven business days of purchase, the Portfolio may hold redemption proceeds until the purchase check has cleared. If you purchase shares by federal funds wire, you may avoid this delay.

Redemption requests by telephone prior to the expiration of the seven-day period will not be accepted.

By wire. To open a new account by wire, first call Scudder at 1-800-225-5163 to obtain an account number. A representative will instruct you to send a completed, signed application to the transfer agent. Accounts cannot be opened without a completed, signed application and the Portfolio account number. Contact your bank to arrange a wire transfer to:

The Scudder Funds
State Street Bank and Trust Company
Boston, MA 02101
ABA Number 011000028
DDA Account 9903-5552

Your wire instructions must also include:

-- the name of the Portfolio in which the money is to be invested, -- the account number of the Portfolio, and -- the name(s) of the account holder(s).

The account will be established once the application and money order are received in good order.You may also make additional investments of $100 or more to your existing account by wire.

By telephone order. Existing shareholders may purchase shares at a certain day's price by calling 1-800-225-5163 before the close of regular trading on the New York Stock Exchange (the "Exchange"), normally 4 p.m. eastern time, on that day. Orders must be for $10,000 or more and cannot be for an amount greater than four times the value of your account at the time the order is placed. A confirmation with complete purchase information is sent shortly after your order is received. You must include with your payment the order number given at the time the order is placed. If payment by check or wire is not received within three business days, the order is subject to cancellation and the shareholder will be responsible for any loss to the Portfolio resulting from this cancellation. Telephone orders are not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

By "AutoBuy." If you elected "AutoBuy" for your account, you can call toll-free to purchase shares.

The money will be automatically transferred from your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "AutoBuy," call 1-800-225-5163 for more information.

To purchase additional shares, call 1-800-225-5163. Purchases must be for at least $250 but not more than $250,000. Proceeds in the amount of your purchase will be transferred from your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. "AutoBuy" requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day.

If you purchase shares by "AutoBuy" and redeem them within seven days of the purchase, the Portfolio may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account, the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. "AutoBuy" transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

By exchange. Your new account will have the same registration and address as your existing account.

The exchange requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. Please call 1-800-225-5163 for more information, including information about the transfer of special account features.

You can also make exchanges on SAIL, the Scudder Automated Information Line, by calling 1-800-343-2890.

Redeeming shares

The Portfolio allows you to redeem shares (i.e., sell them back to the Portfolio) without redemption fees.

By telephone. This is the quickest and easiest way to sell Portfolio shares. If you elected telephone redemption to your bank on your application, you can call to request that federal funds be sent to your authorized bank account. If you did not elect telephone redemption to your bank on your application, call 1-800-225-5163 for more information.

Redemption proceeds will be wired to your bank unless otherwise requested. If your bank cannot receive federal reserve wires, redemption proceeds will be mailed to your bank. There will be a $5 charge for all wire redemptions.

You can also make redemptions on SAIL by calling 1-800-343-2890.

If you open an account by wire, you cannot redeem shares by telephone until the Portfolio's transfer agent has received your completed and signed application. Telephone redemption is not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

In the event that you are unable to reach the Portfolio by telephone, you should write to the Portfolio; see "How to contact Scudder" for the address.

By "AutoSell." If you elected "AutoSell" for your account, you can call toll-free to redeem shares. The money will be automatically transferred to your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "AutoSell," call 1-800-225-5163 for more information.

To redeem shares, call 1-800-225-5163. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. "AutoSell" requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day.

"AutoSell" transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

Signature guarantees. For your protection and to prevent fraudulent redemptions, on written redemption requests in excess of $50,000 we require an original signature and an original signature guarantee for each person in whose name the account is registered. (The Portfolio reserves the right, however, to require a signature guarantee for all redemptions.) You can obtain a signature guarantee from most banks, credit unions or savings associations, or from broker/dealers, municipal securities broker/dealers, government securities broker/dealers, national securities exchanges, registered securities associations, or clearing agencies deemed eligible by the Securities and Exchange Commission. Signature guarantees by notaries public are not acceptable. Redemption requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. For more information, please call 1-800-225-5163.

Telephone transactions


Shareholders automatically receive the ability to exchange by telephone and the right to redeem by telephone up to $100,000 to their address of record. Shareholders also may, by telephone, request that redemption proceeds be wired to a predesignated bank account. The Portfolio uses procedures designed to give reasonable assurance that telephone instructions are genuine, including recording telephone calls, testing a caller's identity and sending written confirmation of telephone transactions. If the Portfolio does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Portfolio will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.


Share price

Purchases and redemptions, including exchanges, are made at the Portfolio's net asset value. Scudder Fund Accounting Corporation determines net asset value per share as of the close of regular trading on the Exchange, normally 4 p.m. eastern time, on each day the Exchange is open for trading. Net asset value per share is calculated by dividing the value of total assets of the Portfolio, less its liabilities, by the total number of shares of the Portfolio outstanding.

Processing time

All purchase and redemption requests must be received in good order by the Portfolio's transfer agent. Those requests received by the close of regular trading on the Exchange are executed at the net asset value per share calculated at the close of trading that day.

Purchase and redemption requests received after the close of regular trading on the Exchange will be executed the following business day.

If you wish to make a purchase of $500,000 or more, you should notify Scudder Investor Relations by calling 1-800-225-5163.

The Portfolio will normally send your redemption proceeds within one business day following the redemption request, but may take up to seven business days (or longer in the case of shares recently purchased by check).

Purchase restrictions

Purchases and sales should be made for long-term investment purposes only. The Trust and Scudder Investor Services, Inc. each reserves the right to reject purchases of Portfolio shares (including exchanges) for any reason including when a pattern of frequent purchases and sales made in response to short-term fluctuations in the Portfolio's share price appears evident.

Tax information

A redemption of shares, including an exchange into another Portfolio or Scudder fund, is a sale of shares and may result in a gain or loss for income tax purposes.

Tax identification number

Be sure to complete the Tax Identification Number section of the Portfolio's application when you open an account. Federal tax law requires the Portfolio to withhold 31% of taxable dividends, capital gains distributions and redemption and exchange proceeds from accounts (other than those of certain exempt payees) without a certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required. The Portfolio reserves the right to reject new account applications without a certified Social Security or tax identification number. The Portfolio also reserves the right, following 30 days' notice, to redeem all shares in accounts without a certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the Portfolio with a tax identification number during the 30-day notice period.


Minimum balances

Shareholders should maintain a share balance worth at least $2,500, which amount may be changed by the Board of Trustees. Scudder retirement plans and certain other accounts have similar or lower minimum balance requirements. The initial investment and minimum account balance for fiduciary accounts such as IRAs will increase from $500 to $1,000 per fund account, while the subsequent minimum investment will remain at $50. A shareholder may open a regular account with a minimum of $1,000, if an investment program of at least $100 per month is established.

Shareholders with non-fiduciary accounts who maintain an account balance of less than $2,500 in the Portfolio without establishing a regular investment program may be assessed an annual $10.00 per fund charge with the fee to be paid to the Portfolio. The $10.00 charge will not apply to shareholders with a combined household account balance (same surname, same address) in any of the Scudder Funds of $25,000 or more. The Portfolio reserves the right, following 60 days' written notice to shareholders, to redeem all shares in accounts below $250, where a reduction in value has occurred due to a redemption or exchange out of the account. The shareholder may restore the share balance to $250 or more during the 60-day notice period and must maintain it at no lower than that minimum to avoid an involuntary redemption. The Portfolio will mail the proceeds of the redeemed account to the shareholder. Reductions in value that result solely from market activity will not trigger an involuntary redemption. Retirement accounts and certain other accounts will not be assessed the $10.00 charge or be subject to automatic liquidation. Please refer to "Exchanges and Redemptions -- Other information" in the Portfolio's Statement of Additional Information.

Third party transactions

If purchases and redemptions of Portfolio shares are arranged and settlement is made at an investor's election through a member of the National Association of Securities Dealers, Inc., other than Scudder Investor Services, Inc., that member may, at its discretion, charge a fee for that service.

Shareholder benefits

Experienced professional management

Scudder Stevens & Clark, Inc., one of the nation's most experienced investment management firms, actively manages your Scudder fund investment. Professional management is an important advantage for investors who do not have the time or expertise to invest directly in individual securities.

A team approach to investing

Scudder Pathway Series: Balanced Portfolio is managed by a team of Scudder investment professionals who each play an important role in the Portfolio's management process. Team members work together to develop investment strategies and select Underlying Funds for the Portfolio. They are supported by Scudder's large staff of portfolio managers, economists, research analysts, traders and other investment specialists. Scudder believes its team approach benefits the Portfolio's investors by bringing together many disciplines and leveraging Scudder's extensive resources. All members of the Pathway investment team are members of Scudder's Global Asset Allocation Committee. This group is responsible for analyzing the global economy and capital markets, integrating information from the firm's equity and fixed income specialists, and developing the outlook for the investment characteristics of the major markets in which the Portfolio invests.

Lead Portfolio Manager Benjamin W. Thorndike, who has 17 years of investment experience, joined Scudder in 1983 as a portfolio manager. Since 1986, he has served as a portfolio manager for Scudder Growth and Income Fund. Mr. Thorndike will develop portfolio strategy utilizing the research, analysis and guidance provided by other members of the investment team. Cornelia Small, Portfolio Manager, is Director of Global Equity Investments and Chairman of the Capital Markets Group, and has also served as Director of Global Equity Research. Margaret (Peg) Hadzima, Portfolio Manager, is Director of Scudder's Institutional Group, which includes a focus on asset allocation strategy. Ms. Hadzima has 23 years of experience in fixed-income investing during which she has served as Director of Global Bond Research and Chairman of Global Bond Strategy. Philip Fortuna, Portfolio Manager, joined Scudder in 1986 as manager of institutional equity accounts. He has served as Director of Quantitative Research and Director of Investment Operations. Mr. Fortuna is Lead Portfolio Manager for Scudder Small Company Value Fund, as well as a portfolio manager for Scudder Micro Cap Fund. Maureen Allyn, Portfolio Manager, is Scudder's Chief Economist, a position she has held since 1989, and is responsible for analyzing both the world and U.S. economies.

SAIL(TM)--Scudder Automated Information Line

For personalized account information including fund prices, yields and account balances, to perform transactions in existing Scudder fund or portfolio accounts, or to obtain information on any Scudder fund or portfolio, shareholders can call Scudder's Automated Information Line (SAIL) at 1-800-343-2890, 24 hours a day. During periods of extreme economic or market changes, or other conditions, it may be difficult for you to effect telephone transactions in your account. In such an event you should write to the Portfolio; please see "How to contact Scudder" for the address.

Investment flexibility

Scudder offers toll-free telephone exchange between funds at current net asset value. You can move your investments among money market, income, growth, tax-free and growth and income funds with a simple toll-free call or, if you prefer, by sending your instructions through the mail or by fax. Telephone and fax redemptions and exchanges are subject to termination and their terms are subject to change at any time by the Portfolio or the transfer agent. In some cases, the transfer agent or Scudder Investor Services, Inc. may impose additional conditions on telephone transactions.

Dividend reinvestment plan

You may have dividends and distributions automatically reinvested in additional Portfolio shares. Please call 1-800-225-5163 to request this feature.

Shareholder statements

You receive a detailed account statement every time you purchase or redeem shares. All of your statements should be retained to help you keep track of account activity and the cost of shares for tax purposes.

Shareholder reports

In addition to account statements, you receive periodic shareholder reports highlighting relevant information, including investment results and a review of portfolio changes.To reduce the volume of mail you receive, only one copy of most Portfolio reports, such as the Portfolio's Annual Report, may be mailed to your household (same surname, same address). Please call 1-800-225-5163 if you wish to receive additional shareholder reports.

Newsletters

Four times a year, Scudder sends you Perspectives, an informative newsletter covering economic and investment developments, service enhancements and other topics of interest to Scudder fund investors.

Scudder Funds Centers

As a convenience to shareholders who like to conduct business in person, Scudder Investor Services, Inc. maintains Funds Centers in Boca Raton, Boston, Chicago, New York and San Francisco.

T.D.D. service for the hearing impaired

Scudder's full range of investor information and shareholder services is available to hearing impaired investors through a toll-free T.D.D. (Telephone Device for the Deaf) service. If you have access to a T.D.D., call 1-800-543-7916 for investment information or specific account questions and transactions.

Scudder tax-advantaged retirement plans

Scudder offers a variety of tax-advantaged retirement plans for individuals, businesses and non-profit organizations. These flexible plans are designed for use with the Scudder Family of Funds (except Scudder tax-free funds, which are inappropriate for such plans). Scudder Funds offer a broad range of investment objectives and can be used to seek almost any investment goal. Using Scudder's retirement plans can help shareholders save on current taxes while building their retirement savings.

o Scudder No-Fee IRAs. These retirement plans allow a maximum annual contribution of $2,000 per person for anyone with earned income. Many people can deduct all or part of their contributions from their taxable income, and all investment earnings accrue on a tax deferred basis. The Scudder No-Fee IRA charges no annual custodial fee.

o 401(k) Plans. 401(k) plans allow employers and employees to make tax-deductible retirement contributions. Scudder offers a full service program that includes recordkeeping, prototype plan, employee communications and trustee services, as well as investment options.

o Profit Sharing and Money Purchase Pension Plans. These plans allow corporations, partnerships and people who are self-employed to make annual, tax-deductible contributions of up to $30,000 for each person covered by the plans. Plans may be adopted individually or paired to maximize contributions. These are sometimes known as Keogh plans.

o 403(b) Plans. Retirement plans for tax-exempt organizations and school systems to which employers and employees may both contribute.

o SEP-IRAs. Easily administered retirement plans for small businesses and self-employed individuals. The maximum annual contribution to SEP-IRA accounts is adjusted each year for inflation.

o Scudder Horizon Plan. A no-load variable annuity that lets you build assets by deferring taxes on your investment earnings. You can start with $2,500 or more.

Scudder Trust Company (an affiliate of the Adviser) is Trustee or Custodian for some of these plans and is paid an annual fee for some of the above retirement plans. For information about establishing a Scudder No-Fee IRA, SEP-IRA, Profit Sharing Plan, Money Purchase Pension Plan or a Scudder Horizon Plan, please call 1-800-225-2470. For information about 401(k)s or 403(b)s please call 1-800-323-6105. To effect transactions in existing IRA, SEP-IRA, Profit Sharing or Pension Plan accounts, call 1-800-225-5163.

The variable annuity contract is provided by Charter National Life Insurance Company (in New York State, Intramerica Life Insurance Company [S 1802]). The contract is offered by Scudder Insurance Agency, Inc. (in New York State, Nevada and Montana, Scudder Insurance Agency of New York, Inc.). CNL, Inc. is the Principal Underwriter. Scudder Horizon Plan is not available in all states.

Trustees and Officers

David S. Lee*
    President and Trustee

Daniel Pierce*
    Vice President and Trustee

Edgar R. Fiedler
    Trustee; Vice President and Economic Counsellor, The Conference Board, Inc.

Dr. J.D. Hammond
    Trustee; Dean, Smeal College of Business Administration, Pennsylvania State University

Richard M. Hunt
    Trustee; University Marshal and Senior Lecturer, Harvard University

Jerard K. Hartman*
    Vice President

Thomas W. Joseph*
    Vice President

Juris Padegs*
    Vice President

Thomas F. McDonough*
    Vice President and Secretary

Pamela A. McGrath*
    Vice President and Treasurer

Edward J. O'Connell*
    Vice President and Assistant Treasurer

Kathryn L. Quirk*
    Vice President and Assistant Secretary

Coleen Downs Dinneen*
    Assistant Secretary

*Scudder, Stevens & Clark, Inc.

Investment products and services


The Scudder Family of Funds

Money Market

Scudder Cash Investment Trust
Scudder U.S. Treasury Money Fund

Tax Free Money Market+

Scudder Tax Free Money Fund
Scudder California Tax Free Money Fund*
Scudder New York Tax Free Money Fund*

Tax Free+

Scudder California Tax Free Fund*
Scudder High Yield Tax Free Fund
Scudder Limited Term Tax Free Fund
Scudder Managed Municipal Bonds
Scudder Massachusetts Limited Term Tax Free Fund*
Scudder Massachusetts Tax Free Fund*
Scudder Medium Term Tax Free Fund
Scudder New York Tax Free Fund*
Scudder Ohio Tax Free Fund*
Scudder Pennsylvania Tax Free Fund*

Growth and Income

Scudder Balanced Fund
Scudder Growth and Income Fund

Income

Scudder Emerging Markets Income Fund
Scudder Global Bond Fund
Scudder GNMA Fund
Scudder High Yield Bond Fund
Scudder Income Fund
Scudder International Bond Fund
Scudder Short Term Bond Fund
Scudder Zero Coupon 2000 Fund

Growth

Scudder Capital Growth Fund
Scudder Classic Growth Fund
Scudder Development Fund
Scudder Emerging Markets Growth Fund
Scudder Global Discovery Fund
Scudder Global Fund
Scudder Gold Fund
Scudder Greater Europe Growth Fund
Scudder International Fund
Scudder Latin America Fund
Scudder Micro Cap Fund
Scudder Pacific Opportunities Fund
Scudder Quality Growth Fund
Scudder Small Company Value Fund
Scudder 21st Century Growth Fund
Scudder Value Fund
The Japan Fund

Asset Allocation

Scudder Pathway Series:  Conservative Portfolio
Scudder Pathway Series:  Balanced Portfolio
Scudder Pathway Series:  Growth Portfolio
Scudder Pathway Series:  International Portfolio

Retirement Plans and Tax-Advantaged Investments

IRAs
Keogh Plans
Scudder Horizon Plan*+++  (a variable annuity)
401(k) Plans
403(b) Plans
SEP-IRAs
Profit Sharing and Money Purchase Pension Plans

Closed-End Funds#

The Argentina Fund, Inc.
The Brazil Fund, Inc.
The First Iberian Fund, Inc.
The Korea Fund, Inc.
The Latin America Dollar Income Fund, Inc.
Montgomery Street Income Securities, Inc.
Scudder New Asia Fund, Inc.
Scudder New Europe Fund, Inc.
Scudder World Income  Opportunities Fund, Inc.

Institutional Cash Management

Scudder Institutional Fund, Inc.
Scudder Fund, Inc.
Scudder Treasurers Trust(TM)++


For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *Not available in all states. +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder, Stevens & Clark, Inc., are traded on various stock exchanges. ++For information on Scudder Treasurers Trust,(TM) an institutional cash management service that utilizes certain portfolios of Scudder Fund, Inc. ($100,000 minimum), call 1-800-541-7703.

  How to contact Scudder


 Account Service and Information:                            Scudder Brokerage Services:

 For existing account             Scudder Investor           To receive information          Scudder Brokerage
 service and transactions         Relations                  about this discount             Services**
                                                             brokerage service and
                                  1-800-225-5163             to obtain an application        1-800-700-0820

 For personalized                 Scudder Automated           Please address all correspondence to:
 information about your           Information Line                     The Scudder Funds
 Scudder accounts;                (SAIL)                               P.O. Box 2291
 exchanges and                                                         Boston, Massachusetts
 redemptions; or                  1-800-343-2890                       02107-2291
 information on any
 Scudder fund
                                 Visit the Scudder World Wide Web Site at:

                                          http://funds.scudder.com


 Investment Information:                                     Or Stop by a Scudder Funds Center:

 To receive information          Scudder Investor            Many shareholders   enjoy  the  personal,   one-on-one
 about the Scudder funds,        Relations                   service of the  Scudder  Funds  Centers.  Check  for a
 for additional applications                                 Funds Center  near  you--they  can  be  found  in  the
 and prospectuses, or for        1-800-225-2470              following cities:
 investment questions


 For establishing 401(k) and     Scudder Defined             Boca Raton                   New York
 403(b) plans                    Contribution Services       Boston                       San Francisco
                                 1-800-323-6105              Chicago



 For information on Scudder Treasurers  Trust(TM),           For information on Scudder  Institutional  Funds*,
 an  institutional  cash  management  service  for           funds  designed  to  meet  the  broad   investment
 corporations, non-profit organizations and trusts           management  and  service  needs of banks and other
 which  utilizes  certain  portfolios  of  Scudder           institutions, call:  1-800-854-8525.
 Fund,    Inc.*    ($100,000    minimum),    call:
 1-800-541-7703.



Scudder Investor Relations and Scudder Funds Centers are services provided through Scudder Investor Services, Inc., Distributor.

* Contact Scudder Investor Services, Inc., Distributor, to receive a prospectus with more complete information, including management fees and expenses. Please read it carefully before you invest or send money.


** Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061--Member NASD/SIPC.

  Purchases


 Opening
 an account          Minimum initial investment: $2,500; IRAs $1,000
                     Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums.
                     See appropriate plan literature.

 Make checks         o  By Mail              Send your completed and signed application and check
 payable to "The
 Scudder Funds."
                                                 by regular mail to:        or            by express, registered,
                                                                                          or certified mail to:
                                                 The Scudder Funds                        Scudder Shareholder
                                                 P.O. Box 2291                            Service Center
                                                 Boston, MA                               42 Longwater Drive
                                                 02107-2291                               Norwell, MA
                                                                                          02061-1612

                     o  By Wire              Please see Transaction information--Purchasing shares--
                                             By wire for details, including the ABA wire transfer number.
                                             Then call 1-800-225-5163 for instructions.

                     o  In Person            Visit one of our Funds Centers to complete your application with the help of a Scudder representative. Funds Center
                                             locations are listed under Shareholder benefits.
 -----------------------------------------------------------------------------------------------------------------------
 Purchasing          Minimum additional investment: $100; IRAs $50
 additional          Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums.
 shares              See appropriate plan literature.



 Make checks         o  By Mail              Send a check with a Scudder investment slip, or with a letter of
 payable to "The                             instruction including your account number and the complete
 Scudder Funds."                             Fund name, to  the appropriate address listed above.

                     o  By Wire              Please see Transaction information--Purchasing shares--
                                             By wire for details, including the ABA wire transfer number.

                     o  In Person            Visit one of our Funds Centers to make an additional
                                             investment in your Scudder fund account. Funds Center
                                             locations are listed under Shareholder benefits.

                     o  By Telephone         Please see Transaction information--Purchasing shares--
                                             By AutoBuy for more details.

                     o  By Automatic         You may arrange to make investments on a regular basis
                        Investment Plan      through automatic deductions from your bank checking
                        ($50 minimum)        account. Please call 1-800-225-5163  for more information and an enrollment form.


  Exchanges and redemptions


 Exchanging        Minimum investments:  $2,500 to establish a new account;
 shares                                  $100 to exchange among existing accounts

                   o By Telephone     To speak with a service representative, call 1-800-225-5163 from
                                      8 a.m. to 8 p.m. eastern time or to access SAIL(TM), Scudder's Automated
                                      Information Line, call 1-800-343-2890 (24 hours a day).

                   o By Mail          Print or type your instructions and include:
                     or Fax             -   the name of the Fund and the account number you are exchanging from;
                                        -   your name(s) and address as they appear on your account;
                                        -   the dollar amount or number of shares you wish to exchange;
                                        -   the name of the Fund you are exchanging into;
                                        -   your signature(s) as it appears on your account; and
                                        -   a daytime telephone number.

                                      Send your instructions

                                      by regular mail to:     or  by express, registered,       or   by fax to:
                                                                  or certified mail to:


                                      The Scudder Funds           Scudder Shareholder                1-800-821-6234
                                      P.O. Box 2291               Service Center
                                      Boston, MA 02107-2291       42 Longwater Drive
                                                                  Norwell, MA 02061-1612
 -----------------------------------------------------------------------------------------------------------------------
 Redeeming         o By Telephone     To speak with a service representative, call 1-800-225-5163 from
 shares                               8 a.m. to 8 p.m. eastern time or to access SAIL(TM), Scudder's Automated
                                      Information Line, call 1-800-343-2890 (24 hours a day). You may have redemption proceeds sent to your predesignated bank account, or redemption proceeds of up to $100,000 sent to your address of record.


                   o By Mail          Send your instructions for redemption to the appropriate address or fax
                     or Fax           number above and include:

                                        - the name of the Fund and account number you are redeeming from;
                                        - your name(s) and address as they appear on your account;
                                        - the dollar amount or number of shares you wish to redeem;
                                        - your signature(s) as it appears on your account; and
                                        - a daytime telephone number.

                                      A signature guarantee is required for redemptions over $50,000.
                                      See Transaction information--Redeeming shares.

                   o By Automatic     You may arrange to receive automatic cash payments periodically.
                     Withdrawal       Call 1-800-225-5163 for more information and an enrollment form.
                     Plan


                                    APPENDIX

    DESCRIPTIONS OF CERTAIN RISKS RELATED TO VARIOUS SECURITIES INVESTED IN, AND INVESTMENT TECHNIQUES EMPLOYED BY, THE UNDERLYING SCUDDER FUNDS IN WHICH
                        SCUDDER PATHWAY SERIES: BALANCED
                              PORTFOLIO MAY INVEST

Repurchase agreements. If the seller under a repurchase agreement becomes insolvent, an Underlying Scudder Fund's right to dispose of the securities may be restricted. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the securities under a repurchase agreement, an Underlying Scudder Fund may encounter delay and incur costs before being able to sell the securities. Also, if a seller defaults, the value of such securities may decline before an Underlying Scudder Fund is able to dispose of them.

Convertible securities. While convertible securities generally offer lower yields than non-convertible debt securities of similar quality, their prices may reflect changes in the value of the underlying common stock. Convertible securities entail less credit risk than the issuer's common stock.

Non-diversified investment company. Certain Underlying Scudder Funds are classified as non-diversified investment companies under the Investment Company Act of 1940 (the "1940 Act"), which means that an Underlying Scudder Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. The investment of a large percentage of an Underlying Scudder Fund's assets in the securities of a small number of issuers may cause an Underlying Scudder Fund's share price to fluctuate more than that of a diversified investment company.

Dollar roll transactions. If the broker/dealer to whom an Underlying Scudder Fund sells the securities underlying a dollar roll transaction becomes insolvent, an Underlying Scudder Fund's right to purchase or repurchase the securities may be restricted; the value of the securities may change adversely over the term of the dollar roll; the securities that an Underlying Scudder Fund is required to repurchase may be worth less than securities that an Underlying Scudder Fund originally held, and the return earned by an Underlying Scudder Fund with the proceeds of a dollar roll may not exceed transaction costs.

Zero coupon securities. Zero coupon securities are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current cash distributions of interest.

Illiquid or restricted investments. The absence of a trading market can make it difficult to ascertain a market value for illiquid or restricted investments. Disposing of illiquid or restricted investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for an Underlying Scudder Fund to sell them promptly at an acceptable price.

Indexed securities. Indexed securities may be positively or negatively indexed, so that appreciation of the reference instrument may produce an increase or a decrease in the interest rate or value at maturity of the security. In addition, the change in the interest rate or value at maturity of the security may be some multiple of the change in the value of the reference instrument. Thus, in addition to the credit risk of the security's issuer, an Underlying Scudder Fund will bear the market risk of the reference instrument.

Mortgage and other asset-backed securities. Unscheduled or early payments on the underlying mortgages may shorten the securities' effective maturities and lessen their growth potential. An Underlying Scudder Fund may agree to purchase or sell these securities with payment and delivery taking place at a future date. A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages, and expose an Underlying Scudder Fund to a lower rate of return upon reinvestment. To the extent that such mortgage-backed securities are held by an Underlying Scudder Fund, the prepayment right of mortgagors may limit the increase in net asset value of an Underlying Scudder Fund because the value of the mortgage-backed securities held by an Underlying Scudder Fund may not appreciate as rapidly as the price of non-callable debt securities. Asset-backed securities are subject to the risk of prepayment and the risk that the underlying loans will not be repaid.

Investing in emerging markets. Securities of many issuers in emerging markets may be less liquid and more volatile than securities of comparable domestic issuers. Emerging markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of an Underlying Scudder Fund is uninvested and no return is earned thereon. The inability of an Underlying Scudder Fund to make intended security purchases due to settlement problems could cause an Underlying Scudder Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to an Underlying Scudder Fund due to subsequent declines in value of the portfolio security or, if an Underlying Scudder Fund has entered into a contract to sell the security, in possible liability to the purchaser. Costs associated with transactions in foreign securities are generally higher than costs associated with transactions in U.S. securities. Such transactions also involve additional costs for the purchase or sale of foreign currency.

Foreign investment in certain emerging market debt obligations is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in certain emerging market debt obligations and increase the costs and expenses of an Underlying Scudder Fund. Certain emerging markets require prior governmental approval of investments by foreign persons, and/or impose additional taxes on foreign investors. These markets may also restrict investment opportunities in issuers in industries deemed important to national interests.

Certain emerging markets may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in an emerging market's balance of payments or for other reasons, a country could impose temporary restrictions on foreign capital remittances. An Underlying Scudder Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to an Underlying Scudder Fund of any restrictions on investments.

Throughout the last decade many emerging markets have experienced and continue to experience high rates of inflation. In certain countries inflation has at times accelerated rapidly to hyperinflationary levels, creating a negative interest rate environment and sharply eroding the value of outstanding financial assets in those countries. Increases in inflation could have an adverse effect on an Underlying Scudder Fund's non-dollar denominated securities and on the issuers of debt obligations generally.

Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. The securities markets, values of securities, yields and risks associated with securities markets in different countries may change independently of each other.

Investment in sovereign debt can involve a high degree of risk. Holders of sovereign debt (including an Underlying Scudder Fund) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part. Securities traded in certain emerging European securities markets may be subject to risks due to the inexperience of financial intermediaries, the lack of modern technology and the lack of a sufficient capital base to expand business operations. Additionally, former Communist regimes of a number of Eastern European countries had expropriated a large amount of property, the claims on which have not been entirely settled. There can be no assurance that an Underlying Scudder Fund's investments in Eastern Europe would not also be expropriated, nationalized or otherwise confiscated. Finally, any change in the leadership or policies of Eastern European countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities.

High yield/high risk securities. Certain Underlying Scudder Funds may invest in debt securities which are rated below investment-grade (hereinafter referred to as "lower rated securities") or which are unrated, but equivalent to those rated below investment- grade. The lower the ratings of such debt securities, the greater their risks render them like equity securities. These debt instruments generally offer a higher current yield than that available from higher grade issues, but typically involve greater risk and lesser liquidity.

The lack of a liquid secondary market for certain securities may also make it more difficult for an Underlying Scudder Fund to obtain accurate market quotations for purposes of valuing its portfolio and calculating its net asset value. Lower rated and unrated securities are especially subject to adverse changes in general economic conditions, to changes in the financial condition of their issuers, and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, issuers of these instruments may experience financial stress that could adversely affect their ability to make payments of principal and interest and increase the possibility of default. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of these securities especially in a market characterized by only a small amount of trading. Perceived credit quality in this market can change suddenly and unexpectedly, and may not fully reflect the actual risk posed by a particular lower rated or unrated security.

Securities lending. From time to time certain Underlying Scudder Funds may lend their portfolio securities to registered broker/dealers as described above. The risks of lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made to registered broker/dealers deemed by the Adviser to be of good standing and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk.

Investing in emerging growth companies. The investment risk associated with emerging growth companies is higher than that normally associated with larger, older companies due to the greater business risks of small size, the relative age of the company, limited product lines, distribution channels and financial and managerial resources. Further, there is typically less publicly available information concerning smaller companies than for larger, more established ones.

The securities of small companies are often traded over-the-counter and may not be traded in the volumes typical on a national securities exchange. Consequently, in order to sell this type of holding, an Underlying Scudder Fund may need to discount the securities from recent prices or dispose of the securities over a long period of time. The prices of this type of security may be more volatile than those of larger companies which are often traded on a national securities exchange.

Precious metals. Investments in precious metals and in precious metals-related securities and companies involve a relatively high degree of risk. Prices of gold and other precious metals can be influenced by a variety of global economic, financial and political factors and may fluctuate markedly over short periods of time. Among other things, precious metals values can be affected by changes in inflation, investment speculation, metal sales by governments or central banks, changes in industrial and commercial demand, and any governmental restrictions on private ownership of gold or other precious metals.

Correlation of gold and gold securities. The Adviser believes that the value of the securities of firms that deal in gold will correspond generally, over time, with the prices of the underlying metal. At any given time, however, changes in the price of gold may not strongly correlate with changes in the value of securities related to gold, which are expected to constitute part of certain Underlying Scudder Funds' assets. In fact, there may be periods in which the price of gold stocks and gold will move in different directions. The reason for this potential disparity is that political and economic factors, including behavior of the stock market, may have differing impacts on gold versus gold stocks.

Investing in Latin America. The Adviser believes that investment opportunities may result from recent trends in Latin America encouraging greater market orientation and less governmental intervention in economic affairs. Investors, however, should be aware that the Latin American economies have experienced considerable difficulties in the past decade. Although there have been significant improvements in recent years, the Latin American economies continue to experience challenging problems, including high inflation rates and high interest rates relative to the U.S. The emergence of the Latin American economies and securities markets will require continued economic and fiscal discipline which has been lacking at times in the past, as well as stable political and social conditions. Recovery may also be influenced by international economic conditions, particularly those in the U.S., and by world prices for oil and other commodities. There is no assurance that recent economic initiatives will be successful.

Certain risks associated with international investments and investing in smaller, developing capital markets are heightened for investments in Latin American countries. For example, some of the currencies of Latin American countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made in certain of these currencies periodically. In addition, although there is a trend toward less government involvement in commerce, governments of many Latin American countries have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, the government still owns or controls many companies, including some of the largest in the country. Accordingly, government actions in the future could have a significant effect on economic conditions in Latin American countries, which could affect private sector companies and an

Underlying Scudder Fund, as well as the value of securities in an Underlying Scudder Fund's portfolio.

Most Latin American countries have experienced substantial, and in some periods, extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain Latin American countries.

Certain Latin American countries are among the largest debtors to commercial banks and foreign governments. Some of these countries have in the past defaulted on their sovereign debt. Holders of sovereign debt (including an Underlying Scudder Fund) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

The limited size of many Latin American securities markets and limited trading volume in issuers compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of securities.

The portion of an Underlying Scudder Fund's assets invested directly in Chile may be less than the portions invested in other countries in Latin America because, at present, capital invested in Chile normally cannot be repatriated for as long as five years.

Borrowing. Although the principal of an Underlying Scudder Fund's borrowing will be fixed, an Underlying Scudder Fund's assets may change in value during the time a borrowing is outstanding, increasing exposure to capital risk.

Investing in the Pacific Basin. Certain Underlying Scudder Funds are susceptible to political and economic factors affecting issuers in Pacific Basin countries. Many of the countries of the Pacific Basin are developing both economically and politically. Pacific Basin countries may have relatively unstable governments, economies based on only a few commodities or industries, and securities markets trading infrequently or in low volumes. Some Pacific Basin countries restrict the extent to which foreigners may invest in their securities markets. Securities of issuers located in some Pacific Basin countries tend to have volatile prices and may offer significant potential for loss as well as gain. Further, certain companies in the Pacific Basin may not have firmly established product markets, may lack depth of management, or may be more vulnerable to political or economic developments such as nationalization of their own industries.

Corporate and Municipal Bond Ratings. The following is a description of the ratings given by S&P and Moody's to corporate and municipal bonds. Should the rating of a portfolio security held by an Underlying Scudder Fund be downgraded, the Adviser will determine whether it is in the best interest of the Underlying Scudder Fund to retain or dispose of such security.

S&P:

Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighted by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating. The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued. The rating C1 is reserved for income bonds on which no interest is being paid. Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period had not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Moody's:

Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

This prospectus sets forth concisely the information about Scudder Pathway
Series: Growth Portfolio (the "Portfolio"), a diversified open-end management investment company, that a prospective investor should know before investing. Scudder Pathway Series is composed of four separate Portfolios with distinctly different investment objectives. Each Portfolio, one of which is offered herein, seeks to accomplish its objective by investing primarily in a number of other Scudder funds (the "Underlying Scudder Funds"). Please retain this prospectus for future reference.

If you require more detailed information, a Statement of Additional Information dated November 15, 1996, as amended from time to time, may be obtained without charge by writing Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103 or calling 1-800-225-2470. The Statement, which is incorporated by reference into this prospectus, has been filed with the Securities and Exchange Commission.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Contents--see page 4.

Scudder
Pathway Series:
Growth Portfolio


Prospectus
November 15, 1996


A pure no-load(TM) (no sales charges) mutual fund which seeks long-term growth of capital by investing in a select mix of Scudder Funds.

Expense information

This information is designed to help you understand the various costs and expenses that an investor in Scudder Pathway Series: Growth Portfolio will bear directly or indirectly. With Scudder's pure no-load(TM) portfolios and funds, you pay no commissions to purchase or redeem shares, or to exchange from one portfolio or fund to another. As a result, all of your investment goes to work for you.

1) Shareholder transaction expenses: Expenses charged directly to your individual account in the Portfolio for various transactions.

     Sales commissions to purchase shares (sales load)              NONE
     Commissions to reinvest dividends                              NONE
     Redemption fees                                                NONE*
     Fees to exchange shares                                        NONE

2) Annual Portfolio operating expenses: Estimated expenses paid by the Portfolio before it distributes its net investment income, expressed as a percentage of the Portfolio's average daily net assets for the initial fiscal period.

     Investment management fee                                     NONE
     12b-1 fees                                                    NONE
     Other expenses                                                NONE
                                                                   ----
     Total Portfolio operating expenses**                          NONE

The Portfolio is expected to operate at a zero expense level. However, the Portfolio's shareholders will indirectly bear the Portfolio's pro rata share of fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested. The investment returns of the Portfolio, therefore, will be net of the Portfolio's share of the expenses of the Underlying Scudder Funds in which the Portfolio is invested. The chart on page 3 shows the expense ratios of each Underlying Scudder Fund after fee waiver or reimbursement where applicable, as of its most recent fiscal year end.

----------------

* You may redeem by writing or calling the Portfolio. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information--Redeeming shares."

** The payment of the Portfolio's pro rata share of expenses is subject to the Special Servicing Agreement. Please refer to "Portfolio organization--Special Servicing Agreement."

Expense Ratios of the Underlying Scudder Funds

     Underlying Scudder Funds          Expense Ratio
     ------------------------          -------------
Money Market Fund
Scudder Cash Investment Trust               0.83%
Bond Mutual Funds
Scudder Emerging Markets Income Fund        1.50%
Scudder Global Bond Fund+                   1.00%
Scudder GNMA Fund                           0.94%
Scudder High Yield Bond Fund+               0.00%
Scudder Income Fund                         0.99%
Scudder International Bond Fund             1.26%
Scudder Short Term Bond Fund                0.75%


     Underlying Scudder Funds          Expense Ratio
     ------------------------          -------------

Equity Mutual Funds
Scudder Capital Growth Fund                 0.92%
Scudder Classic Growth Fund+                1.25%
Scudder Development Fund                    1.24%
Scudder Emerging Markets Growth Fund+       2.00%
Scudder Global Discovery Fund               1.69%
Scudder Global Fund                         1.34%
Scudder Gold Fund                           1.50%
Scudder Growth and Income Fund              0.80%
Scudder International Fund                  1.14%
Scudder Latin America Fund                  2.08%
Scudder Micro Cap Fund+                     1.75%
Scudder Pacific Opportunities Fund          1.74%
Scudder Quality Growth Fund                 1.17%
Scudder Small Company Value Fund            1.50%
Scudder 21st Century Growth Fund+           1.75%
Scudder Value Fund+                         1.25%

Based on the foregoing, the range for the average weighted expense ratio borne by the Portfolio is expected to be 0.48% to 2.02%. A range is provided since the average assets of the Portfolio invested in each of the Underlying Scudder Funds will fluctuate.

Example

Using the midpoint of the ratios set forth above, the total pro rata expenses relating to a $1,000 investment, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by each Underlying Scudder Fund before it distributes its net investment income to the Portfolio. (As noted above, the Portfolio has no redemption fees of any kind.)

                 1 Year                      3 Years
                  $13                          $40

See "Portfolio organization--Special Servicing Agreement" for an explanation of the Special Servicing Agreement. This example assumes that the Portfolio reinvests all dividends and distributions paid by the Underlying Scudder Funds. This example should not be considered a representation of past or future expenses or returns. Actual expenses and returns of each Underlying Scudder Fund vary from year to year and may be higher or lower than those shown.

+The following funds maintained their expenses at the following rates for their respective fiscal periods: Scudder Classic Growth Fund: 1.25%, Scudder Emerging Markets Growth Fund: 2.00%, Scudder Global Bond Fund: 1.00%, Scudder High Yield Bond Fund: 0.00%, Scudder Micro Cap Fund: 1.75%, Scudder 21st Century Growth
Fund: 1.75% and Scudder Value Fund: 1.25%. If the Adviser had not maintained the Funds' expenses, the total return for the period would have been lower. Please see the appropriate Underlying Scudder Fund prospectus for details.

A message from Scudder's chairman

Scudder, Stevens & Clark, Inc., investment adviser to the Scudder Family of Funds, was founded in 1919. We offered America's first no-load mutual fund in 1928. Today, we manage in excess of $100 billion for many private accounts and over 50 mutual fund portfolios. We manage the mutual funds in a special program for the American Association of Retired Persons, as well as the fund options available through Scudder Horizon Plan, a tax-advantaged variable annuity. We also advise The Japan Fund and nine closed-end funds that invest in countries around the world.

The Scudder Family of Funds is designed to make investing easy and less costly. It includes money market, tax free, income and growth funds and offers IRAs, 401(k)s, Keoghs and other retirement plans.

Services available to all shareholders include toll-free access to the professional service representatives of Scudder Investor Relations, easy exchange among funds, shareholder reports, informative newsletters and the walk-in convenience of Scudder Funds Centers.

All Scudder mutual funds are pure no-load(TM). This means you pay no commissions to purchase or redeem your shares or to exchange from one fund to another. There are no "12b-1" fees either, which many other funds now charge to support their marketing efforts. All of your investment goes to work for you. We look forward to welcoming you as a shareholder.

/s/Daniel Pierce

Scudder Pathway Series: Growth Portfolio

Investment Objective

o    long-term growth of capital

Investment Characteristics

o a professionally managed portfolio which allocates its investments among select Scudder Funds

o provides exposure to a wide range of asset classes, securities and markets around the globe

o    no added fees or expenses associated with the operation of Scudder Pathway
     Series: Growth Portfolio

o    appropriate for IRA, 401(k) and other retirement plans

Contents

Investment objective and policies                      5
Why invest in the Portfolio?                           6
Description of the Underlying
   Scudder Funds                                       7
Information about policies,
   investments and risks                              17
Investment restrictions of the Portfolio              19
Risks of investing in the Portfolio                   20
Distribution and performance information              20
Portfolio organization                                21
Transaction information                               23
Shareholder benefits                                  27
Trustees and Officers                                 29
Investment products and services                      30
How to contact Scudder                                31
Purchases                                             32
Exchanges and redemptions                             33
Appendix

Investment objective and policies


Scudder Pathway Series: Growth Portfolio (the "Portfolio") is one of four professionally managed, diversified portfolios of Scudder Pathway Series (the "Trust"). The Portfolio invests primarily in a select mix of Scudder Funds. The Portfolio's investment objective is to provide investors with long-term growth of capital. In pursuing this objective, the Fund will, under normal market conditions, invest predominantly in equity mutual funds designed to provide long-term growth. Many of the Portfolio's bond mutual fund holdings offer the potential for capital appreciation as well as income.

The Scudder Funds in which the Portfolio may invest are referred to as the "Underlying Scudder Funds," (see below). Some of these Underlying Scudder Funds are equity mutual funds which invest primarily in stocks to achieve growth. Other Underlying Scudder Funds are bond mutual funds which primarily seek total return. The portfolio management team for the Portfolio allocates investments based on the outlook of the Fund's investment adviser, Scudder, Stevens & Clark, Inc. (the "Adviser"), for the financial markets, world economies and the relative performance potential of the Underlying Scudder Funds. Under normal market conditions, the Growth Portfolio will invest 60-90% of total assets in equity mutual funds; 10-40% of total assets in bond mutual funds; and 0-5% of total assets in a money market fund, cash or cash equivalents. If, as a result of appreciation or depreciation, the percentage of the Portfolio's assets invested in the above categories exceeds or is less than the applicable range, the Adviser will consider, in its discretion, whether to reallocate the assets of the Portfolio to comply with the stated ranges.


The Portfolio will purchase or sell shares of Underlying Scudder Funds to: (a) accommodate purchases and sales of the Portfolio's shares, (b) change the percentages of the Portfolio's assets invested in each of the Underlying Scudder Funds in response to changing market conditions, and (c) maintain or modify the allocation of the Portfolio's assets in accordance with the investment mix described above. To provide for redemptions or for temporary defensive purposes, the Portfolio may invest without limit in cash or cash equivalents, including repurchase agreements, commercial paper and other types of money market instruments.

Except as otherwise indicated, the Portfolio's investment objective and policies are not fundamental and may be changed without a vote of shareholders. If there is a change in investment

-----------------------------------------------------
 Underlying   Scudder  Funds  in  which  the  Pathway
 Growth Portfolio may invest
 -----------------------------------------------------
   Equity  Mutual  Funds
     Scudder Capital Growth Fund
     Scudder Classic Growth Fund
     Scudder Development Fund
     Scudder Emerging Markets Growth Fund
     Scudder Global Discovery Fund
     Scudder Global Fund
     Scudder Gold Fund
     Scudder Growth and Income Fund
     Scudder International Fund
     Scudder Latin America Fund
     Scudder Micro Cap Fund
     Scudder Pacific Opportunities Fund
     Scudder Quality Growth Fund
     Scudder Small Company Value Fund
     Scudder 21st Century Growth Fund
     Scudder Value Fund

   Bond Mutual Funds
     Scudder Emerging Markets Income Fund
     Scudder Global Bond Fund
     Scudder GNMA Fund
     Scudder High Yield Bond Fund
     Scudder Income Fund
     Scudder International Bond Fund
     Scudder Short Term Bond Fund


   Money Market Fund
    Scudder Cash Investment Trust
objective, shareholders should consider whether the Portfolio remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that the Portfolio's objective will be met.

For information about the investment objectives of each of the Underlying Scudder Funds, please refer to "Description of the Underlying Funds." For information about purchasing, exchanging or redeeming shares, refer to "Transaction information," "Purchases" and "Exchanges and redemptions."

Why invest in the Portfolio?

The Pathway Series Portfolios are designed for individuals and institutions who prefer to have their asset allocation decisions made by professional money managers, are looking for an appropriate core investment for their retirement portfolio and appreciate the advantages of broad diversification. Scudder Pathway Series: Growth Portfolio seeks long-term growth of capital by investing primarily in Scudder Funds that pursue capital appreciation. The Growth Portfolio's assets are allocated primarily among the various equity mutual funds offered by the Scudder Family of Funds, including funds which invest in small and large company stocks, and those concentrated in domestic versus international stocks.

Pathway Growth Portfolio is designed to meet the needs of investors with a time horizon of 10 years or more who seek to develop a diversified portfolio offering long-term growth of capital. The Portfolio may be most appropriate for long-term investors planning for retirement, particularly investors in tax-advantaged retirement accounts including IRAs, 401(k) corporate employee savings plans and 403(b) non-profit organization savings plans.

The proliferation of mutual funds over the last several years and the increased responsibilities shouldered by employees for managing their retirement plan assets have left many investors in search of a simple means to manage their long-term investments. With new investment categories emerging each year and with each mutual fund reacting differently to political, economic and business events, many investors are forced to make complex investment decisions with limited experience, time and personal resources.

The Portfolio can serve as a complete investment program or as a core part of a larger portfolio. Pathway Growth Portfolio invests in a select group of established pure no-load(TM) Underlying Scudder Funds. The allocation of assets within the Portfolio is determined by the Adviser according to fundamental and quantitative analysis. Shifts will be made among Underlying Scudder Funds and asset classes based on the Adviser's then current outlook for the financial markets and the world's economies. Because the Portfolio's assets will be adjusted only periodically and only within the investment ranges described above, there should not be any sudden large-scale changes in the Portfolio's asset allocation. The Portfolio is not designed as a market timing vehicle, but rather as a cost-effective, conservative and simple approach to helping investors meet retirement and other long-term goals.


The Portfolio can invest in a variety of international and global Underlying Scudder Funds and expects to invest some portion of assets in foreign markets. The Adviser believes this commitment to global investment management differentiates Pathway Growth Portfolio from traditional funds of funds and asset allocation products. Adding an international component to a retirement portfolio can increase diversification and lower volatility, while enhancing and providing the most consistent returns over time.

In addition, the Portfolio offers all the benefits of the Scudder Family of Funds. Scudder, Stevens & Clark, Inc. manages a diverse family of pure no-load(TM) funds and provides a wide range of services to help investors meet their investment needs. Please refer to "Investment products and services" for additional information.

Description of the Underlying Scudder Funds


The following is a concise description of the investment objectives and practices for each of the Underlying Scudder Funds. There can be no assurance that the Underlying Scudder Funds' objectives will be met. Additional information regarding the investment practices of the Underlying Scudder Funds is located in the section entitled "Additional information about policies and investments," in the Appendix to this prospectus, in the sections entitled "The Fund's Investment Objectives and Policies" and "Glossary" in the Statement of Additional Information and in the prospectuses of each of the Underlying Scudder Funds. Prospectuses for the Underlying Scudder Funds may be obtained without charge by writing Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103 or by calling 1-800-225-2470. No offer is made in this prospectus of shares of any of the Underlying Scudder Funds.


The following Underlying Scudder Fund is the money market fund in which the Portfolio may invest and will likely serve as the primary cash reserve portion of the Portfolio.

Scudder Cash Investment Trust is a diversified investment company which seeks to maintain stability of capital and, consistent therewith, to maintain liquidity of capital and to provide current income. The Fund seeks to maintain a constant net asset value of $1.00 per share. Shares of the Fund are not insured or guaranteed by the U.S. Government and there can be no assurance that a stable net asset value will be maintained.


The Fund purchases U.S. dollar-denominated money market securities. All of the Fund's portfolio securities must meet certain quality criteria at the time of purchase. Generally, the Fund may purchase only securities which are rated, or issued by a company with comparable securities rated, within the two highest quality rating categories of one or more of the following rating agencies:
Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's ("S&P") and Fitch Investors Service, Inc. ("Fitch") or, if unrated, the credit quality of the security is deemed equivalent, in the opinion of the Adviser, to the rated securities mentioned above. Amendments have been proposed to the federal rules regulating quality, maturity and diversification requirements of money market funds, like the Fund. If the amendments are adopted, the Fund intends to comply with such new requirements.

The maturity of each investment in the Fund's portfolio is 397 calendar days or less, except in the case of U.S. Government securities which may have maturities of up to 762 calendar days. The dollar-weighted average maturity of the Fund's portfolio varies with money market conditions, but is always 90 days or less. As a money market fund with a short-term maturity, the Fund's income fluctuates with changes in interest rates but its price is expected to remain fixed at $1.00 per share.

The following Underlying Scudder Funds are bond mutual funds which primarily seek to provide current income or total return.


Scudder Emerging Markets Income Fund is a non-diversified investment company which seeks to provide high current income. As a secondary objective, the Fund seeks long-term capital appreciation. In pursuing these goals, the Fund invests primarily in high-yielding, high-risk debt securities issued by governments and corporations in emerging markets.

The Fund considers "emerging markets" to include any country that is defined as an emerging or developing economy by any one of the following: International

Bank for Reconstruction and Development (i.e., the World Bank), the International Finance Corporation or the United Nations or its authorities.To reduce currency risk, the Fund invests at least 65% of its assets in U.S. dollar-denominated debt securities. Therefore, no more than 35% of the Fund's assets may be invested in debt securities denominated in foreign currencies. By focusing on fixed-income instruments issued in emerging markets, the Fund invests predominantly in debt securities that are rated below investment-grade. The Fund may invest up to 5% of its net assets in non-performing securities whose quality is comparable to securities rated as low as D by S&P or C by Moody's. Please refer to the attached Appendix for further information.

The Fund involves above-average bond fund risk and can invest entirely in high yield/high risk bonds. Investments in emerging markets can be volatile. The Fund's share price and yield can fluctuate daily in response to political events, changes in the perceived creditworthiness of emerging nations, fluctuations in interest rates and, to a certain extent, movements in foreign currencies.

Scudder Global Bond Fund is a non-diversified investment company which seeks to provide total return with an emphasis on current income by investing primarily in high-grade bonds denominated in foreign currencies and the U.S. dollar. As a secondary objective, the Fund seeks capital appreciation.

The Fund will invest principally in a managed portfolio of high-grade intermediate- and long-term bonds denominated in the U.S. dollar and foreign currencies, including bonds denominated in the European Currency Unit (ECU). (Intermediate-term bonds generally have maturities between three and eight years, and long-term bonds generally have maturities of greater than eight years.) Portfolio investments will be selected on the basis of, among other things, yields, credit quality, and the fundamental outlooks for currency and interest rate trends in different parts of the globe, taking into account the ability to hedge a degree of currency or local bond price risk. At least 65% of the Fund's investments will consist of high-grade debt securities, which are those rated in one of the three highest rating categories of one of the major U.S. rating services or, if unrated, considered to be of equivalent quality in local currency terms as determined by the Adviser. The Fund may also invest up to 15% of its net assets in debt securities rated BBB by S&P or Baa by Moody's and lower, or unrated securities considered to be of equivalent quality by the Adviser. Securities rated below Baa by Moody's or BBB by S&P are commonly referred to as "junk bonds." The Fund will not invest in any securities rated B or lower.

The Fund may invest in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities; obligations issued or guaranteed by foreign national governments, their agencies, instrumentalities or political subdivisions; and debt securities issued or guaranteed by supranational organizations such as the European Investment Bank, Inter-American Development Bank and The World Bank. The Fund may also invest in non-government securities including corporate debt securities, bank or bank holding company obligations (e.g., certificates of deposit and bankers acceptances), and mortgage and other asset-backed issues.

Scudder GNMA Fund is a diversified investment company which seeks to provide high current income and safety of principal from a portfolio of high quality, U.S. Government guaranteed mortgage-backed securities and U.S. Treasury securities. Under normal conditions, the Fund invests at least 65% of its total assets in mortgage-backed securities issued or guaranteed by the Government

National Mortgage Association ("GNMA" or "Ginnie Mae"). Such guarantees are supported by the full faith and credit of the U.S. Government. These guarantees apply only to the timely payment of both principal and interest of the GNMA securities held in the Fund's portfolio. Up to 35% of the Fund's total assets may be held in cash, cash equivalents or invested in securities issued or directly guaranteed by the U.S. Government, including U.S. Treasury bills, notes and bonds.

The market values of the Fund's investments and correspondingly the Fund's share price will vary inversely with changes in prevailing interest rates and in response to other bond market factors, such as changes in the supply and demand for mortgage-backed securities.

Scudder High Yield Bond Fund is a diversified investment company which seeks a high level of current income and, secondarily, capital appreciation through investment primarily in below investment-grade domestic debt securities. In pursuit of its investment objectives, the Fund, under normal market conditions, invests at least 65% of its total assets in high yield, below investment-grade domestic debt securities sometimes referred to as "junk" bonds. Such bonds involve a greater risk of default and price volatility than U.S. Government bonds and other high-quality fixed-income securities. Please refer to the attached Appendix for further information. The Fund defines "domestic debt securities" as securities of companies domiciled in the U.S. or organized under the laws of the U.S. or for which the U.S. trading market is a primary market. The Fund may invest up to 25% of its total assets in foreign securities, including those of emerging markets. The Fund considers "emerging markets" to include any country that is defined as an emerging or developing economy by any one of the International Bank for Reconstruction and Development (i.e., the World Bank), the International Finance Corporation or the United Nations or its authorities. The Fund invests primarily in medium- and long-term fixed- income securities. However, there is no limitation as to weighted average maturity of the Fund's portfolio and no restriction on the maturity of any individual security held in the portfolio.

Scudder Income Fund is a diversified investment company which seeks a high level of income, consistent with the prudent investment of capital, through a flexible investment program emphasizing high-grade bonds.

The Fund invests primarily in a broad range of high-grade, income-producing securities such as corporate bonds and government securities. All bonds purchased by the Fund will be investment-grade bonds. The majority of the Fund's assets are usually invested in intermediate and longer term fixed-income securities. The Fund may invest up to 25% of its assets in bonds rated Baa by Moody's or BBB by S&P, or, if unrated, in bonds of equivalent quality as determined by the Adviser.

Scudder International Bond Fund is a non-diversified investment company which seeks to provide income primarily by investing in a managed portfolio of high-grade debt securities denominated in foreign currencies. As a secondary objective, the Fund seeks protection and possible enhancement of principal value by actively managing currency, bond market and maturity exposure and by security selection.


To achieve its objectives, the Fund primarily invests in a managed portfolio of high-grade debt securities denominated in foreign currencies, including bonds denominated in the European Currency Unit (ECU). Portfolio investments will be selected on the basis of, among other things, yield, credit quality, and the fundamental outlooks for currency and interest rate trends in different parts of the globe, taking into account the ability to hedge a degree of currency or local bond price risk. The Fund will normally invest at least 65% of its total assets in bonds denominated in foreign currencies. The Fund will invest no more than 35% of the value of its total assets in U.S. debt securities. The Fund will invest no more than 15% of its total assets in debt securities rated below investment-grade, but no lower than B. Please refer to the attached Appendix for further information.


Scudder Short Term Bond Fund is a diversified investment company which seeks to provide a high level of income consistent with a high degree of principal stability by investing primarily in high quality, short-term bonds. The dollar-weighted average effective maturity of the Fund's portfolio may not exceed three years. The net asset value of the Fund is expected to fluctuate with changes in interest rates and bond market conditions, although this fluctuation should be more moderate than that of a fund with a longer average maturity. The Adviser, however, will attempt to minimize principal fluctuation through, among other things, diversification, credit analysis and security selection, and adjustment of the Fund's average portfolio maturity.


The Fund emphasizes high quality investments. Under normal market conditions, at least 65% of the Fund's net assets will be invested in (1) obligations of the U.S. Government, its agencies or instrumentalities, and (2) debt securities rated, at the time of purchase, in one of the two highest categories of S&P or Moody's.


In addition, the Fund will not invest in any debt security rated at the time of purchase below investment-grade.

The following Underlying Scudder Fund is an equity mutual fund which seeks a combination of income and growth of capital.

Scudder Growth and Income Fund is a diversified investment company which seeks long-term growth of capital, current income and growth of income. The Fund attempts to achieve its investment objective by investing primarily in dividend-paying common stocks, preferred stocks and securities convertible into common stocks of companies with long-standing records of earnings growth. The Fund may also purchase securities which do not pay current dividends but which offer prospects for growth of capital and future income. Convertible securities (which may be current coupon or zero coupon securities) are bonds, notes, debentures, preferred stocks and other securities which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The Fund may also invest in nonconvertible preferred stocks consistent with its objective.

The following Underlying Scudder Funds are equity mutual funds which seek long-term growth of capital.

Scudder Capital Growth Fund is a diversified investment company which seeks to maximize long-term capital growth through a broad and flexible investment program. The Fund invests in marketable securities, principally common stocks and, consistent with its objective of long-term capital growth, preferred stocks. The Fund is free to invest in a wide range of marketable securities which the Adviser believes offer the potential for long-term, above-average growth. The Fund looks for companies whose securities appear to present a favorable relationship between market price and opportunity. These may include securities of companies whose fundamentals or products may be of only average promise. The Fund may invest up to 20% of its net assets in debt securities when management anticipates that the capital appreciation on debt securities is likely to equal or exceed the capital appreciation on common stocks over a selected time, such as during periods of unusually high interest rates. Such debt securities may be rated below investment-grade, or of equivalent quality as determined by the Adviser. However, the Fund will invest no more than 10% of its net assets in securities rated B or lower.

Scudder Classic Growth Fund is a diversified investment company which seeks to provide long-term growth of capital and to keep the value of its shares more stable than other growth mutual funds.

Under normal market conditions, the Fund invests primarily in a diversified portfolio of common stocks which the Adviser believes offers above-average appreciation potential yet, as a portfolio, offers the potential for less share price volatility than other growth mutual funds.

In seeking such investments, the Adviser focuses its investment in high quality, medium-to-large sized U.S. companies with leading competitive positions.

The Fund allocates its investments widely among different industries and companies, and adjusts its portfolio securities based on long-term investment considerations as opposed to short-term trading. While the Fund emphasizes U.S. investments, it can commit a portion of assets to the equity securities of foreign growth companies that meet the criteria applicable to domestic investments.

The Fund can purchase other types of equity securities including securities convertible into common stocks, preferred stocks, rights and warrants. The Fund may invest up to 20% of its net assets in debt securities when the Adviser anticipates that the capital appreciation on debt securities is likely to equal or exceed the capital appreciation on common stocks over a selected time, such as during periods of unusually high interest rates.

Scudder Development Fund is a diversified investment company which seeks long-term growth of capital by investing primarily in securities of emerging growth companies. The Fund generally invests in equity securities, including common stocks and convertible securities, of relatively small or little-known companies, commonly referred to as emerging growth companies, that the Adviser believes have above-average earnings growth potential and/or may receive greater market recognition.

To help reduce risk, the Fund allocates its investments among many companies and different industries. In selecting industries and companies for investment, the Adviser will consider overall growth prospects, financial condition, competitive position, technology, research and development, productivity, labor costs, raw material costs and sources, profit margins, return on investment, structural changes in local economies, capital resources, the degree of governmental regulation or deregulation, management and other factors.


While the Fund generally emphasizes investments in companies domiciled in the U.S., it may invest in listed and unlisted foreign securities that meet the same criteria as the Fund's domestic holdings when the anticipated performance of foreign securities is believed by the Adviser to offer equal or more potential than domestic alternatives in keeping with the investment objective of the Fund. However, the Fund has no current intention of investing more than 20% of its net assets in foreign securities.


Scudder Emerging Markets Growth Fund is a non-diversified investment company which seeks long-term growth of capital primarily through equity investment in emerging markets around the globe. The Fund will invest in the Asia-Pacific region, Latin America, less developed nations in Europe, the Middle East and Africa, focusing investments in countries and regions where there appear to be the best value and appreciation potential, subject to considerations of portfolio diversification and liquidity. At least 65% of the Fund's total assets will be invested in the equity securities of emerging market issuers. The Fund considers "emerging markets" to include any country that is defined as an emerging or developing economy by any one of the International Bank for

Reconstruction and Development (i.e., the World Bank), the International Finance Corporation or the United Nations or its authorities. The Fund intends to allocate its investments among at least three countries at all times, and does not expect to concentrate in any particular industry. The Fund deems an issuer to be located in an emerging market if:

o    the issuer is organized under the laws of an emerging market country;

o    the issuer's principal securities trading market is in an emerging market;
     or

o at least 50% of the issuer's non-current assets, capitalization, gross revenue or profit in any one of the two most recent fiscal years is derived (directly or indirectly through subsidiaries) from assets or activities located in emerging markets.

The Fund's equity investments are common stock, preferred stock (either convertible or non-convertible), depository receipts and warrants. Equity securities may also be purchased through rights. Securities may be listed on securities exchanges, traded over-the-counter, or have no organized market. The Fund may invest in illiquid securities.

The Fund may invest up to 35% of its total assets in emerging market and domestic debt securities if the Adviser determines that the capital appreciation of debt securities is likely to equal or exceed the capital appreciation of equity securities. Under normal market conditions, the Fund may invest up to 35% of its assets in equity securities of issuers in the U.S. and other developed markets.

Scudder Global Discovery Fund is a diversified investment company which seeks above-average capital appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world. In pursuit of its objective, the Fund generally invests in small, rapidly growing companies which offer the potential for above-average returns relative to larger companies, yet are frequently overlooked and thus undervalued by the market. The Fund has the flexibility to invest in any region of the world. It can invest in companies based in emerging markets, typically the Far East, Latin America and lesser developed countries in Europe, as well as in firms operating in developed economies, such as those of the United States, Japan and Western Europe.

Under normal circumstances, the Fund invests at least 65% of its total assets in the equity securities of small companies. While the Adviser believes that smaller, lesser-known companies can offer greater growth potential than larger, more established firms, the former also involve greater risk and price volatility. To help reduce risk, the Fund expects, under normal market conditions, to diversify its portfolio widely by company, industry and country. The Fund intends to allocate investments among at least three countries at all times, one of which may be the U.S. The Fund invests primarily in companies whose individual equity market capitalization would place them in the same size range as companies in approximately the lowest 20% of world market capitalization as represented by the Salomon Brothers Broad Market Index, an index comprised of equity securities of more than 6,500 small-, medium- and large-sized companies based in 22 markets around the globe. Based on this policy, the companies held by the Fund typically will have individual equity market capitalizations of between approximately $50 million and $2 billion (although the Fund will be free to invest in smaller capitalization issues that satisfy the Fund's size standard). Furthermore, the median market capitalization of the companies in which the Fund invests will not exceed $750 million.

The Fund may invest up to 35% of its total assets in equity securities of larger companies located throughout the world and in investment-grade debt securities if the Adviser determines that the capital appreciation of debt securities is likely to exceed the capital appreciation of equity securities. The Fund may invest up to 5% of its net assets in debt securities rated below investment-grade.

Scudder Global Fund is a diversified investment company which seeks long-term growth of capital through a diversified portfolio of marketable securities, primarily equity securities, including common stocks, preferred stocks and debt securities convertible into common stocks. The Fund invests on a worldwide basis in equity securities of companies which are incorporated in the U.S. or in foreign countries. It also may invest in the debt securities of U.S. and foreign issuers.

The Fund will be invested usually in securities of issuers located in at least three countries, one of which may be the U.S. It is expected that investments will include companies of varying size as measured by assets, sales or capitalization. The Fund generally invests in equity securities of established companies listed on U.S. or foreign securities exchanges, but also may invest in securities traded over-the-counter. It also may invest in debt securities convertible into common stock, convertible and non-convertible preferred stock, and fixed-income securities of governments, government agencies, supranational agencies and companies when the Adviser believes the potential for appreciation will equal or exceed that available from investments in equity securities. These debt and fixed-income securities will be investment-grade, except that the Fund may invest up to 5% of its total assets in debt securities rated below investment-grade.

Scudder Gold Fund is a non-diversified investment company which seeks maximum return (principal change and income) consistent with investing in a portfolio of gold-related equity securities and gold.


The Fund pursues its objective primarily through a portfolio of gold-related investments. Under normal market conditions, at least 65% of the Fund's total assets will be invested in (1) equity securities (defined as common stock, investment-grade preferred stock and debt securities that are convertible into or exchangeable for common stock) of U.S. and foreign companies primarily engaged in the exploration, mining, fabrication, processing or distribution of gold, (2) gold bullion, and (3) gold coins. A company will be considered "primarily engaged" in a business or an activity if it devotes or derives at least 50% of its assets, revenues and/or operating earnings from that business or activity. The remaining 35% of the Fund's assets may be invested in any precious metals other than gold; in equity securities of companies engaged in activities primarily relating to precious metals and minerals other than gold; in investment-grade debt securities, including zero coupon bonds, of companies engaged in activities relating to gold or other precious metals and minerals; in certain debt securities, a portion of the return on which is indexed to the price of precious metals. In addition, the Fund may engage in Strategic Transactions and, to a limited extent, may invest in illiquid and restricted securities.


Consistent with applicable state securities laws, up to 10% of the Fund's total assets may be invested directly in gold, silver, platinum and palladium bullion and in gold and silver coins. In addition, the Fund's assets may be invested in wholly owned subsidiaries of the Scudder Mutual Funds, Inc., of which the Fund is a series, that invest in gold, silver, platinum and palladium bullion and in gold and silver coins.

Scudder International Fund is a diversified investment company which seeks long-term growth of capital primarily through a diversified portfolio of marketable foreign equity securities. The Fund invests in companies, wherever organized, which do business primarily outside the United States. The Fund intends to diversify investments among several countries and to have represented in the portfolio, in substantial proportions, business activities in not less than three different countries. The Fund does not intend to concentrate investments in any particular industry.

The Fund's investments are generally denominated in foreign currencies. The strength or weakness of the U.S. dollar against these currencies is responsible for part of the Fund's investment performance.

The Fund may invest up to 20% of its total assets in investment-grade debt securities except that the Fund may not invest more than 5% of its total assets in debt securities which are rated below investment-grade.

Scudder Latin America Fund is a non-diversified investment company which seeks to provide long-term capital appreciation through investment primarily in the securities of Latin American issuers.

The Fund involves above-average investment risk. The Fund seeks to benefit from economic and political trends emerging throughout Latin America. These trends are supported by governmental initiatives designed to promote freer trade and market-oriented economies. The Adviser believes that efforts by Latin American countries to, among other things, reduce government spending and deficits, control inflation, lower trade barriers, stabilize currency exchange rates, increase foreign and domestic investment and privatize state-owned companies, will set the stage for attractive investment returns over time.

At least 65% of the Fund's total assets will be invested in the securities of Latin American issuers, and 50% of the Fund's total assets will be invested in Latin American equity securities. To meet its objective to provide long-term capital appreciation, the Fund normally invests at least 65% of its total assets in equity securities. The Fund considers Latin American countries to include Mexico, Central America, South America and the Spanish-speaking islands of the Caribbean. The Fund defines securities of Latin American issuers as follows:

o Securities of companies organized under the laws of a Latin American country or for which the principal securities trading market is in Latin America;

o Securities issued or guaranteed by the government of a country in Latin America, its agencies or instrumentalities, political subdivisions or the central bank of such country;

o Securities of companies, wherever organized, when at least 50% of an issuer's non-current assets, capitalization, gross revenue or profit in any one of the two most recent fiscal years represents (directly or indirectly through subsidiaries) assets or activities located in Latin America; or

o Securities of Latin American issuers, as defined above, in the form of depositary shares.

The Fund may invest in debt securities when management anticipates that the potential for capital appreciation is likely to equal or exceed that of equity securities, and which are unrated, rated or the equivalent of those rated below investment-grade although the Fund will not invest more than 10% of its net assets in securities rated B or lower by Moody's and S&P and may invest in securities rated C by Moody's or D by S&P. Please refer to the attached Appendix for further information.

Scudder Micro Cap Fund is a diversified investment company which seeks long-term growth of capital by investing primarily in a diversified portfolio of U.S. micro-capitalization ("micro-cap") common stocks.

The Fund seeks to provide long-term growth of capital by investing, under normal market conditions, at least 80% of its assets in common stocks issued by U.S. micro-cap companies. The Fund will typically invest in companies that, at the time of purchase, are smaller than the smallest stocks in the Russell 2000 Index at its annual reconstitution. The median market capitalization (i.e., current stock price times shares outstanding) of the portfolio is not expected to exceed $125 million.

While the Fund invests predominantly in common stocks, it can purchase other types of securities, including preferred stocks, convertible or non-convertible securities, rights and warrants. Securities may be listed on national exchanges or traded over-the-counter. The Fund may invest up to 20% of its assets in U.S. Treasuries, agency and instrumentality obligations, may enter into repurchase agreements and may engage in strategic transactions to increase stock market participation, enhance liquidity and manage transaction costs.

Scudder Pacific Opportunities Fund is a non-diversified investment company which seeks long-term growth of capital through investment primarily in the equity securities of Pacific Basin companies, excluding Japan.

The Fund invests, under normal market conditions, at least 65% of its assets in the equity securities of Pacific Basin companies. Pacific Basin countries include Australia, the Peoples Republic of China, India, Indonesia, Malaysia, New Zealand, the Philippines, Sri Lanka, Pakistan and Thailand, as well as Hong Kong, Singapore, South Korea and Taiwan--the so-called "four tigers." The Fund may invest in other countries in the Pacific Basin when their markets become sufficiently developed. The Fund will not, however, invest in Japanese securities. The Fund intends to allocate investments among at least three countries at all times and does not expect to concentrate investments in any particular industry. The Fund defines securities of Pacific Basin companies as follows:

o Securities of companies organized under the laws of a Pacific Basin country or for which the principal securities trading market is in the Pacific Basin; or

o Securities of companies, wherever organized, when at least 50% of a company's non-current assets, capitalization, gross revenue or profit in any one of the two most recent fiscal years represents (directly or indirectly through subsidiaries) assets or activities located in the Pacific Basin.

Under normal market conditions, the Fund may invest up to 35% of its assets in equity securities of U.S. and other non-Pacific Basin issuers (excluding Japan). The Fund may invest up to 35% of its total assets in foreign and domestic high-grade debt securities if the Adviser determines that the capital appreciation of debt securities is likely to equal or exceed the capital appreciation of equity securities.

Scudder Quality Growth Fund is a diversified investment company which seeks to provide long-term growth of capital through investment primarily in the equity securities of seasoned, financially-strong U.S. growth companies.

The Fund's equity investments consist of common stocks, preferred stocks and securities convertible into common stocks of companies which are of above-average financial quality and offer the prospect for above-average growth in earnings, cash flow or assets relative to the overall market as defined by the Standard & Poor's 500 Composite Price Index ("S&P 500").

The Fund invests at least 65% of its total assets in the equity securities of seasoned, financially- strong U.S. growth companies which are considered to be of above-average financial quality. The common stocks issued by these companies qualify, at the time of purchase, for one of the three highest equity ranking categories (A+, A or A-) of S&P or, if not ranked by S&P, are judged to be of comparable quality by the Adviser. Rankings by S&P are not an appraisal of a company's creditworthiness, as is true for S&P's debt security ratings, nor are these rankings intended as a forecast of future stock market performance. In addition to using S&P rankings of earnings and dividends of common stocks, the

Adviser conducts its own analysis of a company's history, current financial position, and earnings prospects.

The Fund allocates its investments among different industries and companies, and adjusts its portfolio securities based on long-term investment considerations as opposed to short-term trading. While the Fund emphasizes U.S. investments, it can commit a portion of assets to the equity securities of foreign growth companies which meet the criteria applicable to domestic investments. The Fund may invest in convertible securities which must be investment-grade.

Scudder Small Company Value Fund is a diversified investment company which invests for long-term growth of capital by seeking out undervalued stocks of small U.S. companies. In pursuit of long-term growth of capital, the Fund invests, under normal circumstances, at least 80% of its assets in the common stock of small U.S. companies. The Fund will invest in securities of companies that are similar in size to those in the Russell 2000(R) Index of small stocks. The median market capitalization (i.e., current stock price times shares outstanding) of the portfolio will be below $500 million. The Fund may continue to hold securities which have grown in market capitalization above the Russell 2000(R) Index, but will generally not add to these holdings.

Companies represented in the portfolio of the Fund typically have the following characteristics:

o Attractive valuations relative to the Russell 2000 Index--a widely used benchmark of small stock performance--based on measures such as price to earnings, price to book value and price to cash flow ratios.

o    Favorable trends in earnings growth rates and stock price momentum.

While the Fund invests predominantly in common stocks, it can purchase other types of equity securities including preferred stocks (either convertible or nonconvertible), rights and warrants. Securities may be listed on national exchanges or, more commonly, traded over-the-counter. The Fund may invest up to 20% of its assets in U.S. Treasury, agency and instrumentality obligations, may enter into repurchase agreements and may engage in strategic transactions, using such derivatives contracts as index options and futures, to increase stock market participation, enhance liquidity and manage transaction costs.

Scudder 21st Century Growth Fund is a diversified investment company which seeks long-term growth of capital by investing primarily in the securities of emerging growth companies poised to be leaders in the 21st century.

The Fund generally invests in equity securities, including common stocks and convertible securities, of relatively small or little-known companies, commonly referred to as emerging growth companies, with market capitalization typically below $750 million. The Adviser believes these companies are well-positioned for above-average earnings growth and/or greater market recognition. Such favorable prospects may be a result of new or innovative products or services a given company is developing or provides, products or services that have the potential to impact significantly the industry in which the company competes or to change dramatically customer behavior into the 21st century.

To help reduce risk in its search for high quality, emerging growth companies, the Adviser allocates the Fund's investments among many companies and different industries in the U. S. and, where opportunity warrants, abroad as well. Emerging growth companies are those with the ability, in the Adviser's opinion, to expand earnings per share by at least 15% per annum over the next three to five years at a minimum.

Scudder Value Fund is a diversified investment company which seeks long-term growth of capital through investment in undervalued equity securities. The Fund invests primarily in the equity securities of medium- to large-sized domestic companies with annual revenues or market capitalization of at least $600 million. The Adviser uses in-depth fundamental research and a proprietary computerized quantitative model to identify companies that are currently undervalued in relation to current and estimated future earnings and dividends. The investment process also involves an assessment of business risk, including the Adviser's analysis of the strength of a company's balance sheet, the accounting practices a company follows, the volatility of a company's earnings over time, and the vulnerability of earnings to changes in external factors, such as the general economy, the competitive environment, governmental action, and technological change. The Fund invests in the securities of companies that, in the opinion of its Adviser, are undervalued in the marketplace in relation to current and estimated future earnings and dividends. These companies generally sell at price-earnings ratios below the market average, as defined by the S&P
500. The Fund invests at least 80% of its assets in equity securities, which consist of common stocks, preferred stocks and securities convertible into common stocks.

While the Fund emphasizes U.S. investments, it can invest its assets in securities of foreign companies which meet the same criteria applicable to domestic investments. The Fund may invest up to 20% of its total assets in debt obligations, including zero coupon securities, may enter into repurchase agreements and may also engage in strategic transactions for hedging purposes and to seek to increase gain.

The debt securities in which the Fund may invest may be rated below investment-grade, although the Fund will invest no more than 10% of its net assets in securities rated B or lower by S&P or Moody's, and may not invest more than 5% of its net assets in securities rated C by Moody's or D by S&P. Please refer to the attached Appendix for further information.

Information about policies, investments and risks

In pursuing their investment objectives, each of the Underlying Scudder Funds is permitted to engage in a wide range of investment policies. The Underlying Scudder Funds' risks are determined by the nature of the securities held and the portfolio management strategies used by the Adviser. Certain of these policies are described below. Further information about the Underlying Scudder Funds is contained in the Appendix to this prospectus, and in the Statement of Additional Information. Also, detailed information is presented in the prospectuses of such funds.

Foreign securities. Each Underlying Scudder Fund (except Scudder Cash Investment Trust and Scudder GNMA Fund) may invest in foreign securities. Investments in foreign securities involve special considerations due to more limited information, higher brokerage costs, different accounting standards, thinner trading markets and the likely impact of foreign taxes on the income from securities. They may also entail certain other risks, such as the possibility of one or more of the following: imposition of dividend or interest withholding or confiscatory taxes; currency blockages or transfer restrictions; expropriation, nationalization or other adverse political or economic developments; less government supervision and regulation of securities exchanges, brokers and listed companies; and the difficulty of enforcing obligations in other countries. Purchases of foreign securities are usually made in foreign currencies and, as a result, an Underlying Scudder Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar. Further, it may be more difficult for an Underlying Scudder Fund's agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Certain markets may require payment for securities before delivery. An Underlying Scudder Fund's ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets. These risks are greater in emerging markets.

Debt securities. In general, the prices of debt securities rise when interest rates fall, and vice versa. This effect is usually more pronounced for longer-term debt securities.

The debt securities in which certain of the Underlying Scudder Funds may invest are rated, or determined by the Adviser to be the equivalent of those rated, by two nationally recognized rating organizations, Moody's and S&P. High quality securities are those rated in the two highest categories by Moody's (Aaa or Aa) or S&P (AAA or AA). High-grade securities are those rated in the three highest categories by Moody's (Aaa, Aa, or A) or by S&P (AAA, AA, or A). Investment-grade securities are those rated in the four highest categories by Moody's (Aaa, Aa, A, or Baa) or by S&P (AAA, AA, A or BBB).

Certain Underlying Scudder Funds may invest in debt securities which are rated below investment-grade; that is, rated below Baa by Moody's or BBB by S&P (commonly referred to as "junk bonds"). The lower the ratings of such debt securities, the greater their risks render them like equity securities. Moody's considers bonds it rates Baa to have speculative elements as well as investment-grade characteristics. Certain Underlying Scudder Funds may also make a portion of their below investment-grade investments in securities which are rated D by S&P or, if unrated, are of equivalent quality. Securities rated D may be in default with respect to payment of principal or interest. Additional information regarding the ratings of debt securities and the identity of those Underlying Scudder Funds that can invest in investment-grade or below investment-grade debt securities may be found in the section entitled "Description of the Underlying Scudder Funds" and in the Appendix to this prospectus.

To the extent an Underlying Scudder Fund invests in high-grade securities, it will be unable to avail itself of opportunities for higher income which may be available with lower grade investments. Conversely, although some lower-grade securities have produced higher yields in the past than the investment-grade securities, lower-grade securities are considered to be predominantly speculative and, therefore, carry greater risk. Please refer to the attached Appendix for further information.

Strategic Transactions and derivatives. Each Underlying Scudder Fund (except for Scudder Cash Investment Trust) may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements), to manage the effective maturity or duration of fixed-income securities in each Underlying Scudder Fund's portfolio or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

In the course of pursuing these investment strategies, each Underlying Scudder Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions"). Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of an Underlying Scudder Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes.

Strategic Transactions have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to an Underlying Scudder Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation an Underlying Scudder Fund can realize on its investments or cause an Underlying Scudder Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Underlying Scudder Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of an Underlying Scudder Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of an Underlying Scudder Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, an Underlying Scudder Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures contracts and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. The Strategic Transactions that an Underlying Scudder Fund may use and some of their risks are described more fully in Pathway Series' Statement of Additional Information and the Statement of Additional Information of certain Underlying Scudder Funds.

Investment restrictions of the Portfolio

The Portfolio has adopted certain fundamental policies which may not be changed without a vote of shareholders and which are designed to reduce the Portfolio's investment risk. The Portfolio may not borrow money except as a temporary measure for extraordinary or emergency purposes, or through reverse repurchase agreements and may not make loans except through the purchase of portfolio securities or through repurchase agreements. A complete description of these and other policies and restrictions is contained under "Investment Restrictions" in the Portfolio's Statement of Additional Information.

Risks of investing in the Portfolio

The Portfolio's risks are determined by the nature of the securities held by the Underlying Scudder Funds as well as the proportion of investment in each Underlying Scudder Fund pursuant to the portfolio management strategies used by the Adviser. The following are descriptions of certain risks related to investments in the Portfolio.

o As the investments in the Portfolio are concentrated within a group of Underlying Scudder Funds, the performance of the Portfolio is directly related to the investment performance of those Underlying Scudder Funds. The ability of the Portfolio to meet its investment objective is directly related to the ability of the Underlying Scudder Funds to meet their objectives as well as the allocation among those Underlying Scudder Funds by the Portfolio's portfolio management team.

o The Portfolio's share price will fluctuate in response to various market and economic factors related to both the stock and bond markets. Some of the Underlying Scudder Funds invest in debt securities making them subject to credit risk, interest rate risk and pre-payment risk. Also, the Portfolio invests in Underlying Scudder Funds that are in turn invested in international securities and thus are subject to additional risks of these investments including changes in foreign currency exchange rates and political risk.

For information about the investment techniques and the risks involved in the Underlying Scudder Funds, please refer to "Additional Information about policies, investments and risks" and the Appendix to this prospectus.

Distribution and performance information

The Portfolio intends to distribute net investment income and net realized capital gains in November or December to prevent application of federal excise tax, although an additional distribution may be made within three months of the Portfolio's fiscal year end, if necessary. Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared.

According to preference, shareholders may receive distributions in cash or have them reinvested in additional shares of the Portfolio. If an investment in the Portfolio is in the form of a retirement plan, then all distributions will automatically be reinvested in additional shares of the Portfolio.

Generally, dividends from net investment income are taxable to shareholders as ordinary income. Long-term capital gains distributions, if any, are taxable as long-term capital gains for federal income tax purposes, regardless of the length of time shareholders have owned their shares.

Short-term capital gains and any other taxable income distributions are taxable as ordinary income. Distributions received by the Portfolio from an Underlying Scudder Fund generally will be ordinary income dividends, includible in the Portfolio's net investment income, if paid from the Underlying Scudder Fund's net investment income, short-term capital gains or other taxable income. Distributions paid from an Underlying Scudder Fund's long-term capital gains, however, generally will be treated by the Portfolio as long-term capital gains for federal income tax purposes, regardless of how long the Portfolio held the Underlying Scudder Fund's shares.

The Portfolio sends detailed tax information to shareholders about the amount and type of its distributions by January 31 of the following year. It is anticipated that the Portfolio's turnover rate will not exceed 50% for the initial fiscal year.

Performance information

From time to time, quotations of the Portfolio's performance may be included in advertisements, sales literature, or shareholder reports. All performance figures are historical, show the performance of a hypothetical investment and are not intended to indicate future performance. "Total return" is the change in value of an investment in the Portfolio for a specified period. The "average annual total return" of the Portfolio is the average annual compound rate of return of an investment in the Portfolio assuming the investment has been held for one year, and the life of the Portfolio as of a stated ending date. "Cumulative total return" represents the cumulative change in value of an investment in the Portfolio for various periods. Total return calculations assume that all dividends and capital gains distributions during the period were reinvested in shares of the Portfolio. "Capital change" measures return from capital, including reinvestment of any capital gains distributions but does not include the reinvestment of dividends.

Performance will vary based upon, among other things, changes in market conditions and the level of the Underlying Scudder Funds' expenses.


Provided below are performance figures for the Scudder Managed Retirement Trust-Growth (the "MRT/Growth"), a collective investment trust for defined contribution plans offered by Scudder Trust Company, an affiliate of the Adviser. MRT/Growth invests its assets within the Scudder Family of Funds and has the same investment adviser, same lead portfolio manager and substantially similar investment objectives, policies and strategies as the Portfolio. MRT/Growth imposes a trustee fee and an audit fee at the trust level. The following performance figures are not necessarily indicative of the future performance of the Portfolio.


                     Average Annual Total Return for periods
                             ended October 31, 1996

                    1 Year      3 Years         Life of Fund
                    15.92%       11.03%            11.51%*

* For the period beginning August 23, 1993.

Portfolio organization

Scudder Pathway Series (the "Trust") is a diversified, open-end management investment company, commonly referred to as a "mutual fund," registered under the Investment Company Act of 1940 (the "1940 Act"). The Trust was organized as a Massachusetts business trust on July 1, 1994.

The Trust offers four portfolios: Conservative Portfolio, Balanced Portfolio, Growth Portfolio and International Portfolio. The Declaration of Trust provides that each Portfolio can offer additional classes of shares and the Board of Trustees has the ability to offer additional portfolios. Each Portfolio represents a separate series of shares and has different objectives and investment policies. Each Portfolio intends to qualify separately as a regulated investment company for the purposes of Subchapter M of the Internal Revenue Code.

The Portfolio's activities are supervised by its Board of Trustees. Shareholders have one vote for each share held on matters on which they are entitled to vote. The Portfolio is not required to hold, and has no current intention of holding, annual shareholder meetings, although special meetings may be called for purposes such as electing or removing Trustees, changing fundamental investment policies or approving an investment management contract.

Special Servicing Agreement

All the expenses of the Portfolio will be paid for in accordance with a Special Servicing Agreement (the "Agreement") entered into by the Adviser, the Underlying Scudder Funds, Scudder Service Corporation, Scudder Fund Accounting Corporation, Scudder Investor Services, Inc., Scudder Trust Company and the Portfolio. Under the Agreement, the Adviser will arrange for all services pertaining to the operation of the Portfolio including the services of Scudder Service Corporation and Scudder Fund Accounting Corporation as the Shareholder Servicing Agent and the Accounting Agent, respectively, for the Portfolio. If the officers of an Underlying Scudder Fund determine that the aggregate expenses of the Portfolio are less than the estimated savings to the Underlying Scudder Fund from the operation of the Portfolio, the Underlying Scudder Fund will bear those expenses in proportion to the average daily value of its shares owned by the Portfolio.

Consequently, no Underlying Scudder Fund will be expected to carry expenses that are in excess of the estimated savings to it. The estimated savings are expected to result from the reduction of shareholder servicing costs due to the elimination of separate shareholder accounts which either currently are or have potential to be invested in the Underlying Scudder Funds. The estimated savings produced by the operation of the Portfolio will most likely suffice to offset most, if not all, the expenses incurred by the Portfolio.

In the event that the aggregate financial benefits to the Underlying Scudder Funds do not exceed the costs of the Portfolio, the Adviser will pay, on behalf of the Portfolio, that portion of costs determined to be greater than the benefits.

All expenses of the Portfolio, excluding certain non-recurring and extraordinary expenses, will be paid for in accordance with the Agreement, including fees and expenses incurred in connection with membership in investment company organizations; fees and expenses of the Portfolio's accounting agent; brokers' commissions; legal, auditing and accounting expenses; taxes and governmental fees; the fees and expenses of the transfer agent; the expenses of and the fees for registering or qualifying securities for sale; the fees and expenses of Trustees, officers and employees of the Portfolio who are not affiliated with the Adviser; the cost of printing and distributing reports and notices to shareholders; and the fees and disbursements of custodians.

Certain Underlying Scudder Funds impose a fee upon the redemption or exchange of shares held less than one year. The fees, which range between 1% and 2% of the net asset value of the shares being redeemed or exchanged, are assessed and retained by the Underlying Scudder Funds for the benefit of the remaining shareholders. The fee is intended to encourage long-term investment in the Fund. The fee is not a deferred sales charge, is not a commission paid to the Adviser of its subsidiary and does not benefit the Adviser in any way. The Fund reserves the right to modify the terms of or terminate this fee at any time. As a shareholder of such Underlying Scudder Funds, the Portfolio will be subject to such fees. Under normal market conditions, the Portfolio will seek to avoid taking action that would result in the imposition of such a fee. However, in the event that a fee is incurred, the net assets of the Portfolio would be reduced by the amount of such fees that are assessed and retained by the Underlying Scudder Funds for the benefit of their shareholders.

Investment adviser

The Portfolio retains the investment management firm of Scudder, Stevens & Clark, Inc., a Delaware corporation, to manage the Portfolio's daily investment and business affairs subject to the policies established by the Board of

Trustees. The Trustees have overall responsibility for the management of the Trust under Massachusetts law.

Scudder, Stevens & Clark, Inc. is located at Two International Place, Boston, Massachusetts.

Transfer agent

Scudder Service Corporation, P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Adviser, is the transfer, shareholder servicing and dividend-paying agent for the Portfolio.

Underwriter

Scudder Investor Services, Inc., a subsidiary of the Adviser, is the Portfolio's principal underwriter. Scudder Investor Services, Inc. confirms, as agent, all purchases of shares of the Portfolio. Scudder Investor Relations is a telephone information service provided by Scudder Investor Services, Inc.

Accounting agent

Scudder Fund Accounting Corporation, a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the general accounting records of the Portfolio.

Custodian

State Street Bank and Trust Company is the custodian for the Portfolio.

Transaction information

For concise instruction on how to purchase, exchange or redeem shares, refer to pages 32 and 33.

Purchasing shares

Purchases are executed at the next calculated net asset value per share after the Portfolio's transfer agent receives the purchase request in good order. Purchases are made in full and fractional shares. (See "Share price.")

By check. If you purchase shares with a check that does not clear, your purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. Checks must be drawn on or payable through a U.S. bank. If you purchase shares by check and redeem them within seven business days of purchase, the Portfolio may hold redemption proceeds until the purchase check has cleared. If you purchase shares by federal funds wire, you may avoid this delay.

Redemption requests by telephone prior to the expiration of the seven-day period will not be accepted.

By wire. To open a new account by wire, first call Scudder at 1-800-225-5163 to obtain an account number. A representative will instruct you to send a completed, signed application to the transfer agent. Accounts cannot be opened without a completed, signed application and the Portfolio account number. Contact your bank to arrange a wire transfer to:

        The Scudder Funds
        State Street Bank and Trust Company
        Boston, MA 02101
        ABA Number 011000028
        DDA Account 9903-5552

Your wire instructions must also include:

-- the name of the Portfolio in which the money is to be invested, -- the account number of the Portfolio, and -- the name(s) of the account holder(s).

The account will be established once the application and money order are received in good order.You may also make additional investments of $100 or more to your existing account by wire.

By telephone order. Existing shareholders may purchase shares at a certain day's price by calling 1-800-225-5163 before the close of regular trading on the New York Stock Exchange (the "Exchange"), normally 4 p.m. eastern time, on that day. Orders must be for $10,000 or more and cannot be for an amount greater than four times the value of your account at the time the order is placed. A confirmation with complete purchase information is sent shortly after your order is received. You must include with your payment the order number given at the time the order is placed. If payment by check or wire is not received within three business days, the order is subject to cancellation and the shareholder will be responsible for any loss to the Portfolio resulting from this cancellation. Telephone orders are not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

By "AutoBuy." If you elected "AutoBuy" for your account, you can call toll-free to purchase shares. The money will be automatically transferred from your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "AutoBuy," call 1-800-225-5163 for more information.

To purchase additional shares, call 1-800-225-5163. Purchases must be for at least $250 but not more than $250,000. Proceeds in the amount of your purchase will be transferred from your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. "AutoBuy" requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day.

If you purchase shares by "AutoBuy" and redeem them within seven days of the purchase, the Portfolio may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account, the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. "AutoBuy" transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

By exchange. Your new account will have the same registration and address as your existing account.

The exchange requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. Please call 1-800-225-5163 for more information, including information about the transfer of special account features.

You can also make exchanges on SAIL, the Scudder Automated Information Line, by calling 1-800-343-2890.

Redeeming shares

The Portfolio allows you to redeem shares (i.e., sell them back to the Portfolio) without redemption fees.

By telephone. This is the quickest and easiest way to sell Portfolio shares. If you elected telephone redemption to your bank on your application, you can call to request that federal funds be sent to your authorized bank account. If you did not elect telephone redemption to your bank on your application, call 1-800-225-5163 for more information.

Redemption proceeds will be wired to your bank unless otherwise requested. If your bank cannot receive federal reserve wires, redemption proceeds will be mailed to your bank. There will be a $5 charge for all wire redemptions.

You can also make redemptions on SAIL by calling 1-800-343-2890.

If you open an account by wire, you cannot redeem shares by telephone until the Portfolio's transfer agent has received your completed and signed application. Telephone redemption is not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

In the event that you are unable to reach the Portfolio by telephone, you should write to the Portfolio; see "How to contact Scudder" for the address.

By "AutoSell." If you elected "AutoSell" for your account, you can call toll-free to redeem shares. The money will be automatically transferred to your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "AutoSell," call 1-800-225-5163 for more information.

To redeem shares, call 1-800-225-5163. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. "AutoSell" requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day.

"AutoSell" transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

Signature guarantees. For your protection and to prevent fraudulent redemptions, on written redemption requests in excess of $50,000 we require an original signature and an original signature guarantee for each person in whose name the account is registered. (The Portfolio reserves the right, however, to require a signature guarantee for all redemptions.) You can obtain a signature guarantee from most banks, credit unions or savings associations, or from broker/dealers, municipal securities broker/dealers, government securities broker/dealers, national securities exchanges, registered securities associations, or clearing agencies deemed eligible by the Securities and Exchange Commission. Signature guarantees by notaries public are not acceptable. Redemption requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. For more information, please call 1-800-225-5163.

Telephone transactions


Shareholders automatically receive the ability to exchange by telephone and the right to redeem by telephone up to $100,000 to their address of record. Shareholders also may, by telephone, request that redemption proceeds be wired to a predesignated bank account. The Portfolio uses procedures designed to give reasonable assurance that telephone instructions are genuine, including recording telephone calls, testing a caller's identity and sending written confirmation of telephone transactions. If the Portfolio does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Portfolio will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.


Share price

Purchases and redemptions, including exchanges, are made at the Portfolio's net asset value. Scudder Fund Accounting Corporation determines net asset value per share as of the close of regular trading on the Exchange, normally 4 p.m. eastern time, on each day the Exchange is open for trading. Net asset value per share is calculated by dividing the value of total assets of the Portfolio, less its liabilities, by the total number of shares of the Portfolio outstanding.

Processing time

All purchase and redemption requests must be received in good order by the Portfolio's transfer agent. Those requests received by the close of regular trading on the Exchange are executed at the net asset value per share calculated at the close of trading that day.

Purchase and redemption requests received after the close of regular trading on the Exchange will be executed the following business day.

If you wish to make a purchase of $500,000 or more, you should notify Scudder Investor Relations by calling 1-800-225-5163.

The Portfolio will normally send your redemption proceeds within one business day following the redemption request, but may take up to seven business days (or longer in the case of shares recently purchased by check).

Purchase restrictions

Purchases and sales should be made for long-term investment purposes only. The Trust and Scudder Investor Services, Inc. each reserves the right to reject purchases of Portfolio shares (including exchanges) for any reason including when a pattern of frequent purchases and sales made in response to short-term fluctuations in the Portfolio's share price appears evident.

Tax information

A redemption of shares, including an exchange into another Portfolio or Scudder fund, is a sale of shares and may result in a gain or loss for income tax purposes.

Tax identification number

Be sure to complete the Tax Identification Number section of the Portfolio's application when you open an account. Federal tax law requires the Portfolio to withhold 31% of taxable dividends, capital gains distributions and redemption and exchange proceeds from accounts (other than those of certain exempt payees) without a certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required. The Portfolio reserves the right to reject new account applications without a certified Social Security or tax identification number. The Portfolio also reserves the right, following 30 days' notice, to redeem all shares in accounts without a certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the Portfolio with a tax identification number during the 30-day notice period.


Minimum balances

Shareholders should maintain a share balance worth at least $2,500, which amount may be changed by the Board of Trustees. Scudder retirement plans and certain other accounts have similar or lower minimum balance requirements. The initial investment and minimum account balance for fiduciary accounts such as IRAs will increase from $500 to $1,000 per fund account, while the subsequent minimum investment will remain at $50. A shareholder may open a regular account with a minimum of $1,000, if an investment program of at least $100 per month is established.

Shareholders with non-fiduciary accounts who maintain an account balance of less than $2,500 in the Portfolio without establishing a regular investment program may be assessed an annual $10.00 per fund charge with the fee to be paid to the Portfolio. The $10.00 charge will not apply to shareholders with a combined household account balance (same surname, same address) in any of the Scudder Funds of $25,000 or more. The Portfolio reserves the right, following 60 days' written notice to shareholders, to redeem all shares in accounts below $250, where a reduction in value has occurred due to a redemption or exchange out of the account. The shareholder may restore the share balance to $250 or more during the 60-day notice period and must maintain it at no lower than that minimum to avoid an involuntary redemption. The Portfolio will mail the proceeds of the redeemed account to the shareholder. Reductions in value that result solely from market activity will not trigger an involuntary redemption. Retirement accounts and certain other accounts will not be assessed the $10.00 charge or be subject to automatic liquidation. Please refer to "Exchanges and Redemptions -- Other information" in the Portfolio's Statement of Additional Information.

Third party transactions

If purchases and redemptions of Portfolio shares are arranged and settlement is made at an investor's election through a member of the National Association of Securities Dealers, Inc., other than Scudder Investor Services, Inc., that member may, at its discretion, charge a fee for that service.

Shareholder benefits

Experienced professional management

Scudder Stevens & Clark, Inc., one of the nation's most experienced investment management firms, actively manages your Scudder fund investment. Professional management is an important advantage for investors who do not have the time or expertise to invest directly in individual securities.

A team approach to investing

Scudder Pathway Series: Growth Portfolio is managed by a team of Scudder investment professionals who each play an important role in the Portfolio's management process. Team members work together to develop investment strategies and select Underlying Funds for the Portfolio. They are supported by Scudder's large staff of portfolio managers, economists, research analysts, traders and other investment specialists. Scudder believes its team approach benefits the Portfolio's investors by bringing together many disciplines and leveraging Scudder's extensive resources. All members of the Pathway investment team are members of Scudder's Global Asset Allocation Committee. This group is responsible for analyzing the global economy and capital markets, integrating information from the firm's equity and fixed income specialists, and developing the outlook for the investment characteristics of the major markets in which the Portfolio invests.

Lead Portfolio Manager Benjamin W. Thorndike, who has 17 years of investment experience, joined Scudder in 1983 as a portfolio manager. Since 1986, he has served as a portfolio manager for Scudder Growth and Income Fund. Mr. Thorndike will develop portfolio strategy utilizing the research, analysis and guidance provided by other members of the investment team. Cornelia Small, Portfolio Manager, is Director of Global Equity Investments and Chairman of the Capital Markets Group, and has also served as Director of Global Equity Research. Margaret (Peg) Hadzima, Portfolio Manager, is Director of Scudder's Institutional Group, which includes a focus on asset allocation strategy. Ms. Hadzima has 23 years of experience in fixed-income investing during which she has served as Director of Global Bond Research and Chairman of Global Bond Strategy. Philip Fortuna, Portfolio Manager, joined Scudder in 1986 as manager of institutional equity accounts. He has served as Director of Quantitative Research and Director of Investment Operations. Mr. Fortuna is Lead Portfolio Manager for Scudder Small Company Value Fund, as well as a portfolio manager for Scudder Micro Cap Fund. Maureen Allyn, Portfolio Manager, is Scudder's Chief Economist, a position she has held since 1989, and is responsible for analyzing both the world and U.S. economies.

SAIL(TM)--Scudder Automated Information Line

For personalized account information including fund prices, yields and account balances, to perform transactions in existing Scudder fund or portfolio accounts, or to obtain information on any Scudder fund or portfolio, shareholders can call Scudder's Automated Information Line (SAIL) at 1-800-343-2890, 24 hours a day. During periods of extreme economic or market changes, or other conditions, it may be difficult for you to effect telephone transactions in your account. In such an event you should write to the Portfolio; please see "How to contact Scudder" for the address.

Investment flexibility

Scudder offers toll-free telephone exchange between funds at current net asset value. You can move your investments among money market, income, growth, tax-free and growth and income funds with a simple toll-free call or, if you prefer, by sending your instructions through the mail or by fax. Telephone and fax redemptions and exchanges are subject to termination and their terms are subject to change at any time by the Portfolio or the transfer agent. In some cases, the transfer agent or Scudder Investor Services, Inc. may impose additional conditions on telephone transactions.

Dividend reinvestment plan

You may have dividends and distributions automatically reinvested in additional Portfolio shares. Please call 1-800-225-5163 to request this feature.

Shareholder statements

You receive a detailed account statement every time you purchase or redeem shares. All of your statements should be retained to help you keep track of account activity and the cost of shares for tax purposes.

Shareholder reports

In addition to account statements, you receive periodic shareholder reports highlighting relevant information, including investment results and a review of portfolio changes.To reduce the volume of mail you receive, only one copy of most Portfolio reports, such as the Portfolio's Annual Report, may be mailed to your household (same surname, same address). Please call 1-800-225-5163 if you wish to receive additional shareholder reports.

Newsletters

Four times a year, Scudder sends you Perspectives, an informative newsletter covering economic and investment developments, service enhancements and other topics of interest to Scudder fund investors.

Scudder Funds Centers

As a convenience to shareholders who like to conduct business in person, Scudder Investor Services, Inc. maintains Funds Centers in Boca Raton, Boston, Chicago, New York, and San Francisco.

T.D.D. service for the hearing impaired

Scudder's full range of investor information and shareholder services is available to hearing impaired investors through a toll-free T.D.D. (Telephone Device for the Deaf) service. If you have access to a T.D.D., call 1-800-543-7916 for investment information or specific account questions and transactions.

Scudder tax-advantaged retirement plans

Scudder offers a variety of tax-advantaged retirement plans for individuals, businesses and non-profit organizations. These flexible plans are designed for use with the Scudder Family of Funds (except Scudder tax-free funds, which are inappropriate for such plans). Scudder Funds offer a broad range of investment objectives and can be used to seek almost any investment goal. Using Scudder's retirement plans can help shareholders save on current taxes while building their retirement savings.

o Scudder No-Fee IRAs. These retirement plans allow a maximum annual contribution of $2,000 per person for anyone with earned income. Many people can deduct all or part of their contributions from their taxable income, and all investment earnings accrue on a tax deferred basis. The Scudder No-Fee IRA charges no annual custodial fee.

o 401(k) Plans. 401(k) plans allow employers and employees to make tax-deductible retirement contributions. Scudder offers a full service program that includes recordkeeping, prototype plan, employee communications and trustee services, as well as investment options.

o Profit Sharing and Money Purchase Pension Plans. These plans allow corporations, partnerships and people who are self-employed to make annual, tax-deductible contributions of up to $30,000 for each person covered by the plans. Plans may be adopted individually or paired to maximize contributions. These are sometimes known as Keogh plans.

o 403(b) Plans. Retirement plans for tax-exempt organizations and school systems to which employers and employees may both contribute.

o SEP-IRAs. Easily administered retirement plans for small businesses and self-employed individuals. The maximum annual contribution to SEP-IRA accounts is adjusted each year for inflation.

o Scudder Horizon Plan. A no-load variable annuity that lets you build assets by deferring taxes on your investment earnings. You can start with $2,500 or more.

Scudder Trust Company (an affiliate of the Adviser) is Trustee or Custodian for some of these plans and is paid an annual fee for some of the above retirement plans. For information about establishing a Scudder No-Fee IRA, SEP-IRA, Profit Sharing Plan, Money Purchase Pension Plan or a Scudder Horizon Plan, please call 1-800-225-2470. For information about 401(k)s or 403(b)s please call 1-800-323-6105. To effect transactions in existing IRA, SEP-IRA,

Profit Sharing or Pension Plan accounts, call 1-800-225-5163.

The variable annuity contract is provided by Charter National Life Insurance Company (in New York State, Intramerica Life Insurance Company [S 1802]). The contract is offered by Scudder Insurance Agency, Inc. (in New York State, Nevada and Montana, Scudder Insurance Agency of New York, Inc.). CNL, Inc. is the Principal Underwriter. Scudder Horizon Plan is not available in all states.

Trustees and Officers

David S. Lee*
    President and Trustee

Daniel Pierce*
    Vice President and Trustee

Edgar R. Fiedler
    Trustee; Vice President and Economic Counsellor, The Conference Board, Inc.

Dr. J.D. Hammond
    Trustee; Dean, Smeal College of Business Administration, Pennsylvania State University

Richard M. Hunt
    Trustee; University Marshal and Senior Lecturer, Harvard University

Jerard K. Hartman*
    Vice President

Thomas W. Joseph*
    Vice President

Juris Padegs*
    Vice President

Thomas F. McDonough*
    Vice President and Secretary

Pamela A. McGrath*
    Vice President and Treasurer

Edward J. O'Connell*
    Vice President and Assistant Treasurer

Kathryn L. Quirk*
    Vice President and Assistant Secretary

Coleen Downs Dinneen*
    Assistant Secretary

*Scudder, Stevens & Clark, Inc

Investment products and services

The Scudder Family of Funds

Money Market

Scudder Cash Investment Trust
Scudder U.S. Treasury Money Fund

Tax Free Money Market+

Scudder Tax Free Money Fund
Scudder California Tax Free Money Fund*
Scudder New York Tax Free Money Fund*

Tax Free+

Scudder California Tax Free Fund*
Scudder High Yield Tax Free Fund
Scudder Limited Term Tax Free Fund
Scudder Managed Municipal Bonds
Scudder Massachusetts Limited Term Tax Free Fund*
Scudder Massachusetts Tax Free Fund*
Scudder Medium Term Tax Free Fund
Scudder New York Tax Free Fund*
Scudder Ohio Tax Free Fund*
Scudder Pennsylvania Tax Free Fund*

Growth and Income

Scudder Balanced Fund
Scudder Growth and Income Fund

Income

Scudder Emerging Markets Income Fund
Scudder Global Bond Fund
Scudder GNMA Fund
Scudder High Yield Bond Fund
Scudder Income Fund
Scudder International Bond Fund
Scudder Short Term Bond Fund
Scudder Zero Coupon 2000 Fund

Growth

Scudder Capital Growth Fund
Scudder Classic Growth Fund
Scudder Development Fund
Scudder Emerging Markets Growth Fund
Scudder Global Discovery Fund
Scudder Global Fund
Scudder Gold Fund
Scudder Greater Europe Growth Fund
Scudder International Fund
Scudder Latin America Fund
Scudder Micro Cap Fund
Scudder Pacific Opportunities Fund
Scudder Quality Growth Fund
Scudder Small Company Value Fund
Scudder 21st Century Growth Fund
Scudder Value Fund
The Japan Fund

Asset Allocation

Scudder Pathway Series:  Conservative Portfolio
Scudder Pathway Series:  Balanced Portfolio
Scudder Pathway Series:  Growth Portfolio
Scudder Pathway Series:  International Portfolio

Retirement Plans and Tax-Advantaged Investments

IRAs
Keogh Plans
Scudder Horizon Plan*+++  (a variable annuity)
401(k) Plans
403(b) Plans
SEP-IRAs
Profit Sharing and Money Purchase Pension Plans

Closed-End Funds#

The Argentina Fund, Inc.
The Brazil Fund, Inc.
The First Iberian Fund, Inc.
The Korea Fund, Inc.
The Latin America Dollar Income Fund, Inc.
Montgomery Street Income Securities, Inc.
Scudder New Asia Fund, Inc.
Scudder New Europe Fund, Inc.
Scudder World Income  Opportunities Fund, Inc.

Institutional Cash Management

Scudder Institutional Fund, Inc.
Scudder Fund, Inc.
Scudder Treasurers Trust(TM)++


For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *Not available in all states. +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder, Stevens & Clark, Inc., are traded on various stock exchanges. ++For information on Scudder Treasurers Trust,(TM) an institutional cash management service that utilizes certain portfolios of Scudder Fund, Inc. ($100,000 minimum), call 1-800-541-7703.

  How to contact Scudder

 Account Service and Information:                            Scudder Brokerage Services:

 For existing account             Scudder Investor           To receive information          Scudder Brokerage
 service and transactions         Relations                  about this discount             Services**
                                                             brokerage service and
                                  1-800-225-5163             to obtain an application        1-800-700-0820

 For personalized                 Scudder Automated           Please address all correspondence to:
 information about your           Information Line                     The Scudder Funds
 Scudder accounts;                (SAIL)                               P.O. Box 2291
 exchanges and                                                         Boston, Massachusetts
 redemptions; or                  1-800-343-2890                       02107-2291
 information on any
 Scudder fund
                                 Visit the Scudder World Wide Web Site at:

                                          http://funds.scudder.com

 Investment Information:                                     Or Stop by a Scudder Funds Center:

 To receive information          Scudder Investor            Many shareholders   enjoy  the  personal,   one-on-one
 about the Scudder funds,        Relations                   service of the  Scudder  Funds  Centers.  Check  for a
 for additional applications                                 Funds Center  near  you--they  can  be  found  in  the
 and prospectuses, or for        1-800-225-2470              following cities:
 investment questions

 For establishing 401(k) and     Scudder Defined             Boca Raton                   New York
 403(b) plans                    Contribution Services       Boston                       San Francisco
                                 1-800-323-6105              Chicago


 For information on Scudder Treasurers  Trust(TM),           For information on Scudder  Institutional  Funds*,
 an  institutional  cash  management  service  for           funds  designed  to  meet  the  broad   investment
 corporations, non-profit organizations and trusts           management  and  service  needs of banks and other
 which  utilizes  certain  portfolios  of  Scudder           institutions, call:  1-800-854-8525.
 Fund,    Inc.*    ($100,000    minimum),    call:
 1-800-541-7703.



Scudder Investor Relations and Scudder Funds Centers are services provided through Scudder Investor Services, Inc., Distributor.

* Contact Scudder Investor Services, Inc., Distributor, to receive a prospectus with more complete information, including management fees and expenses. Please read it carefully before you invest or send money.

** Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061--Member NASD/SIPC.

  Purchases


 Opening
 an account          Minimum initial investment: $2,500; IRAs $1,000
                     Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums.
                     See appropriate plan literature.

 Make checks         o  By Mail              Send your completed and signed application and check
 payable to "The
 Scudder Funds."
                                                 by regular mail to:        or            by express, registered,
                                                                                          or certified mail to:
                                                 The Scudder Funds                        Scudder Shareholder
                                                 P.O. Box 2291                            Service Center
                                                 Boston, MA                               42 Longwater Drive
                                                 02107-2291                               Norwell, MA
                                                                                          02061-1612

                     o  By Wire              Please see Transaction information--Purchasing shares--
                                             By wire for details, including the ABA wire transfer number.
                                             Then call 1-800-225-5163 for instructions.

                     o  In Person            Visit one of our Funds Centers to complete your application with the help of a Scudder representative. Funds Center
                                             locations are listed under Shareholder benefits.
 -----------------------------------------------------------------------------------------------------------------------
 Purchasing          Minimum additional investment: $100; IRAs $50
 additional          Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums.
 shares              See appropriate plan literature.



 Make checks         o  By Mail              Send a check with a Scudder investment slip, or with a letter of
 payable to "The                             instruction including your account number and the complete
 Scudder Funds."                             Fund name, to  the appropriate address listed above.

                     o  By Wire              Please see Transaction information--Purchasing shares--
                                             By wire for details, including the ABA wire transfer number.

                     o  In Person            Visit one of our Funds Centers to make an additional
                                             investment in your Scudder fund account. Funds Center
                                             locations are listed under Shareholder benefits.

                     o  By Telephone         Please see Transaction information--Purchasing shares--
                                             By AutoBuy for more details.

                     o  By Automatic         You may arrange to make investments on a regular basis
                        Investment Plan      through automatic deductions from your bank checking
                        ($50 minimum)        account. Please call 1-800-225-5163  for more information and an enrollment form.


  Exchanges and redemptions


 Exchanging        Minimum investments:  $2,500 to establish a new account;
 shares                                  $100 to exchange among existing accounts

                   o By Telephone     To speak with a service representative, call 1-800-225-5163 from
                                      8 a.m. to 8 p.m. eastern time or to access SAIL(TM), Scudder's Automated
                                      Information Line, call 1-800-343-2890 (24 hours a day).

                   o By Mail          Print or type your instructions and include:
                     or Fax             -   the name of the Fund and the account number you are exchanging from;
                                        -   your name(s) and address as they appear on your account;
                                        -   the dollar amount or number of shares you wish to exchange;
                                        -   the name of the Fund you are exchanging into;
                                        -   your signature(s) as it appears on your account; and
                                        -   a daytime telephone number.

                                      Send your instructions

                                      by regular mail to:     or  by express, registered,       or   by fax to:
                                                                  or certified mail to:


                                      The Scudder Funds           Scudder Shareholder                1-800-821-6234
                                      P.O. Box 2291               Service Center
                                      Boston, MA 02107-2291       42 Longwater Drive
                                                                  Norwell, MA 02061-1612
 -----------------------------------------------------------------------------------------------------------------------
 Redeeming         o By Telephone     To speak with a service representative, call 1-800-225-5163 from
 shares                               8 a.m. to 8 p.m. eastern time or to access SAIL(TM), Scudder's Automated
                                      Information Line, call 1-800-343-2890 (24 hours a day). You may have redemption proceeds sent to your predesignated bank account, or redemption proceeds of up to $100,000 sent to your address of record.


                   o By Mail          Send your instructions for redemption to the appropriate address or fax
                     or Fax           number above and include:

                                        - the name of the Fund and account number you are redeeming from;
                                        - your name(s) and address as they appear on your account;
                                        - the dollar amount or number of shares you wish to redeem;
                                        - your signature(s) as it appears on your account; and
                                        - a daytime telephone number.

                                      A signature guarantee is required for redemptions over $50,000.
                                      See Transaction information--Redeeming shares.

                   o By Automatic     You may arrange to receive automatic cash payments periodically.
                     Withdrawal       Call 1-800-225-5163 for more information and an enrollment form.
                     Plan


                                    APPENDIX

    DESCRIPTIONS OF CERTAIN RISKS RELATED TO VARIOUS SECURITIES INVESTED IN, AND INVESTMENT TECHNIQUES EMPLOYED BY, THE UNDERLYING SCUDDER FUNDS IN WHICH
                      SCUDDER PATHWAY SERIES: INTERNATIONAL
                              PORTFOLIO MAY INVEST


Repurchase agreements. If the seller under a repurchase agreement becomes insolvent, an Underlying Scudder Fund's right to dispose of the securities may be restricted. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the securities under a repurchase agreement, an Underlying Scudder Fund may encounter delay and incur costs before being able to sell the securities. Also, if a seller defaults, the value of such securities may decline before an Underlying Scudder Fund is able to dispose of them.

Convertible securities. While convertible securities generally offer lower yields than non-convertible debt securities of similar quality, their prices may reflect changes in the value of the underlying common stock. Convertible securities entail less credit risk than the issuer's common stock.

Non-diversified investment company. Certain Underlying Scudder Funds are classified as non-diversified investment companies under the Investment Company Act of 1940 (the "1940 Act"), which means that an Underlying Scudder Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. The investment of a large percentage of an Underlying Scudder Fund's assets in the securities of a small number of issuers may cause an Underlying Scudder Fund's share price to fluctuate more than that of a diversified investment company.

Dollar roll  transactions.  If the  broker/dealer to whom an Underlying  Scudder
Fund sells the securities underlying a dollar roll transaction becomes insolvent, an Underlying Scudder Fund's right to purchase or repurchase the securities may be restricted; the value of the securities may change adversely over the term of the dollar roll; the securities that an Underlying Scudder Fund is required to repurchase may be worth less than securities that an Underlying Scudder Fund originally held, and the return earned by an Underlying Scudder Fund with the proceeds of a dollar roll may not exceed transaction costs.

Zero coupon securities. Zero coupon securities are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current cash distributions of interest.

Illiquid or restricted investments. The absence of a trading market can make it difficult to ascertain a market value for illiquid or restricted investments. Disposing of illiquid or restricted investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for an Underlying Scudder Fund to sell them promptly at an acceptable price.

Indexed securities. Indexed securities may be positively or negatively indexed, so that appreciation of the reference instrument may produce an increase or a decrease in the interest rate or value at maturity of the security. In addition, the change in the interest rate or value at maturity of the security may be some multiple of the change in the value of the reference instrument. Thus, in addition to the credit risk of the security's issuer, an Underlying Scudder Fund will bear the market risk of the reference instrument.

Mortgage and other asset-backed securities. Unscheduled or early payments on the underlying mortgages may shorten the securities' effective maturities and lessen their growth potential. An Underlying Scudder Fund may agree to purchase or sell these securities with payment and delivery taking place at a future date. A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages, and expose an Underlying Scudder Fund to a lower rate of return upon reinvestment. To the extent that such mortgage-backed securities are held by an Underlying Scudder Fund, the prepayment right of mortgagors may limit the increase in net asset value of an Underlying Scudder Fund because the value of the mortgage-backed securities held by an Underlying Scudder Fund may not appreciate as rapidly as the price of non-callable debt securities. Asset-backed securities are subject to the risk of prepayment and the risk that the underlying loans will not be repaid.

Investing in emerging markets. Securities of many issuers in emerging markets may be less liquid and more volatile than securities of comparable domestic issuers. Emerging markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of an Underlying Scudder Fund is uninvested and no return is earned thereon. The inability of an Underlying Scudder Fund to make intended security purchases due to settlement problems could cause an Underlying Scudder Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to an Underlying Scudder Fund due to subsequent declines in value of the portfolio security or, if an Underlying Scudder Fund has entered into a contract to sell the security, in possible liability to the purchaser. Costs associated with transactions in foreign securities are generally higher than costs associated with transactions in U.S. securities. Such transactions also involve additional costs for the purchase or sale of foreign currency.

Foreign investment in certain emerging market debt obligations is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in certain emerging market debt obligations and increase the costs and expenses of an Underlying Scudder Fund. Certain emerging markets require prior governmental approval of investments by foreign persons, and/or impose additional taxes on foreign investors. These markets may also restrict investment opportunities in issuers in industries deemed important to national interests.

Certain emerging markets may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in an emerging market's balance of payments or for other reasons, a country could impose temporary restrictions on foreign capital remittances. An Underlying Scudder Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to an Underlying Scudder Fund of any restrictions on investments.

Throughout the last decade many emerging markets have experienced and continue to experience high rates of inflation. In certain countries inflation has at times accelerated rapidly to hyperinflationary levels, creating a negative interest rate environment and sharply eroding the value of outstanding financial assets in those countries. Increases in inflation could have an adverse effect on an Underlying Scudder Fund's non-dollar denominated securities and on the issuers of debt obligations generally.

Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. The securities markets, values of securities, yields and risks associated with securities markets in different countries may change independently of each other.

Investment in sovereign debt can involve a high degree of risk. Holders of sovereign debt (including an Underlying Scudder Fund) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part. Securities traded in certain emerging European securities markets may be subject to risks due to the inexperience of financial intermediaries, the lack of modern technology and the lack of a sufficient capital base to expand business operations. Additionally, former Communist regimes of a number of Eastern European countries had expropriated a large amount of property, the claims on which have not been entirely settled. There can be no assurance that an Underlying Scudder Fund's investments in Eastern Europe would not also be expropriated, nationalized or otherwise confiscated. Finally, any change in the leadership or policies of Eastern European countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities.

High yield/high risk securities. Certain Underlying Scudder Funds may invest in debt securities which are rated below investment-grade (hereinafter referred to as "lower rated securities") or which are unrated, but equivalent to those rated below investment- grade. The lower the ratings of such debt securities, the greater their risks render them like equity securities. These debt instruments generally offer a higher current yield than that available from higher grade issues, but typically involve greater risk and lesser liquidity.

The lack of a liquid secondary market for certain securities may also make it more difficult for an Underlying Scudder Fund to obtain accurate market quotations for purposes of valuing its portfolio and calculating its net asset value. Lower rated and unrated securities are especially subject to adverse changes in general economic conditions, to changes in the financial condition of their issuers, and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, issuers of these instruments may experience financial stress that could adversely affect their ability to make payments of principal and interest and increase the possibility of default. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of these securities especially in a market characterized by only a small amount of trading. Perceived credit quality in this market can change suddenly and unexpectedly, and may not fully reflect the actual risk posed by a particular lower rated or unrated security.


Securities lending. From time to time certain Underlying Scudder Funds may lend their portfolio securities to registered broker/dealers as described above. The risks of lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made to registered broker/dealers deemed by the Adviser to be of good standing and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk.

Investing in emerging growth companies. The investment risk associated with emerging growth companies is higher than that normally associated with larger, older companies due to the greater business risks of small size, the relative age of the company, limited product lines, distribution channels and financial and managerial resources. Further, there is typically less publicly available information concerning smaller companies than for larger, more established ones.

The securities of small companies are often traded over-the-counter and may not be traded in the volumes typical on a national securities exchange. Consequently, in order to sell this type of holding, an Underlying Scudder Fund may need to discount the securities from recent prices or dispose of the securities over a long period of time. The prices of this type of security may be more volatile than those of larger companies which are often traded on a national securities exchange.

Precious metals. Investments in precious metals and in precious metals-related securities and companies involve a relatively high degree of risk. Prices of gold and other precious metals can be influenced by a variety of global economic, financial and political factors and may fluctuate markedly over short periods of time. Among other things, precious metals values can be affected by changes in inflation, investment speculation, metal sales by governments or central banks, changes in industrial and commercial demand, and any governmental restrictions on private ownership of gold or other precious metals.

Correlation of gold and gold securities. The Adviser believes that the value of the securities of firms that deal in gold will correspond generally, over time, with the prices of the underlying metal. At any given time, however, changes in the price of gold may not strongly correlate with changes in the value of securities related to gold, which are expected to constitute part of certain Underlying Scudder Funds' assets. In fact, there may be periods in which the price of gold stocks and gold will move in different directions. The reason for this potential disparity is that political and economic factors, including behavior of the stock market, may have differing impacts on gold versus gold stocks.

Investing in Latin America. The Adviser believes that investment opportunities may result from recent trends in Latin America encouraging greater market orientation and less governmental intervention in economic affairs. Investors, however, should be aware that the Latin American economies have experienced considerable difficulties in the past decade. Although there have been significant improvements in recent years, the Latin American economies continue to experience challenging problems, including high inflation rates and high interest rates relative to the U.S. The emergence of the Latin American economies and securities markets will require continued economic and fiscal discipline which has been lacking at times in the past, as well as stable political and social conditions. Recovery may also be influenced by international economic conditions, particularly those in the U.S., and by world prices for oil and other commodities. There is no assurance that recent economic initiatives will be successful.


Certain risks associated with international investments and investing in smaller, developing capital markets are heightened for investments in Latin
American countries. For example, some of the currencies of Latin American countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made in certain of these currencies periodically. In addition, although there is a trend toward less government involvement in commerce, governments of many Latin American countries have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, the government still owns or controls many companies, including some of the largest in the country. Accordingly, government actions in the future could have a significant effect on economic conditions in Latin American countries, which could affect private sector companies and an Underlying Scudder Fund, as well as the value of securities in an Underlying Scudder Fund's portfolio.

Most Latin American countries have experienced substantial, and in some periods, extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain Latin American countries.

Certain Latin American countries are among the largest debtors to commercial banks and foreign governments. Some of these countries have in the past defaulted on their sovereign debt. Holders of sovereign debt (including an Underlying Scudder Fund) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

The limited size of many Latin American securities markets and limited trading volume in issuers compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of securities.

The portion of an Underlying Scudder Fund's assets invested directly in Chile may be less than the portions invested in other countries in Latin America because, at present, capital invested in Chile normally cannot be repatriated for as long as five years.

Borrowing. Although the principal of an Underlying Scudder Fund's borrowing will be fixed, an Underlying Scudder Fund's assets may change in value during the time a borrowing is outstanding, increasing exposure to capital risk.

Investing in the Pacific Basin. Certain Underlying Scudder Funds are susceptible to political and economic factors affecting issuers in Pacific Basin countries. Many of the countries of the Pacific Basin are developing both economically and politically. Pacific Basin countries may have relatively unstable governments, economies based on only a few commodities or industries, and securities markets trading infrequently or in low volumes. Some Pacific Basin countries restrict the extent to which foreigners may invest in their securities markets.
Securities of issuers located in some Pacific Basin countries tend to have volatile prices and may offer significant potential for loss as well as gain. Further, certain companies in the Pacific Basin may not have firmly established product markets, may lack depth of management, or may be more vulnerable to political or economic developments such as nationalization of their own industries.

Corporate and Municipal Bond Ratings. The following is a description of the ratings given by S&P and Moody's to corporate and municipal bonds. Should the rating of a portfolio security held by an Underlying Scudder Fund be downgraded, the Adviser will determine whether it is in the best interest of the Underlying Scudder Fund to retain or dispose of such security.

S&P:

Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighted by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating. The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued. The rating C1 is reserved for income bonds on which no interest is being paid. Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period had not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Moody's:

Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

This prospectus sets forth concisely the information about Scudder Pathway
Series: International Portfolio (the "Portfolio"), a diversified open-end management investment company, that a prospective investor should know before investing. Scudder Pathway Series is composed of four separate Portfolios with distinctly different investment objectives. Each Portfolio, one of which is offered herein, seeks to accomplish its objective by investing in a number of other Scudder funds (the "Underlying Scudder Funds"). Please retain this prospectus for future reference.

If you require more detailed information, a Statement of Additional Information dated November 15, 1996, as amended from time to time, may be obtained without charge by writing Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103 or calling 1-800-225-2470. The Statement, which is incorporated by reference into this prospectus, has been filed with the Securities and Exchange Commission.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Contents--see page 4.

Scudder
Pathway Series:  International
Portfolio

Prospectus
November 15, 1996


A pure no-load(TM) (no sales charges) mutual fund which seeks maximum total return by investing in a select mix of international and global Scudder Funds.

Expense information

This information is designed to help you understand the various costs and expenses that an investor in Scudder Pathway Series: International Portfolio will bear directly or indirectly. With Scudder's pure no-load(TM) portfolios and funds, you pay no commissions to purchase or redeem shares, or to exchange from one portfolio or fund to another. As a result, all of your investment goes to work for you.

1) Shareholder transaction expenses: Expenses charged directly to your individual account in the Portfolio for various transactions.

     Sales commissions to purchase shares (sales load)     NONE
     Commissions to reinvest dividends                     NONE
     Redemption fees                                       NONE*
     Fees to exchange shares                               NONE

2) Annual Portfolio operating expenses: Estimated expenses paid by the Portfolio before it distributes its net investment income, expressed as a percentage of the Portfolio's average daily net assets for the initial fiscal period.

     Investment management fee                           NONE
     12b-1 fees                                          NONE
     Other expenses                                      NONE
                                                         ----
     Total Portfolio operating expenses**                NONE

The Portfolio is expected to operate at a zero expense level. However, the Portfolio's shareholders will indirectly bear the Portfolio's pro rata share of fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested. The investment returns of the Portfolio, therefore, will be net of the Portfolio's share of the expenses of the Underlying Scudder Funds in which the Portfolio is invested. The chart on page 3 shows the expense ratios of each Underlying Scudder Fund after fee waiver or reimbursement where applicable, as of its most recent fiscal year end.

----------------
 * You may redeem by writing or calling the Portfolio. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information--Redeeming shares."

** The payment of the Portfolio's pro rata share of expenses is subject to the Special Servicing Agreement. Please refer to "Portfolio organization--Special Servicing Agreement."

Expense Ratios of the Underlying Scudder Funds

     Underlying Scudder Funds          Expense Ratio
     ------------------------          -------------
Money Market Fund
Scudder Cash Investment Trust               0.83%
Bond Mutual Funds
Scudder Emerging Markets Income Fund        1.50%
Scudder Global Bond Fund+                   1.00%
Scudder International Bond Fund             1.26%
Scudder Short Term Bond Fund                0.75%

     Underlying Scudder Funds          Expense Ratio
     ------------------------          -------------
Equity Mutual Funds
Scudder Emerging Markets Growth Fund+       2.00%
Scudder Global Discovery Fund               1.69%
Scudder Global Fund                         1.34%
Scudder Gold Fund                           1.50%
Scudder International Fund                  1.14%
Scudder Latin America Fund                  2.08%
Scudder Pacific Opportunities Fund          1.74%

Based on the foregoing, the range for the average weighted expense ratio borne by the Portfolio is expected to be 0.98% to 2.08%. A range is provided since the average assets of the Portfolio invested in each of the Underlying Scudder Funds will fluctuate.

Example

Using the midpoint of the ratios set forth above, the total pro rata expenses relating to a $1,000 investment, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by each Underlying Scudder Fund before it distributes its net investment income to the Portfolio. (As noted above, the Portfolio has no redemption fees of any kind.)

                    1 Year                      3 Years
                     $16                          $48

See "Portfolio organization--Special Servicing Agreement" for an explanation of the Special Servicing Agreement. This example assumes that the Portfolio reinvests all dividends and distributions paid by the Underlying Scudder Funds. This example should not be considered a representation of past or future expenses or returns. Actual expenses and returns of each Underlying Scudder Fund vary from year to year and may be higher or lower than those shown.

+The following funds maintained their expenses at the following rates for their respective fiscal periods: Scudder Emerging Markets Growth Fund: 2.00% and Scudder Global Bond Fund: 1.00%. If the Adviser had not maintained the Funds' expenses, the total return for the period would have been lower. Please see the appropriate Underlying Scudder Fund prospectus for details.

A mesage from Scudder's chairman

Scudder, Stevens & Clark, Inc., investment adviser to the Scudder Family of Funds, was founded in 1919. We offered America's first no-load mutual fund in 1928. Today, we manage in excess of $100 billion for many private accounts and over 50 mutual fund portfolios. We manage the mutual funds in a special program for the American Association of Retired Persons, as well as the fund options available through Scudder Horizon Plan, a tax-advantaged variable annuity. We also advise The Japan Fund and nine closed-end funds that invest in countries around the world.

The Scudder Family of Funds is designed to make investing easy and less costly. It includes money market, tax free, income and growth funds and offers IRAs, 401(k)s, Keoghs and other retirement plans.

Services available to all shareholders include toll-free access to the professional service representatives of Scudder Investor Relations, easy exchange among funds, shareholder reports, informative newsletters and the walk-in convenience of Scudder Funds Centers.

All Scudder mutual funds are pure no-load(TM). This means you pay no commissions to purchase or redeem your shares or to exchange from one fund to another. There are no "12b-1" fees either, which many other funds now charge to support their marketing efforts. All of your investment goes to work for you. We look forward to welcoming you as a shareholder.

/s/Daniel Pierce

Scudder Pathway Series: International Portfolio

Investment Objective

o    maximum total return

Investment Characteristics

o a professionally managed portfolio which allocates its investments among select international and global Scudder Funds

o provides exposure to a wide range of asset classes, securities and markets around the globe

o    no added fees or expenses  associated with the operation of Scudder Pathway
     Series: International Portfolio

o    appropriate for IRA, 401(k) and other retirement plans


Contents

Investment objective and policies                      5
Why invest in the Portfolio?                           6
Description of the Underlying
   Scudder Funds                                       7
Information about policies,
   investments and risks                              13
Investment restrictions of the Portfolio              15
Risks of investing in the Portfolio                   15
Distribution and performance information              16
Portfolio organization                                17
Transaction information                               18
Shareholder benefits                                  22
Trustees and Officers                                 25
Investment products and services                      26
How to contact Scudder                                27
Purchases                                             28
Exchanges and redemptions                             29
Appendix

Investment objective and policies


Scudder Pathway Series: International Portfolio (the "Portfolio") is one of four professionally managed, diversified portfolios of Scudder Pathway Series (the "Trust"). The Portfolio's investment objective is to maximize total return for investors. Total return consists of any capital appreciation plus dividend income and interest. To achieve this objective, the Portfolio invests in a select mix of established international and global Scudder Funds.


The Scudder Funds in which the Portfolio may invest are referred to as the "Underlying Scudder Funds," (see below). Some of these Underlying Scudder Funds are equity mutual funds which invest largely in stocks to achieve growth. Other Underlying Scudder Funds held by the Portfolio are bond mutual funds which focus on primarily seeking total return. Moreover, the Underlying Scudder Funds represent both multiple and single regions of the world as well as established versus emerging markets and economies.


The portfolio management team for the Portfolio allocates investments based on the outlook of the Fund's investment adviser, Scudder, Stevens & Clark, Inc. (the "Adviser"), for the financial markets, world economies and the relative performance potential of the Underlying Scudder Funds.

Under normal market conditions, at least 65% of the Portfolio's total assets will be invested in Underlying Scudder Funds investing primarily in non-domestic securities. The Portfolio defines "non-domestic" securities as securities of companies neither domiciled in the U.S. nor organized under the laws of the U.S. and for which the U.S. trading market is not a primary market. Under normal market conditions, the International Portfolio will invest at least 60% of total assets in equity mutual funds. The balance of the Portfolio's total assets will be invested in bond mutual funds or held in a money market fund, cash or cash equivalents. If, as a result of appreciation or depreciation, the percentage of the Portfolio's assets invested in the above categories exceeds or is less than the applicable range, the Adviser will consider, in its discretion, whether to reallocate the assets of the Portfolio to comply with the stated ranges.


The Portfolio will purchase or sell shares of Underlying Scudder Funds to: (a) accommodate purchases and sales of the Portfolio's shares, (b) change the percentages of the Portfolio's assets invested in each of the Underlying Scudder Funds in response to changing market conditions, and (c) maintain or modify the allocation of the Portfolio's assets in accordance with the investment mix described above. To provide for redemptions or for temporary defensive purposes, the Portfolio may invest without limit in cash or cash equivalents, including repurchase agreements, commercial paper and other types of money market instruments.

Except as otherwise indicated, the Portfolio's investment objective and policies are not fundamental and may be changed without a vote of shareholders. If there is a change in investment objective, shareholders should consider whether
-----------------------------------------------------
 Underlying   Scudder  Funds  in  which  the  Pathway
 International Portfolio may invest
 -----------------------------------------------------
   Equity  Mutual  Funds
     Scudder Emerging Markets Growth Fun
     Scudder Global Discovery Fund
     Scudder Global Fund
     Scudder Gold Fund
     Scudder International Fund
     Scudder Latin America Fund
     Scudder Pacific Opportunities Fund

   Bond Mutual Funds
     Scudder Emerging Markets Income Fund
     Scudder Global Bond Fund
     Scudder International Bond Fund
     Scudder Short Term Bond Fund


   Money Market Fund
     Scudder Cash Investment Trust
the Portfolio remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that the Portfolio's objective will be met.

For information about the investment objectives of each of the Underlying Scudder Funds, please refer to "Description of the Underlying Funds." For information about purchasing, exchanging or redeeming shares, refer to "Transaction information," "Purchases" and "Exchanges and redemptions."

Why invest in the Portfolio?

The Pathway Series Portfolios are designed for individuals and institutions who prefer to have their asset allocation decisions made by professional money managers, are looking for core investments for their investment portfolio and appreciate the advantages of broad diversification. Scudder Pathway Series:
International Portfolio seeks maximum total return (i.e., any capital appreciation plus dividend income and interest). Investing to achieve this goal, the International Portfolio's assets are carefully allocated among a wide selection of international and global mutual funds offered by the Scudder Family of Funds.

Pathway International Portfolio is designed to meet the needs of investors seeking to add--through a single pure no-load(TM) investment--diversified international exposure to their investment portfolio. The Portfolio may be most appropriate for long-term investors, including those planning for retirement using tax-advantaged retirement accounts including IRAs, 401(k) corporate employee savings plans and 403(b) non-profit organization savings plans.

The proliferation of mutual funds over the last several years and the increased responsibilities shouldered by employees for managing their retirement plan assets have left many investors in search of a simple means to manage their long-term investments. With new investment categories emerging each year and with each mutual fund reacting differently to political, economic and business events, many investors are forced to make complex investment decisions with limited experience, time and personal resources.

The Portfolio should appeal to those investors interested in an actively managed, broad approach to international investing. The allocation of assets within the Portfolio is determined by the Adviser according to fundamental and quantitative analysis. Shifts will be made among Underlying Scudder Funds and asset classes based on the Adviser's then current outlook for the financial markets and the world's economies. Because the Portfolio's assets will be adjusted only periodically and within the investment ranges described above, there should not be any sudden large-scale changes in the Portfolio's asset allocation. The Portfolio is not designed as a market timing vehicle, but rather as a cost-effective, simple approach to helping investors participate in a range of international opportunities with a goal of maximum total return.

International investing offers the investor the dual benefits of enhanced return potential and greater overall portfolio diversification. Today, markets outside the U.S. represent well over half the world's public companies and equity values, and the economies of many foreign countries are growing faster than the U.S. economy. Further, foreign markets don't always move in step with each other and the U.S., so adding international exposure, such as through Pathway International Portfolio, can reduce overall portfolio volatility over time.

In addition, the Portfolio offers all the benefits of the Scudder Family of Funds. Scudder, Stevens & Clark, Inc. manages a diverse family of pure no-load(TM) funds and provides a wide range of services to help investors meet their investment needs. Please refer to "Investment products and services" for additional information.

Description of the Underlying Scudder Funds


The following is a concise description of the investment objectives and practices for each of the Underlying Scudder Funds. There can be no assurance that the Underlying Scudder Funds' objectives will be met. Additional information regarding the investment practices of the Underlying Scudder Funds is located in the section entitled "Additional information about policies and investments," in the Appendix to this prospectus, in the sections entitled "The Fund's Investment Objectives and Policies" and "Glossary" in the Statement of Additional Information and in the prospectuses of each of the Underlying Scudder Funds. Prospectuses for the Underlying Scudder Funds may be obtained without charge by writing Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103 or by calling 1-800-225-2470. No offer is made in this prospectus of shares of any of the Underlying Scudder Funds.


The following Underlying Scudder Fund is the money market fund in which the Portfolio may invest and will likely serve as the primary cash reserve portion of the Portfolio.

Scudder Cash Investment Trust is a diversified investment company which seeks to maintain stability of capital and, consistent therewith, to maintain liquidity of capital and to provide current income. The Fund seeks to maintain a constant net asset value of $1.00 per share. Shares of the Fund are not insured or guaranteed by the U.S. Government and there can be no assurance that a stable net asset value will be maintained.


The Fund purchases U.S. dollar-denominated money market securities. All of the Fund's portfolio securities must meet certain quality criteria at the time of purchase. Generally, the Fund may purchase only securities which are rated, or issued by a company with comparable securities rated, within the two highest quality rating categories of one or more of the following rating agencies:
Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's ("S&P") and Fitch Investors Service, Inc. ("Fitch") or, if unrated, the credit quality of the security is deemed equivalent, in the opinion of the Adviser, to the rated securities mentioned above. Amendments have been proposed to the federal rules regulating quality, maturity and diversification requirements of money market funds, like the Fund. If the amendments are adopted, the Fund intends to comply with such new requirements.

The maturity of each investment in the Fund's portfolio is 397 calendar days or less, except in the case of U.S. Government securities which may have maturities of up to 762 calendar days. The dollar-weighted average maturity of the Fund's portfolio varies with money market conditions, but is always 90 days or less. As a money market fund with a short-term maturity, the Fund's income fluctuates with changes in interest rates but its price is expected to remain fixed at $1.00 per share.

The following Underlying Scudder Funds are bond mutual funds which primarily seek to provide current income or total return.


Scudder Emerging Markets Income Fund is a non-diversified investment company which seeks to provide high current income. As a secondary objective, the Fund seeks long-term capital appreciation. In pursuing these goals, the Fund invests primarily in high-yielding, high-risk debt securities issued by governments and corporations in emerging markets.

The Fund considers "emerging markets" to include any country that is defined as an emerging or developing economy by any one of the following: International Bank for Reconstruction and Development (i.e., the World Bank), the International Finance Corporation or the United Nations or its authorities.

To reduce currency risk, the Fund invests at least 65% of its assets in U.S. dollar-denominated debt securities. Therefore, no more than 35% of the Fund's assets may be invested in debt securities denominated in foreign currencies. By focusing on fixed-income instruments issued in emerging markets, the Fund invests predominantly in debt securities that are rated below investment-grade. The Fund may invest up to 5% of its net assets in non-performing securities whose quality is comparable to securities rated as low as D by S&P or C by Moody's. Please refer to the attached Appendix for further information.

The Fund involves above-average bond fund risk and can invest entirely in high yield/high risk bonds. Investments in emerging markets can be volatile. The Fund's share price and yield can fluctuate daily in response to political events, changes in the perceived creditworthiness of emerging nations, fluctuations in interest rates and, to a certain extent, movements in foreign currencies.

Scudder Global Bond Fund is a non-diversified investment company which seeks to provide total return with an emphasis on current income by investing primarily in high-grade bonds denominated in foreign currencies and the U.S. dollar. As a secondary objective, the Fund seeks capital appreciation.

The Fund will invest principally in a managed portfolio of high-grade intermediate- and long-term bonds denominated in the U.S. dollar and foreign currencies, including bonds denominated in the European Currency Unit (ECU). (Intermediate-term bonds generally have maturities between three and eight years, and long-term bonds generally have maturities of greater than eight years.) Portfolio investments will be selected on the basis of, among other things, yields, credit quality, and the fundamental outlooks for currency and interest rate trends in different parts of the globe, taking into account the ability to hedge a degree of currency or local bond price risk. At least 65% of the Fund's investments will consist of high-grade debt securities, which are those rated in one of the three highest rating categories of one of the major U.S. rating services or, if unrated, considered to be of equivalent quality in local currency terms as determined by the Adviser. The Fund may also invest up to 15% of its net assets in debt securities rated BBB by S&P or Baa by Moody's and lower, or unrated securities considered to be of equivalent quality by the Adviser. Securities rated below Baa by Moody's or BBB by S&P are commonly referred to as "junk bonds." The Fund will not invest in any securities rated B or lower.

The Fund may invest in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities; obligations issued or guaranteed by foreign national governments, their agencies, instrumentalities or political subdivisions; and debt securities issued or guaranteed by supranational organizations such as the European Investment Bank, Inter-American Development Bank and The World Bank. The Fund may also invest in non-government securities including corporate debt securities, bank or bank holding company obligations (e.g., certificates of deposit and bankers acceptances), and mortgage and other asset-backed issues.

Scudder International Bond Fund is a non-diversified investment company which seeks to provide income primarily by investing in a managed portfolio of high-grade debt securities denominated in foreign currencies. As a secondary objective, the Fund seeks protection and possible enhancement of principal value by actively managing currency, bond market and maturity exposure and by security selection.


To achieve its objectives, the Fund primarily invests in a managed portfolio of high-grade debt securities denominated in foreign currencies, including bonds denominated in the European Currency Unit (ECU). Portfolio investments will be selected on the basis of, among other things, yield, credit quality, and the fundamental outlooks for currency and interest rate trends in different parts of the globe, taking into account the ability to hedge a degree of currency or local bond price risk. The Fund will normally invest at least 65% of its total assets in bonds denominated in foreign currencies. The Fund will invest no more than 35% of the value of its total assets in U.S. debt securities. The Fund will invest no more than 15% of its total assets in debt securities rated below investment-grade, but no lower than B.


Scudder Short Term Bond Fund is a diversified investment company which seeks to provide a high level of income consistent with a high degree of principal stability by investing primarily in high quality, short-term bonds. The dollar-weighted average effective maturity of the Fund's portfolio may not exceed three years. The net asset value of the Fund is expected to fluctuate with changes in interest rates and bond market conditions, although this fluctuation should be more moderate than that of a fund with a longer average maturity. The Adviser, however, will attempt to minimize principal fluctuation through, among other things, diversification, credit analysis and security selection, and adjustment of the Fund's average portfolio maturity.


The Fund emphasizes high quality investments. Under normal market conditions, at least 65% of the Fund's net assets will be invested in (1) obligations of the U.S. Government, its agencies or instrumentalities, and (2) debt securities rated, at the time of purchase, in one of the two highest categories of S&P or Moody's.


In addition, the Fund will not invest in any debt security rated at the time of purchase below investment-grade.

The following Underlying Scudder Funds are equity mutual funds which seek long-term growth of capital.

Scudder Emerging Markets Growth Fund is a non-diversified investment company which seeks long-term growth of capital primarily through equity investment in emerging markets around the globe. The Fund will invest in the Asia-Pacific region, Latin America, less developed nations in Europe, the Middle East and Africa, focusing investments in countries and regions where there appear to be the best value and appreciation potential, subject to considerations of portfolio diversification and liquidity. At least 65% of the Fund's total assets will be invested in the equity securities of emerging market issuers. The Fund considers "emerging markets" to include any country that is defined as an emerging or developing economy by any one of the International Bank for Reconstruction and Development (i.e., the World Bank), the International Finance Corporation or the United Nations or its authorities. The Fund intends to allocate its investments among at least three countries at all times, and does not expect to concentrate in any particular industry. The Fund deems an issuer to be located in an emerging market if:

o    the issuer is organized under the laws of an emerging market country;

o    the issuer's principal securities trading market is in an emerging market;
     or

o at least 50% of the issuer's non-current assets, capitalization, gross revenue or profit in any one of the two most recent fiscal years is derived (directly or indirectly through subsidiaries) from assets or activities located in emerging markets.

The Fund's equity investments are common stock, preferred stock (either convertible or non-convertible), depository receipts and warrants. Equity securities may also be purchased through rights. Securities may be listed on securities exchanges, traded over-the-counter, or have no organized market. The Fund may invest in illiquid securities.

The Fund may invest up to 35% of its total assets in emerging market and domestic debt securities if the Adviser determines that the capital appreciation of debt securities is likely to equal or exceed the capital appreciation of equity securities. Under normal market conditions, the Fund may invest up to 35% of its assets in equity securities of issuers in the U.S. and other developed markets.

Scudder Global Discovery Fund is a diversified investment company which seeks above-average capital appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world.

In pursuit of its objective, the Fund generally invests in small, rapidly growing companies which offer the potential for above-average returns relative to larger companies, yet are frequently overlooked and thus undervalued by the market. The Fund has the flexibility to invest in any region of the world. It can invest in companies based in emerging markets, typically the Far East, Latin America and lesser developed countries in Europe, as well as in firms operating in developed economies, such as those of the United States, Japan and Western Europe.

Under normal circumstances, the Fund invests at least 65% of its total assets in the equity securities of small companies. While the Adviser believes that smaller, lesser-known companies can offer greater growth potential than larger, more established firms, the former also involve greater risk and price volatility. To help reduce risk, the Fund expects, under normal market conditions, to diversify its portfolio widely by company, industry and country. The Fund intends to allocate investments among at least three countries at all times, one of which may be the U.S. The Fund invests primarily in companies whose individual equity market capitalization would place them in the same size range as companies in approximately the lowest 20% of world market capitalization as represented by the Salomon Brothers Broad Market Index, an index comprised of equity securities of more than 6,500 small-, medium- and large-sized companies based in 22 markets around the globe. Based on this policy, the companies held by the Fund typically will have individual equity market capitalizations of between approximately $50 million and $2 billion (although the Fund will be free to invest in smaller capitalization issues that satisfy the Fund's size standard). Furthermore, the median market capitalization of the companies in which the Fund invests will not exceed $750 million.

The Fund may invest up to 35% of its total assets in equity securities of larger companies located throughout the world and in investment-grade debt securities if the Adviser determines that the capital appreciation of debt securities is likely to exceed the capital appreciation of equity securities. The Fund may invest up to 5% of its net assets in debt securities rated below investment-grade.

Scudder Global Fund is a diversified investment company which seeks long-term growth of capital through a diversified portfolio of marketable securities, primarily equity securities, including common stocks, preferred stocks and debt securities convertible into common stocks. The Fund invests on a worldwide basis in equity securities of companies which are incorporated in the U.S. or in foreign countries. It also may invest in the debt securities of U.S. and foreign issuers.

The Fund will be invested usually in securities of issuers located in at least three countries, one of which may be the U.S. It is expected that investments will include companies of varying size as measured by assets, sales or capitalization. The Fund generally invests in equity securities of established companies listed on U.S. or foreign securities exchanges, but also may invest in securities traded over-the-counter. It also may invest in debt securities convertible into common stock, convertible and non-convertible preferred stock, and fixed-income securities of governments, government agencies, supranational agencies and companies when the Adviser believes the potential for appreciation will equal or exceed that available from investments in equity securities. These debt and fixed-income securities will be investment-grade, except that the Fund may invest up to 5% of its total assets in debt securities rated below investment-grade.

Scudder Gold Fund is a non-diversified investment company which seeks maximum return (principal change and income) consistent with investing in a portfolio of gold-related equity securities and gold.


The Fund pursues its objective primarily through a portfolio of gold-related investments. Under normal market conditions, at least 65% of the Fund's total assets will be invested in (1) equity securities (defined as common stock, investment-grade preferred stock and debt securities that are convertible into or exchangeable for common stock) of U.S. and foreign companies primarily engaged in the exploration, mining, fabrication, processing or distribution of gold, (2) gold bullion, and (3) gold coins. A company will be considered "primarily engaged" in a business or an activity if it devotes or derives at least 50% of its assets, revenues and/or operating earnings from that business or activity. The remaining 35% of the Fund's assets may be invested in any precious metals other than gold; in equity securities of companies engaged in activities primarily relating to precious metals and minerals other than gold; in investment-grade debt securities, including zero coupon bonds, of companies engaged in activities relating to gold or other precious metals and minerals; warrants; and in certain debt securities, a portion of the return on which is indexed to the price of precious metals. In addition, the Fund may engage in Strategic Transactions and, to a limited extent, may invest in illiquid and restricted securities.


Consistent with applicable state securities laws, up to 10% of the Fund's total assets may be invested directly in gold, silver, platinum and palladium bullion and in gold and silver coins. In addition, the Fund's assets may be invested in wholly owned subsidiaries of the Scudder Mutual Funds, Inc., of which the Fund is a series, that invest in gold, silver, platinum and palladium bullion and in gold and silver coins.

Scudder International Fund is a diversified investment company which seeks long-term growth of capital primarily through a diversified portfolio of marketable foreign equity securities. The Fund invests in companies, wherever organized, which do business primarily outside the United States. The Fund intends to diversify investments among several countries and to have represented in the portfolio, in substantial proportions, business activities in not less than three different countries. The Fund does not intend to concentrate investments in any particular industry.

The Fund's investments are generally denominated in foreign currencies. The strength or weakness of the U.S. dollar against these currencies is responsible for part of the Fund's investment performance.

The Fund may invest up to 20% of its total assets in investment-grade debt securities except that the Fund may not invest more than 5% of its total assets in debt securities which are rated below investment-grade.

Scudder Latin America Fund is a non-diversified investment company which seeks to provide long-term capital appreciation through investment primarily in the securities of Latin American issuers.

The Fund involves above-average investment risk. The Fund seeks to benefit from economic and political trends emerging throughout Latin America. These trends are supported by governmental initiatives designed to promote freer trade and market-oriented economies. The Adviser believes that efforts by Latin American countries to, among other things, reduce government spending and deficits, control inflation, lower trade barriers, stabilize currency exchange rates, increase foreign and domestic investment and privatize state-owned companies, will set the stage for attractive investment returns over time.

At least 65% of the Fund's total assets will be invested in the securities of Latin American issuers, and 50% of the Fund's total assets will be invested in Latin American equity securities. To meet its objective to provide long-term capital appreciation, the Fund normally invests at least 65% of its total assets in equity securities. The Fund considers Latin American countries to include Mexico, Central America, South America and the Spanish-speaking islands of the Caribbean. The Fund defines securities of Latin American issuers as follows:

o Securities of companies organized under the laws of a Latin American country or for which the principal securities trading market is in Latin America;

o Securities issued or guaranteed by the government of a country in Latin America, its agencies or instrumentalities, political subdivisions or the central bank of such country;

o Securities of companies, wherever organized, when at least 50% of an issuer's non-current assets, capitalization, gross revenue or profit in any one of the two most recent fiscal years represents (directly or indirectly through subsidiaries) assets or activities located in Latin America; or

o Securities of Latin American issuers, as defined above, in the form of depositary shares.

The Fund may invest in debt securities when management anticipates that the potential for capital appreciation is likely to equal or exceed that of equity securities, and which are unrated, rated or the equivalent of those rated below investment-grade although the Fund will not invest more than 10% of its net assets in securities rated B or lower by Moody's and S&P and may invest in securities rated C by Moody's or D by S&P. Please refer to the attached Appendix for further information.

Scudder Pacific Opportunities Fund is a non-diversified investment company which seeks long-term growth of capital through investment primarily in the equity securities of Pacific Basin companies, excluding Japan.

The Fund invests, under normal market conditions, at least 65% of its assets in the equity securities of Pacific Basin companies. Pacific Basin countries include Australia, the Peoples Republic of China, India, Indonesia, Malaysia, New Zealand, the Philippines, Sri Lanka, Pakistan and Thailand, as well as Hong Kong, Singapore, South Korea and Taiwan--the so-called "four tigers." The Fund may invest in other countries in the Pacific Basin when their markets become sufficiently developed. The Fund will not, however, invest in Japanese securities. The Fund intends to allocate investments among at least three countries at all times and does not expect to concentrate investments in any particular industry. The Fund defines securities of Pacific Basin companies as follows:

o Securities of companies organized under the laws of a Pacific Basin country or for which the principal securities trading market is in the Pacific Basin; or

o Securities of companies, wherever organized, when at least 50% of a company's non-current assets, capitalization, gross revenue or profit in any one of the two most recent fiscal years represents (directly or indirectly through subsidiaries) assets or activities located in the Pacific Basin.

Under normal market conditions, the Fund may invest up to 35% of its assets in equity securities of U.S. and other non-Pacific Basin issuers (excluding Japan). The Fund may invest up to 35% of its total assets in foreign and domestic high-grade debt securities if the Adviser determines that the capital appreciation of debt securities is likely to equal or exceed the capital appreciation of equity securities.

Information about policies, investments and risks

In pursuing their investment objectives, each of the Underlying Scudder Funds is permitted to engage in a wide range of investment policies. The Underlying Scudder Funds' risks are determined by the nature of the securities held and the portfolio management strategies used by the Adviser. Certain of these policies are described below. Further information about the Underlying Scudder Funds is contained in the Appendix to this prospectus, and in the Statement of Additional Information. Also, detailed information is presented in the prospectuses of such funds.

Foreign securities. Each Underlying Scudder Fund (except Scudder Cash Investment Trust) may invest in foreign securities. Investments in foreign securities involve special considerations due to more limited information, higher brokerage costs, different accounting standards, thinner trading markets and the likely impact of foreign taxes on the income from securities. They may also entail certain other risks, such as the possibility of one or more of the following: imposition of dividend or interest withholding or confiscatory taxes; currency blockages or transfer restrictions; expropriation, nationalization or other adverse political or economic developments; less government supervision and regulation of securities exchanges, brokers and listed companies; and the difficulty of enforcing obligations in other countries. Purchases of foreign securities are usually made in foreign currencies and, as a result, an Underlying Scudder Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar. Further, it may be more difficult for an Underlying Scudder Fund's agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Certain markets may require payment for securities before delivery. An Underlying Scudder Fund's ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets. These risks are greater in emerging markets.

Debt securities. In general, the prices of debt securities rise when interest rates fall, and vice versa. This effect is usually more pronounced for longer term securities. The debt securities in which certain of the Underlying Scudder Funds may invest are rated, or determined by the Adviser to be the equivalent of those rated, by two nationally recognized rating organizations, Moody's and S&P. High quality securities are those rated in the two highest categories by Moody's (Aaa or Aa) or S&P (AAA or AA). High-grade securities are those rated in the three highest categories by Moody's (Aaa, Aa, or A) or by S&P (AAA, AA, or A). Investment-grade securities are those rated in the four highest categories by Moody's (Aaa, Aa, A, or Baa) or by S&P (AAA, AA, A or BBB).

Certain Underlying Scudder Funds may invest in debt securities which are rated below investment-grade; that is, rated below Baa by Moody's or BBB by S&P (commonly referred to as "junk bonds"). The lower the ratings of such debt securities, the greater their risks render them like equity securities. Moody's considers bonds it rates Baa to have speculative elements as well as investment-grade characteristics. Certain Underlying Scudder Funds may also make a portion of their below investment-grade investments in securities which are rated D by S&P or, if unrated, are of equivalent quality. Securities rated D may be in default with respect to payment of principal or interest. Additional information regarding the ratings of debt securities and the identity of those Underlying Scudder Funds that can invest in investment-grade or below investment-grade debt securities may be found in the section entitled "Description of the Underlying Scudder Funds" and in the Appendix to this prospectus.

To the extent an Underlying Scudder Fund invests in high-grade securities, it will be unable to avail itself of opportunities for higher income which may be available with lower grade investments. Conversely, although some lower-grade securities have produced higher yields in the past than the investment-grade securities, lower-grade securities are considered to be predominantly speculative and, therefore, carry greater risk. Please refer to the attached Appendix for further information.

Strategic Transactions and derivatives. Each Underlying Scudder Fund (except for Scudder Cash Investment Trust) may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements), to manage the effective maturity or duration of fixed-income securities in each Underlying Scudder Fund's portfolio or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

In the course of pursuing these investment strategies, each Underlying Scudder Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions"). Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of an Underlying Scudder Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes.

Strategic Transactions have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to an Underlying Scudder Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation an Underlying Scudder Fund can realize on its investments or cause an Underlying Scudder Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Underlying Scudder Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of an Underlying Scudder Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of an Underlying Scudder Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets.

As a result, in certain markets, an Underlying Scudder Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures contracts and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. The Strategic Transactions that an Underlying Scudder Fund may use and some of their risks are described more fully in Pathway Series' Statement of Additional Information and the Statement of Additional Information of certain Underlying Scudder Funds.

Investment restrictions of the Portfolio

The Portfolio has adopted certain fundamental policies which may not be changed without a vote of shareholders and which are designed to reduce the Portfolio's investment risk. The Portfolio may not borrow money except as a temporary measure for extraordinary or emergency purposes, or through reverse repurchase agreements and may not make loans except through the purchase of portfolio securities or through repurchase agreements. A complete description of these and other policies and restrictions is contained under "Investment Restrictions" in the Portfolio's Statement of Additional Information.

Risks of investing in the Portfolio

The Portfolio's risks are determined by the nature of the securities held by the Underlying Scudder Funds as well as the proportion of investment in each Underlying Scudder Fund pursuant to the portfolio management strategies used by the Adviser. The following are descriptions of certain risks related to investments in the Portfolio.

o As the investments in the Portfolio are concentrated within a group of Underlying Scudder Funds, the performance of the Portfolio is directly related to the investment performance of those Underlying Scudder Funds. The ability of the Portfolio to meet its investment objective is directly related to the ability of the Underlying Scudder Funds to meet their objectives as well as the allocation among those Underlying Scudder Funds by the Portfolio's portfolio management team.

o The Portfolio's share price will fluctuate in response to various market and economic factors related to both the stock and bond markets. Certain of the Underlying Scudder Funds invest in debt securities making them subject to credit risk, interest rate risk and pre-payment risk. Also, the Portfolio invests in Underlying Scudder Funds that are in turn invested in international securities and thus are subject to additional risks of these investments including changes in foreign currency exchange rates and political risk.

For information about the investment techniques and the risks involved in the Underlying Scudder Funds, please refer to "Information about policies, investments and risks" and the Appendix to this prospectus.

Distribution and performance information

The Portfolio intends to distribute net investment income and net realized capital gains in November or December to prevent application of federal excise tax, although an additional distribution may be made within three months of the Portfolio's fiscal year end, if necessary. Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared.

According to preference, shareholders may receive distributions in cash or have them reinvested in additional shares of the Portfolio. If an investment in the Portfolio is in the form of a retirement plan, then all distributions will automatically be reinvested in additional shares of the Portfolio.

Generally, dividends from net investment income are taxable to shareholders as ordinary income. Long-term capital gains distributions, if any, are taxable as long-term capital gains for federal income tax purposes, regardless of the length of time shareholders have owned their shares.

Short-term capital gains and any other taxable income distributions are taxable as ordinary income. Distributions received by the Portfolio from an Underlying Scudder Fund generally will be ordinary income dividends, includible in the Portfolio's net investment income, if paid from the Underlying Scudder Fund's net investment income, short-term capital gains or other taxable income. Distributions paid from an Underlying Scudder Fund's long-term capital gains, however, generally will be treated by the Portfolio as long-term capital gains for federal income tax purposes, regardless of how long the Portfolio held the Underlying Scudder Fund's shares.

The Portfolio sends detailed tax information to shareholders about the amount and type of its distributions by January 31 of the following year. It is anticipated that the Portfolio's turnover rate will not exceed 50% for the initial fiscal year.

Performance information

From time to time, quotations of the Portfolio's performance may be included in advertisements, sales literature, or shareholder reports. All performance figures are historical, show the performance of a hypothetical investment and are not intended to indicate future performance. "Total return" is the change in value of an investment in the Portfolio for a specified period. The "average annual total return" of the Portfolio is the average annual compound rate of return of an investment in the Portfolio assuming the investment has been held for one year, and the life of the Portfolio as of a stated ending date. "Cumulative total return" represents the cumulative change in value of an investment in the Portfolio for various periods. Total return calculations assume that all dividends and capital gains distributions during the period were reinvested in shares of the Portfolio. "Capital change" measures return from capital, including reinvestment of any capital gains distributions but does not include the reinvestment of dividends.

Performance will vary based upon, among other things, changes in market conditions and the level of the Underlying Scudder Funds' expenses.

Portfolio organization

Scudder Pathway Series (the "Trust") is a diversified, open-end management investment company, commonly referred to as a "mutual fund," registered under the Investment Company Act of 1940 (the "1940 Act"). The Trust was organized as a Massachusetts business trust on July 1, 1994.

The Trust offers four portfolios: Conservative Portfolio, Balanced Portfolio, Growth Portfolio and International Portfolio. The Declaration of Trust provides that each Portfolio can offer additional classes of shares and the Board of Trustees has the ability to offer additional portfolios. Each Portfolio represents a separate series of shares and has different objectives and investment policies. Each Portfolio intends to qualify separately as a regulated investment company for the purposes of Subchapter M of the Internal Revenue Code.

The Portfolio's activities are supervised by its Board of Trustees. Shareholders have one vote for each share held on matters on which they are entitled to vote. The Portfolio is not required to hold, and has no current intention of holding, annual shareholder meetings, although special meetings may be called for purposes such as electing or removing Trustees, changing fundamental investment policies or approving an investment management contract.

Special Servicing Agreement

All the expenses of the Portfolio will be paid for in accordance with a Special Servicing Agreement (the "Agreement") entered into by the Adviser, the Underlying Scudder Funds, Scudder Service Corporation, Scudder Fund Accounting Corporation, Scudder Investor Services, Inc., Scudder Trust Company and the Portfolio. Under the Agreement, the Adviser will arrange for all services pertaining to the operation of the Portfolio including the services of Scudder Service Corporation and Scudder Fund Accounting Corporation as the Shareholder Servicing Agent and the Accounting Agent, respectively, for the Portfolio. If the officers of an Underlying Scudder Fund determine that the aggregate expenses of the Portfolio are less than the estimated savings to the Underlying Scudder Fund from the operation of the Portfolio, the Underlying Scudder Fund will bear those expenses in proportion to the average daily value of its shares owned by the Portfolio. Consequently, no Underlying Scudder Fund will be expected to carry expenses that are in excess of the estimated savings to it. The estimated savings are expected to result from the reduction of shareholder servicing costs due to the elimination of separate shareholder accounts which either currently are or have potential to be invested in the Underlying Scudder Funds. The estimated savings produced by the operation of the Portfolio will most likely suffice to offset most, if not all, the expenses incurred by the Portfolio.

In the event that the aggregate financial benefits to the Underlying Scudder Funds do not exceed the costs of the Portfolio, the Adviser will pay, on behalf of the Portfolio, that portion of costs determined to be greater than the benefits.

All expenses of the Portfolio, excluding certain non-recurring and extraordinary expenses, will be paid for in accordance with the Agreement, including fees and expenses incurred in connection with membership in investment company organizations; fees and expenses of the Portfolio's accounting agent; brokers' commissions; legal, auditing and accounting expenses; taxes and governmental fees; the fees and expenses of the transfer agent; the expenses of and the fees for registering or qualifying securities for sale; the fees and expenses of Trustees, officers and employees of the Portfolio who are not affiliated with the Adviser; the cost of printing and distributing reports and notices to shareholders; and the fees and disbursements of custodians.

Certain Underlying Scudder Funds impose a fee upon the redemption or exchange of shares held less than one year. The fees, which range between 1% and 2% of the net asset value of the shares being redeemed or exchanged, are assessed and retained by the Underlying Scudder Funds for the benefit of the remaining shareholders. The fee is intended to encourage long-term investment in the Fund. The fee is not a deferred sales charge, is not a commission paid to the Adviser of its subsidiary and does not benefit the Adviser in any way. The Fund reserves the right to modify the terms of or terminate this fee at any time. As a shareholder of such Underlying Scudder Funds, the Portfolio will be subject to such fees. Under normal market conditions, the Portfolio will seek to avoid taking action that would result in the imposition of such a fee. However, in the event that a fee is incurred, the net assets of the Portfolio would be reduced by the amount of such fees that are assessed and retained by the Underlying Scudder Funds for the benefit of their shareholders.

Investment adviser

The Portfolio retains the investment management firm of Scudder, Stevens & Clark, Inc., a Delaware corporation, to manage the Portfolio's daily investment and business affairs subject to the policies established by the Board of Trustees. The Trustees have overall responsibility for the management of the Trust under Massachusetts law.

Scudder, Stevens & Clark, Inc. is located at Two International Place, Boston, Massachusetts.

Transfer agent

Scudder Service Corporation, P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Adviser, is the transfer, shareholder servicing and dividend-paying agent for the Portfolio.

Underwriter

Scudder Investor Services, Inc., a subsidiary of the Adviser, is the Portfolio's principal underwriter. Scudder Investor Services, Inc. confirms, as agent, all purchases of shares of the Portfolio. Scudder Investor Relations is a telephone information service provided by Scudder Investor Services, Inc.

Accounting agent

Scudder Fund Accounting Corporation, a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the general accounting records of the Portfolio.

Custodian

State Street Bank and Trust Company is the custodian for the Portfolio.

Transaction information

For concise instruction on how to purchase, exchange or redeem shares, refer to pages 28 and 29.

Purchasing shares

Purchases are executed at the next calculated net asset value per share after the Portfolio's transfer agent receives the purchase request in good order. Purchases are made in full and fractional shares. (See "Share price.")

By check. If you purchase shares with a check that does not clear, your purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. Checks must be drawn on or payable through a U.S. bank. If you purchase shares by check and redeem them within seven business days of purchase, the Portfolio may hold redemption proceeds until the purchase check has cleared. If you purchase shares by federal funds wire, you may avoid this delay.

Redemption requests by telephone prior to the expiration of the seven-day period will not be accepted.

By wire. To open a new account by wire, first call Scudder at 1-800-225-5163 to obtain an account number. A representative will instruct you to send a completed, signed application to the transfer agent. Accounts cannot be opened without a completed, signed application and the Portfolio account number. Contact your bank to arrange a wire transfer to:

        The Scudder Funds
        State Street Bank and Trust Company
        Boston, MA 02101
        ABA Number 011000028
        DDA Account 9903-5552

Your wire instructions must also include:

-- the name of the Portfolio in which the money is to be invested, -- the account number of the Portfolio, and -- the name(s) of the account holder(s).

The account will be established once the application and money order are received in good order.You may also make additional investments of $100 or more to your existing account by wire.

By telephone order. Existing shareholders may purchase shares at a certain day's price by calling 1-800-225-5163 before the close of regular trading on the New York Stock Exchange (the "Exchange"), normally 4 p.m. eastern time, on that day. Orders must be for $10,000 or more and cannot be for an amount greater than four times the value of your account at the time the order is placed. A confirmation with complete purchase information is sent shortly after your order is received. You must include with your payment the order number given at the time the order is placed. If payment by check or wire is not received within three business days, the order is subject to cancellation and the shareholder will be responsible for any loss to the Portfolio resulting from this cancellation. Telephone orders are not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

By "AutoBuy." If you elected "AutoBuy" for your account, you can call toll-free to purchase shares. The money will be automatically transferred from your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "AutoBuy," call 1-800-225-5163 for more information.

To purchase additional shares, call 1-800-225-5163. Purchases must be for at least $250 but not more than $250,000. Proceeds in the amount of your purchase will be transferred from your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. "AutoBuy" requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day.

If you purchase shares by "AutoBuy" and redeem them within seven days of the purchase, the Portfolio may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account, the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. "AutoBuy" transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

By exchange. Your new account will have the same registration and address as your existing account.

The exchange requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. Please call 1-800-225-5163 for more information, including information about the transfer of special account features.

You can also make exchanges on SAIL, the Scudder Automated Information Line, by calling 1-800-343-2890.

Redeeming shares

The Portfolio allows you to redeem shares (i.e., sell them back to the Portfolio) without redemption fees.

By telephone. This is the quickest and easiest way to sell Portfolio shares. If you elected telephone redemption to your bank on your application, you can call to request that federal funds be sent to your authorized bank account. If you did not elect telephone redemption to your bank on your application, call 1-800-225-5163 for more information.

Redemption proceeds will be wired to your bank unless otherwise requested. If your bank cannot receive federal reserve wires, redemption proceeds will be mailed to your bank. There will be a $5 charge for all wire redemptions.

You can also make redemptions on SAIL by calling 1-800-343-2890.

If you open an account by wire, you cannot redeem shares by telephone until the Portfolio's transfer agent has received your completed and signed application. Telephone redemption is not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

In the event that you are unable to reach the Portfolio by telephone, you should write to the Portfolio; see "How to contact Scudder" for the address.

By "AutoSell." If you elected "AutoSell" for your account, you can call toll-free to redeem shares. The money will be automatically transferred to your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "AutoSell," call 1-800-225-5163 for more information.

To redeem shares, call 1-800-225-5163. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. "AutoSell" requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day.

"AutoSell" transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

Signature guarantees. For your protection and to prevent fraudulent redemptions, on written redemption requests in excess of $50,000 we require an original signature and an original signature guarantee for each person in whose name the account is registered. (The Portfolio reserves the right, however, to require a signature guarantee for all redemptions.) You can obtain a signature guarantee from most banks, credit unions or savings associations, or from broker/dealers, municipal securities broker/dealers, government securities broker/dealers, national securities exchanges, registered securities associations, or clearing agencies deemed eligible by the Securities and Exchange Commission. Signature guarantees by notaries public are not acceptable. Redemption requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. For more information, please call 1-800-225-5163.

Telephone transactions


Shareholders automatically receive the ability to exchange by telephone and the right to redeem by telephone up to $100,000 to their address of record. Shareholders also may, by telephone, request that redemption proceeds be wired to a predesignated bank account. The Portfolio uses procedures designed to give reasonable assurance that telephone instructions are genuine, including recording telephone calls, testing a caller's identity and sending written confirmation of telephone transactions. If the Portfolio does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Portfolio will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.


Share price

Purchases and redemptions, including exchanges, are made at the Portfolio's net asset value. Scudder Fund Accounting Corporation determines net asset value per share as of the close of regular trading on the Exchange, normally 4 p.m. eastern time, on each day the Exchange is open for trading. Net asset value per share is calculated by dividing the value of total assets of the Portfolio, less its liabilities, by the total number of shares of the Portfolio outstanding.

Processing time

All purchase and redemption requests must be received in good order by the Portfolio's transfer agent. Those requests received by the close of regular trading on the Exchange are executed at the net asset value per share calculated at the close of trading that day.

Purchase and redemption requests received after the close of regular trading on the Exchange will be executed the following business day.

If you wish to make a purchase of $500,000 or more, you should notify Scudder Investor Relations by calling 1-800-225-5163.

The Portfolio will normally send your redemption proceeds within one business day following the redemption request, but may take up to seven business days (or longer in the case of shares recently purchased by check).

Purchase restrictions

Purchases and sales should be made for long-term investment purposes only. The Trust and Scudder Investor Services, Inc. each reserves the right to reject purchases of Portfolio shares (including exchanges) for any reason including when a pattern of frequent purchases and sales made in response to short-term fluctuations in the Portfolio's share price appears evident.

Tax information

A redemption of shares, including an exchange into another Portfolio or Scudder fund, is a sale of shares and may result in a gain or loss for income tax purposes.

Tax identification number

Be sure to complete the Tax Identification Number section of the Portfolio's application when you open an account. Federal tax law requires the Portfolio to withhold 31% of taxable dividends, capital gains distributions and redemption and exchange proceeds from accounts (other than those of certain exempt payees) without a certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required. The Portfolio reserves the right to reject new account applications without a certified Social Security or tax identification number. The Portfolio also reserves the right, following 30 days' notice, to redeem all shares in accounts without a certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the Portfolio with a tax identification number during the 30-day notice period.

Minimum balances

Shareholders should maintain a share balance worth at least $2,500, which amount may be changed by the Board of Trustees. Scudder retirement plans and certain other accounts have similar or lower minimum balance requirements. The initial investment and minimum account balance for fiduciary accounts such as IRAs will increase from $500 to $1,000 per fund account, while the subsequent minimum investment will remain at $50. A shareholder may open a regular account with a minimum of $1,000, if an investment program of at least $100 per month is established.

Shareholders with non-fiduciary accounts who maintain an account balance of less than $2,500 in the Portfolio without establishing a regular investment program may be assessed an annual $10.00 per fund charge with the fee to be paid to the Portfolio. The $10.00 charge will not apply to shareholders with a combined household account balance (same surname, same address) in any of the Scudder Funds of $25,000 or more. The Portfolio reserves the right, following 60 days' written notice to shareholders, to redeem all shares in accounts below $250, where a reduction in value has occurred due to a redemption or exchange out of the account. The shareholder may restore the share balance to $250 or more during the 60-day notice period and must maintain it at no lower than that minimum to avoid an involuntary redemption. The Portfolio will mail the proceeds of the redeemed account to the shareholder. Reductions in value that result solely from market activity will not trigger an involuntary redemption. Retirement accounts and certain other accounts will not be assessed the $10.00 charge or be subject to automatic liquidation. Please refer to "Exchanges and Redemptions -- Other information" in the Portfolio's Statement of Additional Information.



Third party transactions

If purchases and redemptions of Portfolio shares are arranged and settlement is made at an investor's election through a member of the National Association of Securities Dealers, Inc., other than Scudder Investor Services, Inc., that member may, at its discretion, charge a fee for that service.

Shareholder benefits

Experienced professional management

Scudder Stevens & Clark, Inc., one of the nation's most experienced investment management firms, actively manages your Scudder fund investment. Professional management is an important advantage for investors who do not have the time or expertise to invest directly in individual securities.

A team approach to investing

Scudder Pathway Series: International Portfolio is managed by a team of Scudder investment professionals who each play an important role in the Portfolio's management process. Team members work together to develop investment strategies and select Underlying Funds for the Portfolio. They are supported by Scudder's large staff of portfolio managers, economists, research analysts, traders and other investment specialists. Scudder believes its team approach benefits the Portfolio's investors by bringing together many disciplines and leveraging Scudder's extensive resources. All members of the Pathway investment team are members of Scudder's Global Asset Allocation Committee. This group is responsible for analyzing the global economy and capital markets, integrating information from the firm's equity and fixed income specialists, and developing the outlook for the investment characteristics of the major markets in which the Portfolio invests.

Lead Portfolio Manager Benjamin W. Thorndike, who has 17 years of investment experience, joined Scudder in 1983 as a portfolio manager. Since 1986, he has served as a portfolio manager for Scudder Growth and Income Fund. Mr. Thorndike will develop portfolio strategy utilizing the research, analysis and guidance provided by other members of the investment team. Cornelia Small, Portfolio Manager, is Director of Global Equity Investments and Chairman of the Capital Markets Group, and has also served as Director of Global Equity Research. Margaret (Peg) Hadzima, Portfolio Manager, is Director of Scudder's Institutional Group, which includes a focus on asset allocation strategy. Ms. Hadzima has 23 years of experience in fixed-income investing during which she has served as Director of Global Bond Research and Chairman of Global Bond Strategy. Philip Fortuna, Portfolio Manager, joined Scudder in 1986 as manager of institutional equity accounts. He has served as Director of Quantitative Research and Director of Investment Operations. Mr. Fortuna is Lead Portfolio Manager for Scudder Small Company Value Fund, as well as a portfolio manager for Scudder Micro Cap Fund. Maureen Allyn, Portfolio Manager, is Scudder's Chief Economist, a position she has held since 1989, and is responsible for analyzing both the world and U.S. economies.

SAIL(TM)--Scudder Automated Information Line

For personalized account information including fund prices, yields and account balances, to perform transactions in existing Scudder fund or portfolio accounts, or to obtain information on any Scudder fund or portfolio, shareholders can call Scudder's Automated Information Line (SAIL) at 1-800-343-2890, 24 hours a day. During periods of extreme economic or market changes, or other conditions, it may be difficult for you to effect telephone transactions in your account. In such an event you should write to the Portfolio; please see "How to contact Scudder" for the address.

Investment flexibility

Scudder offers toll-free telephone exchange between funds at current net asset value. You can move your investments among money market, income, growth, tax-free and growth and income funds with a simple toll-free call or, if you prefer, by sending your instructions through the mail or by fax. Telephone and fax redemptions and exchanges are subject to termination and their terms are subject to change at any time by the Portfolio or the transfer agent. In some cases, the transfer agent or Scudder Investor Services, Inc. may impose additional conditions on telephone transactions.

Dividend reinvestment plan

You may have dividends and distributions automatically reinvested in additional Portfolio shares. Please call 1-800-225-5163 to request this feature.

Shareholder statements

You receive a detailed account statement every time you purchase or redeem shares. All of your statements should be retained to help you keep track of account activity and the cost of shares for tax purposes.

Shareholder reports

In addition to account statements, you receive periodic shareholder reports highlighting relevant information, including investment results and a review of portfolio changes.To reduce the volume of mail you receive, only one copy of most Portfolio reports, such as the Portfolio's Annual Report, may be mailed to your household (same surname, same address). Please call 1-800-225-5163 if you wish to receive additional shareholder reports.

Newsletters

Four times a year, Scudder sends you Perspectives, an informative newsletter covering economic and investment developments, service enhancements and other topics of interest to Scudder fund investors.

Scudder Funds Centers

As a convenience to shareholders who like to conduct business in person, Scudder Investor Services, Inc. maintains Funds Centers in Boca Raton, Boston, Chicago, New York and San Francisco.

T.D.D. service for the hearing impaired

Scudder's full range of investor information and shareholder services is available to hearing impaired investors through a toll-free T.D.D. (Telephone Device for the Deaf) service. If you have access to a T.D.D., call 1-800-543-7916 for investment information or specific account questions and transactions.

Scudder tax-advantaged retirement plans

Scudder offers a variety of tax-advantaged retirement plans for individuals, businesses and non-profit organizations. These flexible plans are designed for use with the Scudder Family of Funds (except Scudder tax-free funds, which are inappropriate for such plans). Scudder Funds offer a broad range of investment objectives and can be used to seek almost any investment goal. Using Scudder's retirement plans can help shareholders save on current taxes while building their retirement savings.

o Scudder No-Fee IRAs. These retirement plans allow a maximum annual contribution of $2,000 per person for anyone with earned income. Many people can deduct all or part of their contributions from their taxable income, and all investment earnings accrue on a tax deferred basis. The Scudder No-Fee IRA charges no annual custodial fee.

o 401(k) Plans. 401(k) plans allow employers and employees to make tax-deductible retirement contributions. Scudder offers a full service program that includes recordkeeping, prototype plan, employee communications and trustee services, as well as investment options.

o Profit Sharing and Money Purchase Pension Plans. These plans allow corporations, partnerships and people who are self-employed to make annual, tax-deductible contributions of up to $30,000 for each person covered by the plans. Plans may be adopted individually or paired to maximize contributions. These are sometimes known as Keogh plans.

o 403(b) Plans. Retirement plans for tax-exempt organizations and school systems to which employers and employees may both contribute. SEP-IRAs. Easily administered retirement plans for small businesses and self-employed individuals. The maximum annual contribution to SEP-IRA accounts is adjusted each year for inflation.

o Scudder Horizon Plan. A no-load variable annuity that lets you build assets by deferring taxes on your investment earnings. You can start with $2,500 or more.

Scudder Trust Company (an affiliate of the Adviser) is Trustee or Custodian for some of these plans and is paid an annual fee for some of the above retirement plans. For information about establishing a Scudder No-Fee IRA, SEP-IRA, Profit Sharing Plan, Money Purchase Pension Plan or a Scudder Horizon Plan, please call 1-800-225-2470. For information about 401(k)s or 403(b)s please call 1-800-323-6105. To effect transactions in existing IRA, SEP-IRA, Profit Sharing or Pension Plan accounts, call 1-800-225-5163.

The variable annuity contract is provided by Charter National Life Insurance Company (in New York State, Intramerica Life Insurance Company [S 1802]). The contract is offered by Scudder Insurance Agency, Inc. (in New York State, Nevada and Montana, Scudder Insurance Agency of New York, Inc.). CNL, Inc. is the Principal Underwriter. Scudder Horizon Plan is not available in all states.

Trustees and Officers


David S. Lee*
    President and Trustee

Daniel Pierce*
    Vice President and Trustee

Edgar R. Fiedler
    Trustee; Vice President and Economic Counsellor, The Conference Board, Inc.

Dr. J.D. Hammond
    Trustee; Dean, Smeal College of Business Administration, Pennsylvania State University

Richard M. Hunt
    Trustee; University Marshal and Senior Lecturer, Harvard University

Jerard K. Hartman*
    Vice President

Thomas W. Joseph*
    Vice President

Juris Padegs*
    Vice President

Thomas F. McDonough*
    Vice President and Secretary

Pamela A. McGrath*
    Vice President and Treasurer

Edward J. O'Connell*
    Vice President and Assistant Treasurer

Kathryn L. Quirk*
    Vice President and Assistant Secretary

Coleen Downs Dinneen*
    Assistant Secretary

*Scudder, Stevens & Clark, Inc.

Investment products and services


The Scudder Family of Funds

Money Market

Scudder Cash Investment Trust
Scudder U.S. Treasury Money Fund

Tax Free Money Market+

Scudder Tax Free Money Fund
Scudder California Tax Free Money Fund*
Scudder New York Tax Free Money Fund*

Tax Free+

Scudder California Tax Free Fund*
Scudder High Yield Tax Free Fund
Scudder Limited Term Tax Free Fund
Scudder Managed Municipal Bonds
Scudder Massachusetts Limited Term Tax Free Fund*
Scudder Massachusetts Tax Free Fund*
Scudder Medium Term Tax Free Fund
Scudder New York Tax Free Fund*
Scudder Ohio Tax Free Fund*
Scudder Pennsylvania Tax Free Fund*

Growth and Income

Scudder Balanced Fund
Scudder Growth and Income Fund

Income

Scudder Emerging Markets Income Fund
Scudder Global Bond Fund
Scudder GNMA Fund
Scudder High Yield Bond Fund
Scudder Income Fund
Scudder International Bond Fund
Scudder Short Term Bond Fund
Scudder Zero Coupon 2000 Fund

Growth

Scudder Capital Growth Fund
Scudder Classic Growth Fund
Scudder Development Fund
Scudder Emerging Markets Growth Fund
Scudder Global Discovery Fund
Scudder Global Fund
Scudder Gold Fund
Scudder Greater Europe Growth Fund
Scudder International Fund
Scudder Latin America Fund
Scudder Micro Cap Fund
Scudder Pacific Opportunities Fund
Scudder Quality Growth Fund
Scudder Small Company Value Fund
Scudder 21st Century Growth Fund
Scudder Value Fund
The Japan Fund

Asset Allocation

Scudder Pathway Series:  Conservative Portfolio
Scudder Pathway Series:  Balanced Portfolio
Scudder Pathway Series:  Growth Portfolio
Scudder Pathway Series:  International Portfolio

Retirement Plans and Tax-Advantaged Investments

IRAs
Keogh Plans
Scudder Horizon Plan*+++  (a variable annuity)
401(k) Plans
403(b) Plans
SEP-IRAs
Profit Sharing and Money Purchase Pension Plans

Closed-End Funds#

The Argentina Fund, Inc.
The Brazil Fund, Inc.
The First Iberian Fund, Inc.
The Korea Fund, Inc.
The Latin America Dollar Income Fund, Inc.
Montgomery Street Income Securities, Inc.
Scudder New Asia Fund, Inc.
Scudder New Europe Fund, Inc.
Scudder World Income  Opportunities Fund, Inc.

Institutional Cash Management

Scudder Institutional Fund, Inc.
Scudder Fund, Inc.
Scudder Treasurers Trust(TM)++


For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *Not available in all states. +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder, Stevens & Clark, Inc., are traded on various stock exchanges. ++For information on Scudder Treasurers Trust,(TM) an institutional cash management service that utilizes certain portfolios of Scudder Fund, Inc. ($100,000 minimum), call 1-800-541-7703.

  How to contact Scudder

 Account Service and Information:                            Scudder Brokerage Services:

 For existing account             Scudder Investor           To receive information          Scudder Brokerage
 service and transactions         Relations                  about this discount             Services**
                                                             brokerage service and
                                  1-800-225-5163             to obtain an application        1-800-700-0820

 For personalized                 Scudder Automated           Please address all correspondence to:
 information about your           Information Line                     The Scudder Funds
 Scudder accounts;                (SAIL)                               P.O. Box 2291
 exchanges and                                                         Boston, Massachusetts
 redemptions; or                  1-800-343-2890                       02107-2291
 information on any
 Scudder fund
                                 Visit the Scudder World Wide Web Site at:

                                          http://funds.scudder.com

 Investment Information:                                     Or Stop by a Scudder Funds Center:

 To receive information          Scudder Investor            Many shareholders   enjoy  the  personal,   one-on-one
 about the Scudder funds,        Relations                   service of the  Scudder  Funds  Centers.  Check  for a
 for additional applications                                 Funds Center  near  you--they  can  be  found  in  the
 and prospectuses, or for        1-800-225-2470              following cities:
 investment questions

 For establishing 401(k) and     Scudder Defined             Boca Raton                   New York
 403(b) plans                    Contribution Services       Boston                       San Francisco
                                 1-800-323-6105              Chicago


 For information on Scudder Treasurers  Trust(TM),           For information on Scudder  Institutional  Funds*,
 an  institutional  cash  management  service  for           funds  designed  to  meet  the  broad   investment
 corporations, non-profit organizations and trusts           management  and  service  needs of banks and other
 which  utilizes  certain  portfolios  of  Scudder           institutions, call:  1-800-854-8525.
 Fund,    Inc.*    ($100,000    minimum),    call:
 1-800-541-7703.



Scudder Investor Relations and Scudder Funds Centers are services provided through Scudder Investor Services, Inc., Distributor.

* Contact Scudder Investor Services, Inc., Distributor, to receive a prospectus with more complete information, including management fees and expenses. Please read it carefully before you invest or send money.

** Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061--Member NASD/SIPC.

  Purchases


 Opening
 an account          Minimum initial investment: $2,500; IRAs $1,000
                     Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums.
                     See appropriate plan literature.

 Make checks         o  By Mail              Send your completed and signed application and check
 payable to "The
 Scudder Funds."
                                                 by regular mail to:        or            by express, registered,
                                                                                          or certified mail to:
                                                 The Scudder Funds                        Scudder Shareholder
                                                 P.O. Box 2291                            Service Center
                                                 Boston, MA                               42 Longwater Drive
                                                 02107-2291                               Norwell, MA
                                                                                          02061-1612

                     o  By Wire              Please see Transaction information--Purchasing shares--
                                             By wire for details, including the ABA wire transfer number.
                                             Then call 1-800-225-5163 for instructions.

                     o  In Person            Visit one of our Funds Centers to complete your application with the help of a Scudder representative. Funds Center
                                             locations are listed under Shareholder benefits.
 -----------------------------------------------------------------------------------------------------------------------
 Purchasing          Minimum additional investment: $100; IRAs $50
 additional          Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums.
 shares              See appropriate plan literature.



 Make checks         o  By Mail              Send a check with a Scudder investment slip, or with a letter of
 payable to "The                             instruction including your account number and the complete
 Scudder Funds."                             Fund name, to  the appropriate address listed above.

                     o  By Wire              Please see Transaction information--Purchasing shares--
                                             By wire for details, including the ABA wire transfer number.

                     o  In Person            Visit one of our Funds Centers to make an additional
                                             investment in your Scudder fund account. Funds Center
                                             locations are listed under Shareholder benefits.

                     o  By Telephone         Please see Transaction information--Purchasing shares--
                                             By AutoBuy for more details.

                     o  By Automatic         You may arrange to make investments on a regular basis
                        Investment Plan      through automatic deductions from your bank checking
                        ($50 minimum)        account. Please call 1-800-225-5163  for more information and an enrollment form.


  Exchanges and redemptions


 Exchanging        Minimum investments:  $2,500 to establish a new account;
 shares                                  $100 to exchange among existing accounts

                   o By Telephone     To speak with a service representative, call 1-800-225-5163 from
                                      8 a.m. to 8 p.m. eastern time or to access SAIL(TM), Scudder's Automated
                                      Information Line, call 1-800-343-2890 (24 hours a day).

                   o By Mail          Print or type your instructions and include:
                     or Fax             -   the name of the Fund and the account number you are exchanging from;
                                        -   your name(s) and address as they appear on your account;
                                        -   the dollar amount or number of shares you wish to exchange;
                                        -   the name of the Fund you are exchanging into;
                                        -   your signature(s) as it appears on your account; and
                                        -   a daytime telephone number.

                                      Send your instructions

                                      by regular mail to:     or  by express, registered,       or   by fax to:
                                                                  or certified mail to:

                                      The Scudder Funds           Scudder Shareholder                1-800-821-6234
                                      P.O. Box 2291               Service Center
                                      Boston, MA 02107-2291       42 Longwater Drive
                                                                  Norwell, MA 02061-1612
 -----------------------------------------------------------------------------------------------------------------------

Redeeming         o By Telephone     To speak with a service representative, call 1-800-225-5163 from
 shares                               8 a.m. to 8 p.m. eastern time or to access SAIL(TM), Scudder's Automated
                                      Information Line, call 1-800-343-2890 (24 hours a day). You may have redemption proceeds sent to your predesignated bank account, or redemption proceeds of up to $100,000 sent to your address of record.


                   o By Mail          Send your instructions for redemption to the appropriate address or fax
                     or Fax           number above and include:

                                        - the name of the Fund and account number you are redeeming from;
                                        - your name(s) and address as they appear on your account;
                                        - the dollar amount or number of shares you wish to redeem;
                                        - your signature(s) as it appears on your account; and
                                        - a daytime telephone number.

                                      A signature guarantee is required for redemptions over $50,000.
                                      See Transaction information--Redeeming shares.

                   o By Automatic     You may arrange to receive automatic cash payments periodically.
                     Withdrawal       Call 1-800-225-5163 for more information and an enrollment form.
                     Plan


                                    APPENDIX

    DESCRIPTIONS OF CERTAIN RISKS RELATED TO VARIOUS SECURITIES INVESTED IN, AND INVESTMENT TECHNIQUES EMPLOYED BY, THE UNDERLYING SCUDDER FUNDS IN WHICH
                      SCUDDER PATHWAY SERIES: INTERNATIONAL
                              PORTFOLIO MAY INVEST


Repurchase agreements. If the seller under a repurchase agreement becomes insolvent, an Underlying Scudder Fund's right to dispose of the securities may be restricted. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the securities under a repurchase agreement, an Underlying Scudder Fund may encounter delay and incur costs before being able to sell the securities. Also, if a seller defaults, the value of such securities may decline before an Underlying Scudder Fund is able to dispose of them.

Convertible securities. While convertible securities generally offer lower yields than non-convertible debt securities of similar quality, their prices may reflect changes in the value of the underlying common stock. Convertible securities entail less credit risk than the issuer's common stock.

Non-diversified investment company. Certain Underlying Scudder Funds are classified as non-diversified investment companies under the Investment Company Act of 1940 (the "1940 Act"), which means that an Underlying Scudder Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. The investment of a large percentage of an Underlying Scudder Fund's assets in the securities of a small number of issuers may cause an Underlying Scudder Fund's share price to fluctuate more than that of a diversified investment company.

Dollar roll  transactions.  If the  broker/dealer to whom an Underlying  Scudder
Fund sells the securities underlying a dollar roll transaction becomes insolvent, an Underlying Scudder Fund's right to purchase or repurchase the securities may be restricted; the value of the securities may change adversely over the term of the dollar roll; the securities that an Underlying Scudder Fund is required to repurchase may be worth less than securities that an Underlying Scudder Fund originally held, and the return earned by an Underlying Scudder Fund with the proceeds of a dollar roll may not exceed transaction costs.

Zero coupon securities. Zero coupon securities are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current cash distributions of interest.

Illiquid or restricted investments. The absence of a trading market can make it difficult to ascertain a market value for illiquid or restricted investments. Disposing of illiquid or restricted investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for an Underlying Scudder Fund to sell them promptly at an acceptable price.

Indexed securities. Indexed securities may be positively or negatively indexed, so that appreciation of the reference instrument may produce an increase or a decrease in the interest rate or value at maturity of the security. In addition, the change in the interest rate or value at maturity of the security may be some multiple of the change in the value of the reference instrument. Thus, in addition to the credit risk of the security's issuer, an Underlying Scudder Fund will bear the market risk of the reference instrument.

Mortgage and other asset-backed securities. Unscheduled or early payments on the underlying mortgages may shorten the securities' effective maturities and lessen their growth potential. An Underlying Scudder Fund may agree to purchase or sell these securities with payment and delivery taking place at a future date. A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages, and expose an Underlying Scudder Fund to a lower rate of return upon reinvestment. To the extent that such mortgage-backed securities are held by an Underlying Scudder Fund, the prepayment right of mortgagors may limit the increase in net asset value of an Underlying Scudder Fund because the value of the mortgage-backed securities held by an Underlying Scudder Fund may not appreciate as rapidly as the price of non-callable debt securities. Asset-backed securities are subject to the risk of prepayment and the risk that the underlying loans will not be repaid.

Investing in emerging markets. Securities of many issuers in emerging markets may be less liquid and more volatile than securities of comparable domestic issuers. Emerging markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of an Underlying Scudder Fund is uninvested and no return is earned thereon. The inability of an Underlying Scudder Fund to make intended security purchases due to settlement problems could cause an Underlying Scudder Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to an Underlying Scudder Fund due to subsequent declines in value of the portfolio security or, if an Underlying Scudder Fund has entered into a contract to sell the security, in possible liability to the purchaser. Costs associated with transactions in foreign securities are generally higher than costs associated with transactions in U.S. securities. Such transactions also involve additional costs for the purchase or sale of foreign currency.

Foreign investment in certain emerging market debt obligations is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in certain emerging market debt obligations and increase the costs and expenses of an Underlying Scudder Fund. Certain emerging markets require prior governmental approval of investments by foreign persons, and/or impose additional taxes on foreign investors. These markets may also restrict investment opportunities in issuers in industries deemed important to national interests.

Certain emerging markets may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in an emerging market's balance of payments or for other reasons, a country could impose temporary restrictions on foreign capital remittances. An Underlying Scudder Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to an Underlying Scudder Fund of any restrictions on investments.

Throughout the last decade many emerging markets have experienced and continue to experience high rates of inflation. In certain countries inflation has at times accelerated rapidly to hyperinflationary levels, creating a negative interest rate environment and sharply eroding the value of outstanding financial assets in those countries. Increases in inflation could have an adverse effect on an Underlying Scudder Fund's non-dollar denominated securities and on the issuers of debt obligations generally.

Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. The securities markets, values of securities, yields and risks associated with securities markets in different countries may change independently of each other.

Investment in sovereign debt can involve a high degree of risk. Holders of sovereign debt (including an Underlying Scudder Fund) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part. Securities traded in certain emerging European securities markets may be subject to risks due to the inexperience of financial intermediaries, the lack of modern technology and the lack of a sufficient capital base to expand business operations. Additionally, former Communist regimes of a number of Eastern European countries had expropriated a large amount of property, the claims on which have not been entirely settled. There can be no assurance that an Underlying Scudder Fund's investments in Eastern Europe would not also be expropriated, nationalized or otherwise confiscated. Finally, any change in the leadership or policies of Eastern European countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities.

High yield/high risk securities. Certain Underlying Scudder Funds may invest in debt securities which are rated below investment-grade (hereinafter referred to as "lower rated securities") or which are unrated, but equivalent to those rated below investment- grade. The lower the ratings of such debt securities, the greater their risks render them like equity securities. These debt instruments generally offer a higher current yield than that available from higher grade issues, but typically involve greater risk and lesser liquidity.

The lack of a liquid secondary market for certain securities may also make it more difficult for an Underlying Scudder Fund to obtain accurate market quotations for purposes of valuing its portfolio and calculating its net asset value. Lower rated and unrated securities are especially subject to adverse changes in general economic conditions, to changes in the financial condition of their issuers, and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, issuers of these instruments may experience financial stress that could adversely affect their ability to make payments of principal and interest and increase the possibility of default. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of these securities especially in a market characterized by only a small amount of trading. Perceived credit quality in this market can change suddenly and unexpectedly, and may not fully reflect the actual risk posed by a particular lower rated or unrated security.

Securities lending. From time to time certain Underlying Scudder Funds may lend their portfolio securities to registered broker/dealers as described above. The risks of lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made to registered broker/dealers deemed by the Adviser to be of good standing and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk.

Investing in emerging growth companies. The investment risk associated with emerging growth companies is higher than that normally associated with larger, older companies due to the greater business risks of small size, the relative age of the company, limited product lines, distribution channels and financial and managerial resources. Further, there is typically less publicly available information concerning smaller companies than for larger, more established ones.

The securities of small companies are often traded over-the-counter and may not be traded in the volumes typical on a national securities exchange. Consequently, in order to sell this type of holding, an Underlying Scudder Fund may need to discount the securities from recent prices or dispose of the securities over a long period of time. The prices of this type of security may be more volatile than those of larger companies which are often traded on a national securities exchange.

Precious metals. Investments in precious metals and in precious metals-related securities and companies involve a relatively high degree of risk. Prices of gold and other precious metals can be influenced by a variety of global economic, financial and political factors and may fluctuate markedly over short periods of time. Among other things, precious metals values can be affected by changes in inflation, investment speculation, metal sales by governments or central banks, changes in industrial and commercial demand, and any governmental restrictions on private ownership of gold or other precious metals.

Correlation of gold and gold securities. The Adviser believes that the value of the securities of firms that deal in gold will correspond generally, over time, with the prices of the underlying metal. At any given time, however, changes in the price of gold may not strongly correlate with changes in the value of securities related to gold, which are expected to constitute part of certain Underlying Scudder Funds' assets. In fact, there may be periods in which the price of gold stocks and gold will move in different directions. The reason for this potential disparity is that political and economic factors, including behavior of the stock market, may have differing impacts on gold versus gold stocks.

Investing in Latin America. The Adviser believes that investment opportunities may result from recent trends in Latin America encouraging greater market orientation and less governmental intervention in economic affairs. Investors, however, should be aware that the Latin American economies have experienced considerable difficulties in the past decade. Although there have been significant improvements in recent years, the Latin American economies continue to experience challenging problems, including high inflation rates and high interest rates relative to the U.S. The emergence of the Latin American economies and securities markets will require continued economic and fiscal discipline which has been lacking at times in the past, as well as stable political and social conditions. Recovery may also be influenced by international economic conditions, particularly those in the U.S., and by world prices for oil and other commodities. There is no assurance that recent economic initiatives will be successful.

Certain risks associated with international investments and investing in smaller, developing capital markets are heightened for investments in Latin
American countries. For example, some of the currencies of Latin American countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made in certain of these currencies periodically. In addition, although there is a trend toward less government involvement in commerce, governments of many Latin American countries have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, the government still owns or controls many companies, including some of the largest in the country. Accordingly, government actions in the future could have a significant effect on economic conditions in Latin American countries, which could affect private sector companies and an Underlying Scudder Fund, as well as the value of securities in an Underlying Scudder Fund's portfolio.

Most Latin American countries have experienced substantial, and in some periods, extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain Latin American countries.

Certain Latin American countries are among the largest debtors to commercial banks and foreign governments. Some of these countries have in the past defaulted on their sovereign debt. Holders of sovereign debt (including an Underlying Scudder Fund) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

The limited size of many Latin American securities markets and limited trading volume in issuers compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of securities.

The portion of an Underlying Scudder Fund's assets invested directly in Chile may be less than the portions invested in other countries in Latin America because, at present, capital invested in Chile normally cannot be repatriated for as long as five years.

Borrowing. Although the principal of an Underlying Scudder Fund's borrowing will be fixed, an Underlying Scudder Fund's assets may change in value during the time a borrowing is outstanding, increasing exposure to capital risk.

Investing in the Pacific Basin. Certain Underlying Scudder Funds are susceptible to political and economic factors affecting issuers in Pacific Basin countries. Many of the countries of the Pacific Basin are developing both economically and politically. Pacific Basin countries may have relatively unstable governments, economies based on only a few commodities or industries, and securities markets trading infrequently or in low volumes. Some Pacific Basin countries restrict the extent to which foreigners may invest in their securities markets.
Securities of issuers located in some Pacific Basin countries tend to have volatile prices and may offer significant potential for loss as well as gain. Further, certain companies in the Pacific Basin may not have firmly established product markets, may lack depth of management, or may be more vulnerable to political or economic developments such as nationalization of their own industries.

Corporate and Municipal Bond Ratings. The following is a description of the ratings given by S&P and Moody's to corporate and municipal bonds. Should the rating of a portfolio security held by an Underlying Scudder Fund be downgraded, the Adviser will determine whether it is in the best interest of the Underlying Scudder Fund to retain or dispose of such security.

S&P:

Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighted by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating. The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued. The rating C1 is reserved for income bonds on which no interest is being paid. Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period had not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Moody's:

Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                             SCUDDER PATHWAY SERIES
                             Two International Place
                           Boston, Massachusetts 02110

          Scudder Pathway Series is a professionally managed, open-end investment company which offers four investment portfolios.

                             CONSERVATIVE PORTFOLIO
                               BALANCED PORTFOLIO
                                GROWTH PORTFOLIO
                             INTERNATIONAL PORTFOLIO






--------------------------------------------------------------------------------



                       STATEMENT OF ADDITIONAL INFORMATION

                                November 15, 1996



--------------------------------------------------------------------------------


     This combined Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectuses of Scudder Pathway Series Portfolios dated November 15, 1996, as amended from time to time, a copy of which may be obtained without charge by writing to Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103.

                                TABLE OF CONTENTS
                                                                                                                   Page


PATHWAY SERIES' INVESTMENT OBJECTIVES AND POLICIES....................................................................1
         General Investment Objectives and Policies...................................................................1
         The Underlying Scudder Funds.................................................................................1
         Risk Factors of Underlying Scudder Funds....................................................................10
         Investment Restrictions of the Portfolios...................................................................10

PURCHASES............................................................................................................11
         Additional Information About Opening An Account.............................................................11
         Additional Information About Making Subsequent Investments..................................................11
         Additional Information About Making Subsequent Investments by AutoBuy.......................................12
         Checks......................................................................................................12
         Wire Transfer of Federal Funds..............................................................................12
         Share Price.................................................................................................13
         Share Certificates..........................................................................................13
         Other Information...........................................................................................13

EXCHANGES AND REDEMPTIONS............................................................................................13
         Exchanges...................................................................................................13
         Redemption By Telephone.....................................................................................14
         Redemption by AutoSell......................................................................................15
         Redemption by Mail or Fax...................................................................................15
         Redemption-in-Kind..........................................................................................16
         Other Information...........................................................................................16

FEATURES AND SERVICES OFFERED BY THE TRUST...........................................................................17
         The Pure No-Load(TM)  Concept...............................................................................17
         Dividend and Capital Gain Distribution Options..............................................................18
         Scudder Funds Centers.......................................................................................18
         Reports to Shareholders.....................................................................................19
         Transaction Summaries.......................................................................................19

THE SCUDDER FAMILY OF FUNDS..........................................................................................19

SPECIAL PLAN ACCOUNTS................................................................................................22
         Scudder Retirement Plans:  Profit-Sharing and Money Purchase Pension Plans for Corporations and
              Self-Employed Individuals..............................................................................23
         Scudder 401(k): Cash or Deferred Profit-Sharing Plan for Corporations and Self-Employed Individuals.........23
         Scudder IRA:  Individual Retirement Account.................................................................23
         Scudder 403(b) Plan.........................................................................................24
         Automatic Withdrawal Plan...................................................................................24
         Group or Salary Deduction Plan..............................................................................24
         Automatic Investment Plan...................................................................................25
         Uniform Transfers/Gifts to Minors Act.......................................................................25

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS............................................................................25

PERFORMANCE INFORMATION..............................................................................................26
         Average Annual Total Return.................................................................................26
         Cumulative Total Return.....................................................................................26
         SEC Yields of Conservative Portfolio and Balanced Portfolio.................................................27
         Total Return................................................................................................27
         Capital Change..............................................................................................27

TRUST ORGANIZATION...................................................................................................32



                                      i

                          TABLE OF CONTENTS (continued)
                                                                                                                   Page


INVESTMENT ADVISER...................................................................................................33
         Personal Investments by Employees of the Adviser............................................................35
         Management Fees of Underlying Scudder Funds.................................................................35

SPECIAL SERVICING AGREEMENT..........................................................................................36

TRUSTEES AND OFFICERS................................................................................................37

REMUNERATION.........................................................................................................38

DISTRIBUTOR..........................................................................................................38

TAXES................................................................................................................39
         Taxation of the Portfolios and Their Shareholders...........................................................39
         Taxation of the Underlying Scudder Funds....................................................................41

PORTFOLIO TRANSACTIONS...............................................................................................42
         Portfolio Turnover..........................................................................................42

NET ASSET VALUE......................................................................................................42

ADDITIONAL INFORMATION...............................................................................................43
         Other Information...........................................................................................43

FINANCIAL STATEMENTS.................................................................................................44


GLOSSARY

               PATHWAY SERIES' INVESTMENT OBJECTIVES AND POLICIES

                  (See "Investment objectives and policies" and
                   "Additional information about policies and
                 investments" in the Portfolios' prospectuses.)

General Investment Objectives and Policies

         The Series is composed of six separate non-diversified portfolios (the "Portfolios"), four of which are currently offered, which invest primarily in existing, pure no-load(TM) Scudder Funds (the "Underlying Scudder Funds"), according to well-defined investment objectives. The Portfolios may also invest in money market instruments to provide for redemptions for temporary or defensive purposes. Each Portfolio offers a professionally managed, long-term investment program that can, with the exception of the "International Portfolio," serve as a complete investment program or as a core part of a larger portfolio. Achievement of each Portfolio's objective cannot be assured.

         The Portfolios are professionally managed portfolios which allocate their investments among select funds in the Scudder Family of Funds. Each Portfolio is designed for investors seeking a distinct investment style: a conservative investment approach ("Pathway Series: Conservative Portfolio"), a balance of growth and income ("Pathway Series: Balanced Portfolio"), growth of capital ("Pathway Series: Growth Portfolio"), or international exposure ("Pathway Series: International Portfolio"). The Portfolios have been created in response to increasing demand by mutual fund investors for a simple and effective means of structuring a diversified mutual fund investment program suited to their general needs. As has been well documented in the financial press, the proliferation of mutual funds over the last several years has left many investors confused and in search of a simpler means to manage their investments. Many mutual fund investors realize the value of diversifying their investments in a number of mutual funds (e.g., a money market fund for liquidity and price stability, a growth fund for long-term appreciation, an income fund for current income and relative safety of principal, an international fund for greater diversification), but need professional management to decide such questions as which mutual funds to select, how much of their assets to commit to each fund and when to allocate their selections. The Portfolios will allow investors to rely on Scudder, Stevens & Clark, Inc. (the "Adviser") to determine (within clearly explained parameters) the amount to invest in each of several Underlying Scudder Funds and the timing of such investments.

         The investment objectives of the four Portfolios are as follows:

Conservative Portfolio

         The   Conservative   Portfolio  seeks  primarily   current  income  and
secondarily long-term growth of capital primarily through investment in a diversified mix of Underlying Scudder Funds.

Balanced Portfolio

         The Balanced Portfolio seeks a balance of growth and income primarily through investment in a diversified mix of Underlying Scudder Funds.

Growth Portfolio

         The Growth Portfolio seeks long-term growth of capital primarily through investment in a diversified mix of Underlying Scudder Funds.

International Portfolio

         The International Portfolio seeks long-term growth of capital primarily through investment in a diversified mix of global and international Underlying Scudder Funds.

The Underlying Scudder Funds

         Each Portfolio will purchase or sell securities to: (a) accommodate purchases and sales of each Portfolio's shares, (b) change the percentages of each Portfolio's assets invested in each of the Underlying Scudder Funds in response to changing market conditions, and (c) maintain or modify the allocation of each Portfolio's assets in accordance with the investment mixes described below.

         Portfolio managers will allocate Portfolio assets among the Underlying Scudder Funds in accordance with predetermined percentage ranges, based on the Adviser's outlook for the financial markets, the world's economies and the relative performance potential of the Underlying Scudder Funds. The Underlying Scudder Funds have been selected to represent a broad spectrum of investment options for the Portfolios, subject to the following investment ranges:
(Conservative) 40-80% bond mutual funds, 20-50% equity mutual funds, 0-15% money market funds; (Balanced) 40-70% equity mutual funds, 25-60% bond mutual funds, 0-10% money market funds; (Growth) 60-90% equity mutual funds, 10-40% bond mutual funds, 0-5% money market funds; (International) 60-100% equity mutual funds, 0-40% bond mutual funds, 0-20% money market funds.

  ------------------------------------------------------------------------------------------------------------------------
   Conservative Portfolio          Balanced Portfolio             Growth Portfolio          International Portfolio
  Underlying Scudder Funds      Underlying Scudder Funds      Underlying Scudder Funds      Underlying Scudder Funds
  ------------------------      ------------------------      ------------------------      ------------------------

  Bond Mutual Funds             Equity Mutual Funds           Equity Mutual Funds          Equity Mutual Funds

  Scudder Emerging Markets      Scudder Capital Growth Fund   Scudder Capital Growth Fund  Scudder Emerging Markets
     Income Fund                Scudder Classic Growth Fund   Scudder Classic Growth Fund     Growth Fund
  Scudder Global Bond Fund      Scudder Development Fund      Scudder Development Fund     Scudder Global Discovery Fund
  Scudder GNMA Fund             Scudder Emerging Markets      Scudder Emerging Markets     Scudder Global Fund
  Scudder High Yield Bond Fund     Growth Fund                   Growth Fund                Scudder Gold Fund
  Scudder Income Fund           Scudder Global Discovery Fund Scudder Global Discovery     Scudder International Fund
  Scudder International Bond    Scudder Global Fund              Fund                      Scudder Latin America Fund
     Fund                       Scudder Gold Fund             Scudder Global Fund          Scudder Pacific Opportunities
  Scudder Short Term Bond       Scudder Growth and Income     Scudder Gold Fund               Fund
     Fund                          Fund                       Scudder Growth and Income    Bond Mutual Funds
  Equity Mutual Funds           Scudder International Fund       Fund
                                Scudder Latin America Fund    Scudder International Fund   Scudder Emerging Markets
  Scudder Capital Growth Fund   Scudder Micro Cap Fund        Scudder Latin America Fund      Income Fund
  Scudder Classic Growth Fund   Scudder Pacific               Scudder Micro Cap Fund       Scudder Global Bond Fund
  Scudder Development Fund         Opportunities Fund         Scudder Pacific              Scudder International Bond
  Scudder Emerging Markets      Scudder Quality Growth Fund      Opportunities Fund           Fund
     Growth Fund                Scudder Small Company Value   Scudder Quality Growth Fund  Scudder Short Term Bond Fund
  Scudder Global Discovery         Fund                       Scudder Small Company Value
     Fund                       Scudder 21st Century Growth      Fund
  Scudder Global Fund              Fund                       Scudder 21st Century Growth  Money Market Fund
  Scudder Gold Fund             Scudder Value Fund               Fund                      Scudder Cash Investment Trust
  Scudder Growth and Income     Bond Mutual Funds             Scudder Value Fund
     Fund                                                     Bond Mutual Funds
  Scudder International Fund    Scudder Emerging Markets
  Scudder Latin America Fund       Income Fund                Scudder Emerging Markets
  Scudder Micro Cap Fund        Scudder Global Bond Fund         Income Fund
  Scudder Pacific               Scudder GNMA Fund             Scudder Global Bond Fund
     Opportunities Fund         Scudder High Yield Bond Fund  Scudder GNMA Fund
  Scudder Quality Growth Fund   Scudder Income Fund           Scudder High Yield Bond Fund
  Scudder Small Company Value   Scudder International Bond    Scudder Income Fund
     Fund                          Fund                       Scudder International Bond
  Scudder 21st Century Growth   Scudder Short Term Bond Fund     Fund
     Fund                       Money Market Fund             Scudder Short Term Bond
  Scudder Value Fund                                             Fund
  Money Market Fund             Scudder Cash Investment Trust
                                                              Money Market Fund
  Scudder Cash Investment Trust                               Scudder Cash Investment
                                                                 Trust
  ------------------------------------------------------------------------------------------------------------------------

         The following Underlying Scudder Fund is the money market fund in which the Portfolios may invest and will likely serve as the primary cash reserve portion of the Portfolios.

         Scudder Cash Investment Trust seeks to maintain stability of capital and, consistent therewith, to maintain liquidity of capital and to provide current income. The Fund seeks to maintain a constant net asset value of $1.00 per share. There can be no assurance that the stable net asset value will be maintained and shares of the Fund are not insured or guaranteed by the U.S. Government. The Fund purchases domestic and foreign U.S. dollar-denominated money market securities. All of the Fund's portfolio securities must meet certain quality criteria at the time of purchase. Generally, the Fund may purchase only securities which are rated, or issued by a company with comparable securities rated, within the two highest quality rating categories of one or more of the following rating agencies: Moody's Investors Service, Inc.
("Moody's"), Standard & Poor's ("S&P") and Fitch Investors Service, Inc. ("Fitch"). The maturity of each investment in the Fund's portfolio is 397 calendar days or less, except in the case of U.S. Government securities which may have maturities of up to 762 calendar days. The dollar-weighted average maturity of the Fund's portfolio investments varies with money market conditions, but is always 90 days or less. As a money market fund with a short-term maturity, the Fund's income fluctuates with changes in interest rates but its price is expected to remain fixed at $1.00 per share.


         The following Underlying Scudder Funds are bond mutual funds which seek to provide current income.

         Scudder Emerging Markets Income Fund is a non-diversified investment company which seeks to provide high current income. As a secondary objective, the Fund seeks long-term capital appreciation. In pursuing these goals, the Fund invests primarily in high-yielding, high-risk debt securities issued by governments and corporations in emerging markets. The Fund considers "emerging markets" to include any country that is defined as an emerging or developing economy by any one of the following: International Bank for Reconstruction and Development (i.e., the World Bank), the International Finance Corporation or the United Nations or its authorities. To reduce currency risk, the Fund will invest at least 65% of its assets in U.S. dollar-denominated debt securities. Therefore, no more than 35% of the Fund's assets may be invested in debt securities denominated in foreign currencies. By focusing on fixed-income instruments issued in emerging markets, the Fund invests predominantly in debt securities that are rated below investment-grade. The Fund may invest up to 5% of its net assets in non-performing securities whose quality is comparable to securities rated as low as D by S&P or C by Moody's. The Fund involves above-average bond fund risk and can invest entirely in high yield/high risk bonds. Investments in emerging markets can be volatile. The Fund's share price and yield can fluctuate daily in response to political events, changes in the perceived creditworthiness of emerging nations, fluctuations in interest rates and, to a certain extent, movements in foreign currencies.


         Scudder GNMA Fund seeks to provide high current income and safety of principal from a portfolio of high quality, U.S. Government guaranteed mortgage-backed securities and U.S. Treasury securities. Under normal conditions, the Fund invests at least 65% of its total assets in mortgage-backed securities issued or guaranteed by the Government National Mortgage Association ("GNMA" or "Ginnie Mae"). Such guarantees are supported by the full faith and credit of the U.S. Government. These guarantees apply only to the timely payment of both principal and interest of the GNMA securities held in the Fund's portfolio. Up to 35% of the Fund's total assets may be held in cash, cash equivalents or invested in securities issued or directly guaranteed by the U.S. Government, including U.S. Treasury bills, notes and bonds. The market values of the Fund's investments and correspondingly the Fund's share price will vary inversely with changes in prevailing interest rates and in response to other bond market factors, such as changes in the supply and demand for mortgage-backed securities.


         Scudder Global Bond Fund is a non-diversified investment company which seeks to provide total return with an emphasis on current income by investing primarily in high-grade bonds denominated in foreign currencies and the U.S. dollar. As a secondary objective, the Fund seeks capital appreciation. The Fund invests principally in a managed portfolio of high-grade intermediate- and long-term bonds denominated in the U.S. dollar and foreign currencies, including bonds denominated in the European Currency Unit (ECU). (Intermediate-term bonds generally have maturities between three and eight years, and long-term bonds generally have maturities of greater than eight years.) Portfolio investments are selected on the basis of, among other things, yields, credit quality, and the fundamental outlooks for currency and interest rate trends in different parts of the globe, taking into account the ability to hedge a degree of currency or local bond price risk. At least 65% of the Fund's investments will consist of high-grade debt securities, which are those rated in one of the three highest rating categories of one of the major U.S. rating services or, if unrated, considered to be of equivalent quality in local currency terms as determined by the Adviser. The Fund may also invest up to 15% of its net assets in debt securities rated BBB or BB by S&P or Baa or Ba by Moody's, or unrated securities considered to be of equivalent quality by the Adviser. The Fund does not invest in any securities rated B or lower. Under normal market conditions, the Fund will invest at least 15% of its total assets in U.S. dollar-denominated securities, issued domestically or abroad. The Fund may invest in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities; obligations issued or guaranteed by foreign national governments, their agencies, instrumentalities or political subdivisions; and debt securities issued or guaranteed by supranational organizations such as the European Investment Bank, Inter-American Development Bank and The World Bank. The Fund may also invest in non-government securities including corporate debt securities, bank or bank holding company obligations (e.g., certificates of deposit and bankers acceptances), and mortgage and other asset-backed issues.

         Scudder Income Fund seeks a high level of income, consistent with the prudent investment of capital, through a flexible investment program emphasizing high-grade bonds. The Fund invests primarily in a broad range of high-grade, income-producing securities such as corporate bonds and government securities. All bonds purchased by the Fund will be investment-grade bonds. The majority of the Fund's assets are usually invested in intermediate and longer term fixed-income securities.


         Scudder International Bond Fund is a non-diversified investment company which seeks to provide income primarily by investing in a managed portfolio of high-grade debt securities denominated in foreign currencies. As a secondary objective, the Fund seeks protection and possible enhancement of principal value by actively managing currency, bond market and maturity exposure and by security selection. To achieve its objectives, the Fund primarily invests in a managed portfolio of debt securities denominated in foreign currencies, including bonds denominated in the European Currency Unit (ECU). Portfolio investments are selected on the basis of, among other things, yields, credit quality, and the fundamental outlooks for currency and interest rate trends in different parts of the globe, taking into account the ability to hedge a degree of currency or local bond price risk. The Fund normally invests at least 65% of its total assets in bonds denominated in foreign currencies. The Fund invests no more than 35% of the value of its total assets in U.S. debt securities. The Fund invests no more than 15% of its total assets in debt securities rated below investment-grade, but no lower than B.


         Scudder High Yield Bond Fund seeks a high level of current income and, secondarily, capital appreciation through investment primarily in below investment-grade domestic debt securities. In pursuit of its investment objectives, the Fund, under normal market conditions, invests at least 65% of its total assets in high yield, below investment-grade domestic debt securities. The Fund defines "domestic debt securities" as securities of companies domiciled in the U.S. or organized under the laws of the U.S. or for which the U.S. trading market is a primary market. The Fund may invest in a variety of other securities including convertible and preferred securities, U.S. Treasury and Agency bonds, Brady bonds, mortgage-backed and asset-backed securities, common stocks and warrants, securities issued by real estate investment trusts, bank loans, loan participations, dollar rolls, indexed securities and restricted securities, such as those acquired through private placements. The Fund may invest up to 25% of its total assets in foreign securities. The Fund considers "emerging markets" to include any country that is defined as an emerging or developing economy by any one of the International Bank for Reconstruction and Development (i.e., the World Bank), the International Finance Corporation or the United Nations or its authorities.

         Scudder Short Term Bond Fund seeks to provide a high level of income consistent with a high degree of principal stability by investing primarily in high quality, short-term bonds. The dollar-weighted average effective maturity of the Fund's portfolio may not exceed three years. The net asset value of the Fund is expected to fluctuate with changes in interest rates and bond market conditions, although this fluctuation should be more moderate than that of a fund with a longer average maturity. The Adviser, however, will attempt to minimize principal fluctuation through, among other things, diversification, credit analysis and security selection, and adjustment of the Fund's average portfolio maturity. When, in the opinion of the Adviser, economic or other conditions warrant, for temporary defensive purposes the Fund may invest more than 35% of its assets in money market instruments. The Fund emphasizes high quality investments. At least 65% of the Fund's net assets will be invested in
(1) obligations of the U.S. Government,  its agencies or instrumentalities,  and
(2) debt securities rated, at the time of purchase, in one of the two highest categories of S&P or Moody's. In addition, the Fund will not invest in any debt security rated at the time of purchase below investment-grade.

         The following Underlying Scudder Fund is an equity mutual fund which seeks a combination of income and growth.

         Scudder Growth and Income Fund seeks long-term growth of capital, current income and growth of income. The Fund attempts to achieve its investment objective by investing primarily in dividend-paying common stocks, preferred stocks and securities convertible into common stocks of companies with long-standing records of earnings growth. The Fund may also purchase securities which do not pay current dividends but which offer prospects for growth of capital and future income. Convertible securities (which may be current coupon or zero coupon securities) are bonds, notes, debentures, preferred stocks and other securities which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The Fund may also invest in nonconvertible preferred stocks consistent with its objective.

         The following Underlying Scudder Funds are equity mutual funds which seek long-term growth or capital appreciation.

         Scudder Capital Growth Fund seeks to maximize long-term capital growth through a broad and flexible investment program. The Fund invests in marketable securities, principally common stocks and, consistent with its objective of long-term capital growth, preferred stocks. The Fund is free to invest in a wide range of marketable securities which the Adviser believes offer the potential for long-term, above-average growth. The Fund looks for companies whose securities appear to present a favorable relationship between market price and opportunity. These may include securities of companies whose fundamentals or products may be of only average promise. The Fund may invest up to 20% of its net assets in debt securities when management anticipates that the capital appreciation on debt securities is likely to equal or exceed the capital appreciation on common stocks over a selected time, such as during periods of unusually high interest rates. Such debt securities may be rated below investment-grade, or of equivalent quality as determined by the Adviser. However, the Fund will invest no more than 10% of its net assets in securities rated B or lower.


         Scudder Classic Growth Fund seeks to provide long-term growth of capital and to keep the value of its shares more stable than other capital growth mutual funds. Under normal market conditions, the Fund invests primarily in a diversified portfolio of common stocks which the Adviser believes offers above-average appreciation potential yet, as a portfolio, offers the potential for less share price volatility than other growth mutual funds. In seeking such investments, the Adviser focuses its investment in high quality, medium-to-large sized U. S. companies with leading competitive positions. The Fund allocates its investments widely among different industries and companies, and adjusts its portfolio securities based on long-term investment considerations as opposed to short-term trading. While the Fund emphasizes U.S. investments, it can commit a portion of assets to the equity securities of foreign growth companies that meet the criteria applicable to domestic investments. The Fund can purchase other types of equity securities including securities convertible into common stocks, preferred stocks, rights and warrants. The Fund may invest up to 20% of its net assets in debt securities when the Adviser anticipates that the capital appreciation on debt securities is likely to equal or exceed the capital appreciation on common stocks over a selected time, such as during periods of unusually high interest rates.


         Scudder Development Fund seeks long-term growth of capital by investing primarily in securities of emerging growth companies. The Fund generally invests in equity securities, including common stocks and convertible securities, of relatively small or little-known companies, commonly referred to as emerging growth companies, that the Adviser believes have above-average earnings growth potential and/or may receive greater market recognition. To help reduce risk, the Fund allocates its investments among many companies and different industries. In selecting industries and companies for investment, the Adviser will consider overall growth prospects, financial condition, competitive position, technology, research and development, productivity, labor costs, raw material costs and sources, profit margins, return on investment, structural changes in local economies, capital resources, the degree of governmental regulation or deregulation, management and other factors. While the Fund generally emphasizes investments in companies domiciled in the U.S., it may invest in listed and unlisted foreign securities that meet the same criteria as the Fund's domestic holdings when the anticipated performance of foreign securities is believed by the Adviser to offer more potential than domestic alternatives in keeping with the investment objective of the Fund. However, the Fund has no current intention of investing more than 20% of its net assets in foreign securities.


         Scudder Emerging Markets Growth Fund is a non-diversified investment company which seeks long-term growth of capital primarily through equity investment in emerging markets around the globe. The Fund will invest in the Asia-Pacific region, Latin America, less developed nations in Europe, the Middle East and Africa, focusing investments in countries and regions where there appear to be the best value and appreciation potential, subject to considerations of portfolio diversification and liquidity. At least 65% of the Fund's total assets will be invested in the equity securities of emerging market issuers. The Fund considers "emerging markets" to include any country that is defined as an emerging or developing economy by any one of the International Bank for Reconstruction and Development (i.e., the World Bank), the International Finance Corporation or the United Nations or its authorities. The Fund intends to allocate its investments among at least three countries at all times, and does not expect to concentrate in any particular industry. The Fund deems an issuer to be located in an emerging market if:


-    the issuer is organized under the laws of an emerging market country;

-    the issuer's principal  securities trading market is in an emerging market;
     or

- at least 50% of the issuer's non-current assets, capitalization, gross revenue or profit in any one of the two most recent fiscal years is derived (directly or indirectly through subsidiaries) from assets or activities located in emerging markets.

         The Fund may invest up to 35% of its total assets in emerging market and domestic debt securities if the Adviser determines that the capital appreciation of debt securities is likely to equal or exceed the capital appreciation of equity securities. Under normal market conditions, the Fund may invest up to 35% of its assets in equity securities of issuers in the U.S. and other developed markets.

         Scudder Global Discovery Fund seeks above-average capital appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world. In pursuit of its objective, the Fund generally invests in small, rapidly growing companies which offer the potential for above-average returns relative to larger companies, yet are frequently overlooked and thus undervalued by the market. The Fund has the flexibility to invest in any region of the world. Under normal circumstances, the Fund invests at least 65% of its total assets in the equity securities of small companies. While the Adviser believes that smaller, lesser-known companies can offer greater growth potential than larger, more established firms, the former also involve greater risk and price volatility. To help reduce risk, the Fund expects, under normal market conditions, to diversify its portfolio widely by company, industry and country. The Fund intends to allocate investments among at least three countries at all times, one of which may be the United States. The Fund invests primarily in companies whose individual equity market capitalization would place them in the same size range as companies in approximately the lowest 20% of world market capitalization as represented by the Salomon Brothers Broad Market Index, an index comprised of equity securities of more than 6,500 small-, medium- and large-sized companies based in 22 markets around the globe. Based on this policy, the companies held by the Fund typically will have individual equity market capitalizations of between approximately $50 million and $2 billion (although the Fund will be free to invest in smaller capitalization issues that satisfy the Fund's size standard). Furthermore, the median market capitalization of the companies in which the Fund invests will not exceed $750 million. The Fund may invest up to 35% of its total assets in equity securities of larger companies located throughout the world and in investment-grade debt securities if the Adviser determines that the capital appreciation of debt securities is likely to exceed the capital appreciation of equity securities. The Fund may invest up to 5% of its net assets in debt securities rated below investment-grade.

         Scudder Global Fund seeks long-term growth of capital through a diversified portfolio of marketable securities, primarily equity securities, including common stocks, preferred stocks and debt securities convertible into common stocks. The Fund invests on a worldwide basis in equity securities of companies which are incorporated in the U.S. or in foreign countries. It also may invest in the debt securities of U.S. and foreign issuers. The Fund will be invested usually in securities of issuers located in at least three countries, one of which may be the U.S. It is expected that investments will include companies of varying size as measured by assets, sales or capitalization. The Fund generally invests in equity securities of established companies listed on U.S. or foreign securities exchanges, but also may invest in securities traded over-the-counter. It also may invest in debt securities convertible into common stock, convertible and non-convertible preferred stock, and fixed-income securities of governments, government agencies, supranational agencies and companies when the Adviser believes the potential for appreciation will equal or exceed that available from investments in equity securities. These debt and fixed-income securities will be investment-grade, except that the Fund may invest up to 5% of its total assets in debt securities rated below investment-grade.


         Scudder Gold Fund is a non-diversified investment company which seeks maximum return (principal change and income) consistent with investing in a portfolio of gold-related equity securities and gold. The Fund pursues its objective primarily through a portfolio of gold-related investments. Under normal market conditions, at least 65% of the Fund's total assets will be invested in (1) equity securities (defined as common stock, investment-grade preferred stock, warrants and debt securities that are convertible into or exchangeable for common stock) of U.S. and foreign companies primarily engaged in the exploration, mining, fabrication, processing or distribution of gold, (2) gold bullion, and (3) gold coins. A company will be considered "primarily engaged" in a business or an activity if it devotes or derives at least 50% of its assets, revenues and/or operating earnings from that business or activity. The remaining 35% of the Fund's assets may be invested in any precious metals other than gold; in equity securities of companies engaged in activities primarily relating to precious metals and minerals other than gold; in investment-grade debt securities, including zero coupon bonds, of companies engaged in activities relating to gold or other precious metals and minerals; in certain debt securities, a portion of the return on which is indexed to the price of precious metals; and, for hedging purposes, in precious metals; and utilize various other strategic transactions. Consistent with applicable state securities laws, up to 10% of the Fund's total assets may be invested directly in gold, silver, platinum and palladium bullion and in gold and silver coins. In addition, the Fund's assets may be invested in wholly owned subsidiaries of the Scudder Mutual Funds, Inc., of which the Fund is a series, that invest in gold, silver, platinum and palladium bullion and in gold and silver coins.

         Scudder International Fund seeks long-term growth of capital primarily through a diversified portfolio of marketable foreign equity securities. The Fund invests in companies, wherever organized, which do business primarily outside the United States. The Fund intends to diversify investments among several countries and to have represented in the portfolio, in substantial proportions, business activities in not less than three different countries. The Fund does not intend to concentrate investments in any particular industry. The Fund's investments are generally denominated in foreign currencies. The strength or weakness of the U.S. dollar against these currencies is responsible for part of the Fund's investment performance. The Fund may invest up to 20% of its total assets in investment-grade debt securities except that the Fund may invest up to 5% of its total assets in debt securities which are rated below investment-grade.

         Scudder Latin America Fund is a non-diversified investment company which seeks to provide long-term capital appreciation through investment primarily in the securities of Latin American issuers. The Fund involves above-average investment risk. The Fund seeks to benefit from economic and political trends emerging throughout Latin America. These trends are supported by governmental initiatives designed to promote freer trade and market-oriented economies. The Adviser believes that efforts by Latin American countries to, among other things, reduce government spending and deficits, control inflation, lower trade barriers, stabilize currency exchange rates, increase foreign and domestic investment and privatize state-owned companies, will set the stage for attractive investment returns over time. At least 65% of the Fund's total assets will be invested in the securities of Latin American issuers, and 50% of the Fund's total assets will be invested in Latin American equity securities. To meet its objective to provide long-term capital appreciation, the Fund normally invests at least 65% of its total assets in equity securities. The Fund considers Latin American countries to include Mexico, Central America, South America and the Spanish-speaking islands of the Caribbean. The Fund defines securities of Latin American issuers as follows:

- Securities of companies organized under the laws of a Latin American country or for which the principal securities trading market is in Latin America;

- Securities issued or guaranteed by the government of a country in Latin America, its agencies or instrumentalities, political subdivisions or the central bank of such country;

- Securities of companies, wherever organized, when at least 50% of an issuer's non-current assets, capitalization, gross revenue or profit in any one of the two most recent fiscal years represents (directly or indirectly through subsidiaries) assets or activities located in Latin America; or

- Securities of Latin American issuers, as defined above, in the form of depositary shares.

         The Fund may invest in debt securities which are unrated, rated or the equivalent of those rated below investment-grade although the Fund will not invest more than 10% of its net assets in securities rated B or lower by Moody's and S&P and may invest in securities rated C by Moody's or D by S&P.


         Scudder Micro Cap Fund seeks long-term growth of capital by investing primarily in a diversified portfolio of U.S. micro-capitalization ("micro-cap") common stocks. The Fund seeks to provide long-term growth of capital by investing, under normal market conditions, at least 80% of its assets in common stocks issued by U.S. micro-cap companies. The Fund will typically invest in companies that, at the time of purchase, are smaller than the smallest stocks in the Russell 2000 Index at its annual reconstitution. The median market capitalization (i.e., current stock price times shares outstanding) of the portfolio is not expected to exceed $125 million. While the Fund invests predominantly in common stocks, it can purchase other types of securities, including preferred stocks, convertible or non-convertible securities, rights and warrants. Securities may be listed on national exchanges or traded over-the-counter. The Fund may invest up to 20% of its assets in U. S. Treasuries, agency and instrumentality obligations, may enter into repurchase agreements and may engage in strategic transactions to increase stock market participation, enhance liquidity and manage transaction costs.

         Scudder Pacific Opportunities Fund is a non-diversified investment company which seeks long-term growth of capital through investment primarily in the equity securities of Pacific Basin companies, excluding Japan. The Fund invests, under normal market conditions, at least 65% of its assets in the equity securities of Pacific Basin companies. Pacific Basin countries include Australia, the Peoples Republic of China, India, Indonesia, Malaysia, New Zealand, the Philippines, Sri Lanka, Pakistan and Thailand, as well as Hong Kong, Singapore, South Korea and Taiwan--the so-called "four tigers." The Fund may invest in other countries in the Pacific Basin when their markets become sufficiently developed. The Fund will not, however, invest in Japanese securities. The Fund intends to allocate investments among at least three countries at all times and does not expect to concentrate investments in any particular industry. The Fund defines securities of Pacific Basin companies as follows:

- Securities of companies organized under the laws of a Pacific Basin country or for which the principal securities trading market is in the Pacific Basin; or

- Securities of companies, wherever organized, when at least 50% of a company's non-current assets, capitalization, gross revenue or profit in any one of the two most recent fiscal years represents (directly or indirectly through subsidiaries) assets or activities located in the Pacific Basin.

         Under normal market conditions, the Fund may invest up to 35% of its assets in equity securities of U.S. and other non-Pacific Basin issuers (excluding Japan). The Fund may invest up to 35% of its total assets in foreign and domestic high-grade debt securities if the Adviser determines that the capital appreciation of debt securities is likely to equal or exceed the capital appreciation of equity securities.

         Scudder Quality Growth Fund seeks to provide long-term growth of capital through investment primarily in the equity securities of seasoned, financially-strong U.S. growth companies. The Fund's equity investments consist of common stocks, preferred stocks and securities convertible into common stocks of companies which are of above-average financial quality and offer the prospect for above-average growth in earnings, cash flow or assets relative to the overall market as defined by the Standard & Poor's 500 Composite Price Index ("S&P 500"). The Fund invests at least 65% of its total assets in the equity securities of seasoned, financially-strong U.S. growth companies which are considered to be of above-average financial quality. The common stocks issued by these companies qualify, at the time of purchase, for one of the three highest equity ranking categories (A+, A or A-) of S&P or, if not ranked by S&P, are judged to be of comparable quality by the Adviser. Rankings by S&P are not an appraisal of a company's creditworthiness, as is true for S&P's debt security ratings, nor are these rankings intended as a forecast of future stock market performance. In addition to using S&P rankings of earnings and dividends of common stocks, the Adviser conducts its own analysis of a company's history, current financial position, and earnings prospects. The Fund allocates its investments among different industries and companies, and adjusts its portfolio securities based on long-term investment considerations as opposed to short-term trading. While the Fund emphasizes U.S. investments, it can commit a portion of assets to the equity securities of foreign growth companies which meet the criteria applicable to domestic investments. The Fund may invest in convertible securities which must be investment-grade.

         Scudder Small Company Value Fund invests for long-term growth of capital by seeking out undervalued stocks of small U.S. companies. In pursuit of long-term growth of capital, the Fund invests, under normal circumstances, at least 80% of its assets in the common stock of small U.S. companies. The Fund will invest in securities of companies that are similar in size to those in the Russell 2000(R) Index of small stocks. The median market capitalization (i.e., current stock price times shares outstanding) of the portfolio will be below $500 million. Companies represented in the portfolio of the Fund typically have the following characteristics:

- Attractive valuations relative to the Russell 2000 Index--a widely used benchmark of small stock performance--based on measures such as price to earnings, price to book value and price to cash flow ratios.

-    Favorable trends in earnings growth rates and stock price momentum.

         The Fund may invest up to 20% of its assets in U.S. Treasury, agency and instrumentality obligations, may enter into repurchase agreements and may engage in strategic transactions, using such derivatives contracts as index options and futures, to increase stock market participation, enhance liquidity and manage transaction costs.


         Scudder 21st Century Growth Fund seeks long-term growth of capital by investing primarily in the securities of emerging growth companies poised to be leaders in the 21st century. The Fund generally invests in equity securities, including common stocks and convertible securities, of relatively small or little-known companies, commonly referred to as emerging growth companies, with market capitalizations typically below $750 million. The Adviser believes these companies are well-positioned for above-average earnings growth and/or greater market recognition. Such favorable prospects may be a result of new or innovative products or services a given company is developing or provides, products or services that have the potential to impact significantly the industry in which the company competes or to change dramatically customer behavior in the 21st century. To help reduce risk in its search for high quality, emerging growth companies, the Adviser allocates the Fund's investments among many companies and different industries in the U.S. and, where opportunity warrants, abroad as well. Emerging growth companies are those with the ability, in the Adviser's opinion, to expand earnings per share by at least 15% per annum over the next three to five years at a minimum.

         Scudder Value Fund seeks long-term growth of capital through investment in undervalued equity securities. The Fund invests primarily in the equity securities of medium- to large-sized domestic companies with annual revenues or market capitalization of at least $600 million. The Fund invests in the securities of companies that, in the opinion of its Adviser, are undervalued in the marketplace in relation to current and estimated future earnings and dividends. These companies generally sell at price-earnings ratios below the market average, as defined by the S&P 500. The Fund invests at least 80% of its assets in equity securities, which consist of common stocks, preferred stocks and securities convertible into common stocks. While the Fund emphasizes U.S. investments, it can invest its assets in securities of foreign companies which meet the same criteria applicable to domestic investments. The Fund may invest up to 20% of its total assets in debt obligations, including zero coupon securities, may enter into repurchase agreements and may also engage in strategic transactions for hedging purposes and to seek to increase gain. The debt securities in which the Fund may be invested may be rated below investment-grade, although the Fund will invest no more than 10% of its net assets in securities rated B or lower by S&P or Moody's, and may not invest more than 5% of its net assets in securities rated C by Moody's or D by S&P.


         If you require more detailed information about an Underlying Scudder Fund call Scudder Investor Relations at 1-800-225-2470 to obtain the complete prospectus and statement of additional information for that fund.


         The following chart shows the Average Annual Total Returns for each of the Underlying Scudder Funds for their most recent one-, five-, ten-year and life of fund periods.

                                                            Assets as
                                                           of 10/31/96         Average Annual Total Returns(1)
                                               Inception       (in          One        Five         Ten     Life of
                                                  Date      millions)      Year        Years       Years      Fund
                                                  ----      ---------      ----        -----       -----      ----
Money Market Fund
Scudder Cash Investment Trust                   7/23/76      1,417.0       4.89%       4.01%       5.61%       -
Bond Mutual Funds
Scudder Emerging Markets Income Fund           12/31/93        304.6      36.96%        -          -          8.64%
Scudder Global Bond Fund                         3/1/91        217.3       3.67         4.80%      -          4.81
Scudder GNMA Fund                                7/5/85        405.6      10.20         7.28       7.82%      -
Scudder High Yield Bond Fund                    6/28/96         33.1       -            -          -          2.51
Scudder Income Fund                             5/10/28        588.3      18.54         9.82       9.40       -
Scudder International Bond Fund                  7/1/88        414.6       2.59         8.32       -          9.46
Scudder Short Term Bond Fund                     4/2/84      1,513.2       5.11         5.81       7.28       -
Equity Mutual Funds
Scudder Capital Growth Fund                      6/6/56      1,689.1      33.88%       13.88%     12.68%      -
Scudder Classic Growth Fund                      9/9/96          9.0       -            -          -          -
Scudder Development Fund                        1/18/71        981.0      35.26        18.77      13.56       -



                                       9

                                                            Assets as
                                                           of 10/31/96         Average Annual Total Returns(1)
                                               Inception       (in          One        Five         Ten     Life of
                                                  Date      millions)      Year        Years       Years      Fund
                                                  ----      ---------      ----        -----       -----      ----

Scudder Emerging Markets Growth Fund             5/8/96          74.7       -            -          -          -
Scudder Global Discovery Fund                   9/10/91         351.2      33.71%        -          -         13.22%
Scudder Global Fund                             7/23/86       1,350.1      16.65        13.23%      -         12.49
Scudder Gold Fund                               8/22/88         203.3      36.91        13.98       -          6.15
Scudder Growth and Income Fund                  3/15/29       3,911.7      31.18        16.91      13.97%      -
Scudder International Fund                      6/15/54       2,515.5      19.25         9.40      11.50       -
Scudder Latin America Fund                     12/08/92         622.8      22.60         -                    17.56
Scudder Micro Cap Fund                          8/12/96          26.0       -            -                     0.58
Scudder Pacific Opportunities Fund             12/08/92         328.6      13.11         -          -         11.46
Scudder Quality Growth Fund                     5/15/91         220.8      30.30         -          -         14.01
Scudder Small Company Value Fund                10/6/95          46.5       -            -          -         13.54
Scudder 21st Century Growth Fund                 9/9/96           5.8       -            -          -          -
Scudder Value Fund                             12/31/92          92.0      17.18         -          -         14.20

(1) As of each Underlying Scudder Fund's most recent fiscal reporting period.
All  total  return   calculations   assume  that  dividends  and  capital  gains
distributions,  if any, were reinvested.
Performance figures are historical and are not intended to indicate future investment performance.

Risk Factors of Underlying Scudder Funds


         In pursuing their investment objectives, each of the Underlying Scudder Funds is permitted to engage in a wide range of investment policies. The Underlying Scudder Funds' risks are determined by the nature of the securities held and the portfolio management strategies used by the Adviser. Certain of these policies are described in the "Glossary" and further information about the Underlying Scudder Funds is contained in the statement of additional information as well as the prospectuses of such funds. Because each Portfolio invests in certain of the Underlying Scudder Funds, shareholders of each Portfolio will be affected by these investment policies in direct proportion to the amount of assets each Portfolio allocates to the Underlying Scudder Funds pursuing such policies.

Investment Restrictions of the Portfolios

         The policies set forth below are fundamental policies of each Portfolio and may not be changed with respect to each of the Portfolios without the approval of a majority of such Portfolios' outstanding shares. As used in this combined Statement of Additional Information, a "majority of the outstanding voting securities of such Portfolio" means the lesser of (1) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of such Portfolio are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of such Portfolio. Each Portfolio may not:

         (1) borrow money, except as a temporary measure for extraordinary or emergency purposes or except in connection with reverse repurchase agreements; provided that a Portfolio maintains asset coverage of 300% for all borrowings;

         (2) act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of portfolio securities of a Portfolio;

         (3) make loans to other persons, except to the extent that the entry into repurchase agreements in accordance with its investment objectives and investment policies may be deemed to be loans;

         (4) purchase or sell real estate (except that an Underlying Scudder Fund may invest in (i) securities of companies which deal in real estate or mortgages, and (ii) securities secured by real estate or interests therein, and that an Underlying Scudder Fund reserves freedom of action to hold and to sell real estate acquired as a result of an Underlying Scudder Fund's ownership of securities); and

         (5) purchase or sell physical commodities or contracts relating to physical commodities.

         In addition, as a matter of fundamental policy, each Portfolio may:

         (1) concentrate more than 25% of their assets in mutual funds. In accordance with the Portfolios' investment programs set forth in the Portfolios' prospectuses, each Portfolio may invest more than 25% of its assets in certain of the Underlying Scudder Funds. However, each Underlying Scudder Fund in which each Portfolio will invest, with the exception of Scudder Gold Fund, will not concentrate more than 25% of its total assets in any one industry.

         Each Portfolio may not as a matter of nonfundamental policy:

         (a) invest in companies for the purpose of exercising management or control; and

         (b) borrow money in excess of 5% of total assets (taken at market value) except for temporary or emergency purposes or borrow other than from banks.


         The Portfolios will not invest in reverse repurchase agreements (except that an Underlying Scudder Fund may invest in reverse repurchase agreements).


         Any investment restrictions herein which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, the Portfolios.

                                    PURCHASES

              (See "Purchases" and "Transaction information" in the
                           Portfolios' prospectuses.)

Additional Information About Opening An Account

         Clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the National Association of Securities Dealers, Inc. ("NASD") and banks may, if they prefer, subscribe initially for at least $2,500 of Portfolio shares through Scudder Investor Services, Inc. (the "Distributor") by letter, fax, or telephone.

         Shareholders of other Scudder funds who have submitted an account application and have certified a tax identification number, clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the NASD, and banks may open an account by wire. These investors must call 1-800-225-5163 to get an account number. During the call the investor will be asked to indicate the Portfolio name, amount to be wired ($2,500 minimum), name of bank or trust company from which the wire will be sent, the exact registration of the new account, the tax identification number or social security number, address and telephone number. The investor must then call the bank to arrange a wire transfer to State Street Bank, Attention: The Scudder Funds, State Street Bank and Trust Company, Boston, MA 02101, ABA Number 011000028, DDA Account
9903-5552. The investor must give the Portfolio name, account name and the new account number. Finally, the investor must send a completed and signed application to the Portfolio promptly.

         The minimum initial purchase amount is less than $2,500 under certain special plan accounts.

Additional Information About Making Subsequent Investments

         Subsequent purchase orders for $10,000 or more and for an amount not greater than four times the value of the shareholder's account may be placed by telephone, fax, etc. by established shareholders (except by Scudder Individual

Retirement Account (IRA), Scudder Horizon Plan, Scudder Profit Sharing and Money Purchase Pension Plans, and Scudder 401(k) and Scudder 403(b) Plan holders), members of the NASD, and banks. Orders placed in this manner may be directed to any office of the Distributor listed in a Portfolio's prospectus. A confirmation of the purchase will be mailed out promptly following receipt of a request to buy. Federal regulations require that payment be received within three business days. If payment is not received within that time, the order is subject to cancellation. In the event of such cancellation or cancellation at the purchaser's request, the purchaser will be responsible for any loss incurred by a Portfolio or the principal underwriter by reason of such cancellation. If the purchaser is a shareholder, the Portfolio shall have the authority, as agent of the shareholder, to redeem shares in the account in order to reimburse the Portfolio or the principal underwriter for the loss incurred. Net losses on such transactions which are not recovered from the purchaser will be absorbed by the principal underwriter. Any net profit on the liquidation of unpaid shares will accrue to the Portfolio.

Additional Information About Making Subsequent Investments by AutoBuy

         Shareholders, whose predesignated bank account of record is a Member of the Automated Clearing House Network (ACH) and have elected to participate in the AutoBuy program, may purchase shares of a Portfolio by telephone. Through this service shareholders may purchase up to $250,000 but not less than $250. To purchase shares at the net asset value per share calculated on the day of your call by AutoBuy, shareholders should call before the close of trading on the New York Stock Exchange (the "Exchange") (normally 4 p.m. eastern time). Proceeds in the amount of your purchase will be transferred from your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. AutoBuy requests received after the close of regular trading on the Exchange will begin their processing the following business day and will be purchased at the net asset value per share calculated at the close of trading on the business day following your call. If you purchase shares by AutoBuy and redeem them within seven days of the purchase, the Portfolio may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. AutoBuy transactions are not available for Scudder IRA accounts and most other retirement plan accounts.


         In order to request purchases by AutoBuy, shareholders must have completed and returned to the transfer agent, Scudder Service Corporation (the "Transfer Agent"), the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish AutoBuy may so indicate on the application. Existing shareholders who wish to add AutoBuy to their account may do so by completing an AutoBuy Enrollment Form. After sending in an enrollment form shareholders should allow for 15 days for this service to be available.


Checks

         A certified check is not necessary, but checks are only accepted subject to collection at full face value in U.S. funds and must be drawn on, or payable through, a U.S. bank.

         If shares of a Portfolio are purchased by a check which proves to be uncollectible, the Portfolio reserves the right to cancel the purchase immediately and the purchaser will be responsible for any loss incurred by the Portfolio or the principal underwriter by reason of such cancellation. If the purchaser is a shareholder, the Portfolio shall have the authority, as agent of the shareholder, to redeem shares in the shareholder's account in order to reimburse the Portfolio or the principal underwriter for the loss incurred. Investors whose orders have been canceled may be prohibited or restricted from placing future orders in any of the Scudder funds.

Wire Transfer of Federal Funds

         To obtain the net asset value determined as of the close of regular trading on the Exchange on a selected day for a Portfolio, your bank must forward federal funds by wire transfer and provide the required account information so as to be available to a Portfolio prior to the regular close of trading on the Exchange (normally 4 p.m. eastern time).

         The bank sending an investor's federal funds by bank wire may charge for the service. Presently, the Distributor pays a fee for receipt by the custodian of "wired funds," but the right to charge investors for this service is reserved.

         Boston banks are closed on certain holidays although the Exchange may be open. These holidays are Martin Luther King, Jr. Day (the 3rd Monday in January), Columbus Day (the 2nd Monday in October) and Veterans Day (November
11). Investors are not able to purchase shares by wiring federal funds on such holidays because the custodian is not open to receive such federal funds on behalf of a Portfolio.

Share Price

         Purchases will be filled without sales charge at the net asset value next computed after receipt of the application in good order. Net asset value per share normally will be computed as of the close of regular trading on each day the Exchange is open for trading. Orders received after the close of regular trading on the Exchange will be executed at the next business day's net asset value. If the order has been placed by a member of the NASD, other than the Distributor, it is the responsibility of that member broker, rather than a Portfolio, to forward the purchase order to the Transfer Agent by the close of regular trading on the Exchange.

Share Certificates

         Due to the desire of the Portfolios' management to afford ease of redemption, certificates will not be issued to indicate ownership in a Portfolio.

Other Information

         If purchases or redemptions of Portfolio shares are arranged and settlement is made at an investor's election through a member of the NASD, other than the Distributor, that member may, at its discretion, charge a fee for that service.

         The Board of Trustees and the Distributor each has the right to limit the amount of purchases by, and to refuse to sell to, any person and each may suspend or terminate the offering of shares of a Portfolio at any time.

         The "Tax Identification Number" section of the application must be completed when opening an account. Applications and purchase orders without a certified tax identification number and certain other certified information (e.g. from exempt organizations, certification of exempt status) will be returned to the investor.

         The Trust may issue shares of each Portfolio at net asset value in connection with any merger or consolidation with, or acquisition of the assets of, any investment company (or series thereof) or personal holding company, subject to the requirements of the Investment Company Act of 1940 (the "1940 Act").

                            EXCHANGES AND REDEMPTIONS

      (See "Exchanges and redemptions" and "Transaction information" in the
                           Portfolios' prospectuses.)

Exchanges

         Exchanges are comprised of a redemption from one Portfolio and a purchase into another Portfolio or Scudder fund. The purchase side of the exchange may be either an additional investment into an existing account or may involve opening a new account in another Portfolio or Scudder fund. When an exchange involves a new account, the new account will be established with the same registration, tax identification number, address, telephone redemption option, "Scudder Automated Information Line" (SAIL(TM)) transaction authorization and dividend option as the existing account. Other features will not carry over automatically to the new account. Exchanges to a new Portfolio or fund account must be for a minimum of $2,500. When an exchange represents an additional investment into an existing account, the account receiving the exchange proceeds must have identical registration, tax identification number, address, and account options/features as the account of origin. Exchanges into an existing account must be for $100 or more. If the account receiving the exchange proceeds is to be different in any respect, the exchange request must be in writing and must contain an original signature guarantee as described under "Transaction Information--Redeeming shares--Signature guarantees" in a Portfolio's prospectus.

         Exchange orders received before the close of regular trading on the Exchange on any business day will ordinarily be executed at respective net asset values determined on that day. Exchange orders received after the close of regular trading on the Exchange will be executed on the following business day.

         Investors may also request, at no extra charge, to have exchanges automatically executed on a predetermined schedule from one Scudder fund or portfolio to an existing account in another Scudder fund or portfolio through Scudder's Automatic Exchange Program. Exchanges must be for a minimum of $50. Shareholders may add this free feature over the telephone or in writing. Automatic Exchanges will continue until the shareholder requests by telephone or in writing to have the feature removed, or until the originating account is depleted. The Trust and the Transfer Agent each reserves the right to suspend or terminate the privilege of the Automatic Exchange Program at any time.

         No commission is charged to the shareholder for any exchange described above. An exchange into another Portfolio or Scudder fund is a redemption of shares and therefore may result in tax consequences (gain or loss) to the shareholder, and the proceeds of such an exchange may be subject to backup withholding. (See "TAXES.")

         Investors currently receive the exchange privilege, including exchange by telephone, automatically without having to elect it. The Trust employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Trust does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Trust will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine. The Trust, the Portfolios and the Transfer Agent each reserves the right to suspend or terminate the privilege of exchanging by telephone or fax at any time.

         The Scudder Funds into which investors may make an exchange are listed under "THE SCUDDER FAMILY OF FUNDS" herein. Before making an exchange, shareholders should obtain from the Distributor a prospectus of the Scudder fund or Portfolio into which the exchange is being contemplated.

         Scudder retirement plans may have different exchange requirements. Please refer to appropriate plan literature.

Redemption By Telephone

         Shareholders currently receive the right, automatically without having to elect it, to redeem by telephone up to $50,000 and have the proceeds mailed to their address of record. Shareholders may also request to have the proceeds mailed or wired to their predesignated bank account. In order to request wire redemptions by telephone, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which the redemption proceeds are to be sent.

                  (a) NEW INVESTORS wishing to establish telephone redemption to a designated bank account must complete the appropriate section on the application.

                  (b) EXISTING SHAREHOLDERS (except those who are Scudder IRA, Scudder Profit-Sharing or Money Purchase Pension Plans, Scudder 401(k) and Scudder 403(b) planholders) who wish to establish telephone redemption to a predesignated bank account or who want to change the bank account previously designated to receive redemption proceeds should either return a Telephone Redemption Option Form (available upon request) or send a letter identifying the account and specifying the exact information to be changed. The letter must be signed exactly as the shareholder's name(s) appears on the account. An original signature and an original signature guarantee are required for each person in whose name the account is registered.

         Telephone redemption is not available with respect to shares held in IRA accounts.

         If a request for a redemption to a shareholder's bank account is made by telephone or fax, payment will be by Federal Reserve bank wire to the bank account designated on the application, unless a request is made that the redemption check be mailed to the designated bank account. There will be a $5 charge for all wire redemptions.

Note: Investors designating a savings bank to receive their telephone redemption proceeds are advised that if the savings bank is not a participant in the Federal Reserve System, redemption proceeds must be wired through a commercial bank which is a correspondent of the savings bank. As this may delay receipt by the shareholder's account, it is suggested that investors wishing to use a savings bank discuss wire procedures with their bank and submit any special wire transfer information with the telephone redemption authorization. If appropriate wire information is not supplied, redemption proceeds will be mailed to the designated bank.

         The Trust employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Trust does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Trust will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

         Redemption requests by telephone (technically a repurchase by agreement between a Portfolio or fund and the shareholder) of shares purchased by check will not be accepted until the purchase check has cleared.

Redemption by AutoSell

         Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the AutoSell program, may redeem shares of a Portfolio by AutoSell. To redeem shares by AutoSell, shareholders should call before the close of regular trading on the Exchange. Redemptions must be for at least $250. Redemption proceeds will be transferred to your bank checking account in two or three business days following your call. Shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. AutoSell requests after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated as of the close of regular trading on the Exchange the following business day. AutoSell transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

         In order to request redemptions by AutoSell, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish AutoSell may so indicate on the application. Existing shareholders who wish to add AutoSell to their account may do so by completing an AutoSell Enrollment Form. After sending in an enrollment form, shareholders should allow for 15 days for this service to be available.

Redemption by Mail or Fax

         In order to ensure proper authorization before redeeming shares, the Transfer Agent may request additional documents such as, but not restricted to, stock powers, trust instruments, certificates of death, appointments as executor/executrix, certificates of corporate authority and waivers of tax (required in some states when settling estates).

         It is suggested that shareholders holding shares registered in other than individual names contact the Transfer Agent prior to any redemptions to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, trust, fiduciary agent, attorney or partnership, the Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within seven (7) days after receipt by the Transfer Agent of a request for redemption that complies with the above requirements. Delays of more than seven (7) days of payment for shares tendered for repurchase or redemption may result, but only until the purchase check has cleared.

         The requirements for IRA redemptions are different from those for regular accounts. For more information call 1-800-225-5163.

Redemption-in-Kind

         The Trust reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Trust and valued as they are for purposes of computing the Portfolio's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash. The Trust has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which the Trust is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the relevant Portfolio at the beginning of the period.

Other Information

         Clients, officers or employees of the Adviser or of an affiliated organization, and members of such clients', officers' or employees' immediate families, banks and members of the NASD may direct repurchase requests to a Portfolio through Scudder Investor Services, Inc. at Two International Place, Boston, Massachusetts 02110-4103 by letter, telegram, TWX, or telephone. A two-part confirmation will be mailed out promptly after receipt of the repurchase request. A written request in good order and any certificates with proper original signature guarantee, as described in each Portfolio's prospectus under "Transaction information--Redeeming shares--Signature guarantees", should be sent with a copy of the invoice to Scudder Funds, c/o Scudder Confirmed Processing, Two International Place, Boston, Massachusetts 02110-4103. Failure to deliver shares or required documents (see above) by the settlement date may result in cancellation of the trade and the shareholder will be responsible for any loss incurred by a Portfolio or the principal underwriter by reason of such cancellation. Net losses on such transactions which are not recovered from the shareholder will be absorbed by the principal underwriter. Any net gains so resulting will accrue to the Portfolio. For this group, repurchases will be carried out at the net asset value next computed after such repurchase requests have been received. The arrangements described in this paragraph for repurchasing shares are discretionary and may be discontinued at any time.

         If a shareholder redeems all shares in the account after the record date of a dividend, the shareholder receives in addition to the net asset value thereof, all declared but unpaid dividends thereon. The value of shares redeemed or repurchased may be more or less than the shareholder's cost depending on the net asset value at the time of redemption or repurchase. The Trust does not impose a redemption or repurchase charge, although a wire charge may be applicable for redemption proceeds wired to an investor's bank account. Redemption of shares, including redemptions undertaken to effect an exchange for shares of another Portfolio or Scudder fund, may result in tax consequences (gain or loss) to the shareholder and the proceeds of such redemptions may be subject to backup withholding. (See "TAXES.")

         Shareholders who wish to redeem shares from Special Plan Accounts should contact the employer, trustee or custodian of the Plan for the requirements.

         The determination of net asset value and a shareholder's right to redeem shares and to receive payment may be suspended at times (a) during which the Exchange is closed, other than customary weekend and holiday closings, (b) during which trading on the Exchange is restricted for any reason, (c) during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (d) during which the SEC by order permits a suspension of the right of redemption or a postponement of the date of payment or of redemption; provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether the conditions prescribed in (b), (c) or (d) exist.


         Shareholders should maintain a share balance worth at least $2,500 ($1,000 for IRAs, Uniform Gift to Minor Act, and Uniform Trust to Minor Act
accounts),  which  amount  may be  changed  by the  Board of  Trustees.  Scudder retirement plans have similar or lower minimum balance requirements. A shareholder may open an account with at least $1,000 ($500 for an UGMA, UTMA, IRA and other retirement accounts), if an automatic investment plan (AIP) of $100/month ($50/month for an UGMA, UTMA, IRA and other retirement accounts) is established.

         Shareholders who maintain a non-fiduciary account balance of less than $2,500 in a Portfolio, without establishing an AIP, will be assessed an annual $10.00 per fund charge with the fee to be reinvested in a Portfolio. The $10.00 charge will not apply to shareholders with a combined household account balance in any of the Scudder Funds of $25,000 or more. Each Portfolio reserves the right, following 60 days' written notice to shareholders, to redeem all shares in accounts below $250, including accounts of new investors, where a reduction in value has occurred due to a redemption or exchange out of the account. Each Portfolio will mail the proceeds of the redeemed account to the shareholder at the address of record. Reductions in value that result solely from market activity will not trigger an involuntary redemption. UGMA, UTMA, IRA and other retirement accounts will not be assessed the $10.00 charge or be subject to automatic liquidation.


                   FEATURES AND SERVICES OFFERED BY THE TRUST

                 (See "Shareholder benefits" in the Portfolios'
                                 prospectuses.)

The Pure No-Load(TM)  Concept

         Investors are encouraged to be aware of the full ramifications of mutual fund fee structures, and of how Scudder distinguishes its funds from the vast majority of mutual funds available today. The primary distinction is between load and no-load funds.

         Load funds generally are defined as mutual funds that charge a fee for the sale and distribution of fund shares. There are three types of loads: front-end loads, back-end loads, and asset-based 12b-1 fees. 12b-1 fees are distribution-related fees charged against fund assets and are distinct from service fees, which are charged for personal services and/or maintenance of shareholder accounts. Asset-based sales charges and service fees are typically paid pursuant to distribution plans adopted under 12b-1 under the 1940 Act.

         A front-end load is a sales charge, which can be as high as 8.50% of the amount invested. A back-end load is a contingent deferred sales charge, which can be as high as 8.50% of either the amount invested or redeemed. The maximum front-end or back-end load varies, and depends upon whether or not a fund also charges a 12b-1 fee and/or a service fee or offers investors various sales-related services such as dividend reinvestment. The maximum charge for a 12b-1 fee is 0.75% of a fund's average annual net assets, and the maximum charge for a service fee is 0.25% of a fund's average annual net assets.

         A no-load fund does not charge a front-end or back-end load, but can charge a small 12b-1 fee and/or service fee against fund assets. Under the National Association of Securities Dealers Rules of Fair Practice, a mutual fund can call itself a "no-load" fund only if the 12b-1 fee and/or service fee does not exceed 0.25% of a fund's average annual net assets.

         Because Scudder funds do not pay any asset-based sales charges or service fees, Scudder developed and trademarked the phrase pure no-load(TM) to distinguish Scudder funds from other no-load mutual funds. Scudder pioneered the no-load concept when it created the nation's first no-load fund in 1928, and later developed the nation's first family of no-load mutual funds.

         The following chart shows the potential long-term advantage of investing $10,000 in a Scudder pure no-load fund over investing the same amount in a load fund that collects an 8.50% front-end load, a load fund that collects only a 0.75% 12b-1 and/or service fee, and a no-load fund charging only a 0.25% 12b-1 and/or service fee. The hypothetical figures in the chart show the value of an account assuming a constant 10% rate of return over the time periods indicated and reinvestment of dividends and distributions.


======================== ====================== ====================== ====================== ======================
                                Scudder
         YEARS            Pure No-Load(TM)  Fund      8.50% Load Fund     Load Fund with 0.75%   No-Load Fund with
                                                                             12b-1 Fee            0.25% 12b-1 Fee
======================== ====================== ====================== ====================== ======================

          10                     $25,937                $23,733                $24,222                $25,354
======================== ====================== ====================== ====================== ======================

          15                      41,772                 38,222                 37,698                 40,371
======================== ====================== ====================== ====================== ======================

          20                      67,275                 61,557                 58,672                 64,282
======================== ====================== ====================== ====================== ======================


         Investors are encouraged to review pages 2 and 3 of each Portfolio's prospectus and the section entitled "Management Fees of Underlying Scudder Funds" in this combined Statement of Additional Information for more specific information about the rates at which management fees and other expenses of the Underlying Scudder Funds are assessed.

Dividend and Capital Gain Distribution Options

         Investors have freedom to choose whether to receive cash or to reinvest any dividends from net investment income or distributions from realized capital gains in additional shares of a Portfolio. A change of instructions for the method of payment must be received by the Transfer Agent at least five days prior to a dividend record date. Shareholders may change their dividend option either by calling 1-800-225-5163 or by sending written instruction to the Transfer Agent. Please include your account number with your written request. See "How to Contact Scudder" in the prospectus for the address.

         Reinvestment is usually made at the closing net asset value determined on the business day following the record date. Investors may leave standing instructions with the Transfer Agent designating their option for either reinvestment or cash distribution of any income dividends or capital gain distributions. If no election is made, dividends and distributions will be invested in additional shares of the Portfolio.

         Investors may also have dividends and distributions automatically deposited to their predesignated bank account through Scudder's DistributionsDirect Program. Shareholders who elect to participate in the DistributionsDirect Program, and whose predesignated checking account of record is with a member bank of the Automated Clearing House Network (ACH) can have income and capital gain distributions automatically deposited to their personal bank account usually within three business days after a Portfolio pays its distribution. A DistributionsDirect request form can be obtained by calling 1-800-225-5163.

         Investors choosing to participate in Scudder's Automatic Withdrawal Plan must reinvest any dividends or capital gains. For most retirement plan accounts, the reinvestment of dividends and capital gains is also required.

Scudder Funds Centers

         Investors may visit any of the Funds Centers maintained by the Distributor listed in each Portfolio's prospectus. The Centers are designed to provide individuals with services during any business day. Investors may pick up literature or find assistance with opening an account, adding monies or special options to existing accounts, making exchanges within the Scudder Family of Funds, redeeming shares or opening retirement plans. Checks should not be mailed to the Centers but should be mailed to "The Scudder Funds" at the address listed under "How to contact Scudder" in the prospectus.

Reports to Shareholders

         The Portfolios issue to their shareholders unaudited semiannual financial statements and annual financial statements audited by independent accountants, including a list of investments held and statements of assets and liabilities, operations, changes in net assets and financial highlights. Each distribution will be accompanied by a brief explanation of the source of the distribution.


Transaction Summaries

         Annual  summaries  of  all  transactions  in a  Portfolio  account  are
available  to   shareholders.   The   summaries   may  be  obtained  by  calling
1-800-225-5163.



                           THE SCUDDER FAMILY OF FUNDS

                  (See "Investment products and services" in a
                            Portfolio's prospectus.)

         The Scudder Family of Funds is America's first family of mutual funds and the nation's oldest family of no-load mutual funds. To assist investors in choosing a Scudder fund, descriptions of the Scudder funds' objectives follow. Initial purchases in each Scudder fund must be at least $2,500 or $1,000 in the case of IRAs. Subsequent purchases must be for $100 or more. Minimum investments for special plan accounts may be lower.

MONEY MARKET

         Scudder Cash Investment Trust ("SCIT") seeks to maintain the stability of capital, and consistent therewith, to maintain the liquidity of capital and to provide current income through investment in a supervised portfolio of short-term debt securities. SCIT intends to seek to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible.

         Scudder U.S. Treasury Money Fund seeks to provide safety, liquidity and stability of capital and consistent therewith to provide current income through investment in a supervised portfolio of U.S. Government and U.S. Government guaranteed obligations with maturities of not more than 762 calendar days. The Fund intends to seek to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible.

INCOME

         Scudder Emerging Markets Income Fund seeks to provide high current income and, secondarily, long-term capital appreciation through investments primarily in high-yielding debt securities issued in emerging markets.

         Scudder Global Bond Fund seeks to provide total return with an emphasis on current income by investing primarily in high-grade bonds denominated in foreign currencies and the U.S. dollar. As a secondary objective, the Fund will seek capital appreciation.

         Scudder GNMA Fund seeks to provide investors with high current income from a portfolio of high-quality GNMA securities.

         Scudder  High  Yield Bond Fund seeks to provide a high level of current
         income  and,  secondarily,   capital  appreciation  through  investment
         primarily in below investment grade domestic debt securities.

         Scudder Income Fund seeks to earn a high level of income consistent with the prudent investment of capital through a flexible investment program emphasizing high-grade bonds.

         Scudder International Bond Fund seeks to provide income from a portfolio of high-grade bonds denominated in foreign currencies. As a secondary objective, the Fund seeks protection and possible enhancement of principal value by actively managing currency, bond market and maturity exposure and by security selection.

         Scudder Short Term Bond Fund seeks to provide a higher and more stable level of income than is normally provided by money market investments, and more price stability than investments in intermediate- and long-term bonds.

         Scudder Zero Coupon 2000 Fund seeks to provide as high an investment return over a selected period as is consistent with the minimization of reinvestment risks through investments primarily in zero coupon securities.

TAX FREE MONEY MARKET

         Scudder Tax Free Money Fund ("STFMF") is designed to provide investors with income exempt from regular federal income tax while seeking stability of principal. STFMF seeks to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible.

         Scudder California Tax Free Money Fund* is designed to provide California taxpayers income exempt from California state and regular federal income taxes, and seeks stability of capital and the maintenance of a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible.

         Scudder New York Tax Free Money Fund* is designed to provide New York taxpayers income exempt from New York state, New York City and regular federal income taxes, and seeks stability of capital and the maintenance of a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible.

TAX FREE

         Scudder High Yield Tax Free Fund seeks to provide high income which is exempt from regular federal income tax by investing in municipal securities.

         Scudder Limited Term Tax Free Fund seeks to provide as high a level of income exempt from regular federal income tax as is consistent with a high degree of principal stability.

         Scudder Managed Municipal Bonds seeks to provide income which is exempt from regular federal income tax primarily through investments in long-term municipal securities with an emphasis on high grade.

         Scudder Medium Term Tax Free Fund seeks to provide a high level of income free from regular federal income taxes and to limit principal fluctuation by investing in high-grade municipal securities of intermediate maturities.

         Scudder California Tax Free Fund* seeks to provide income exempt from both California and regular federal income taxes through the professional and efficient management of a portfolio consisting of California state, municipal and local government obligations.

         Scudder Massachusetts Limited Term Tax Free Fund* seeks to provide as high a level of income exempt from Massachusetts personal and regular federal income tax as is consistent with a high degree of principal stability.

         Scudder Massachusetts Tax Free Fund* seeks to provide income exempt from both Massachusetts and regular federal income taxes through the professional and efficient management of a portfolio consisting of Massachusetts state, municipal and local government obligations.

-----------
* These funds are not available for sale in all states. For information, contact Scudder Investor Services, Inc.

         Scudder New York Tax Free Fund* seeks to provide income exempt from New York state, New York City and regular federal income taxes through the professional and efficient management of a portfolio consisting of investments in New York state, municipal and local government obligations.

         Scudder Ohio Tax Free Fund* seeks to provide income exempt from both Ohio and regular federal income taxes through the professional and efficient management of a portfolio consisting of Ohio state, municipal and local government obligations.

         Scudder Pennsylvania Tax Free Fund* seeks to provide income exempt from both Pennsylvania and regular federal income taxes through a portfolio consisting of Pennsylvania state, municipal and local government obligations.

GROWTH AND INCOME

         Scudder Balanced Fund seeks to provide a balance of growth and income, as well as long-term preservation of capital, from a diversified portfolio of equity and fixed income securities.

         Scudder Growth and Income Fund seeks to provide long-term growth of capital, current income, and growth of income through a portfolio invested primarily in common stocks and convertible securities by companies which offer the prospect of growth of earnings while paying current dividends.

GROWTH

         Scudder Capital Growth Fund seeks to maximize long-term growth of capital through a broad and flexible investment program emphasizing common stocks.

         Scudder Classic Growth Fund seeks long-term growth of capital with reduced share price volatility compared to other growth mutual funds.

         Scudder Development Fund seeks to achieve long-term growth of capital primarily through investments in marketable securities, principally common stocks, of relatively small or little-known companies which in the opinion of management have promise of expanding their size and profitability or of gaining increased market recognition for their securities, or both.

         Scudder Emerging Markets Growth Fund seeks long-term growth of capital primarily through equity investment in emerging markets around the globe.

         Scudder Global Discovery Fund seeks above-average capital appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world.

         Scudder Global Fund seeks long-term growth of capital primarily through a diversified portfolio of marketable equity securities selected on a worldwide basis. It may also invest in debt securities of U.S.
         and foreign issuers. Income is an incidental consideration.

         Scudder Gold Fund seeks maximum return (principal change and income) consistent with investing in a portfolio of gold-related equity securities and gold.

         Scudder Greater Europe Growth Fund seeks long-term growth of capital through investments primarily in the equity securities of European companies.

         Scudder International Fund seeks long-term growth of capital through investment principally in a diversified portfolio of marketable equity securities selected primarily to permit participation in non-U.S.

-----------
* These funds are not available for sale in all states. For information, contact Scudder Investor Services, Inc.

         companies and economies with prospects for growth. It also invests in fixed-income securities of foreign governments and companies, with a view toward total investment return.

         Scudder  Latin  America  Fund  seeks  to  provide   long-term   capital
         appreciation through investment primarily in the securities of Latin American issuers.

         Scudder Micro Cap Fund seeks long-term growth of capital by investing primarily in a diversified portfolio of U.S. micro-cap stocks.

         Scudder Pacific Opportunities Fund seeks long-term growth of capital through investment primarily in the equity securities of Pacific Basin companies, excluding Japan.

         Scudder Quality Growth Fund seeks to provide long-term growth of capital through investment primarily in the equity securities of seasoned, financially strong U.S. growth companies.

         Scudder Small Company Value Fund invests for long-term growth of capital by seeking out undervalued stocks of small U.S. companies.

         Scudder 21st Century Growth Fund seeks long-term growth of capital by investing primarily in securities of emerging growth companies poised to be leaders in the 21st century.

         Scudder Value Fund seeks long-term growth of capital through investment in undervalued equity securities.

         The Japan Fund,  Inc.  seeks capital  appreciation  through  investment
         in  Japanese  securities,   primarily  in  common  stocks  of  Japanese
         companies.

         The net asset values of most Scudder Funds can be found daily in the "Mutual Funds" section of The Wall Street Journal under "Scudder Funds," and in other leading newspapers throughout the country. Investors will notice the net asset value and offering price are the same, reflecting the fact that no sales commission or "load" is charged on the sale of shares of the Scudder Funds. The latest seven-day yields for the money-market funds can be found every Monday and Thursday in the "Money-Market Funds" section of The Wall Street Journal. This information also may be obtained by calling the Scudder Automated Information Line (SAIL) at 1-800-343-2890.

         The Scudder Family of Funds offers many conveniences and services, including: active professional investment management; broad and diversified investment portfolios; pure no-load funds with no commissions to purchase or redeem shares or Rule 12b-1 distribution fees; individual attention from a service representative of Scudder Investor Relations; easy telephone exchanges into other Scudder funds; shares redeemable at net asset value at any time.

                              SPECIAL PLAN ACCOUNTS

         (See "Scudder tax-advantaged retirement plans," "Purchases--By
          Automatic Investment Plan" and "Exchanges and redemptions--By
           Automatic Withdrawal Plan" in each Portfolio's prospectus.)

         Detailed information on any Scudder investment plan, including the applicable charges, minimum investment requirements and disclosures made pursuant to Internal Revenue Service (the "IRS") requirements, may be obtained by contacting Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103 or by calling toll free, 1-800-225-2470. It is advisable for an investor considering the funding of the investment plans described below to consult with an attorney or other investment or tax adviser with respect to the suitability requirements and tax aspects thereof.

         Shares of the Fund may also be a permitted investment under profit sharing and pension plans and IRA's other than those offered by the Fund's distributor depending on the provisions of the relevant plan or IRA.

         None of the plans assures a profit or guarantees protection against depreciation, especially in declining markets.

Scudder Retirement Plans:  Profit-Sharing and Money Purchase
Pension Plans for Corporations and Self-Employed Individuals

         Shares of the Fund may be purchased as the investment medium under a plan in the form of a Scudder Profit-Sharing Plan (including a version of the Plan which includes a cash-or-deferred feature) or a Scudder Money Purchase Pension Plan (jointly referred to as the Scudder Retirement Plans) adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietorships and partnerships), or other qualifying organization. Each of these forms was approved by the IRS as a prototype. The IRS's approval of an employer's plan under Section 401(a) of the Internal Revenue Code will be greatly facilitated if it is in such approved form. Under certain circumstances, the IRS will assume that a plan, adopted in this form, after special notice to any employees, meets the requirements of Section 401(a) of the Internal Revenue Code.

Scudder 401(k): Cash or Deferred Profit-Sharing Plan for Corporations and Self-Employed Individuals

         Shares of the Fund may be purchased as the investment medium under a plan in the form of a Scudder 401(k) Plan adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietors and partnerships), or other qualifying organization. This plan has been approved as a prototype by the IRS.

Scudder IRA:  Individual Retirement Account

         Shares of the Fund may be purchased as the underlying investment for an Individual Retirement Account which meets the requirements of Section 408(a) of the Internal Revenue Code.

         A single individual who is not an active participant in an employer-maintained retirement plan, a simplified employee pension plan, or a tax-deferred annuity program (a "qualified plan"), and a married individual who is not an active participant in a qualified plan and whose spouse is also not an active participant in a qualified plan, are eligible to make tax deductible contributions of up to $2,000 to an IRA prior to the year such individual attains age 70 1/2. In addition, certain individuals who are active participants in qualified plans (or who have spouses who are active participants) are also eligible to make tax-deductible contributions to an IRA; the annual amount, if any, of the contribution which such an individual will be eligible to deduct will be determined by the amount of his, her, or their adjusted gross income for the year. Whenever the adjusted gross income limitation prohibits an individual from contributing what would otherwise be the maximum tax-deductible contribution he or she could make, the individual will be eligible to contribute the difference to an IRA in the form of nondeductible contributions.

         An eligible individual may contribute as much as $2,000 of qualified income (earned income or, under certain circumstances, alimony) to an IRA each year (beginning in 1997, up to $2,000 per individual for married couples if only one spouse has earned income). All income and capital gains derived from IRA investments are reinvested and compound tax-deferred until distributed. Such tax-deferred compounding can lead to substantial retirement savings.

         The table below shows how much individuals would accumulate in a fully tax-deductible IRA by age 65 (before any distributions) if they contribute $2,000 at the beginning of each year, assuming average annual returns of 5, 10, and 15%. (At withdrawal, accumulations in this table will be taxable.)

                             Value of IRA at Age 65
                 Assuming $2,000 Deductible Annual Contribution

-----------------------------------------------------------------------------------------------------------
         Starting
          Age                                            Annual Rate of Return
           of                ------------------------------------------------------------------------------
       Contributions                    5%                        10%                       15%
-----------------------------------------------------------------------------------------------------------
            25                      $253,680                   $973,704                $4,091,908
            35                       139,522                    361,887                   999,914
            45                        69,439                    126,005                   235,620
            55                        26,414                     35,062                    46,699

         This next table shows how much individuals would accumulate in non-IRA accounts by age 65 if they start with $2,000 in pretax earned income at the beginning of each year (which is $1,380 after taxes are paid), assuming average annual returns of 5, 10 and 15%. (At withdrawal, a portion of the accumulation in this table will be taxable.)

                          Value of a Non-IRA Account at
                   Age 65 Assuming $1,380 Annual Contributions
                 (post tax, $2,000 pretax) and a 31% Tax Bracket

-----------------------------------------------------------------------------------------------------------
         Starting
          Age                                            Annual Rate of Return
           of                ------------------------------------------------------------------------------
       Contributions                    5%                        10%                       15%
-----------------------------------------------------------------------------------------------------------
            25                      $119,318                   $287,021                  $741,431
            35                        73,094                    136,868                   267,697
            45                        40,166                     59,821                    90,764
            55                        16,709                     20,286                    24,681

Scudder 403(b) Plan

         Shares of the Fund may also be purchased as the underlying investment for tax sheltered annuity plans under the provisions of Section 403(b)(7) of the Internal Revenue Code. In general, employees of tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (such as hospitals, churches, religious, scientific, or literary organizations and educational institutions) or a public school system are eligible to participate in a 403(b) plan.

Automatic Withdrawal Plan

         Non-retirement plan shareholders may establish an Automatic Withdrawal Plan to receive monthly, quarterly or periodic redemptions from his or her account for any designated amount of $50 or more. Payments are mailed at the end of each month. The check amounts may be based on the redemption of a fixed dollar amount, fixed share amount, percent of account value or declining balance. The Plan provides for income dividends and capital gains distributions, if any, to be reinvested in additional shares. Shares are then liquidated as necessary to provide for withdrawal payments. Since the withdrawals are in amounts selected by the investor and have no relationship to yield or income, payments received cannot be considered as yield or income on the investment and the resulting liquidations may deplete or possibly extinguish the initial investment. Requests for increases in withdrawal amounts or to change payee must be submitted in writing, signed exactly as the account is registered and contain signature guarantee(s) as described under "Transaction information--Redeeming shares--Signature guarantees" in a Portfolio's prospectus. Any such requests must be received by the Fund's transfer agent by the 15th of the month in which such change is to take effect. An Automatic Withdrawal Plan may be terminated at any time by the shareholder, the Trust or its agent on written notice, and will be terminated when all shares of a Portfolio under the Plan have been liquidated or upon receipt by the Trust of notice of death of the shareholder.

         An Automatic Withdrawal Plan request form can be obtained by calling 1-800-225-5163.

Group or Salary Deduction Plan

         An investor may join a Group or Salary Deduction Plan where satisfactory arrangements have been made with Scudder Investor Services, Inc. for forwarding regular investments through a single source. The minimum annual investment is $240 per investor which may be made in monthly, quarterly, semiannual or annual payments. The minimum monthly deposit per investor is $20. Except for trustees or custodian fees for certain retirement plans, at present there is no separate charge for maintaining group or salary deduction plans; however, the Trust and its agents reserve the right to establish a maintenance charge in the future depending on the services required by the investor.

         The Trust reserves the right, after notice has been given to the shareholder, to redeem and close a shareholder's account in the event that the shareholder ceases participating in the group plan prior to investment of $2,500 per individual or in the event of a redemption which occurs prior to the accumulation of that amount or which reduces the account value to less than $2,500 and the account value is not increased to $2,500 within a reasonable time after notification. An investor in a plan who has not purchased shares for six months shall be presumed to have stopped making payments under the plan.

Automatic Investment Plan

         Shareholders may arrange to make periodic investments through automatic deductions from checking accounts by completing the appropriate form and providing the necessary documentation to establish this service. The minimum investment is $50.

         The Automatic Investment Plan involves an investment strategy called dollar cost averaging. Dollar cost averaging is a method of investing whereby a specific dollar amount is invested at regular intervals. By investing the same dollar amount each period, when shares are priced low the investor will purchase more shares than when the share price is higher. Over a period of time this investment approach may allow the investor to reduce the average price of the shares purchased. However, this investment approach does not assure a profit or protect against loss. This type of regular investment program may be suitable for various investment goals such as, but not limited to, college planning or saving for a home.

Uniform Transfers/Gifts to Minors Act

         Grandparents, parents or other donors may set up custodian accounts for minors. The minimum initial investment is $1,000 unless the donor agrees to continue to make regular share purchases for the account through Scudder's Automatic Investment Plan (AIP). In this case, the minimum initial investment is $500.

         The Trust reserves the right, after notice has been given to the shareholder and custodian, to redeem and close a shareholder's account in the event that regular investments to the account cease before the $1,000 minimum is reached.

                    DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

                (See "Distribution and performance information --
                Dividends and capital gains distributions" in the
                           Portfolios' prospectuses.)

         Each Portfolio intends to follow the practice of distributing all of its investment company taxable income, which includes any excess of net realized short-term capital gains over net realized long-term capital losses. Each
Portfolio may follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. However, a Portfolio may retain all or part of such gain for reinvestment after paying the related federal income taxes for which the shareholders may then be asked to claim a credit against their federal income tax liability. (See "TAXES.")

         If a Portfolio does not distribute the amount of capital gain and/or ordinary income required to be distributed by an excise tax provision of the Code, the Portfolio may be subject to that excise tax. (See "TAXES.") In certain circumstances, a Portfolio may determine that it is in the interest of shareholders to distribute less than the required amount.

         Earnings and profits distributed to shareholders on redemptions of Portfolio shares may be utilized by the Portfolio, to the extent permissible, as part of the Portfolio's dividends paid deduction on its federal tax return.

         The Balanced Portfolio intends to distribute investment company taxable income, exclusive of net short-term capital gains in excess of net long-term capital losses on a quarterly basis, and distributions of net capital gains realized during the fiscal year will be made in November or December to avoid federal excise tax, although an additional distribution may be made within three months of its fiscal year end, if necessary. The Conservative, Growth and International Portfolios intend to distribute their investment company taxable income and any net realized capital gains in November or December to avoid federal excise tax, although an additional distribution may be made within three months of the Portfolios' fiscal year end, if necessary.

         Both types of distributions will be made in Portfolio shares and confirmations will be mailed to each shareholder unless a shareholder has elected to receive cash, in which case a check will be sent. Distributions of investment company taxable income and net realized capital gains are taxable (See "TAXES"), whether made in shares or cash.

         Each distribution is accompanied by a brief explanation of the form and character of the distribution. The characterization of distributions on such correspondence may differ from the characterization for federal tax purposes. In January of each year each Portfolio issues to each shareholder a statement of the federal income tax status of all distributions in the prior calendar year.

                             PERFORMANCE INFORMATION

       (See "Distribution and performance information--Performance information" in the Portfolios' prospectuses.)

         From time to time, quotations of a Portfolio's performance may be included in advertisements, sales literature or reports to shareholders or prospective investors. These performance figures will be calculated in the following manner:


Average Annual Total Return

         Average Annual Total Return is the average annual compound rate of return for the periods of one year, five years, ten years or for the life of the Portfolio, all ended on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of a Portfolio's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Portfolio shares. Average annual total return is calculated by finding the average annual compound rates of return of a hypothetical investment over such periods, according to the following formula (average annual total return is then expressed as a percentage):


                               T = (ERV/P)^1/n - 1

                  Where:

                            P       =   a hypothetical initial payment of $1,000
                            T       =   Average Annual Total Return
                            n       =   number of years
                            ERV     =   ending redeemable value: ERV is the
                                        value,  at the end of the  applicable
                                        period,  of  a  hypothetical   $1,000
                                        investment  made at the  beginning of
                                        the applicable period.

Cumulative Total Return

         Cumulative Total Return is the compound rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative Total Return quotations reflect changes in the price of a Portfolio's shares and assume that all dividends and capital gains distributions during the period were reinvested in Portfolio shares. Cumulative Total Return is calculated by finding the cumulative rates of return of a hypothetical investment over such periods, according to the following formula (Cumulative Total Return is then expressed as a percentage):

                                 C = (ERV/P) -1
                  Where:

                            C     =  Cumulative Total Return
                            P     =  a hypothetical initial investment of $1,000
                            ERV   =  ending redeemable value: ERV is the value,
                                     at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

SEC Yields of Conservative Portfolio and Balanced Portfolio

         A Portfolio's yield is the net annualized yield based on a specified 30-day (or one month) period assuming semiannual compounding of income. Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                         YIELD = 2[((a-b)/cd + 1)^6 - 1]

                  Where:

                            a  =  dividends and interest earned during the
                                  period, including amortization of market premium or accretion of market discount
                            b  =  expenses accrued for the period (net of
                                  reimbursements)
                            c  =  the average daily number of shares outstanding
                                  during the period that were entitled to
                                  receive dividends
                            d  =  the maximum offering price per share on the
                                  last day of the period

                  Calculation of a Portfolio's SEC yield does not take into account "Section 988 Transactions." (See "TAXES.")


         Quotations of each Portfolio's performance are based on historical earnings and are not intended to indicate future performance. An investor's shares when redeemed may be worth more or less than their original cost. Performance of a Fund will vary based on changes in market conditions and the level of the Portfolio's expenses.

Total Return

         Total Return is the rate of return on an investment for a specified period of time calculated in the same manner as Cumulative Total Return.

Capital Change

         Capital Change measures the return from invested capital including reinvested capital gains distributions. Capital Change does not include the reinvestment of income dividends.

         Quotations of a Portfolio's performance are historical and are not intended to indicate future performance. An investor's shares when redeemed may be worth more or less than their original cost. Performance of a Portfolio will vary based on changes in market conditions and the level of the Underlying Scudder Funds' expenses.

Comparison of Portfolio Performance

         A comparison of the quoted non-standard performance offered for various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of a Portfolio with performance quoted with respect to other investment companies or types of investments.

         In connection with communicating its performance to current or prospective shareholders, a Fund also may compare these figures to the performance of unmanaged indices which may assume reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. Examples include, but are not limited to the Dow Jones
Industrial Average, the Consumer Price Index, Standard & Poor's 500 Composite Stock Price Index (S&P 500), the NASDAQ OTC Composite Index, the NASDAQ Industrials Index, the Russell 2000 Index, and statistics published by the Small Business Administration.


         Because some or all of an Underlying Scudder Fund's investments are denominated in foreign currencies, the strength or weakness of the U.S. dollar as against these currencies may account for part that Fund's investment performance. Historical information on the value of the dollar versus foreign currencies may be used from time to time in advertisements concerning the

Underlying Scudder Funds. Such historical information is not indicative of future fluctuations in the value of the U.S. dollar against these currencies. In addition, marketing materials may cite country and economic statistics and historical stock market performance for any of the countries in which the Underlying Scudder Funds invest, including, but not limited to, the following: population growth, gross domestic product, inflation rate, average stock market price-earnings ratios and the total value of stock markets. Sources for such statistics may include official publications of various foreign governments and exchanges.

         From time to time, in advertising and marketing literature, a Fund's performance may be compared to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations such as, Investment Company Data, Inc. ("ICD"), Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), Morningstar, Inc., Value Line Mutual Fund Survey and other independent organizations. When these organizations' tracking results are used, a Fund will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings, or to the appropriate volatility grouping, where volatility is a measure of a fund's risk. For instance, the Scudder Pathway Series: Growth Portfolio will be compared to funds in the growth fund category; the Scudder Pathway Series:
Conservative Portfolio will be compared to funds in the income fund category; and so on. The Portfolios may also be compared to funds with similar volatility, as measured statistically by independent organizations.

         From time to time, in marketing and other Portfolio literature, Trustees and officers of the Trust, each Portfolio's Lead Portfolio Manager, or members of the portfolio management team may be depicted and quoted to give prospective and current shareholders a better sense of the outlook and approach of those who manage the Funds. In addition, the amount of assets that the Adviser has under management in various geographical areas may be quoted in advertising and marketing materials.


         The Funds may be advertised as an investment choice in Scudder's college planning program. The description may contain illustrations of projected future college costs based on assumed rates of inflation and examples of hypothetical fund performance, calculated as described above.

         Statistical and other information, as provided by the Social Security Administration, may be used in marketing materials pertaining to retirement planning in order to estimate future payouts of social security benefits. Estimates may be used on demographic and economic data.

         Marketing and other Fund literature may include a description of the potential risks and rewards associated with an investment in the Funds. The description may include a "risk/return spectrum" which compares the Funds to other Scudder funds or broad categories of funds, such as money market, bond or equity funds, in terms of potential risks and returns. Money market funds are designed to maintain a constant $1.00 share price and have a fluctuating yield. Share price, yield and total return of a bond fund will fluctuate. The share price and return of an equity fund also will fluctuate. The description may also compare the Funds to bank products, such as certificates of deposit. Unlike mutual funds, certificates of deposit are insured up to $100,000 by the U.S. government and offer a fixed rate of return.

         Because bank products guarantee the principal value of an investment and money market funds seek stability of principal, these investments are considered to be less risky than investments in either bond or equity funds, which may involve the loss of principal. However, all long-term investments, including investments in bank products, may be subject to inflation risk, which is the risk of erosion of the value of an investment as prices increase over a long time period. The risks/returns associated with an investment in bond or equity funds depend upon many factors. For bond funds these factors include, but are not limited to, a fund's overall investment objective, the average portfolio maturity, credit quality of the securities held, and interest rate movements. For equity funds, factors include a fund's overall investment objective, the types of equity securities held and the financial position of the issuers of the securities. The risks/returns associated with an investment in international bond or equity funds also will depend upon currency exchange rate fluctuation.

         A risk/return spectrum generally will position the various investment categories in the following order: bank products, money market funds, bond funds and equity funds. Shorter-term bond funds generally are considered less risky and offer the potential for less return than longer-term bond funds. The same is true of domestic bond funds relative to international bond funds, and bond funds that purchase higher quality securities relative to bond funds that purchase lower quality securities. Growth and income equity funds are generally considered to be less risky and offer the potential for less return than growth funds. In addition, international equity funds usually are considered more risky than domestic equity funds but generally offer the potential for greater return.

         Risk/return spectrums also may depict funds that invest in both domestic and foreign securities or a combination of bond and equity securities.

         Evaluation of Fund performance or other relevant statistical information made by independent sources may also be used in advertisements concerning the Funds, including reprints of, or selections from, editorials or articles about these Funds. Sources for Fund performance information and articles about the Funds include the following:

American Association of Individual Investors' Journal, a monthly publication of the AAII that includes articles on investment analysis techniques.

Asian Wall Street Journal, a weekly Asian newspaper that often reviews U.S. mutual funds investing internationally.

Banxquote, an on-line source of national averages for leading money market and bank CD interest rates, published on a weekly basis by Masterfund, Inc. of Wilmington, Delaware.

Barron's, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

Business Week, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds investing abroad.

CDA Investment Technologies, Inc., an organization which provides performance and ranking information through examining the dollar results of hypothetical mutual fund investments and comparing these results against appropriate market indices.

Consumer Digest, a monthly business/financial magazine that includes a "Money Watch" section featuring financial news.

Financial Times, Europe's business newspaper, which features from time to time articles on international or country-specific funds.

Financial World, a general business/financial magazine that includes a "Market Watch" department reporting on activities in the mutual fund industry.

Forbes, a national business publication that from time to time reports the performance of specific investment companies in the mutual fund industry.

Fortune, a national business publication that periodically rates the performance of a variety of mutual funds.

The Frank Russell Company, a West-Coast investment management firm that periodically evaluates international stock markets and compares foreign equity market performance to U.S. stock market performance.

Global  Investor,   a  European   publication  that  periodically   reviews  the
performance of U.S. mutual funds investing internationally.

IBC Money Fund Report, a weekly publication of IBC Financial Data, Inc., reporting on the performance of the nation's money market funds, summarizing money market fund activity and including certain averages as performance benchmarks, specifically "IBC's Money Fund Average," and "IBC's Government Money Fund Average."

Ibbotson Associates, Inc., a company specializing in investment research and data.

Investment Company Data, Inc., an independent organization which provides performance ranking information for broad classes of mutual funds.

Investor's Business Daily, a daily newspaper that features financial, economic, and business news.

Kiplinger's Personal Finance Magazine, a monthly investment advisory publication that periodically features the performance of a variety of securities.

Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, a weekly publication of industry-wide mutual fund averages by type of fund.

Money, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole.

Morgan Stanley International, an integrated investment banking firm that compiles statistical information.

Mutual Fund Values,  a biweekly  Morningstar,  Inc.  publication  that  provides
ratings  of  mutual  funds  based  on  fund  performance,   risk  and  portfolio
characteristics.

The New York Times, a nationally distributed newspaper which regularly covers financial news.

The No-Load Fund Investor, a monthly newsletter, published by Sheldon Jacobs, that includes mutual fund performance data and recommendations for the mutual fund investor.

No-Load Fund*X, a monthly newsletter, published by DAL Investment Company, Inc., that reports on mutual fund performance, rates funds and discusses investment strategies for the mutual fund investor.

Personal Investing News, a monthly news publication that often reports on investment opportunities and market conditions.

Personal Investor, a monthly investment advisory publication that includes a "Mutual Funds Outlook" section reporting on mutual fund performance measures, yields, indices and portfolio holdings.

Smart Money, a national personal finance magazine published monthly by Dow Jones and Company, Inc. and The Hearst Corporation. Focus is placed on ideas for investing, spending and saving.

Success, a monthly magazine targeted to the world of entrepreneurs and growing business, often featuring mutual fund performance data.

United Mutual Fund Selector, a semi-monthly investment newsletter, published by Babson United Investment Advisors, that includes mutual fund performance data and reviews of mutual fund portfolios and investment strategies.

USA Today, a leading national daily newspaper.

U.S. News and World Report, a national news weekly that periodically reports mutual fund performance data.

Value Line Mutual Fund Survey, an independent organization that provides biweekly performance and other information on mutual funds.

The Wall Street Journal, a Dow Jones and Company, Inc. newspaper which regularly covers financial news.

Wiesenberger Investment Companies Services, an annual compendium of information about mutual funds and other investment companies, including comparative data on funds' backgrounds, management policies, salient features, management results, income and dividend records and price ranges.

Working Woman, a monthly publication that features a "Financial Workshop" section reporting on the mutual fund/financial industry.

Worth, a national publication put out 10 times per year by Capital Publishing Company, a subsidiary of Fidelity Investments. Focus is placed on personal financial journalism.

Taking a Global Approach

Many U.S. investors limit their holdings to U.S. securities because they assume that international or global investing is too risky. While there are risks connected with investing overseas, it's important to remember that no investment -- even in blue-chip domestic securities -- is entirely risk free. Looking outside U.S. borders, an investor today can find opportunities that mirror domestic investments -- everything from large, stable multinational companies to start-ups in emerging markets. To determine the level of risk with which you are comfortable, and the potential for reward you're seeking over the long term, you need to review the type of investment, the world markets, and your time horizon.

The U.S. is unusual in that it has a very broad economy that is well represented in the stock market. However, many countries around the world are not only undergoing a revolution in how their economies operate, but also in terms of the role their stock markets play in financing activities. There is vibrant change throughout the global economy and all of this represents potential investment opportunity.

Investing beyond the United States can open this world of opportunity, due partly to the dramatic shift in the balance of world markets. In 1970, the United States alone accounted for two-thirds of the value of the world's stock markets. Now, the situation is reversed -- only 35% of global stock market capitalization resides here. There are companies in Southeast Asia that are starting to dominate regional activity; there are companies in Europe that are expanding outside of their traditional markets and taking advantage of faster growth in Asia and Latin America; other companies throughout the world are getting out from under state control and restructuring; developing countries continue to open their doors to foreign investment.

Stocks in many foreign markets can be attractively priced. The global stock markets do not move in lock step. When the valuations in one market rise, there are other markets that are less expensive. There is also volatility within markets in that some sectors may be more expensive while others are depressed in valuation. A wider set of opportunities can help make it possible to find the best values available.

International or global investing offers diversification because the investment is not limited to a single country or economy. In fact, many experts agree that investment strategies that include both U.S. and non-U.S. investments strike the best balance between risk and reward.

Scudder's 30% Solution
The 30 Percent Solution -- A Global Guide for Investors Seeking Better Performance With Reduced Portfolio Risk is a booklet, created by Scudder, to convey its vision about the new global investment dynamic. This dynamic is a result of the profound and ongoing changes in the global economy and the financial markets. The booklet explains how Scudder believes an equity investment portfolio with up to 30% in international holdings and 70% in domestic holdings can improve long-term performance while simultaneously helping to reduce overall risk.


Internet access

World   Wide  Web  Site  --  The   address   of  the   Scudder   Funds  site  is
http://funds.scudder.com. The site offers guidance on global investing and developing strategies to help meet financial goals and provides access to the Scudder investor relations department via e-mail. The site also enables users to access or view fund prospectuses and profiles with links between summary information in Profiles and details in the Prospectus. Users can fill out new account forms on-line, order free software, and request literature on funds.

         The site is designed for interactivity, simplicity and maneuverability. A section entitled "Planning Resources" provides information on asset allocation, tuition, and retirement planning to users who fill out interactive "worksheets." Investors can easily establish a "Personal Page," that presents price information, updated daily, on funds they're interested in following. The "Personal Page" also offers easy navigation to other parts of the site. Fund performance data from both Scudder and Lipper Analytical Services, Inc. are available on the site. Also offered on the site is a news feature, which provides timely and topical material on the Scudder Funds.

         Scudder has communicated with shareholders and other interested parties on Prodigy since 1988 and has participated since 1994 in GALT's Networth "financial marketplace" site on the Internet. The firm made Scudder Funds information available on America Online in early 1996.

Account Access -- Scudder is among the first mutual fund families to allow shareholders to manage their fund accounts through the World Wide Web. Scudder Fund shareholders can view a snapshot of current holdings, review account activity and move assets between Scudder Fund accounts.

         Scudder's personal portfolio capabilities -- known as SEAS (Scudder Electronic Account Services) -- are accessible only by current Scudder Fund shareholders who have set up a Personal Page on Scudder's Web site. Using a secure Web browser, shareholders sign on to their account with their Social Security number and their SAIL password. As an additional security measure, users can change their current password or disable access to their portfolio through the World Wide Web.

         An Account Activity option reveals a financial history of transactions for an account, with trade dates, type and amount of transaction, share price and number of shares traded. For users who wish to trade shares between Scudder Funds, the Fund Exchange option provides a step-by-step procedure to exchange shares among existing fund accounts or to new Scudder Fund accounts.

         A Call MeTM feature enables users to speak with a Scudder Investor Relations telephone representative while viewing their account on the Web site. In order to use the Call MeTM feature, an individual must have two phone lines and enter on the screen the phone number that is not being used to connect to the Internet. They are connected to the next available Scudder Investor Relations representative from 8 a.m. to 8 p.m. eastern time.


                               TRUST ORGANIZATION

           (See "Trust organization" in the Portfolios' prospectuses.)

         The Trust is a Massachusetts business trust established under a Declaration of Trust dated July 1, 1994. The Trust's authorized capital consists of an unlimited number of shares of beneficial interest of $0.01 par value, all of which are of one class and have equal rights as to voting, dividends and liquidation. The Trust is comprised of six separate portfolios: Conservative Portfolio, Pure Income Portfolio, Balanced Portfolio, Growth Portfolio, Pure Growth Portfolio, and International Portfolio, all of which were organized on July 1, 1994. The Trust offers four portfolios: Conservative Portfolio, Balanced Portfolio, Growth Portfolio and International Portfolio. Each series consists of an unlimited number of shares. The Trustees have the authority to issue additional portfolios to the Trust.

         The Trustees, in their discretion, may authorize the division of shares of a Portfolio into different classes permitting shares of different classes to be distributed by different methods. Although shareholders of different classes of a Portfolio would have interest in the same portfolio of assets, shareholders of different classes may bear different expenses in connection with different methods of distribution. The Trustees have no present intention of taking the action necessary to effect the division of shares into separate classes (which under present regulations would require the Trust first to obtain an exemptive order of the SEC), nor changing the method of distribution of shares. The Trust will vote its shares in each Underlying Scudder Fund in proportion to the vote of all other shareholders of each respective Underlying Scudder Fund.

         The Declaration of Trust (the "Declaration") provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust, that the Trustees and officers will not be liable for errors of judgment or mistakes of fact or law, and that the Trust, will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner provided in the Declaration that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration protects or indemnifies a Trustee or officer against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, of reckless disregard of duties involved in the conduct of his or her office.

                               INVESTMENT ADVISER

              (See "Trust organization--Investment adviser" in the
                           Portfolios' prospectuses.)

         Scudder, Stevens & Clark, Inc., an investment counsel firm, acts as investment adviser to the Trust. This organization is one of the most experienced investment management firms in the United States. It was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928, it introduced the first no-load mutual fund to the public. In 1953, the Adviser introduced the Scudder International Fund, Inc., the first mutual fund available in the United States, investing internationally in securities of issuers in several foreign countries. The firm reorganized from a partnership to a corporation on June 28, 1985.

         The principal source of the Adviser's income is professional fees received from providing continuous investment advice, and the firm derives no income from brokerage or underwriting of securities. Today, it provides investment counsel for many individuals and institutions, including insurance companies, colleges, industrial corporations, and financial and banking organizations. In addition, it manages Montgomery Street Income Securities, Inc., Scudder California Tax Free Trust, Scudder Cash Investment Trust, Scudder Equity Trust, Scudder Fund, Inc., Scudder Funds Trust, Scudder Global Fund, Inc., Scudder GNMA Fund, Scudder Portfolio Trust, Scudder Institutional Fund, Inc., Scudder International Fund, Inc., Scudder Investment Trust, Scudder Municipal Trust, Scudder Mutual Funds, Inc., Scudder New Asia Fund, Inc., Scudder New Europe Fund, Inc., Scudder Pathway Series, Scudder Securities Trust, Scudder State Tax Free Trust, Scudder Tax Free Money Fund, Scudder Tax Free Trust, Scudder U.S. Treasury Money Fund, Scudder Variable Life Investment Fund, Scudder World Income Opportunities Fund, Inc., The Argentina Fund, Inc., The Brazil Fund, Inc., The First Iberian Fund, Inc., The Korea Fund, Inc., The Japan Fund, Inc. and The Latin America Dollar Income Fund, Inc. Some of the foregoing companies or trusts have two or more series.

         The Adviser also provides investment advisory services to the mutual funds which comprise the AARP Investment Program from Scudder. The AARP Investment Program from Scudder has assets aggregating over $12 billion and includes the AARP Growth Trust, AARP Income Trust, AARP Tax Free Income Trust and AARP Cash Investment Funds.

         The Adviser maintains a large research department, which conducts continuous studies of the factors that affect the position of various industries, companies and individual securities. The Adviser receives published reports and statistical compilations from issuers and other sources, as well as analyses from brokers and dealers who may execute portfolio transactions for the Adviser's clients. However, the Adviser regards this information and material as an adjunct to its own research activities. Scudder's international investment management team travels the world, researching hundreds of companies. In selecting the securities in which each Portfolio may invest, the conclusions and investment decisions of the Adviser with respect to the Portfolios are based primarily on the analyses of its own research department.

         Certain investments may be appropriate for the Underlying Scudder Funds held by each Portfolio and also for other clients advised by the Adviser. Investment decisions for the Underlying Scudder Funds and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Adviser to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by the Underlying Scudder Fund. Purchase and sale orders for the Underlying Scudder Fund may be combined with those of other clients of the Adviser in the interest of achieving the most favorable net results to the Underlying Scudder Fund.


         The Investment Management Agreement (the "Agreement") was approved by the Trustees on January 10, 1995. The Agreement will continue in effect until September 30, 1997 and from year to year thereafter only if its continuance is approved annually by the vote of a majority of those Trustees who are not parties to such Agreement or interested persons of the Adviser or the Trust, cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Trustees or of a majority of the outstanding voting securities of the Trust. The Agreement may be terminated at any time without payment of penalty by either party on sixty days' written notice, and automatically terminates in the event of its assignment.


         The Adviser regularly provides the Trust with continuing investment management for the Portfolios consistent with the Portfolios' investment objectives, policies and restrictions and determines what Underlying Scudder Funds shall be purchased, held or sold and what portion of each Portfolio's assets shall be held uninvested, subject to the Declaration of Trust, the 1940 Act, the Code, the Order and to the Portfolios' investment objectives, policies and restrictions, and subject, further, to such policies and instructions as the Board of Trustees may from time to time establish.

         The Adviser provides each Portfolio with discretionary investment services. Specifically, the Adviser is responsible for supervising and directing the investments of each Portfolio in accordance with each Portfolio's investment objectives, program, and restrictions as provided in the prospectus and this Statement of Additional Information. The Adviser is also responsible for effecting all security transactions on behalf of each Portfolio, including the negotiation of commissions and the allocation of principal business and portfolio brokerage. However, it should be understood that each Portfolio will invest their assets almost exclusively in the shares of the Underlying Scudder Funds and such investments will be made without the payment of any commission or other sales charges. In addition to these services, the Adviser provides the Trust with certain corporate administrative services, including: maintaining the corporate existence, corporate records, and registering and qualifying Portfolio shares under federal and state laws; monitoring the financial accounting, and administrative functions of each Portfolio; maintaining liaison with the agents employed by the Trust such as the custodian and transfer agent; assisting the Trust in the coordination of such agents' activities; and permitting the Adviser's employees to serve as officers, trustees, and committee members of the Trust without cost to the Trust.


         The Adviser also renders significant administrative services (not otherwise provided by third parties) necessary for the Trust's operations as an open-end investment company including, but not limited to, preparing reports and notices to the Trustees and shareholders; supervising, negotiating contractual arrangements with, and monitoring various third-party service providers to the Trust (such as the Trust's transfer agent, pricing agents, custodian, fund accounting agent and others); preparing and making filings with the SEC and other regulatory agencies; assisting in the preparation and filing of the Trust's federal, state and local tax returns; preparing and filing the Trust's federal excise tax returns; assisting with investor and public relations matters; monitoring the valuation of securities and the calculation of net asset value; monitoring the registration of shares of each Portfolio under applicable federal and state securities laws; maintaining the Trust's books and records to the extent not otherwise maintained by a third party; assisting in establishing accounting policies of the Trust; assisting in the resolution of accounting and legal issues; establishing and monitoring the Trust's operating budget; processing the payment of the Trust's bills; assisting each Portfolio in, and otherwise arranging for, the payment of distributions and dividends and otherwise assisting the Trust in the conduct of its business, subject to the direction and control of the Trustees.


         The Adviser pays the compensation and expenses (except those of attending Board and committee meetings outside New York, New York or Boston, Massachusetts) of all Trustees, officers and executive employees of the Trust affiliated with the Adviser and makes available, without expense to the Trust, the services of such Trustees, officers and employees of the Adviser as may duly be elected officers of the Trust, subject to their individual consent to serve and to any limitations imposed by law, and provides the Trust's office space and facilities.

         In reviewing the terms of the Agreement and in discussions with the Adviser concerning such Agreement, the Trustees of the Fund who are not "interested persons" of the Adviser are represented by independent counsel. Dechert Price & Rhoads acts as general counsel for the Trust.

         The Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its obligations and duties under the Agreement.

         Each Portfolio expects to operate at a zero expense level. Under the Agreement with the Trust, and the Special Servicing Agreement, the Adviser has agreed to bear any expenses of the Trust which exceed the estimated savings to each of the Underlying Scudder Funds. Of course, shareholders of the Trust will still indirectly bear their fair and proportionate share of the cost of operating the Underlying Scudder Funds in which the Trust invests because, the Trust, as a shareholder of the Underlying Scudder Funds, will bear its proportionate share of any fees and expenses paid by the Underlying Scudder Funds. The Trust, as a shareholder of the selected Underlying Scudder Funds, will benefit only from cost-sharing reductions in proportion to its interest in such Underlying Scudder Funds.


         The range of the average weighted pro rata share of expenses borne by each Portfolio is expected to be as follows: Conservative Portfolio, 0.16% to 1.79%, Balanced Portfolio, 0.32% to 1.91%, Growth Portfolio, 0.48% to 2.02% and International Portfolio, 0.98% to 2.08%.


         The Agreement also provides that the Adviser, its directors, officers, employees, and certain other persons performing specific functions for the Trust will only be liable to the Trust for losses resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard of duty.

         The Adviser charges nonadvisory fees under the Agreement.

 Personal Investments by Employees of the Adviser

         Employees of the Adviser are permitted to make personal securities transactions, subject to requirements and restrictions set forth in the
Adviser's Code of Ethics. The Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Portfolios. Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and monthly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

Management Fees of Underlying Scudder Funds

         The Adviser has agreed not to be paid a management fee for performing its services. However, the Adviser will receive management fees from managing the Underlying Scudder Funds in which each Portfolio invests.

         Each Underlying Scudder Fund pays the Adviser a management fee as determined by the Investment Management Agreement between each Underlying Scudder Fund and the Adviser. As manager of the assets of each Underlying Scudder Fund, the Adviser directs the investments of an Underlying Scudder Fund in accordance with each Underlying Scudder Fund's investment objective, policies and restrictions. The Adviser determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by an Underlying Scudder Fund. If an Underlying Scudder Fund's expenses, exclusive of taxes, interest and extraordinary expenses, exceed specified limits, such excess up to the amount of the management fee, will be paid by the Adviser.


         The management fees of the Underlying Scudder Funds are as follows:

                                                                  Management
Name of Fund                                                      Fee(1) (%)
------------                                                      ----------

Scudder Cash  Investment  Trust                                       0.41
Scudder  Emerging  Markets Income Fund                                1.00
Scudder  Global Bond Fund                                             0.55
Scudder  GNMA Fund                                                    0.62
Scudder High Yield Bond Fund                                          0.00
Scudder Income Fund                                                   0.62
Scudder  International Bond Fund                                      0.85

Scudder Short Term Bond Fund                                          0.49
Scudder  Capital  Growth  Fund                                        0.67
Scudder  Classic Growth Fund                                          0.00
Scudder  Development  Fund                                            0.98
Scudder Emerging Markets Growth Fund                                  0.00
Scudder  Global Fund                                                  0.96
Scudder  Global  Discovery Fund                                       1.10
Scudder Gold Fund                                                     1.00
Scudder Growth and Income Fund                                        0.51
Scudder International  Fund                                           0.82
Scudder Latin America Fund                                            1.22
Scudder Micro Cap Fund                                                0.64
Scudder Pacific Opportunities  Fund                                   1.10
Scudder  Quality Growth Fund                                          0.70
Scudder Small Company Value Fund                                      0.10
Scudder 21st  Century  Growth Fund                                    0.03
Scudder  Value Fund                                                   0.51

(1)The management fees of the Underlying Scudder Funds reflected are consistent with the management fee in each of the Underlying

Scudder  Fund's  current prospectus, as of the effective date of the Trust.

         Officers and employees of the Adviser from time to time may have transactions with various banks, including the Portfolios' custodian bank. It is the Adviser's opinion that the terms and conditions of those transactions which have occurred were not influenced by existing or potential custodial or other Trust relationships.


         None of the officers or Trustees may have dealings with the Trust as principals in the purchase or sale of securities, except as individual subscribers to or holders of shares of the Trust.

                           SPECIAL SERVICING AGREEMENT

         The Special Servicing Agreement (the "Service Agreement") is to be entered into among the Adviser, the Underlying Scudder Funds, Scudder Service Corporation, Scudder Fund Accounting Corporation, Scudder Investor Services, Inc., Scudder Trust Company and the Trust. Under the Service Agreement, the Adviser will arrange for all services pertaining to the operation of the Trust including the services of Scudder Service Corporation and Scudder Fund Accounting Corporation to act as Shareholder Servicing Agent and Fund Accounting Agent, respectively, for each Portfolio. In addition, the Service Agreement will provide that, if the officers of any Underlying Scudder Fund, at the direction of the Board of Directors/Trustees, determine that the aggregate expenses of a Portfolio are less than the estimated savings to the Underlying Scudder Fund from the operation of that Portfolio, the Underlying Scudder Fund will bear those expenses in proportion to the average daily value of its shares owned by that Portfolio. No Underlying Scudder Fund will bear such expenses in excess of the estimated savings to it. Such savings are expected to result primarily from the elimination of numerous separate shareholder accounts which are or would have been invested directly in the Underlying Scudder Funds and the resulting reduction in shareholder servicing costs. In this regard, the shareholder servicing costs to any Underlying Scudder Fund for servicing one account registered to the Trust would be significantly less than the cost to that same Underlying Scudder Fund of servicing the same pool of assets contributed in the typical fashion by a large group of individual shareholders owning small accounts in each Underlying Scudder Fund.

         Based on actual expense data from the Underlying Scudder Funds and certain very conservative assumptions with respect to the Trust, the Adviser, the Underlying Scudder Funds, Scudder Service Corporation, Scudder Investor Services, Inc., Scudder Fund Accounting Corporation, Scudder Trust Company and the Series anticipate that the aggregate financial benefits to the Underlying Scudder Funds from these arrangements will exceed the costs of operating the Portfolios. If such turns out to be the case, there will be no charge to the Trust for the services under the Service Agreement. Rather, in accordance with the Service Agreement, such expenses will be passed through to the Underlying Scudder Funds in proportion to the value of each Underlying Scudder Fund's shares held by each Portfolio.

         In the event that the aggregate financial benefits to the Underlying Scudder Funds do not exceed the costs of a Portfolio, the Adviser will pay, on behalf of that Portfolio, that portion of costs, as set forth herein, determined to be greater than the benefits. The determination of whether and the extent to which the benefits to the Underlying Scudder Funds from the organization of the Trust will exceed the costs to such funds will be made based upon the analysis criteria set forth in the Order. This cost-benefit analysis was initially reviewed by the Directors/Trustees of the Underlying Scudder Funds before participating in the Service Agreement. For future years, there will be an annual review of the Service Agreement to determine its continued appropriateness for each Underlying Scudder Fund.

         Certain non-recurring and extraordinary expenses will not be paid in accordance with the Service Agreement including: the fees and costs of actions, suits or proceedings and any penalties or damages in connection therewith, to which the Series and/or a Portfolio may incur directly, or may incur as a result of its legal obligation to provide indemnification to its officers, director and agents; the fees and costs of any governmental investigation and any fines or penalties in connection therewith; and any federal, state or local tax, or related interest penalties or additions to tax, incurred, for example, as a result of the Series' failure to distribute all of its earnings, failure to qualify under subchapter M of the Internal Revenue Code, or failure to timely file any required tax returns or other filings. Under unusual circumstances, the parties to the Service Agreement may agree to exclude certain other expenses.

                              TRUSTEES AND OFFICERS
                                                                                                    Position with
                                                                                                    Underwriter,
                                          Position                                                  Scudder Investor
Name, Age and Address                     with Trust             Principal Occupation**             Services, Inc.
---------------------                     ----------             ----------------------             --------------

David S. Lee+*@ (62)                      President and Trustee  Managing Director of Scudder,      President, Assistant
                                                                 Stevens & Clark, Inc.              Treasurer and
                                                                                                    Director

Edgar R. Fiedler (67)                     Trustee                Vice President and Economic        --
845 Third Avenue                                                 Counsellor, The Conference
New York, NY 10022                                               Board, Inc.

Dr. J. D. Hammond (62)                    Trustee                Dean, Smeal College of Business    --
801 Business Administration Building                             Administration, Pennsylvania
Pennsylvania State University                                    State University
University Park, PA 16801

Richard M. Hunt (70)                      Trustee                University Marshal and Senior     --
University Marshal's Office                                      Lecturer, Harvard University
Wadsworth House
1341 Massachusetts Avenue
Harvard University
Cambridge, MA 02138

Daniel Pierce+*@ (62)                     Vice President and     Chairman of the Board and          Vice President,
                                          Trustee                Managing Director, Scudder,        Assistant Treasurer
                                                                 Stevens & Clark, Inc.              and Director

Jerard K. Hartman# (63)                   Vice President         Managing Director of Scudder,     --
                                                                 Stevens & Clark, Inc.

Thomas W. Joseph+ (57)                    Vice President         Principal of Scudder, Stevens &    Vice President,
                                                                 Clark, Inc.                        Treasurer, Assistant
                                                                                                    Clerk and Director

Thomas F. McDonough+ (49)                 Vice President and     Principal of Scudder, Stevens &    Clerk
                                          Secretary              Clark, Inc.


                                       37

                                                                                                    Position with
                                                                                                    Underwriter,
                                          Position                                                  Scudder Investor
Name, Age and Address                     with Trust             Principal Occupation**             Services, Inc.
---------------------                     ----------             ----------------------             --------------

Pamela A. McGrath+ (43)                   Vice President and     Managing Director of Scudder,     --
                                          Treasurer              Stevens & Clark, Inc.

Edward J. O'Connell# (51)                 Vice President and     Principal of Scudder, Stevens &    Assistant Treasurer
                                          Assistant Treasurer    Clark, Inc.

Kathryn L. Quirk# (43)                    Vice President and     Managing Director of Scudder,      Vice President
                                          Assistant Secretary    Stevens & Clark, Inc.

Coleen Downs Dinneen+ (35)                Assistant Secretary    Vice President of Scudder,         Assistant Clerk
                                                                 Stevens & Clark, Inc.

*        Messrs.  Lee and Pierce are  considered by the Trust and its counsel to be persons who are "interested  persons" of the Adviser or of the Trust within the meaning of the Investment Company Act of 1940, as amended.
**       Unless otherwise stated, all officers and Trustees have been associated with  their  respective  companies  for more than five  years,  but not necessarily in the same capacity.
@        Messrs. Lee and Pierce are members of the Executive Committee which may exercise substantially all of the powers of the Board of Trustees when it is not in session.
+        Address:  Two International Place, Boston, Massachusetts 02110
#        Address:  345 Park Avenue, New York, New York 10154

         All Trustees  and  officers of the Trust as a group owned  beneficially
(as that term is defined under Section 13(d) of the Securities Exchange Act) less than 1% of the shares of the Trust outstanding as of commencement of operations.

         The Trustees who are "interested persons" and the officers serve in similar capacities with other Scudder Funds.

                                  REMUNERATION

         The Trust  pays no direct  remuneration  to any  officer  of the Trust.
However,  several of the  officers  and Trustees of the Trust may be officers or
Directors of the Adviser,  Scudder Service  Corporation,  Scudder Trust Company,
Scudder Investor  Services,  Inc. or of Scudder Fund Accounting  Corporation and
participate in the fees paid by the Underlying  Scudder Funds.  Each  Underlying
Scudder   Fund   pays   their   disinterested   Trustees/Directors   an   annual
trustees'/directors' fee plus a proportionate share of travel and other expenses incurred in attending Board meetings of the Underlying  Scudder Fund on which he or she serves.


                                   DISTRIBUTOR

         The Trust has an underwriting agreement with Scudder Investor Services, Inc. (the "Distributor"), a Massachusetts corporation, which is a subsidiary of the Adviser, a Delaware corporation. The Trust's underwriting agreement will remain in effect until September 30, 1997 and from year to year thereafter only if its continuance is approved annually by a majority of the members of the Board of Trustees who are not parties to such agreement or interested persons of any such party and either by vote of a majority of the Board of Trustees or a majority of the outstanding voting securities of the Trust. The underwriting agreement was approved by the Trustees on January 10, 1995.


         Under the underwriting agreement, the Distributor is not responsible for: the payment of all fees and expenses in connection with the preparation and filing with the SEC of its registration statement and prospectus and any amendments and supplements thereto; the registration and qualification of shares for sale in the various states, including registering the Trust as a broker or dealer in various states as required; the fees and expenses of preparing,


                                       38

printing and mailing prospectuses annually to existing shareholders (see below for expenses relating to prospectuses paid by the Distributor); notices, proxy statements, reports or other communications to shareholders of each Portfolio;
the cost of printing and mailing confirmations of purchases of shares and any prospectuses accompanying such confirmations; any issuance taxes and/or any initial transfer taxes; a portion of shareholder toll-free telephone charges and expenses of shareholder service representatives; the cost of wiring funds for share purchases and redemptions (unless paid by the shareholder who initiates the transaction); the cost of printing and postage of business reply envelopes;
and a portion of the cost of computer terminals used by both the Trust and the Distributor. Such fees will be borne by the Underlying Scudder Funds (or the Adviser) under the Service Agreement.

         The Distributor will pay for printing and distributing  prospectuses or reports prepared for its use in connection with the offering of Portfolio shares to the public and  preparing,  printing  and  mailing  any other  literature  or advertising in connection  with the offering of Portfolio  shares to the public.
The  Distributor  will  pay  all  fees  and  expenses  in  connection  with  its qualification  and  registration  as a broker or dealer under  federal and state laws,  a portion of the cost of  toll-free  telephone  service  and  expenses of
shareholder  service  representatives,   a  portion  of  the  cost  of  computer
terminals, and expenses of any activity which is primarily intended to result in the sale of shares issued by a Portfolio,  unless a Rule 12b-1 Plan is in effect which provides that the Portfolio shall bear some or all of such expenses.

Note: Although the Portfolios do not currently have a 12b-1 Plan, and the Trustees have no current intention of adopting one, a Portfolio would also pay those fees and expenses permitted to be paid or assumed by the Portfolio pursuant to a 12b-1 Plan, if any, were adopted by the Portfolio, notwithstanding any other provision to the contrary in the underwriting agreement.

         As agent, the Distributor currently offers shares of the Portfolios on a continuous basis to investors in all states in which shares of the Portfolios may from time to time be registered or where permitted by applicable law. The underwriting agreement provides that the Distributor accepts orders for shares at net asset value as no sales commission or load is charged to the investor.
The Distributor has made no firm commitment to acquire shares of a Portfolio.

                                      TAXES

                (See "Distribution and performance information --
                 Dividends and capital gains distributions" and
                   "Transaction information--Tax information,
          Tax identification number" in the Portfolios' prospectuses.)

Taxation of the Portfolios and Their Shareholders

         Each Portfolio intends to qualify annually and elects to be treated as a regulated investment company under Subchapter M of the Code. As a regulated investment company, each Portfolio is required to distribute to its shareholders at least 90 percent of its investment company taxable income (including net short-term capital gain) and generally is not subject to federal income tax to the extent that it distributes annually its investment company taxable income and net realized capital gains in the manner required under the Code.

         Each Portfolio is subject to a 4% nondeductible excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of each Portfolio's ordinary income for the calendar year, at least 98% of the excess of its capital gains over capital losses
(adjusted for certain ordinary losses) realized during the one-year period ending October 31 during such year, and all ordinary income and capital gains for prior years that were not previously distributed.

         Investment company taxable income generally is made up of dividends, interest and net short-term capital gains in excess of net long-term capital losses, less expenses. Net realized capital gains for a fiscal year are computed by taking into account any capital loss carryforward of a Portfolio. Presently, each Portfolio has no capital loss carryforwards.

         If any net realized long-term capital gains in excess of net realized short-term capital losses are retained by a Portfolio for reinvestment, requiring federal income taxes to be paid thereon by the Portfolio, the Portfolio intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such


                                       39

capital gains as long-term capital gains, will be able to claim a proportionate share of federal income taxes paid by the Portfolio on such gains as a credit against the shareholder's federal income tax liability, and will be entitled to increase the adjusted tax basis of the shareholder's Portfolio shares by the difference between the shareholder's pro rata share of such gains and the shareholder's tax credit. If a Portfolio makes such an election, it may not be treated as having met the excise tax distribution requirement.

         Distributions of investment company taxable income are taxable to shareholders as ordinary income.

         If  an  Underlying   Scudder  Fund  derives   dividends  from  domestic
corporations, a portion of the income distributions of a Portfolio which invests in that Fund may be eligible for the 70%  deduction  for  dividends  received by corporations. Shareholders will be informed of the portion of dividends which so qualify.  The  dividends-received  deduction is reduced to the extent the shares held by Underlying Scudder Fund with respect to which the dividends are received are treated as  debt-financed  under federal income tax law and is eliminated if either  those  shares  or the  shares  of the  Underlying  Scudder  Fund  or the
Portfolio  are  deemed to have been held by the  Underlying  Scudder  Fund,  the
Portfolio or the shareholders, as the case may be, for less than 46 days.

         Income  received by an  Underlying  Scudder Fund from sources  within a foreign  country may be subject to  withholding  and other taxes imposed by that country.  If more than 50% of the value of an  Underlying  Scudder  Fund's total assets at the close of its  taxable  year  consists  of stock or  securities  of foreign corporations, the Underlying Scudder Fund will be eligible and may elect to  "pass-through"  to its  shareholders,  including a Portfolio,  the amount of foreign income and similar taxes paid by the Underlying  Scudder Fund.  Pursuant to this election, the Portfolio would be required to include in gross income (in addition to taxable dividends actually received),  its pro rata share of foreign income and  similar  taxes in  computing  its  taxable  income or to use it as a
foreign  tax  credit  against  its  U.S.   federal  income  taxes,   subject  to
limitations.   A  Portfolio,  would  not,  however,  be  eligible  to  elect  to
"pass-through"  to its  shareholders  the ability to claim a deduction or credit with respect to foreign income and similar taxes paid by the Underlying  Scudder
Fund.

         Distributions  of the  excess of net  long-term  capital  gain over net short-term  capital loss are taxable to shareholders as long-term  capital gain, regardless  of the  length of time the shares of a  Portfolio  have been held by
such    shareholders.    Such   distributions   are   not   eligible   for   the
dividends-received  deduction.  Any loss realized upon the  redemption of shares held at the time of  redemption  for six  months  or less will be  treated  as a long-term  capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period.

         Distributions of investment company taxable income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

         All distributions of investment company taxable income and net realized capital gain, whether received in shares or in cash, must be reported by each shareholder on his or her federal income tax return. Dividends declared in October, November or December with a record date in such a month will be deemed to have been received by shareholders on December 31, if paid during January of the following year. Redemptions of shares, including exchanges for shares of another Scudder Fund, may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

         An individual may make a deductible IRA contribution of up to $2,000 or, if less, the amount of the individual's earned income for any taxable year only if (i) neither the individual nor his or her spouse (unless filing separate returns) is an active participant in an employer's retirement plan, or (ii) the individual (and his or her spouse, if applicable) has an adjusted gross income below a certain level ($40,050 for married individuals filing a joint return, with a phase-out of the deduction for adjusted gross income between $40,050 and $50,000; $25,050 for a single individual, with a phase-out for adjusted gross income between $25,050 and $35,000). However, an individual not permitted to make a deductible contribution to an IRA for any such taxable year may nonetheless make nondeductible contributions up to $2,000 to an IRA (up to $2,250 to IRAs for an individual and his or her nonearning spouse) for that year. There are special rules for determining how withdrawals are to be taxed if an IRA contains both deductible and nondeductible amounts. In general, a proportionate amount of each withdrawal will be deemed to be made from nondeductible contributions; amounts treated as a return of nondeductible contributions will not be taxable. Also, annual contributions may be made to a


                                       40

spousal IRA even if the spouse has earnings in a given year if the spouse elects to be treated as having no earnings (for IRA contribution purposes) for the year.

         Distributions by a Portfolio result in a reduction in the net asset value of the Portfolio's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.

         Each  Portfolio  will be  required  to report to the  Internal  Revenue
Service ("IRS") all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of Portfolio shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if a Portfolio is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

         Shareholders of a Portfolio may be subject to state and local taxes on distributions received from the Portfolio and on redemptions of the Portfolio's shares.

         The foregoing  discussion of U.S. federal income tax law relates solely to the  application  of that  law to  U.S.  persons,  i.e.,  U.S.  citizens  and
residents  and  U.S.  corporations,   partnerships,  trusts  and  estates.  Each
shareholder  who is not a U.S.  person should  consider the U.S. and foreign tax consequences  of ownership of shares of a Portfolio,  including the  possibility that such a shareholder  may be subject to a U.S.  withholding  tax at a rate of
30% (or at a lower  rate  under an  applicable  income  tax  treaty)  on amounts constituting  ordinary  income  received by him or her,  where such  amounts are treated as income from U.S. sources under the Code.

Taxation of the Underlying Scudder Funds

         Each Underlying Scudder Fund intends to qualify annually and elects to be treated as a regulated investment company under Subchapter M of the Code. In any year in which an Underlying Scudder Fund qualifies as a regulated investment company and timely distributes all of its taxable income, the Fund generally will not pay any federal income or excise tax.

         Distributions of an Underlying Scudder Fund's investment company taxable income are taxable as ordinary income to a Portfolio which invests in the Fund. Distributions of the excess of an Underlying Scudder Fund's net long-term capital gain over its net short-term capital loss, which are properly designated as "capital gain dividends," are taxable as long-term capital gain to a Portfolio which invests in the Fund, regardless of how long the Portfolio held the Fund's shares, and are not eligible for the corporate dividends-received deduction. Upon the sale or other disposition by a Portfolio of shares of an Underlying Scudder Fund, the Portfolio generally will realize a capital gain or loss which will be long-term or short-term, generally depending upon the Portfolio's holding period for the shares.

         Shareholders should consult their tax advisers about the application of the provisions of tax law described in this statement of addition al information in light of their particular tax situations.



                                       41

                             PORTFOLIO TRANSACTIONS

Portfolio Turnover

         Each Portfolio's average annual portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding all securities with maturities or expiration dates at the time of acquisition of one year or less. Purchases and sales are made for each Portfolio whenever necessary, in management's opinion, to meet that Portfolio's objective. Each Portfolio expects to have an annual portfolio turnover rate not exceeding 50% for its initial fiscal year.

         Each Portfolio is expected to operate at a zero expense ratio. To accomplish this, the payment of a Portfolio's expenses is subject to the Service
Agreement and certain provisions mentioned in the Agreement with the Adviser.


Underlying Scudder Fund                                                Portfolio Turnover Rate (%)(1)

Scudder Cash Investment Trust(2)                                                      n/a
Scudder Emerging Markets Income Fund                                                  302.2
Scudder Global Bond Fund                                                              182.8
Scudder GNMA Fund                                                                     157.8
Scudder High Yield Bond Fund                                                            -
Scudder Income Fund                                                                   128.25
Scudder International Bond Fund                                                       275.7
Scudder Short Term Bond Fund                                                          101.1
Scudder Capital Growth Fund                                                           153.6
Scudder Classic Growth Fund                                                             -
Scudder Development Fund                                                               58.8
Scudder Emerging Markets Growth Fund                                                    -
Scudder Global Fund                                                                    29.1
Scudder Global Discovery Fund                                                          43.7
Scudder Gold Fund                                                                      29.7
Scudder Growth and Income Fund                                                         26.9
Scudder International Fund                                                             45.2
Scudder Latin America Fund                                                             39.5
Scudder Micro Cap Fund                                                                  0.00
Scudder Pacific Opportunities Fund                                                     64.0
Scudder Quality Growth Fund                                                            91.6
Scudder Small Company Value Fund                                                       33.97
Scudder 21st Century Growth Fund                                                        -
Scudder Value Fund                                                                     98.2
-------------------------------
(1) As of each Underlying Scudder Fund's most recent fiscal reporting period.
(2) Scudder Cash Investment Trust is a money market fund.


                                 NET ASSET VALUE

         The net asset value of Portfolio shares is computed as of the close of regular trading on the New York Stock Exchange (the "Exchange") on each day the Exchange is open for trading. The Exchange is scheduled to be closed on the following holidays: New Year's Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Net asset value per share is determined by dividing the value of the total assets of a Fund, less all liabilities, by the total number of shares outstanding.

         The net asset value of each Underlying Scudder Fund is determined based upon the nature of the securities as set forth in the prospectus and statement of additional information of such Underlying Scudder Fund. Shares of each Underlying Scudder Fund in which a Portfolio may invest are valued at the net asset value per share of each Underlying Scudder Fund as of the close of regular trading on the Exchange on each day the Exchange is open for trading. The net asset value per share of the Underlying Scudder Funds will be calculated and reported to a Portfolio by each Underlying Scudder Fund's accounting agent.

Short-term securities with a remaining maturity of sixty days or less are valued by the amortized cost method.

         If, in the opinion of a Portfolio's Valuation Committee, the value of a portfolio asset as determined in accordance with these procedures does not represent the fair market value of the portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of the Valuation Committee, represents fair market value on the basis of all available information. The value of other portfolio holdings owned by a Portfolio determined in a manner which, in the discretion of the Valuation Committee most fairly reflects fair market value of the property on the valuation date.

                             ADDITIONAL INFORMATION

Other Information

         Many of the investment changes in each Portfolio will be made at prices different from those prevailing at the time they may be reflected in a regular report to shareholders of a Portfolio. These transactions will reflect investment decisions made by the Adviser in the light of its other portfolio holdings and tax considerations and should not be construed as recommendations for similar action by other investors.

         The CUSIP number of the Conservative Portfolio is 811189-30-7. The CUSIP number of the Balanced Portfolio is 811189-50-5.
         The CUSIP number of the  Growth  Portfolio  is  811189-20-8.
         The CUSIP  number  of the International Portfolio is 811189-60-4.


         Each Portfolio has a fiscal year end of September 30.


         The Series employs State Street Bank and Trust Company as Custodian. State Street Bank and Trust Company maintains shares of the Underlying Scudder Funds in the book entry system of such funds' transfer agent, Scudder Service Corporation.

         The firm of Dechert Price & Rhoads is counsel to the Series.

         Scudder Service Corporation ("Service Corporation"), P.O. Box 2291, Boston, Massachusetts, 02107-2291, a subsidiary of the Adviser, is the transfer and dividend disbursing agent for the Trust. Service Corporation also serves as shareholder service agent and provides subaccounting and recordkeeping services for shareholder accounts in certain retirement and employee benefit plans.

         The Portfolios' prospectuses and this combined Statement of Additional Information omit certain information contained in the Registration Statement which the Trust has filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statement for further information with respect to the Portfolios and the securities offered hereby. This Registration Statement and its amendments are available for inspection by the public at the SEC in Washington, D.C.

                              FINANCIAL STATEMENTS

[to be filed by amendment]

                                    GLOSSARY

         Prospective investors should consider certain Underlying Scudder Funds may engage in the following investment practices.

Strategic Transactions and Derivatives. Certain Underlying Scudder Funds may, but are not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements), to manage the effective maturity or duration of fixed-income securities in an Underlying Scudder Fund's portfolio, or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors.
Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

         In the course of pursuing these investment strategies, the Underlying Scudder Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures. (Collectively, all the above are called "Strategic Transactions.") Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Underlying Scudder Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Underlying Scudder Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of fixed-income securities in the Underlying Scudder Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Underlying Scudder Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Underlying Scudder Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Underlying Scudder Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not for speculative purposes.

         Strategic Transactions have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Underlying Scudder Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Underlying Scudder Fund can realize on its investments or cause the Underlying Scudder Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Underlying Scudder Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Underlying Scudder Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Underlying Scudder Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Underlying Scudder Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

         General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Underlying Scudder Fund assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

         A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, an Underlying Scudder Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving an Underlying Scudder Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. An Underlying Scudder Fund's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect an Underlying Scudder Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. An Underlying Scudder Fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

         With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

         An Underlying Scudder Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

         The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

         OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. An Underlying Scudder Fund will only sell OTC options (other than OTC currency options) that are subject to a buy-back provision permitting the Underlying Scudder Fund to require the Counterparty to sell the option back to the Underlying Scudder Fund at a formula price within seven days. An Underlying Scudder Fund expects generally to enter into OTC options that have cash settlement provisions, although not required to do so.

         Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with an Underlying Scudder Fund or fails to make a cash settlement payment due in accordance with the terms of that option, an Underlying Scudder Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. An Underlying Scudder Fund will engage in OTC option transactions only with U.S. government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers" or broker/dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any nationally recognized statistical rating organization ("NRSRO") or, in the case of OTC currency transactions, are determined to be of equivalent credit quality by the Adviser. The staff of the SEC currently takes the position that OTC options purchased by an Underlying Scudder Fund, and portfolio securities "covering" the amount of an Underlying Scudder Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to an Underlying Scudder Fund's limitation on investing no more than 10% of its assets in illiquid securities.

         If an Underlying Scudder Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase an Underlying Scudder Fund's income. The sale of put options can also provide income.

         An Underlying Scudder Fund may purchase and sell call options on securities including U.S. Treasury and agency securities, mortgage-backed securities, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets, and on securities indices, currencies and futures contracts. All calls sold by an Underlying Scudder Fund must be "covered" (i.e., an Underlying Scudder Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though an Underlying Scudder Fund will receive the option premium to help protect it against loss, a call sold by an Underlying Scudder Fund exposes an Underlying Scudder Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require an Underlying Scudder Fund to hold a security or instrument which it might otherwise have sold.

         An Underlying Scudder Fund may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments (whether or not it holds the above securities in its portfolio), and on securities indices, currencies and futures contracts other than futures on individual corporate debt and individual equity securities. An Underlying Scudder Fund will not sell put options if, as a result, more than 50% of an Underlying Scudder Fund's assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that an Underlying Scudder Fund may be required to buy the underlying security at a disadvantageous price above the market price.

         General Characteristics of Futures. Certain Underlying Scudder Funds may enter into financial futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate, currency or equity market changes, for duration management and for risk management purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by an Underlying Scudder Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

         An Underlying Scudder Fund's use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into only for bona fide hedging, risk management (including duration management) or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires an Underlying Scudder Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of an Underlying Scudder Fund. If an Underlying Scudder Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

         An Underlying Scudder Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of an Underlying Scudder Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

         Options on Securities Indices and Other Financial Indices. Certain Underlying Scudder Funds also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

Currency Transactions. Certain Underlying Scudder Funds may engage in currency transactions with Counterparties in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. An Underlying Scudder Fund may enter into currency transactions with Counterparties which have received (or the guarantors of the obligations of which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from a NRSRO or are determined to be of equivalent credit quality by the Adviser.

         An Underlying Scudder Fund's dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of an Underlying Scudder Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

         An Underlying Scudder Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging or cross hedging as described below.

         An Underlying Scudder Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which an Underlying Scudder Fund has or in which an Underlying Scudder Fund expects to have portfolio exposure.

         To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, an Underlying Scudder Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which an Underlying Scudder Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of an Underlying Scudder Fund's portfolio securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of an Underlying Scudder Fund's securities denominated in linked currencies. For example, if the Adviser considers that the Austrian schilling is linked to the German deutschemark (the "D-mark"), an Underlying Scudder Fund holds securities denominated in schillings and the Adviser believes that the value of schillings will decline against the U.S. dollar, the Adviser may enter into a contract to sell D-marks and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to an Underlying Scudder Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that an Underlying Scudder Fund is engaging in proxy hedging. If an Underlying Scudder Fund enters into a currency hedging transaction, an Underlying Scudder Fund will comply with the asset segregation requirements described below.

         Risks of Currency Transactions. Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to an Underlying Scudder Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

         Combined Transactions. Certain Underlying Scudder Funds may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Adviser, it is in the best interests of an Underlying Scudder Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

         Swaps, Caps, Floors and Collars. Among the Strategic Transactions into which certain Underlying Scudder Funds may enter are interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. An Underlying Scudder Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities an Underlying Scudder Fund anticipates purchasing at a later date. An Underlying Scudder Fund intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream an Underlying Scudder Fund may be obligated to pay. Interest rate swaps involve the exchange by an Underlying Scudder Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

         An Underlying Scudder Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with an Underlying Scudder Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the Adviser and an Underlying Scudder Fund believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. An Underlying Scudder Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from a NRSRO or is determined to be of equivalent credit quality by the Adviser. If there is a default by the Counterparty, an Underlying Scudder Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

         Eurodollar Instruments. Certain Underlying Scudder Funds may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. An Underlying Scudder Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

         Risks of Strategic Transactions Outside the U.S. When conducted outside the U.S., Strategic Transactions may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in an Underlying Scudder Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S., and (v) lower trading volume and liquidity.


         Use of Segregated and Other Special Accounts. Many Strategic Transactions, in addition to other requirements, require that an Underlying
Scudder Fund segregate liquid assets with its custodian to the extent an Underlying Scudder Fund's obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by an Underlying Scudder Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by an Underlying Scudder Fund will require an Underlying Scudder Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate liquid securities sufficient to purchase and deliver the securities if the call is exercised. A call option sold by an Underlying Scudder Fund on an index will require an Underlying Scudder Fund to own portfolio securities which correlate with the index or to segregate liquid assets equal to the excess of the index value over the exercise price on a current basis. A put option written by an Underlying Scudder Fund requires an Underlying Scudder Fund to segregate liquid assets equal to the exercise price.

         Except when an Underlying Scudder Fund enters into a forward contract for the purchase or sale of a security denominated in a particular currency, which requires no segregation, a currency contract which obligates an Underlying Scudder Fund to buy or sell currency will generally require an Underlying Scudder Fund to hold an amount of that currency or liquid securities denominated in that currency equal to an Underlying Scudder Fund's obligations or to segregate liquid assets equal to the amount of an Underlying Scudder Fund's obligation.


         OTC options entered into by an Underlying Scudder Fund, including those on securities, currency, financial instruments or indices and OCC issued and exchange listed index options, will generally provide for cash settlement. As a result, when an Underlying Scudder Fund sells these instruments it will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by an Underlying Scudder Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when an Underlying Scudder Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, an Underlying Scudder Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by an Underlying Scudder Fund other than those above generally settle with physical delivery, or with an election of either physical delivery or cash settlement and an Underlying Scudder Fund will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

         In the case of a futures contract or an option thereon, an Underlying Scudder Fund must deposit initial margin and possible daily variation margin in addition to segregating assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

         With respect to swaps, an Underlying Scudder Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid securities having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to an Underlying Scudder Fund's net obligation, if any.

         Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. An Underlying Scudder Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, an Underlying Scudder Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by an Underlying Scudder Fund. Moreover, instead of segregating assets if an Underlying Scudder Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, assets equal to any remaining obligation would need to be segregated.

         An Underlying Scudder Fund's activities involving Strategic Transactions may be limited by the requirements of Subchapter M of the Internal Revenue Code for qualification as a regulated investment company. (See "TAXES.")

Foreign Securities. Certain Underlying Scudder Funds may invest in foreign securities. The Adviser believes that diversification of assets on an international basis decreases the degree to which events in any one country, including the U.S., will affect an investor's entire investment holdings. In certain periods since World War II, many leading foreign economies and foreign stock market indices have grown more rapidly than the U.S. economy and leading U.S. stock market indices, although there can be no assurance that this will be true in the future. Investors should recognize that investing in foreign securities involves certain special considerations, including those set forth below, which are not typically associated with investing in U.S. securities and which may favorably or unfavorably affect an Underlying Scudder Fund's performance. As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies, there may be less publicly available information about a foreign company than about a domestic company. Many foreign securities markets, while growing in volume of trading activity, have substantially less volume than the U.S. market, and securities of some foreign issuers are less liquid and more volatile than securities of domestic issuers. Similarly, volume and liquidity in most foreign bond markets is less than in the U.S. and, at times, volatility of price can be greater than in the U.S. Fixed commissions on some foreign securities exchanges and bid to asked spreads in foreign bond markets are generally higher than commissions or bid to asked spreads on U.S. markets, although an Underlying Scudder Fund will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed companies than in the U.S. It may be more difficult for an Underlying Scudder Fund's agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Payment for securities without delivery may be required in certain foreign markets. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The management of an Underlying Scudder Fund seeks to mitigate the risks associated with the foregoing considerations through continuous professional management.

Foreign Currencies. Because investments in foreign securities usually will involve currencies of foreign countries, and because certain Underlying Scudder Funds may hold foreign currencies and forward contracts, futures contracts and options on foreign currencies and foreign currency futures contracts, the value of the assets of such Underlying Scudder Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Underlying Scudder Fund may incur costs in connection with conversions between various currencies. Although an Underlying Scudder Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to an Underlying Scudder Fund at one rate, while offering a lesser rate of exchange should the Underlying Scudder Fund desire to resell that currency to the dealer. An Underlying Scudder Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into options or forward or futures contracts to purchase or sell foreign currencies.

Repurchase Agreements. Certain Underlying Scudder Funds may enter into repurchase agreements with member banks of the Federal Reserve System, any foreign bank, if the repurchase agreement is fully secured by government securities of the particular foreign jurisdiction, or with any domestic or foreign broker/dealer which is recognized as a reporting government securities dealer if the creditworthiness of the bank or broker/dealer has been determined by the Adviser to be at least as high as that of other obligations the relevant Underlying Scudder Fund may purchase, or to be at least equal to that of issuers of commercial paper rated within the two highest grades assigned by Moody's or S&P.

         A repurchase agreement provides a means for an Underlying Scudder Fund to earn income on assets for periods as short as overnight. It is an arrangement under which the purchaser (i.e., the Underlying Scudder Fund) acquires a security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Securities subject to a repurchase agreement are held in a segregated account and the value of such securities kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to the Underlying Scudder Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Underlying Scudder Fund together with the repurchase price upon repurchase. In either case, the income to the Underlying Scudder Fund is unrelated to the interest rate on the Obligation itself. Obligations will be held by the Custodian or in the Federal Reserve Book Entry system.

         For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from an Underlying Scudder Fund to the seller of the Obligation subject to the repurchase agreement and is therefore subject to that Underlying Scudder Fund's investment restriction applicable to loans. It is not clear whether a court would consider the Obligation purchased by an Underlying Scudder Fund subject to a repurchase agreement as being owned by the Underlying Scudder Fund or as being collateral for a loan by the Underlying Scudder Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, an Underlying Scudder Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterizes the transaction as a loan and the Underlying Scudder Fund has not perfected a security interest in the Obligation, the Underlying Scudder Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Underlying Scudder Fund would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for the Underlying Scudder Fund, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case an Underlying Scudder Fund may incur a loss if the proceeds to the Underlying Scudder Fund of the sale to a third party are less than the repurchase price. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), the Underlying Scudder Fund will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that an Underlying Scudder Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

Convertible Securities. Certain Underlying Scudder Funds may invest in convertible securities, that is, bonds, notes, debentures, preferred stocks and other securities which are convertible into common stock. Investments in convertible securities can provide an opportunity for capital appreciation and/or income through interest and dividend payments by virtue of their conversion or exchange features.

         The convertible securities in which an Underlying Scudder Fund may invest are either fixed income or zero coupon debt securities which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions or scheduled changes in the exchange ratio. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value o convertible securities typically changes as the market value of the underlying common stocks changes, and, therefore, also tends to follow movements in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock, although typically not as much as the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

         As debt securities, convertible securities are investments which provide for a stream of income (or in the case of zero coupon securities, accretion of income) with generally higher yields than common stocks. Of course, like all debt securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

High Yield, High Risk Securities. Below investment grade securities (rated Ba and lower by Moody's and BB and lower by S&P) or unrated securities of equivalent quality, in which certain Underlying Scudder Funds may invest, carry a high degree of risk (including the possibility of default or bankruptcy of the issuers of such securities), generally involve greater volatility of price and risk of principal and income, and may be less liquid, than securities in the higher rating categories and are considered speculative. The lower the ratings of such debt securities, the greater their risks render them like equity securities. See the Appendix to this combined Statement of Additional Information for a more complete description of the ratings assigned by ratings organizations and their respective characteristics.

         Economic downturns have in the past, and could in the future, disrupted the high yield market and impaired the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have a greater adverse impact on the value of such obligations than on comparable higher quality debt securities. During an economic downturn or period of rising interest rates, highly leveraged issues may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations. Prices and yields of high yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high yield securities may adversely affect an Underlying Scudder Fund's net asset value. In addition, investments in high yield zero coupon or pay-in-kind bonds, rather than income-bearing high yield securities, may be more speculative and may be subject to greater fluctuations in value due to changes in interest rates.

         The trading market for high yield securities may be thin to the extent that there is no established retail secondary market or because of a decline in the value of such securities. A thin trading market may limit the ability of an Underlying Scudder Fund to accurately value high yield securities in the Underlying Scudder Fund's portfolio and to dispose of those securities. Adverse publicity and investor perceptions may decrease the values and liquidity of high yield securities. These securities may also involve special registration responsibilities, liabilities and costs.

         Credit quality in the high yield securities market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security. For these reasons, it is the policy of the Adviser not to rely exclusively on ratings issued by established credit rating agencies, but to supplement such ratings with its own independent and on-going review of credit quality. The achievement of an Underlying Scudder Fund's investment objective by investment in such securities may be more dependent on the Adviser's credit analysis than is the case for higher quality bonds. Should the rating of a portfolio security be downgraded, the Adviser will determine whether it is in the best interest of the Underlying Scudder Fund to retain or dispose of such security.

         Prices for below investment-grade securities may be affected by legislative and regulatory developments. For example, new federal rules require savings and loan institutions to gradually reduce their holdings of this type of security. Also, Congress has from time to time considered legislation which would restrict or eliminate the corporate tax deduction for interest payments in these securities and regulate corporate restructurings. Such legislation may significantly depress the prices of outstanding securities of this type.

Dollar Roll Transactions. Certain Underlying Scudder Funds may enter into "dollar roll" transactions, which consist of the sale by an Underlying Scudder Fund to a bank or broker/dealers (the "counterparty") of GNMA certificates or other mortgage-backed securities together with a commitment to purchase from the counterparty similar, but not identical, securities at a future date, at the same price. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The Underlying Scudder Fund receives a fee from the counterparty as consideration for entering into the commitment to purchase. Dollar rolls may be renewed over a period of several months with a different purchase and repurchase price fixed and a cash settlement made at each renewal without physical delivery of securities. Moreover, the transaction may be preceded by a firm commitment agreement pursuant to which the Underlying Scudder Fund agrees to buy a security on a future date.

         An  Underlying   Scudder  Fund  will  not  use  such  transactions  for
leveraging purposes and, accordingly, will segregate cash, U.S. Government securities or other high grade debt obligations in an amount sufficient to meet its purchase obligations under the transactions. An Underlying Scudder Fund will also maintain asset coverage of at least 300% for all outstanding firm commitments, dollar rolls and other borrowings.

         Dollar rolls are treated for purposes of the 1940 Act as borrowings of an Underlying Scudder Fund because they involve the sale of a security coupled with an agreement to repurchase. Like all borrowings, a dollar roll involves costs to the Underlying Scudder Fund. For example, while the Underlying Scudder Fund receives a fee as consideration for agreeing to repurchase the security, the Underlying Scudder Fund forgoes the right to receive all principal and interest payments while the counterparty holds the security. These payments to the counterparty may exceed the fee received by the Underlying Scudder Fund, thereby effectively charging the Underlying Scudder Fund interest on its borrowing. Further, although the Underlying Scudder Fund can estimate the amount of expected principal prepayment over the term of the dollar roll, a variation in the actual amount of prepayment could increase or decrease the cost of the Underlying Scudder Fund's borrowing.

         The entry into dollar rolls involves potential risks of loss that are different from those related to the securities underlying the transactions. For example, if the counterparty becomes insolvent, an Underlying Scudder Fund's right to purchase from the counterparty might be restricted. Additionally, the value of such securities may change adversely before the Underlying Scudder Fund is able to purchase them. Similarly, the Underlying Scudder Fund may be required to purchase securities in connection with a dollar roll at a higher price than may otherwise be available on the open market. Since, as noted above, the counterparty is required to deliver a similar, but not identical security to the Underlying Scudder Fund, the security that the Underlying Scudder Fund is required to buy under the dollar roll may be worth less than an identical security. Finally, there can be no assurance that an Underlying Scudder Fund's use of the cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.

         The Directors/Trustees of the Underlying Scudder Funds have adopted guidelines to ensure that those securities received are substantially identical to those sold. To reduce the risk of default, an Underlying Scudder Fund will engage in such transactions only with counterparties selected pursuant to such guidelines.

Lending of Portfolio Securities. Certain Underlying Scudder Funds may seek to increase their income by lending portfolio securities. Such loans may be made to registered broker/dealers, and are required to be secured continuously by collateral in cash, U.S. Government securities and high grade debt obligations, maintained on a current basis at an amount at least equal to the market value and accrued interest of the securities loaned. An Underlying Scudder Fund has the right to call a loan and obtain the securities loaned on no more than five days' notice. During the existence of a loan, the Underlying Scudder Fund continues to receive the equivalent of any distributions paid by the issuer on the securities loaned and also receives compensation based on investment of the collateral. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans may be made only to firms deemed by the Adviser to be of good standing.

Indexed Securities. Certain Underlying Scudder Funds may invest in indexed securities, the value of which is linked to currencies, interest rates, commodities, indices or other financial indicators ("reference instruments"). Most indexed securities have maturities of three years or less.

         Indexed securities differ from other types of debt securities in which an Underlying Scudder Fund may invest in several respects. First, the interest rate or, unlike other debt securities, the principal amount payable at maturity of an indexed security may vary based on changes in one or more specified reference instruments, such as an interest rate compared with a fixed interest rate or the currency exchange rates between two currencies (neither of which need be the currency in which the instrument is denominated). The reference instrument need not be related to the terms of the indexed security. For example, the principal amount of a U.S. dollar denominated indexed security may vary based on the exchange rate of two foreign currencies. An indexed security may be positively or negatively indexed; that is, its value may increase or decrease if the value of the reference instrument increases. Further, the change in the principal amount payable or the interest rate of an indexed security may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s).

         Investment in indexed securities involves certain risks. In addition to the credit risk of the security's issuer and the normal risks of price changes in response to changes in interest rates, the principal amount of indexed securities may decrease as a result of changes in the value of reference instruments. Further, in the case of certain indexed securities in which the interest rate is linked to a reference instrument, the interest rate may be reduced to zero, and any further declines in the value of the security may then reduce the principal amount payable on maturity. Finally, indexed securities may be more volatile than the reference instruments underlying indexed securities.

Zero Coupon Securities. Certain Underlying Scudder Funds may invest in zero coupon securities which pay no cash income and are sold at substantial discounts from their value at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. Zero coupon securities are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest (cash). Zero coupon convertible securities offer the opportunity for capital appreciation (or depreciation) as increases (or decreases) in market value of such securities closely follow the movements in the market value of the underlying common stock. Zero coupon convertible securities generally are expected to be less volatile than the underlying common stocks because zero coupon convertible securities are usually issued with shorter maturities (15 years or less) and with options and/or redemption features exercisable by the holder of the obligation entitling the holder to redeem the obligation and receive a defined cash payment.

         Zero coupon securities include securities issued directly by the U.S. Treasury, and U.S. Treasury bonds or notes and their unmatured interest coupons and receipts for their underlying principal ("coupons") which have been separated by their holder, typically a custodian bank or investment brokerage firm. A holder will separate the interest coupons from the underlying principal (the "corpus") of the U.S. Treasury security. A number of securities firms and banks have stripped the interest coupons and receipts and then resold them in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRS") and Certificate of Accrual on Treasuries ("CATS"). The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Counsel to the underwriters of these certificates or other evidences of ownership of the U.S. Treasury securities has stated that for federal tax and securities purposes, in their opinion purchasers of such certificates, such as an Underlying Scudder Fund, most likely will be deemed the beneficial holder of the underlying U.S. government securities.

         The Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupons and corpus payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, the Fund will be able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

         When U.S. Treasury obligations have been stripped of their unmatured interest coupons by the holder, the principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest
(cash) payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the Treasury sells itself. (See "TAXES.")

When-Issued Securities. Certain Underlying Scudder Funds may purchase securities on a "when-issued" or "forward delivery" basis for payment and delivery at a later date. The price of such securities, which is generally expressed in yield terms, is generally fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities takes place at a later date. During the period between purchase and settlement, no payment is made by an Underlying Scudder Fund to the issuer and no interest on the when-issued or forward delivery securities accrues to the Underlying Scudder Fund. To the extent that assets of the Underlying Scudder Fund are held in cash pending the settlement of a purchase of securities, the Underlying Scudder Fund will earn no income; however, it is the Underlying Scudder Fund's intention to be fully invested to the extent practicable and subject to the policies stated above. While when-issued or forward delivery securities may be sold prior to the settlement date, the Underlying Scudder Fund intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Underlying Scudder Fund makes the commitment to purchase a security on a when-issued or forward delivery basis, it will record the transaction and reflect the value of the security in determining its net asset value. At the time of settlement, the market value of the when-issued or forward delivery securities may be more or less than the purchase price. The Underlying Scudder Fund does not believe that its net asset value or income will be adversely affected by its purchase of securities on a when-issued or forward delivery basis.

Mortgage-Backed Securities and Mortgage Pass-Through Securities. Certain Underlying Scudder Funds may also invest in mortgage-backed securities, which are interests in pools of mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related, and private organizations as further described below. An Underlying Scudder Fund may also invest in debt securities which are secured with collateral consisting of mortgage-backed securities (see "Collateralized Mortgage Obligations"), and in other types of mortgage-related securities.

         A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages, and expose an Underlying Scudder Fund to a lower rate of return upon reinvestment. To the extent that such mortgage-backed securities are held by the Underlying Scudder Fund, the prepayment right will tend to limit to some degree the increase in net asset value of the Underlying Scudder Fund because the value of the mortgage-backed securities held by the Underlying Scudder Fund may not appreciate as rapidly as the price of non-callable debt securities.

         Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing, or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities such as securities issued by the Government National Mortgage Association ("GNMA") are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

         The principal governmental guarantor of mortgage-related securities is GNMA. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks, and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages. These guarantees, however, do not apply to the market value or yield of mortgage-backed securities or to the value of Underlying Scudder Fund shares. Also, GNMA securities often are purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and will be lost if prepayment occurs.

         Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) mortgages from a list of approved seller/servicers which include state and federally-chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government.

         FHLMC is a corporate instrumentality of the U.S. Government and was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

         Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers also create pass-through pools of conventional mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers, and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets an Underlying Scudder Fund's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The Underlying Scudder Fund may buy mortgage-related securities without insurance or guarantees, if through an examination of the loan experience and practices of the originators/servicers and poolers, the Adviser determines that the securities meet the Underlying Scudder Fund's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

         Collateralized Mortgage Obligations ("CMO"s). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal are paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

         CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

         In a typical CMO transaction, a corporation issues multiple series, (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

         FHLMC Collateralized Mortgage Obligations. FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC PCs, payments of principal and interest on the CMOs are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

         If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

         Criteria for the mortgage loans in the pool backing the CMOs are identical to those of FHLMC PCs. FHLMC has the right to substitute collateral in the event of delinquencies and/or defaults.

         Other Mortgage-Backed Securities. The Adviser expects that governmental, government-related, or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed rate mortgages. An Underlying Scudder Fund will not purchase mortgage-backed securities or any other assets which, in the opinion of the Adviser, are illiquid if, as a result, more than 10% of the value of the Underlying Scudder Fund's total assets will be illiquid. As new types of mortgage-related securities are developed and offered to investors, the Adviser will, consistent with the Underlying Scudder Fund's investment objective, policies, and quality standards, consider making investments in such new types of mortgage-related securities.

         Other Asset-Backed Securities. The securitization techniques used to develop mortgaged-backed securities are now being applied to a broad range of assets. Through the use of trusts and special purpose corporations, various types of assets, including automobile loans, computer leases and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures described above or in a structure similar to the CMO structure. Consistent with an Underlying Scudder Fund's investment objectives and policies, the Underlying Scudder Fund may invest in these and other types of asset-backed securities that may be developed in the future. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

         Several types of asset-backed securities have already been offered to investors, including Certificates for Automobile Receivables(SM) ("CARS(SM)"). CARS(SM) represent undivided fractional interests in a trust ("Trust") whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARS(SM) are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the Trust. An investor's return on CARS(SM) may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage to or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

         Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

         Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. An Underlying Scudder Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

         An Underlying Scudder Fund may also invest in residual interests in asset-backed securities. In the case of asset-backed securities issued in a pass-through structure, the cash flow generated by the underlying assets is applied to make required payments on the securities and to pay related administrative expenses. The residual in an asset-backed security pass-through structure represents the interest in any excess cash flow remaining after making the foregoing payments. The amount of residual cash flow resulting from a particular issue of asset-backed securities will depend on, among other things, the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets. Asset-backed security residuals not registered under the Securities Act of 1933 may be subject to certain restrictions on transferability and would be subject to the Underlying Scudder Fund's restriction on restricted or illiquid securities. In addition, there may be no liquid market for such securities.

         The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require the Underlying Scudder Fund to dispose of any then existing holdings of such securities.

Repurchase  Commitments.   Certain  Underlying  Scudder  Funds  may  enter  into
repurchase commitments with any party deemed creditworthy by the Adviser, including foreign banks and broker/dealers, if the transaction is entered into for investment purposes and the counterparty's creditworthiness is at least equal to that of issuers of securities which an Underlying Scudder Fund may purchase. Such transactions may not provide the Underlying Scudder Fund with collateral marked-to-market during the term of the commitment.

Investing in Latin America. Investing in securities of Latin American issuers may entail risks relating to the potential political and economic instability of certain Latin American countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of expropriation, nationalization or other confiscation by any country, those Underlying Scudder Funds which are permitted to invest in securities of Latin American issuers could lose their entire investment in any such country.

         The securities markets of Latin American countries are substantially smaller, less developed, less liquid and more volatile than the major securities markets in the U.S. Disclosure and regulatory standards are in many respects less stringent than U.S. standards. Furthermore, there is a lower level of monitoring and regulation of the markets and the activities of investors in such markets.

         The limited size of many Latin American securities markets and limited trading volume in the securities of Latin American issuers compared to volume of trading in the securities of U.S. issuers could cause prices to be erratic for reasons apart from factors that affect the soundness and competitiveness of the securities issuers. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on in-depth fundamental analysis, may decrease the value and liquidity of portfolio securities.

         An Underlying Scudder Fund may invest a portion of its assets in securities denominated in currencies of Latin American countries. Accordingly, changes in the value of these currencies against the U.S. dollar may result in corresponding changes in the U.S. dollar value of the Underlying Scudder Fund's assets denominated in those currencies.

         Some Latin American countries also may have managed currencies, which are not free floating against the U.S. dollar. In addition, there is risk that certain Latin American countries may restrict the free conversion of their currencies into other currencies. Further, certain Latin American currencies may not be internationally traded. Certain of these currencies have experienced a steep devaluation relative to the U.S. dollar. Any devaluations in the currencies in which the Underlying Scudder Fund's portfolio securities are denominated may have a detrimental impact on the Underlying Scudder Fund's net asset value.

         The economies of individual Latin American countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Certain Latin American countries have experienced high levels of inflation which can have a debilitating effect on an economy, although some have begun to control inflation in recent years through prudent economic policies. Furthermore, certain Latin American countries may impose withholding taxes on dividends payable to the Underlying Scudder Fund at a higher rate than those imposed by other foreign countries. This may reduce the Underlying Scudder Fund's investment income available for distribution to shareholders.

         Certain Latin American countries such as Argentina, Brazil and Mexico are among the world's largest debtors to commercial banks and foreign governments. At times, certain Latin American countries have declared moratoria on the payment of principal and/or interest on outstanding debt.

         Latin America is a region rich in natural resources such as oil, copper, tin, silver, iron ore, forestry, fishing, livestock and agriculture. The region has a large population (roughly 300 million) representing a large domestic market. Economic growth was strong in the 1960's and 1970's, but slowed dramatically (and in some instances was negative) in the 1980's as a result of poor economic policies, higher international interest rates, and the denial of access to new foreign capital. Although a number of Latin American countries are currently experiencing lower rates of inflation and higher rates of real growth in Gross Domestic Product than they have in the past, other Latin American countries continue to experience significant problems, including high inflation rates and high interest rates. Capital flight has proven a persistent problem and external debt has been forcibly restructured. Political turmoil, high inflation, capital repatriation restrictions, and nationalization have further exacerbated conditions.

         Governments of many Latin American countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in those countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. Expropriation, confiscatory taxation, nationalization, political, economic or social instability or other similar developments, such as military coups, have occurred in the past and could also adversely affect the Underlying Scudder Fund's investments in this region.

         Changes in political leadership, the implementation of market oriented economic policies, such as privatization, trade reform and fiscal and monetary reform are among the recent steps taken to renew economic growth. External debt is being restructured and flight capital (domestic capital that has left home country) has begun to return. Inflation control efforts have also been implemented. Free Trade Zones are being discussed in various areas around the region, the most notable being a free zone among Mexico, the U.S. and Canada and another zone among four countries in the southernmost point of Latin America. Currencies are typically weak, but most are now relatively free floating, and it is not unusual for the currencies to undergo wide fluctuations in value over short periods of time due to changes in the market.

Depositary Receipts. Certain Underlying Scudder Funds may invest indirectly in securities of emerging country issuers through sponsored or unsponsored American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), International Depositary Receipts ("IDRs") and other types of Depositary Receipts (which, together with ADRs, GDRs and IDRs are hereinafter referred to as "Depositary Receipts"). Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the stock of unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of the Depositary Receipts. ADRs are Depositary Receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. GDRs, IDRs and other types of Depositary Receipts are typically issued by foreign banks or trust companies, although they also may be issued by United States banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, Depositary Receipts in registered form are designed for use in the United States securities markets and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. For purposes of an Underlying Scudder Fund's investment policies, the Underlying Scudder Fund's investments in ADRs, GDRs and other types of Depositary Receipts will be deemed to be investments in the underlying securities. Depositary Receipts other than those denominated in U.S. dollars will be subject to foreign currency exchange rate risk. Certain Depositary Receipts may not be listed on an exchange and therefore may be illiquid securities.

Loan Participations and Assignments. Certain Underlying Scudder Funds may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between an issuer of emerging market debt instruments and one or more financial institutions ("Lenders"). An Underlying Scudder Fund's investments in Loans in Latin America are expected in most instances to be in the form of participations in Loans ("Participations") and assignments of portions of Loans ("Assignments") from third parties. Participations typically will result in the Underlying Scudder Fund having a contractual relationship only with the Lender and not with the borrower. The Underlying Scudder Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Underlying Scudder Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Underlying Scudder Fund may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Underlying Scudder Fund will assume the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling a Participation, the Underlying Scudder Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. The Underlying Scudder Fund will acquire Participations only if the Lender interpositioned between the Underlying Scudder Fund and the borrower is determined by the Adviser to be creditworthy.

         When an Underlying Scudder Fund purchases Assignments from Lenders, the Underlying Scudder Fund will acquire direct rights against the borrower on the Loan. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by the Underlying Scudder Fund as the purchaser of an Assignment may differ from, and may be more limited than, those held by the assigning Lender.

         An Underlying Scudder Fund may have difficulty disposing of Assignments and Participations. Because no liquid market for these obligations typically exists, the Underlying Scudder Fund anticipates that these obligations could be sold only to a limited number of institutional investors. The lack of a liquid secondary market will have an adverse effect on the Underlying Scudder Fund's ability to dispose of particular Assignments or Participations when necessary to meet the Underlying Scudder Fund's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations may also make it more difficult for the Underlying Scudder Fund to assign a value to those securities for purposes of valuing the Underlying Scudder Fund's portfolio and calculating its net asset value.

Illiquid  or  Restricted  Securities.   Certain  Underlying  Scudder  Funds  may
occasionally purchase securities other than in the open market. While such purchases may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities" or "not readily marketable," i.e., securities which cannot be sold to the public without registration under the Securities Act of 1933 (the "1933 Act") or the availability of an exemption from registration (such as Rules 144 or 144A) or because they are subject to other legal or contractual delays in or restrictions on resale.

         Generally speaking, restricted securities may be sold only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the 1933 Act. An Underlying Scudder Fund may be deemed to be an "underwriter" for purposes of the 1933 Act when selling restricted securities to the public, and in such event the Underlying Scudder Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading.


         Some Underlying Scudder Funds will not invest more than 15% of their net assets in securities which are not readily marketable, the disposition of which is restricted under Federal securities laws or in repurchase agreements not terminable within 7 days, and such Underlying Scudder Funds will not invest more than 10% of their total assets in restricted securities. Certain Underlying Scudder Funds will not invest more than 10% of their net assets in securities which are not readily marketable, the disposition of which are restricted under Federal securities laws or in repurchase agreements not terminable within seven days, and such Underlying Scudder Funds will not invest more than 5% of their total assets in restricted securities. Certain Underlying Scudder Funds will not invest more than 15% of their net assets in illiquid securities.


         Special Considerations Affecting the Pacific Basin. Economies of individual Pacific Basin countries in which certain Underlying Scudder Funds may invest, may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, interest rate levels, and balance of payments position. Of particular importance, most of the economies in this region of the world are heavily dependent upon exports, particularly to developed countries, and, accordingly, have been and may continue to be adversely affected by trade barriers, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the U.S. and other countries with which they trade. These economies also have been and may continue to be negatively impacted by economic conditions in the U.S. and other trading partners, which can lower the demand for goods produced in the Pacific Basin.

         With respect to the Peoples Republic of China and other markets in which an Underlying Scudder Fund may participate, there is the possibility of nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments that could adversely impact a Pacific Basin country or the Underlying Scudder Fund's investment in that country.

         Trading volume on Pacific Basin stock exchanges outside of Japan, although increasing, is substantially less than in the U.S. stock market. Further, securities of some Pacific Basin companies are less liquid and more volatile than securities of comparable U.S. companies. Fixed commissions on Pacific Basin stock exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Underlying Scudder Fund endeavors to achieve the most favorable net results on its portfolio transactions and may be able to purchase securities in which the Underlying Scudder Fund may invest on other stock exchanges where commissions are negotiable.

         Foreign companies, including Pacific Basin companies, are not generally subject to uniform accounting, auditing and financial reporting standards, practices and disclosure requirements comparable to those applicable to U.S. companies. Consequently, there may be less publicly available information about such companies than about U.S. companies. Moreover, there is generally less government supervision and regulation of Pacific Basin stock exchanges, brokers, and listed companies than in the U.S.

         Investing in Europe. Most Eastern European nations in which certain Underlying Scudder Funds may invest, including Hungary, Poland, Czechoslovakia, and Romania have had centrally planned, socialist economies since shortly after World War II. A number of their governments, including those of Hungary, the Czech Republic, and Poland are currently implementing or considering reforms directed at political and economic liberalization, including efforts to foster multi-party political systems, decentralize economic planning, and move toward free market economies. At present, no Eastern European country has a developed stock market, but Poland, Hungary, and the Czech Republic have small securities markets in operation. Ethnic and civil conflict currently rage through the former Yugoslavia. The outcome is uncertain.

         Both the EC and Japan, among others, have made overtures to establish trading arrangements and assist in the economic development of the Eastern European nations. A great deal of interest also surrounds opportunities created by the reunification of East and West Germany. Following reunification, the Federal Republic of Germany has remained a firm and reliable member of the EC and numerous other international alliances and organizations. To reduce inflation caused by the unification of East and West Germany, Germany has adopted a tight monetary policy which has led to weakened exports and a reduced domestic demand for goods and services. However, in the long-term, reunification could prove to be an engine for domestic and international growth.

         The  conditions  that  have  given  rise  to  these   developments  are
changeable, and there is no assurance that reforms will continue or that their goals will be achieved.

         Portugal is a genuinely emerging market which has experienced rapid growth since the mid-1980s, except for a brief period of stagnation over 1990-91. Portugal's government remains committed to privatization of the financial system away from one dependent upon the banking system to a more balanced structure appropriate for the requirements of a modern economy. Inflation continues to be about three times the EC average.

         Economic reforms launched in the 1980s continue to benefit Turkey in the 1990s. Turkey's economy has grown steadily since the early 1980s, with real growth in per capita Gross Domestic Product (GDP) increasing more than 6% annually. Agriculture remains the most important economic sector, employing approximately 55% of the labor force, and accounting for nearly 20% of GDP and 20% of exports. Inflation and interest rates remain high, and a large budget deficit will continue to cause difficulties in Turkey's substantial transformation to a dynamic free market economy.

         Like many other Western economies, Greece suffered severely from the global oil price hikes of the 1970s, with annual GDP growth plunging from 8% to 2% in the 1980s, and inflation, unemployment, and budget deficits rising sharply. The fall of the socialist government in 1989 and the inability of the conservative opposition to obtain a clear majority have led to business uncertainty and the continued prospects for flat economic performance. Once Greece has sorted out its political situation, it will have to face the challenges posed by the steadily increasing integration of the EC, including the progressive lowering of trade and investment barriers. Tourism continues as a major industry, providing a vital offset to a sizable commodity trade deficit.

         Securities traded in certain emerging European securities markets may be subject to risks due to the inexperience of financial intermediaries, the lack of modern technology and the lack of a sufficient capital base to expand business operations. Additionally, former Communist regimes of a number of Eastern European countries had expropriated a large amount of property, the claims of which have not been entirely settled. There can be no assurance that the Underlying Scudder Fund's investments in Eastern Europe would not also be expropriated, nationalized or otherwise confiscated. Finally, any change in leadership or policies of Eastern European countries, or countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities.

         Investing in Africa. Many of the countries in which certain Underlying Scudder Funds may invest are fraught with political instability. However, there has been a trend over the past five years toward democratization. Many countries are moving from a military style, Marxist, or single party government to a multi-party system. Still, there remain many countries that do not have a stable political process. Other countries have been enmeshed in civil wars and border clashes.

         Africa is a continent of roughly 50 countries with a total population of approximately 840 million people. Literacy rates (the percentage of people who are over 15 years of age and who can read and write) are relatively low, ranging from 20% to 60%. The primary industries include crude oil, natural gas, manganese ore, phosphate, bauxite, copper, iron, diamond, cotton, coffee, cocoa, timber, tobacco, sugar, tourism, and cattle.

         Economically, the Northern Rim countries (including Morocco, Egypt, and Algeria) and Nigeria, Zimbabwe and South Africa are the wealthier countries on the continent. The market capitalization of these countries has been growing recently as more international companies invest in Africa and as local companies start to list on the exchanges. However, religious and ethnic strife has been a significant source of instability.

         On the other end of the economic spectrum are countries, such as Burkina, Madagascar, and Malawi, that are considered to be among the poorest or least developed in the world. These countries are generally landlocked or have poor natural resources. The economies of many African countries are heavily dependent on international oil prices. Of all the African industries, oil has been the most lucrative, accounting for 40% to 60% of many countries' GDP. However, general decline in oil prices has had an adverse impact on many economies.

Brady Bonds. Certain Underlying Scudder Funds may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented to date in Mexico, Uruguay, Venezuela, Costa Rica, Argentina, Nigeria, and the Philippines.

         Brady Bonds have been issued only recently, and for that reason do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the dollar) and are actively traded in over-the-counter secondary markets.

         Dollar-denominated, collateralized Brady Bonds, which may be fixed rate bonds or floating rate bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at final maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In light of the residual risk of Brady Bonds and the history of defaults of countries issuing Brady Bonds, with respect to commercial bank loans by public and private entities, investments in Brady Bonds may be viewed as speculative. Over $82 billion in Brady Bonds have been issued by countries in Africa and Latin America, with 90% of these Brady Bonds being denominated in U.S. dollars.

Sovereign Debt. Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy towards the International Monetary Fund, and the political constraints to which a governmental entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

Borrowing. Certain Underlying Scudder Funds are authorized to borrow money for purposes of liquidity and to provide for redemptions and distributions. An Underlying Scudder Fund will borrow only when the Adviser believes that borrowing will benefit the Underlying Scudder Fund after taking into account considerations such as the costs of the borrowing. The Underlying Scudder Fund does not expect to borrow for investment purposes, to increase return or leverage the portfolio. Borrowing by the Underlying Scudder Fund will involve special risk considerations. Although the principal of the Underlying Scudder Fund's borrowings will be fixed, the Underlying Scudder Fund's assets may change in value during the time a borrowing is outstanding, thus increasing exposure to capital risk.

Municipal Obligations. Certain Underlying Scudder Funds may acquire municipal obligations when, due to disparities in the debt securities markets, the anticipated total return on such obligations is higher than that on taxable obligations. The Underlying Scudder Fund has no current intention of purchasing tax-exempt municipal obligations that would amount to greater than 5% of the Underlying Scudder Fund's total assets.

         Municipal obligations are issued by or on behalf of states, territories, and possessions of the U.S., and their political subdivisions, agencies, and instrumentalities, and the District of Columbia to obtain funds for various public purposes. The interest on these obligations is generally exempt from federal income tax in the hands of most investors. The two principal classifications of municipal obligations are "notes" and "bonds." The return on municipal obligations is ordinarily lower than that of taxable obligations.

Eastern Europe. Certain Underlying Scudder Funds may invest up to 5% of their total assets in the securities of issuers domiciled in Eastern European countries. Investments in companies domiciled in Eastern European countries may be subject to potentially greater risks than those of other foreign issuers.
These risks include (i) potentially less social, political and economic stability; (ii) the small current size of the markets for such securities and the low volume of trading, which result in less liquidity and in greater price volatility; (iii) certain national policies which may restrict the Underlying Scudder Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain Eastern European countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries, or in the countries of the former Soviet Union.

         Investments  in  such  countries  involve  risks  of   nationalization,
expropriation and confiscatory taxation. The Communist governments of a number of East European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there may be no assurance that such expropriation will not occur in the future. In the event of such expropriation, the Underlying Scudder Fund could lose a substantial portion of any investments it has made in the affected countries. Further, no accounting standards exist in East European countries. Finally, even though certain East European currencies may be convertible into U.S. dollars, the conversion rates may be artificial to the actual market values and may be adverse to the Underlying Scudder Fund's shareholders.

Small Company Risk. The Adviser believes that small companies often have sales and earnings growth rates which exceed those of larger companies, and that such growth rates may in turn be reflected in more rapid share price appreciation over time. However, investing in smaller company stocks involves greater risk than is customarily associated with investing in larger, more established companies. For example, smaller companies can have limited product lines, markets, or financial and managerial resources. Smaller companies may also be dependent on one or a few key persons, and may be more susceptible to losses and risks of bankruptcy. Also, the securities of the smaller companies in which certain Underlying Scudder Funds may invest, may be thinly traded (and therefore have to be sold at a discount from current market prices or sold in small lots over an extended period of time). Transaction costs in smaller company stocks may be higher than those of larger companies.

Asset-Indexed Securities. Certain Underlying Scudder Funds may purchase asset-indexed securities which are debt securities usually issued by companies in precious metals related businesses such as mining, the principal amount, redemption terms, or interest rates of which are related to the market price of a specified precious metal. An Underlying Scudder Fund will only enter into transactions in publicly traded asset-indexed securities. Market prices of asset-indexed securities will relate primarily to changes in the market prices of the precious metals to which the securities are indexed rather than to changes in market rates of interest. However, there may not be a perfect correlation between the price movements of the asset-indexed securities and the underlying precious metals. Asset-indexed securities typically bear interest or pay dividends at below market rates (and in certain cases at nominal rates). The Underlying Scudder Fund will purchase asset-indexed securities to the extent permitted by law.

Short Sales Against the Box. Certain Underlying Scudder Funds may make short sales of common stocks if, at all times when a short position is open, an Underlying Scudder Fund owns the stock or owns preferred stocks or debt securities convertible or exchangeable, without payment of further consideration, into the shares of common stock sold short. Short sales of this kind are referred to as short sales "against the box." The broker/dealer that executes a short sale generally invests cash proceeds of the sale until they are paid to the Underlying Scudder Fund. Arrangements may be made with the broker/dealer to obtain a portion of the interest earned by the broker on the investment of short sale proceeds. The Underlying Scudder Fund will segregate the common stock or convertible or exchangeable preferred stock or debt securities in a special account with the Custodian. The extent to which the Underlying Scudder Fund may make short sales of common stocks may be limited by the requirements contained in the Internal Revenue Code of 1986, as amended (the "Code") for qualification as a regulated investment company. (See "TAXES.")

Investing in Emerging Markets. Most emerging securities markets in which certain Underlying Scudder Funds may invest, may have substantially less volume and are subject to less government supervision than U.S. securities markets. Securities of many issuers in emerging markets may be less liquid and more volatile than securities of comparable domestic issuers. In addition, there is less regulation of securities exchanges, securities dealers, and listed and unlisted companies in emerging markets than in the United States.

         Emerging markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions. Delays in settlement could result in temporary periods when a portion of the assets of an Underlying Scudder Fund is uninvested and no cash is earned thereon. The inability of the Underlying Scudder Fund to make intended security purchases due to settlement problems could cause the Underlying Scudder Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Underlying Scudder Fund due to subsequent declines in value of the portfolio security or, if the Underlying Scudder Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. Costs associated with transactions in foreign securities are generally higher than costs associated with transactions in U.S. securities. Such transactions also involve additional costs for the purchase or sale of foreign currency.

         Foreign investment in certain emerging market debt obligations is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in certain emerging markets debt obligations and increase the costs and expenses of an Underlying Scudder Fund. Certain emerging markets require prior governmental approval of investments by foreign persons, limit the amount of investment by foreign persons in a particular company, limit the investment by foreign persons only to a specific class of securities of a company that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes on foreign investors. Certain emerging markets may also restrict investment opportunities in issuers in industries deemed important to national interest.

         Certain emerging markets may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in an emerging market's balance of payments or for other reasons, a country could impose temporary restrictions on foreign capital remittances. An Underlying Scudder Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Underlying Scudder Fund of any restrictions on investments.

         In the course of investment in emerging market debt obligations, an Underlying Scudder Fund will be exposed to the direct or indirect consequences of political, social and economic changes in one or more emerging markets. Political changes in emerging market countries may affect the willingness of an emerging market country governmental issuer to make or provide for timely payments of its obligations. The country's economic status, as reflected, among other things, in its inflation rate, the amount of its external debt and its gross domestic product, also affects its ability to honor its obligations. While the Underlying Scudder Fund will manage its assets in a manner that will seek to minimize the exposure to such risks, and will further reduce risk by owning the bonds of many issuers, there can be no assurance that adverse political, social or economic changes will not cause the Underlying Scudder Fund to suffer a loss of value in respect of the securities in the Underlying Scudder Fund's portfolio.

         The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for an Underlying Scudder Fund's securities in such markets may not be readily available. The Corporation may suspend redemption of its shares for any period during which an emergency exists, as determined by the Securities and Exchange Commission (the
"Commission"). Accordingly if the Underlying Scudder Fund believes that appropriate circumstances exist, it will promptly apply to the Commission for a determination that an emergency is present. During the period commencing from the Underlying Scudder Fund's identification of such condition until the date of the Commission action, the Underlying Scudder Fund's securities in the affected markets will be valued at fair value determined in good faith by or under the direction of the Board of Directors.

         Volume and liquidity in most foreign bond markets are less than in the United States and securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although an Underlying Scudder Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of business and industry practices, securities exchanges, brokers, dealers and listed companies than in the United States. Mail service between the United States and foreign countries may be slower or less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. In addition, with respect to certain emerging markets, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect the Underlying Scudder Fund's investments in those countries. Moreover, individual emerging market economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The chart below sets forth the risk ratings of selected emerging market countries' sovereign debt securities.

   Sovereign Risk Ratings for Selected Emerging Market Countries as of 2/23/96
        (Source: J.P. Morgan Securities, Inc., Emerging Markets Research)

     Country                         Moody's                Standard & Poor's
     -------                         -------                -----------------

     Chile                           Baa1                           A-
     Turkey                          Ba3                            B+
     Mexico                          Ba2                            BB
     Czech Republic                  Baa1                           A
     Hungary                         Ba1                            BB+
     Colombia                        Baa3                           BBB-
     Venezuela                       Ba2                            B+
     Morocco                         NR                             NR
     Argentina                       B1                             BB-
     Brazil                          B1                             B+
     Poland                          Baa3                           BB
     Ivory Coast                     NR                             NR


         An Underlying Scudder Fund may have limited legal recourse in the event of a default with respect to certain debt obligations it holds. If the issuer of a fixed-income security owned by the Underlying Scudder Fund defaults, the Underlying Scudder Fund may incur additional expenses to seek recovery. Debt obligations issued by emerging market country governments differ from debt obligations of private entities; remedies from defaults on debt obligations issued by emerging market governments, unlike those on private debt, must be pursued in the courts of the defaulting party itself. The Underlying Scudder Fund's ability to enforce its rights against private issuers may be limited. The ability to attach assets to enforce a judgment may be limited. Legal recourse is therefore somewhat diminished. Bankruptcy, moratorium and other similar laws applicable to private issuers of debt obligations may be substantially different from those of other countries. The political context, expressed as an emerging market governmental issuer's willingness to meet the terms of the debt obligation, for example, is of considerable importance. In addition, no assurance can be given that the holders of commercial bank debt may not contest payments to the holders of debt obligations in the event of default under commercial bank loan agreements. With four exceptions, (Panama, Cuba, Costa Rica and Yugoslavia), no sovereign emerging markets borrower has defaulted on an external bond issue since World War II.

         Income from securities held by an Underlying Scudder Fund could be reduced by a withholding tax on the source or other taxes imposed by the emerging market countries in which the Underlying Scudder Fund makes its investments. The Underlying Scudder Fund's net asset value may also be affected by changes in the rates or methods of taxation applicable to the Underlying Scudder Fund or to entities in which the Underlying Scudder Fund has invested. The Adviser will consider the cost of any taxes in determining whether to acquire any particular investments, but can provide no assurance that the taxes will not be subject to change.

         Many emerging markets have experienced substantial, and in some periods extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain emerging market countries. In an attempt to control inflation, wage and price controls have been imposed in certain countries. Of these countries, some, in recent years, have begun to control inflation through prudent economic policies.

         Emerging market governmental issuers are among the largest debtors to commercial banks, foreign governments, international financial organizations and other financial institutions. Certain emerging market governmental issuers have not been able to make payments of interest on or principal of debt obligations as those payments have come due. Obligations arising from past restructuring agreements may affect the economic performance and political and social stability of those issuers.

         Governments of many emerging market countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in any given country. As a result, government actions in the future could have a significant effect on economic conditions in emerging markets, which in turn, may adversely affect companies in the private sector, general market conditions and prices and yields of certain of the securities in the Underlying Scudder Fund's portfolio. Expropriation, confiscatory taxation, nationalization, political, economic or social instability or other similar developments have occurred frequently over the history of certain emerging markets and could adversely affect the Underlying Scudder Fund's assets should these conditions recur.

         The ability of emerging market country governmental issuers to make timely payments on their obligations is likely to be influenced strongly by the issuer's balance of payments, including export performance, and its access to international credits and investments. An emerging market whose exports are concentrated in a few commodities could be vulnerable to a decline in the international prices of one or more of those commodities. Increased protectionism on the part of an emerging market's trading partners could also adversely affect the country's exports and diminish its trade account surplus, if any. To the extent that emerging markets receive payment for its exports in currencies other than dollars or non-emerging market currencies, its ability to make debt payments denominated in dollars or non-emerging market currencies could be affected.

         To the extent that an emerging market country cannot generate a trade surplus, it must depend on continuing loans from foreign governments, multilateral organizations or private commercial banks, aid payments from foreign governments and on inflows of foreign investment. The access of emerging markets to these forms of external funding may not be certain, and a withdrawal of external funding could adversely affect the capacity of emerging market country governmental issuers to make payments on their obligations. In addition, the cost of servicing emerging market debt obligations can be affected by a change in international interest rates since the majority of these obligations carry interest rates that are adjusted periodically based upon international rates.

         Another factor bearing on the ability of emerging market countries to repay debt obligations is the level of international reserves of the country. Fluctuations in the level of these reserves affect the amount of foreign exchange readily available for external debt payments and thus could have a bearing on the capacity of emerging market countries to make payments on these debt obligations.

Investments Involving Above-Average Risk. Certain Underlying Scudder Funds may purchase securities involving above-average risk. For example, an Underlying Scudder Fund has invested from time to time in relatively new companies but is limited by a non-fundamental policy that it may not invest more than 5% of its total assets in companies that, with their predecessors, have been in continuous operation for less than three years. The Underlying Scudder Fund's portfolio may also include the securities of small or little-known companies, commonly referred to as emerging growth companies, that the Adviser believes have above-average earnings growth potential and/or may receive greater market recognition. Both factors are believed to offer significant opportunity for capital appreciation. Investment risk is higher than that normally associated with larger, older companies due to the higher business risks associated with small size, frequently narrow product lines and relative immaturity. To help reduce risk, the Underlying Scudder Fund allocates its investments among many companies and different industries.

         The securities of such companies are often traded only over-the-counter and may not be traded in the volume typical of trading on a national securities exchange. As a result, the disposition by the Underlying Scudder Fund of holdings of such securities may require the Underlying Scudder Fund to offer a discount from recent prices or to make many small sales over a lengthy period of time. Such securities may be subject to more abrupt or erratic market movements than those typically encountered on national securities exchanges.